The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (7.6%)
	AT&T, Inc.	17,241,636	$305,004,541
*	Charter Communications, Inc., Class A	796	295,085
	Comcast Corp., Class A	12,261,715	570,660,216
	Electronic Arts, Inc.	70,615	9,715,212
	Fox Corp., Class A	1,063,792	34,360,482
	Fox Corp., Class B	445,528	13,370,295
»	GCI Liberty, Inc.	59,566	53,874
	Interpublic Group of Cos., Inc.	1,032,861	34,074,084
*	Liberty Broadband Corp., Class A	27,366	2,129,622
*	Liberty Broadband Corp., Class C	210,815	16,538,437
	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,399,676
*	Liberty Media Corp.-Liberty Formula One, Class C	85,292	5,735,887
	Liberty Media Corp.-Liberty Live, Class A	655	24,124
*	Liberty Media Corp.-Liberty SiriusXM, Class A	26,201	796,248
*	Liberty Media Corp.-Liberty SiriusXM, Class C	290,835	8,829,751
*	Meta Platforms, Inc., Class A	640,310	249,810,543
	News Corp., Class A	636,251	15,677,225
#	News Corp., Class B	64,856	1,658,368
*	Take-Two Interactive Software, Inc.	270,926	44,683,825
	T-Mobile U.S., Inc.	1,545,488	249,179,030
	Verizon Communications, Inc.	10,347,826	438,230,431
	Walt Disney Co.	507,694	48,764,009
*	Warner Bros Discovery, Inc.	1,559,390	15,625,088
TOTAL COMMUNICATION SERVICES			2,067,616,053
CONSUMER DISCRETIONARY — (5.7%)
*	Aptiv PLC	777,546	63,237,816
	Aramark	869,099	25,273,399
	Autoliv, Inc.	116,089	12,435,454
	BorgWarner, Inc.	843,050	28,579,395
# *	CarMax, Inc.	346,110	24,636,110
*	Carnival Corp.	936,395	15,525,429
#	Dick's Sporting Goods, Inc.	21,473	3,200,980
	DR Horton, Inc.	2,060,510	294,467,484
	eBay, Inc.	1,892,552	77,727,111
	Ford Motor Co.	8,696,546	101,923,519
	Garmin Ltd.	548,216	65,506,330
	General Motors Co.	4,264,358	165,457,090
	Gentex Corp.	716,667	23,743,178
#	Hyatt Hotels Corp., Class A	133,345	17,117,498
	Lear Corp.	152,782	20,304,728
	Lennar Corp., Class A	1,131,110	169,496,833
#	Lennar Corp., Class B	37,985	5,270,419
#	Lithia Motors, Inc.	1,494	440,506
	LKQ Corp.	1,699,192	79,301,291
#	MGM Resorts International	1,454,296	63,072,817
*	Mohawk Industries, Inc.	4,405	459,221
#	Penske Automotive Group, Inc.	104,673	15,530,333
	Phinia, Inc.	50,460	1,525,910
	PulteGroup, Inc.	1,956,203	204,540,586
	Ralph Lauren Corp.	83,221	11,956,361
# *	Rivian Automotive, Inc., Class A	486,887	7,454,240
#	Tapestry, Inc.	258,509	10,027,564

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	63,758	$6,334,357
*	TopBuild Corp.	4,561	1,683,602
	Whirlpool Corp.	336,791	36,885,350
TOTAL CONSUMER DISCRETIONARY			1,553,114,911
CONSUMER STAPLES — (4.1%)
	Archer-Daniels-Midland Co.	1,387,238	77,102,688
*	BellRing Brands, Inc.	100,936	5,578,733
	Bunge Global SA	609,659	53,704,861
	Campbell Soup Co.	379,984	16,958,686
	Casey's General Stores, Inc.	23,550	6,390,528
	Conagra Brands, Inc.	714,767	20,835,458
	Constellation Brands, Inc., Class A	110,492	27,079,379
*	Coty, Inc., Class A	255,459	3,085,945
*	Darling Ingredients, Inc.	262,807	11,379,543
# *	Dollar Tree, Inc.	794,116	103,727,432
	General Mills, Inc.	1,966,985	127,676,996
	Hormel Foods Corp.	651,465	19,784,992
	J M Smucker Co.	596,633	78,487,071
	Kenvue, Inc.	1,700,946	35,311,639
	Keurig Dr Pepper, Inc.	687,203	21,605,662
	Kraft Heinz Co.	115,564	4,290,891
	Kroger Co.	3,528,698	162,814,126
	Molson Coors Beverage Co., Class B	450,930	27,862,965
	Mondelez International, Inc., Class A	2,725,988	205,185,117
*	Performance Food Group Co.	118,856	8,638,454
	Seaboard Corp.	13	46,839
	Tyson Foods, Inc., Class A	1,379,669	75,550,675
*	U.S. Foods Holding Corp.	853,580	39,273,216
TOTAL CONSUMER STAPLES			1,132,371,896
ENERGY — (13.5%)
	Baker Hughes Co.	2,705,127	77,096,120
#	Chesapeake Energy Corp.	316,657	24,417,421
	Chevron Corp.	4,945,790	729,157,820
	ConocoPhillips	3,750,143	419,528,497
	Coterra Energy, Inc.	2,289,186	56,954,948
	Devon Energy Corp.	1,436,131	60,346,225
	Diamondback Energy, Inc.	596,588	91,719,439
	EOG Resources, Inc.	933,138	106,181,773
	EQT Corp.	682,026	24,143,720
	Exxon Mobil Corp.	10,917,123	1,122,389,472
	HF Sinclair Corp.	287,753	16,255,167
	Kinder Morgan, Inc.	6,257,833	105,882,534
	Marathon Oil Corp.	1,942,732	44,391,426
	Marathon Petroleum Corp.	1,358,505	224,968,428
	Occidental Petroleum Corp.	1,487,423	85,630,942
	ONEOK, Inc.	3,810	260,033
	Ovintiv, Inc.	176,733	7,497,014
	Phillips 66	941,306	135,839,869
	Pioneer Natural Resources Co.	506,358	116,376,259
	Valero Energy Corp.	967,225	134,347,552
	Williams Cos., Inc.	2,741,642	95,025,312
TOTAL ENERGY			3,678,409,971
FINANCIALS — (23.3%)
	Aflac, Inc.	1,432,922	120,852,642
	Allstate Corp.	155,231	24,099,613

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ally Financial, Inc.	1,842,669	$67,589,099
	American Financial Group, Inc.	157,420	18,953,368
	American International Group, Inc.	1,904,953	132,413,283
*	Arch Capital Group Ltd.	856,949	70,638,306
	Axis Capital Holdings Ltd.	3,443	204,927
	Bank of America Corp.	9,062,195	308,205,218
	Bank of New York Mellon Corp.	2,476,920	137,369,983
*	Berkshire Hathaway, Inc., Class B	1,792,359	687,799,843
	BlackRock, Inc.	2,239	1,733,680
	BOK Financial Corp.	6,114	512,598
	Capital One Financial Corp.	1,477,562	199,943,690
#	Carlyle Group, Inc.	71,690	2,869,034
	Charles Schwab Corp.	3,700	232,804
	Chubb Ltd.	623,230	152,691,350
	Cincinnati Financial Corp.	42,182	4,673,766
	Citigroup, Inc.	2,455,318	137,915,212
	Citizens Financial Group, Inc.	632,526	20,683,600
	CNA Financial Corp.	70,828	3,121,390
	Discover Financial Services	941,871	99,386,228
	Equitable Holdings, Inc.	10,374	339,126
	Everest Group Ltd.	108,975	41,952,106
#	F&G Annuities & Life, Inc.	8,261	370,423
	Fidelity National Financial, Inc.	293,833	14,700,465
	Fidelity National Information Services, Inc.	1,876,852	116,852,806
	Fifth Third Bancorp	3,530,714	120,891,647
#	First Citizens BancShares, Inc., Class A	10,216	15,426,160
*	Fiserv, Inc.	733,273	104,029,441
	Franklin Resources, Inc.	331,384	8,824,756
	Global Payments, Inc.	489,943	65,275,106
	Globe Life, Inc.	35,560	4,367,479
	Goldman Sachs Group, Inc.	749,778	287,922,250
	Hartford Financial Services Group, Inc.	2,087,475	181,526,826
	Huntington Bancshares, Inc.	3,673,080	46,758,308
	Intercontinental Exchange, Inc.	48,980	6,236,623
	Jefferies Financial Group, Inc.	302,462	12,328,351
	JPMorgan Chase & Co.	7,413,686	1,292,650,291
	KeyCorp	2,382,473	34,617,333
	Loews Corp.	619,986	45,172,180
	M&T Bank Corp.	319,482	44,120,464
*	Markel Group, Inc.	7,619	11,408,919
	MetLife, Inc.	1,092,366	75,722,811
	Morgan Stanley	2,664,369	232,439,552
	Northern Trust Corp.	255,346	20,335,755
	Old Republic International Corp.	253,108	7,097,148
	PNC Financial Services Group, Inc.	578,982	87,547,868
	Principal Financial Group, Inc.	1,433,986	113,428,293
	Prudential Financial, Inc.	1,287,996	135,149,420
	Raymond James Financial, Inc.	317,084	34,936,315
	Regions Financial Corp.	4,794,047	89,504,858
	Reinsurance Group of America, Inc.	33,547	5,833,488
	RenaissanceRe Holdings Ltd.	8,876	2,031,095
	State Street Corp.	746,385	55,135,460
	Synchrony Financial	1,421,381	55,249,079
	T Rowe Price Group, Inc.	165,014	17,895,768
	Travelers Cos., Inc.	1,031,317	217,979,161
	Truist Financial Corp.	3,479,840	128,962,870
	U.S. Bancorp	2,723,000	113,113,420
	Unum Group	46,438	2,244,813
	W R Berkley Corp.	214,616	17,572,758

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	37,900	$1,875,292
	Wells Fargo & Co.	5,729,127	287,487,593
	Willis Towers Watson PLC	68,957	16,984,109
TOTAL FINANCIALS			6,366,187,620
HEALTH CARE — (14.2%)
	Abbott Laboratories	548,548	62,068,206
*	Avantor, Inc.	918,028	21,105,464
	Baxter International, Inc.	88,704	3,431,958
	Becton Dickinson & Co.	537,164	128,280,135
*	Biogen, Inc.	548,033	135,177,820
*	BioMarin Pharmaceutical, Inc.	46,049	4,055,996
*	Bio-Rad Laboratories, Inc., Class A	9,965	3,197,669
*	Boston Scientific Corp.	794,102	50,234,892
	Bristol-Myers Squibb Co.	4,906,955	239,802,891
*	Centene Corp.	1,205,509	90,786,883
*	Charles River Laboratories International, Inc.	60,963	13,185,078
	Cigna Group	835,431	251,422,959
	Cooper Cos., Inc.	27,884	10,401,569
	CVS Health Corp.	3,323,279	247,152,259
	Danaher Corp.	1,108,364	265,907,607
*	DaVita, Inc.	1,999	216,212
	Elevance Health, Inc.	680,876	335,971,453
*	Envista Holdings Corp.	11,130	261,555
*	Fortrea Holdings, Inc.	254,689	7,885,171
*	GE HealthCare Technologies, Inc.	1,181,396	86,667,211
	Gilead Sciences, Inc.	2,674,947	209,341,352
# *	Henry Schein, Inc.	124,562	9,322,220
*	Hologic, Inc.	568,784	42,340,281
	Humana, Inc.	391,825	148,133,359
*	Incyte Corp.	99,435	5,843,795
*	Jazz Pharmaceuticals PLC	196,947	24,169,336
	Laboratory Corp. of America Holdings	648,579	144,179,112
	Medtronic PLC	2,136,727	187,049,082
*	Moderna, Inc.	182,534	18,445,061
	Pfizer, Inc.	13,609,155	368,535,917
	Quest Diagnostics, Inc.	905,867	116,340,499
*	Regeneron Pharmaceuticals, Inc.	180,486	170,158,591
	Revvity, Inc.	131,820	14,128,468
	Royalty Pharma PLC, Class A	7,285	206,821
	STERIS PLC	175,910	38,515,494
#	Teleflex, Inc.	5,090	1,236,005
	Thermo Fisher Scientific, Inc.	437,876	236,006,406
*	United Therapeutics Corp.	93,708	20,126,604
	Universal Health Services, Inc., Class B	354,912	56,363,575
	Viatris, Inc.	3,118,355	36,703,038
	Zimmer Biomet Holdings, Inc.	503,026	63,180,066
TOTAL HEALTH CARE			3,867,538,070
INDUSTRIALS — (12.8%)
	AECOM	220,752	19,468,119
	AGCO Corp.	16,608	2,031,657
	AMETEK, Inc.	375,840	60,904,872
*	Builders FirstSource, Inc.	607,115	105,474,089
	Carlisle Cos., Inc.	253,356	79,619,657
	Carrier Global Corp.	4,090	223,764
#	Concentrix Corp.	93,288	8,290,505
	Cummins, Inc.	618,184	147,931,431

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	63,181	$24,866,778
	Delta Air Lines, Inc.	2,409,410	94,304,307
	Dover Corp.	439,073	65,764,354
	Eaton Corp. PLC	266,902	65,679,244
	EMCOR Group, Inc.	18,831	4,295,539
	Emerson Electric Co.	215,370	19,755,890
	FedEx Corp.	613,891	148,125,759
	Fortive Corp.	502,400	39,277,632
	Fortune Brands Innovations, Inc.	327,445	25,406,458
	General Dynamics Corp.	471,500	124,942,785
	General Electric Co.	1,195,941	158,366,507
*	GXO Logistics, Inc.	115,549	6,283,555
	Huntington Ingalls Industries, Inc.	47,968	12,419,875
	Ingersoll Rand, Inc.	900,199	71,889,892
	Jacobs Solutions, Inc.	302,124	40,717,251
	Johnson Controls International PLC	1,794,060	94,529,021
	Knight-Swift Transportation Holdings, Inc.	2,950	169,271
	L3Harris Technologies, Inc.	391,552	81,607,268
	Leidos Holdings, Inc.	714,993	78,985,277
	ManpowerGroup, Inc.	2,452	181,791
*	Masterbrand, Inc.	14,587	205,239
	MDU Resources Group, Inc.	20,335	396,736
# *	Middleby Corp.	15,036	2,121,129
*	NEXTracker, Inc., Class A	259,476	11,746,479
	Norfolk Southern Corp.	774,293	182,144,685
	Northrop Grumman Corp.	104,888	46,859,763
	Oshkosh Corp.	2,394	263,579
	Otis Worldwide Corp.	876,223	77,493,162
	Owens Corning	520,448	78,863,485
	PACCAR, Inc.	2,024,474	203,236,945
	Parker-Hannifin Corp.	206,155	95,758,997
	Pentair PLC	935,192	68,427,999
	Quanta Services, Inc.	192,502	37,355,013
	Regal Rexnord Corp.	50,964	6,801,655
	Republic Services, Inc.	1,316,788	225,328,763
	RTX Corp.	2,191,554	199,694,400
	Sensata Technologies Holding PLC	234,467	8,480,671
	Snap-on, Inc.	313,561	90,910,741
	Southwest Airlines Co.	1,304,328	38,986,364
	SS&C Technologies Holdings, Inc.	541,482	33,041,232
	Stanley Black & Decker, Inc.	362,099	33,783,837
	Textron, Inc.	1,104,443	93,557,367
	Trane Technologies PLC	344	86,705
	TransUnion	161,436	11,169,757
# *	U-Haul Holding Co.	84,288	5,584,923
	U-Haul Holding Co.	758,592	48,451,271
*	United Airlines Holdings, Inc.	1,071,678	44,346,036
	United Rentals, Inc.	264,633	165,501,478
	Veralto Corp.	367,222	28,162,255
	Vestis Corp.	180,163	3,855,488
	Westinghouse Air Brake Technologies Corp.	360,127	47,381,909
	Xylem, Inc.	154,612	17,384,573
TOTAL INDUSTRIALS			3,488,895,184
INFORMATION TECHNOLOGY — (8.5%)
*	Advanced Micro Devices, Inc.	1,237,646	207,540,858
*	Akamai Technologies, Inc.	273,338	33,683,442
	Amdocs Ltd.	718,388	65,861,812
	Analog Devices, Inc.	1,159,653	223,070,851

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	Aspen Technology, Inc.	2,278	$437,353
	Avnet, Inc.	5,178	234,563
	Cisco Systems, Inc.	3,017,852	151,435,813
	Cognizant Technology Solutions Corp., Class A	2,243,306	173,003,759
	Corning, Inc.	4,090,721	132,907,525
*	DXC Technology Co.	19,272	420,130
*	EPAM Systems, Inc.	5,978	1,662,542
*	F5, Inc.	33,119	6,083,960
*	First Solar, Inc.	93,364	13,659,153
*	Flex Ltd.	1,489,660	35,364,528
# *	GLOBALFOUNDRIES, Inc.	163,292	8,977,794
	Hewlett Packard Enterprise Co.	6,350,484	97,098,900
	HP, Inc.	5,448,876	156,437,230
	Intel Corp.	6,785,602	292,323,734
	Juniper Networks, Inc.	345,250	12,760,440
	Marvell Technology, Inc.	1,003,660	67,947,782
	Microchip Technology, Inc.	2,564	218,402
	Micron Technology, Inc.	1,553,715	133,231,061
*	Okta, Inc.	60,388	4,991,068
*	ON Semiconductor Corp.	565,297	40,209,576
*	Qorvo, Inc.	288,812	28,806,109
	Roper Technologies, Inc.	34,860	18,719,820
*	Salesforce, Inc.	303,016	85,174,768
	Skyworks Solutions, Inc.	491,327	51,324,019
	TD SYNNEX Corp.	53,561	5,355,029
	TE Connectivity Ltd.	1,215,081	172,772,367
*	Teledyne Technologies, Inc.	58,800	24,606,036
*	Trimble, Inc.	23,358	1,187,988
*	Twilio, Inc., Class A	108,045	7,598,805
# *	Unity Software, Inc.	138,425	4,484,970
*	Western Digital Corp.	852,349	48,796,980
*	Zebra Technologies Corp., Class A	28,388	6,800,345
*	Zoom Video Communications, Inc., Class A	167,277	10,807,767
TOTAL INFORMATION TECHNOLOGY			2,325,997,279
MATERIALS — (8.0%)
	Air Products & Chemicals, Inc.	344,448	88,078,798
#	Albemarle Corp.	489,084	56,117,498
	Amcor PLC	2,725,913	25,705,360
	Ball Corp.	112,703	6,249,381
#	Celanese Corp.	154,430	22,591,565
	CF Industries Holdings, Inc.	735,575	55,543,268
*	Cleveland-Cliffs, Inc.	32,376	649,139
	Corteva, Inc.	1,025,707	46,649,154
#	Crown Holdings, Inc.	16,342	1,446,267
	Dow, Inc.	3,246,251	173,999,054
	DuPont de Nemours, Inc.	651,491	40,262,144
	Eastman Chemical Co.	720,826	60,225,012
	Freeport-McMoRan, Inc.	4,433,625	175,970,576
	Huntsman Corp.	8,221	201,743
	International Flavors & Fragrances, Inc.	146,580	11,826,074
	International Paper Co.	1,863,473	66,768,238
	Linde PLC	432,463	175,073,996
	LyondellBasell Industries NV, Class A	1,428,975	134,495,127
	Martin Marietta Materials, Inc.	208,102	105,803,219
	Mosaic Co.	950,648	29,194,400
	Newmont Corp.	1,950,053	67,296,329
	Nucor Corp.	1,566,912	292,902,860
	Packaging Corp. of America	186,072	30,865,623

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	472,283	$66,610,794
	Reliance Steel & Aluminum Co.	434,112	123,904,247
	Steel Dynamics, Inc.	1,454,295	175,518,864
	Vulcan Materials Co.	446,050	100,811,761
#	Westlake Corp.	370,962	51,322,593
	Westrock Co.	5,525	222,437
TOTAL MATERIALS			2,186,305,521
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	1,121,914	96,832,397
*	Jones Lang LaSalle, Inc.	111,419	19,727,848
# *	Zillow Group, Inc., Class C	70,703	4,018,759
TOTAL REAL ESTATE			120,579,004
UTILITIES — (0.4%)
#	NRG Energy, Inc.	783,934	41,579,860
	Vistra Corp.	1,325,043	54,366,514
TOTAL UTILITIES			95,946,374
TOTAL COMMON STOCKS Cost ($16,130,700,143)			26,882,961,883

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	275,644,224	275,644,224
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	11,792,548	136,416,201
TOTAL INVESTMENTS — (100.0%)
(Cost $16,542,760,568)^^			$27,295,022,308

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	822	03/15/24	$190,547,176	$200,177,550	$9,630,374
Total Futures Contracts			$190,547,176	$200,177,550	$9,630,374

The U.S. Large Cap Value Series
CONTINUED
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,067,562,179	$53,874	—	$2,067,616,053
Consumer Discretionary	1,553,114,911	—	—	1,553,114,911
Consumer Staples	1,132,371,896	—	—	1,132,371,896
Energy	3,678,409,971	—	—	3,678,409,971
Financials	6,366,187,620	—	—	6,366,187,620
Health Care	3,867,538,070	—	—	3,867,538,070
Industrials	3,488,895,184	—	—	3,488,895,184
Information Technology	2,325,997,279	—	—	2,325,997,279
Materials	2,186,305,521	—	—	2,186,305,521
Real Estate	120,579,004	—	—	120,579,004
Utilities	95,946,374	—	—	95,946,374
Temporary Cash Investments	275,644,224	—	—	275,644,224
Securities Lending Collateral	—	136,416,201	—	136,416,201
Futures Contracts**	9,630,374	—	—	9,630,374
TOTAL	$27,168,182,607	$136,470,075	—	$27,304,652,682
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (6.2%)
	Ampol Ltd.	254,600	$6,021,920
	ANZ Group Holdings Ltd.	3,680,652	64,942,823
*	Arcadium Lithium PLC, CDI	18,002	91,883
	Aurizon Holdings Ltd.	9,974,941	24,588,541
	Bendigo & Adelaide Bank Ltd.	1,066,408	6,813,213
	BlueScope Steel Ltd.	3,138,215	47,915,233
	Brickworks Ltd.	17,393	331,999
	Challenger Ltd.	75,667	320,993
	Cleanaway Waste Management Ltd.	3,028,437	5,126,928
	Evolution Mining Ltd.	4,510,069	9,447,441
#	Harvey Norman Holdings Ltd.	1,586,558	4,559,463
	Incitec Pivot Ltd.	7,947,554	13,879,451
	Lendlease Corp. Ltd.	128,835	618,470
	National Australia Bank Ltd.	5,308,636	111,961,241
	New Hope Corp. Ltd.	931,313	3,257,397
	Northern Star Resources Ltd.	2,861,289	24,543,581
	Orica Ltd.	1,004,164	10,590,813
	Origin Energy Ltd.	3,364,446	18,777,648
	QBE Insurance Group Ltd.	1,113,545	11,465,707
	Qube Holdings Ltd.	12,141	25,812
	Rio Tinto Ltd.	398,992	34,332,205
	Santos Ltd.	14,074,222	71,130,270
	Seven Group Holdings Ltd.	186,936	4,375,259
	Sonic Healthcare Ltd.	986,295	20,564,448
	South32 Ltd.	18,562,488	40,191,803
	Suncorp Group Ltd.	3,892,309	35,826,896
	TPG Telecom Ltd.	718,821	2,474,068
	Westpac Banking Corp.	5,237,352	82,161,584
	Whitehaven Coal Ltd.	5,022,173	27,454,942
	Woodside Energy Group Ltd.	3,980,187	83,250,443
	Worley Ltd.	971,709	9,331,826
#	Yancoal Australia Ltd.	408,596	1,593,962
TOTAL AUSTRALIA			777,968,263
AUSTRIA — (0.1%)
	Erste Group Bank AG	227,740	9,810,675
	OMV AG	30,662	1,364,809
TOTAL AUSTRIA			11,175,484
BELGIUM — (0.6%)
	Ageas SA	392,152	16,851,553
	KBC Group NV	582,113	37,972,160
	Solvay SA	215,011	5,880,224
*	Syensqo SA	215,011	19,167,577
TOTAL BELGIUM			79,871,514
CANADA — (9.8%)
#	Agnico Eagle Mines Ltd.	899,929	44,240,510
	AltaGas Ltd.	450,341	9,362,216
	ARC Resources Ltd.	1,063,955	16,523,768
#	Bank of Montreal	1,333,154	125,556,470
#	Bank of Nova Scotia	2,845,361	133,029,244
	Barrick Gold Corp.	1,854,778	28,935,369
	Brookfield Corp., Class A	259,220	10,285,850

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Imperial Bank of Commerce	2,233,353	$100,925,812
#	Cenovus Energy, Inc.	965,645	15,624,136
	Endeavour Mining PLC	510,736	8,847,515
	Fairfax Financial Holdings Ltd.	96,097	100,172,608
	First Quantum Minerals Ltd.	1,494,315	13,559,924
	Great-West Lifeco, Inc.	2,724	90,932
	iA Financial Corp., Inc.	367,997	25,017,610
	IGM Financial, Inc.	27,602	746,688
	Imperial Oil Ltd.	235,137	13,565,053
	Kinross Gold Corp.	4,942,485	27,240,246
#	Lundin Mining Corp.	3,523,587	28,776,812
#	Magna International, Inc.	1,082,418	61,535,463
	Manulife Financial Corp.	3,990,031	88,216,473
*	MEG Energy Corp.	1,059,361	20,029,720
	Nutrien Ltd.	1,292,438	64,453,873
	Onex Corp.	199,918	14,761,322
	Pan American Silver Corp.	101,310	1,369,711
	Suncor Energy, Inc.	3,229,196	106,945,869
	Teck Resources Ltd., Class B	2,376,949	95,101,774
	Toronto-Dominion Bank	133,212	8,089,965
	Tourmaline Oil Corp.	528,668	22,858,024
	West Fraser Timber Co. Ltd.	182,014	14,473,669
#	Whitecap Resources, Inc.	2,688,132	17,395,030
TOTAL CANADA			1,217,731,656
DENMARK — (2.5%)
#	AP Moller - Maersk AS, Class A	5,270	9,555,935
#	AP Moller - Maersk AS, Class B	3,510	6,471,734
	Carlsberg AS, Class B	382,101	49,163,956
#	Coloplast AS, Class B	32,848	3,786,445
	Danske Bank AS	945,349	25,383,998
*	Demant AS	189,483	8,583,368
	DSV AS	372,421	66,629,735
*	Genmab AS	124,328	34,379,429
	H Lundbeck AS	128,423	650,456
	Novozymes AS, Class B	925,882	47,442,823
	Pandora AS	156,605	22,882,639
	Rockwool AS, Class A	91	24,867
	Rockwool AS, Class B	11,417	3,112,581
	Tryg AS	359,071	7,674,824
*	Vestas Wind Systems AS	760,696	21,447,830
TOTAL DENMARK			307,190,620
FINLAND — (0.9%)
	Fortum OYJ	242,531	3,315,434
#	Nokia OYJ	10,855,377	39,244,611
#	Nokia OYJ, Sponsored ADR	1,331,054	4,791,794
	Nordea Bank Abp	2,159,163	26,609,283
	Stora Enso OYJ, Class R	1,056,475	13,443,397
	UPM-Kymmene OYJ	555,518	20,205,423
TOTAL FINLAND			107,609,942
FRANCE — (10.4%)
Ω	Amundi SA	67,754	4,582,717
	Arkema SA	235,866	25,669,997
	BNP Paribas SA	1,245,833	83,700,251
	Bollore SE	1,793,750	11,847,773
	Bouygues SA	1,023,747	37,502,504

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Carrefour SA	2,495,917	$42,611,036
	Cie de Saint-Gobain SA	1,963,481	138,830,927
	Cie Generale des Etablissements Michelin SCA	2,726,689	90,533,332
	Credit Agricole SA	1,088,951	15,599,061
	Eiffage SA	284,086	29,723,964
	Engie SA	2,229,374	35,608,612
	Orange SA	7,475,414	88,897,043
	Publicis Groupe SA	587,997	58,913,496
	Renault SA	692,307	26,072,059
	Rexel SA	497,560	13,251,650
	Sanofi SA	963,038	96,443,956
	Societe Generale SA	1,734,402	44,582,837
	TotalEnergies SE	6,840,726	443,796,097
	Vinci SA	24,438	3,087,064
	Vivendi SE	536,568	6,046,884
TOTAL FRANCE			1,297,301,260
GERMANY — (6.2%)
	BASF SE	1,531,051	73,190,348
	Bayer AG	2,226,814	69,290,912
	Bayerische Motoren Werke AG	942,197	98,038,514
	Commerzbank AG	3,701,591	42,507,554
	Continental AG	374,646	30,605,073
* Ω	Covestro AG	638,137	33,697,129
	Daimler Truck Holding AG	1,625,730	58,098,971
#	Deutsche Bank AG	3,294,760	42,464,774
*	Deutsche Lufthansa AG	524,114	4,358,203
Ω	DWS Group GmbH & Co. KGaA	18,748	766,696
	Evonik Industries AG	396,239	7,289,269
	Fresenius Medical Care AG	555,576	21,472,790
	Fresenius SE & Co. KGaA	882,244	24,767,088
# Ω	Hapag-Lloyd AG	6,303	943,833
	Heidelberg Materials AG	490,528	45,297,533
	Henkel AG & Co. KGaA	33,872	2,316,528
	Mercedes-Benz Group AG	2,471,518	166,859,044
	RWE AG	814,208	30,065,136
*	Siemens Energy AG	453,468	6,737,159
	Talanx AG	57,781	4,053,972
	Volkswagen AG	111,321	15,716,420
TOTAL GERMANY			778,536,946
HONG KONG — (1.3%)
	BOC Hong Kong Holdings Ltd.	6,507,500	15,597,131
# *	Cathay Pacific Airways Ltd.	6,493,999	6,616,850
	CK Asset Holdings Ltd.	4,931,303	22,251,715
	CK Hutchison Holdings Ltd.	6,848,484	35,371,188
	CK Infrastructure Holdings Ltd.	785,000	4,661,990
Ω	ESR Group Ltd.	2,323,600	2,970,195
	Hang Lung Properties Ltd.	3,351,000	3,890,375
	Hang Seng Bank Ltd.	90,200	938,997
	Henderson Land Development Co. Ltd.	2,143,485	5,585,109
	HKT Trust & HKT Ltd.	360,000	432,454
	Hong Kong & China Gas Co. Ltd.	550,000	391,395
	MTR Corp. Ltd.	1,612,433	5,245,744
#	Sino Land Co. Ltd.	6,868,656	7,174,750
	Sun Hung Kai Properties Ltd.	2,705,920	25,255,395
	Swire Pacific Ltd., Class A	655,500	5,071,623
	Swire Pacific Ltd., Class B	2,672,500	3,149,368

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	25,701,696	$15,163,861
	Xinyi Glass Holdings Ltd.	1,062,150	880,548
TOTAL HONG KONG			160,648,688
IRELAND — (0.2%)
	AIB Group PLC	410,458	1,802,905
	Bank of Ireland Group PLC	1,249,736	11,492,547
*	Flutter Entertainment PLC	2,096	430,123
	Smurfit Kappa Group PLC	414,856	15,459,519
TOTAL IRELAND			29,185,094
ISRAEL — (0.5%)
	Bank Hapoalim BM	2,063,766	17,558,337
	Bank Leumi Le-Israel BM	2,670,785	20,285,054
	Delek Group Ltd.	30,154	3,734,021
*	Harel Insurance Investments & Financial Services Ltd.	505,508	4,193,163
	Israel Discount Bank Ltd., Class A	2,856,632	13,857,207
	Phoenix Holdings Ltd.	362,910	3,690,998
TOTAL ISRAEL			63,318,780
ITALY — (2.5%)
	Banco BPM SpA	1,978,787	10,676,134
	Eni SpA	2,467,312	39,332,258
	Intesa Sanpaolo SpA	3,424,491	10,551,862
	Stellantis NV	3,233,234	71,217,293
#	Stellantis NV	2,520,971	55,360,523
*	Telecom Italia SpA	10,335,562	3,112,131
	UniCredit SpA	4,159,978	121,854,307
TOTAL ITALY			312,104,508
JAPAN — (21.6%)
	Acom Co. Ltd.	122,500	313,751
	AGC, Inc.	895,500	33,678,181
	Air Water, Inc.	299,386	3,954,655
	Aisin Corp.	654,800	24,447,016
	Alfresa Holdings Corp.	254,100	4,166,970
	Amada Co. Ltd.	1,072,200	11,570,791
#	Aozora Bank Ltd.	164,667	3,619,853
	Asahi Group Holdings Ltd.	488,200	18,145,389
	Asahi Kasei Corp.	3,937,699	29,861,701
	Bridgestone Corp.	438,200	18,988,381
	Brother Industries Ltd.	746,800	12,510,819
	Canon Marketing Japan, Inc.	151,500	4,609,407
	Chiba Bank Ltd.	1,064,000	7,884,518
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,793,895
	COMSYS Holdings Corp.	97,999	2,145,697
	Concordia Financial Group Ltd.	1,793,800	8,548,254
	Cosmo Energy Holdings Co. Ltd.	273,700	11,367,612
	Credit Saison Co. Ltd.	493,392	9,158,085
	Dai Nippon Printing Co. Ltd.	418,700	12,117,154
	Daicel Corp.	617,900	6,053,669
	Dai-ichi Life Holdings, Inc.	1,268,547	27,822,739
	Daiwa House Industry Co. Ltd.	681,100	21,060,935
	Daiwa Securities Group, Inc.	2,012,100	14,420,443
	Dentsu Group, Inc.	104,900	2,784,179
	Dowa Holdings Co. Ltd.	105,700	3,686,322
	ENEOS Holdings, Inc.	9,139,103	36,908,752

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	EXEO Group, Inc.	72,000	$1,608,055
	Fuji Media Holdings, Inc.	47,700	565,089
	FUJIFILM Holdings Corp.	359,800	22,805,886
	Fujikura Ltd.	240,800	1,979,499
	Fukuoka Financial Group, Inc.	259,600	6,380,260
	Fuyo General Lease Co. Ltd.	18,100	1,618,615
	Hachijuni Bank Ltd.	608,843	3,318,138
	Hakuhodo DY Holdings, Inc.	105,111	807,381
	Hankyu Hanshin Holdings, Inc.	508,600	15,560,882
	Haseko Corp.	734,372	9,549,689
*	Hino Motors Ltd.	88,804	302,342
	Hitachi Construction Machinery Co. Ltd.	230,800	6,548,351
	Honda Motor Co. Ltd.	10,566,000	118,107,381
	House Foods Group, Inc.	2,800	61,632
	Idemitsu Kosan Co. Ltd.	3,065,810	17,024,380
	Iida Group Holdings Co. Ltd.	490,550	7,405,803
	INFRONEER Holdings, Inc.	398,421	4,164,881
	Inpex Corp.	2,444,583	33,227,886
	Isetan Mitsukoshi Holdings Ltd.	535,600	6,262,399
	Isuzu Motors Ltd.	1,834,500	25,031,645
	Iwatani Corp.	82,400	3,682,166
	Iyogin Holdings, Inc.	112,300	763,857
	J Front Retailing Co. Ltd.	828,217	7,670,395
	Japan Post Bank Co. Ltd.	141,100	1,467,418
	Japan Post Holdings Co. Ltd.	1,397,610	13,378,875
	Japan Post Insurance Co. Ltd.	134,400	2,516,221
	JFE Holdings, Inc.	1,394,095	22,011,112
	JGC Holdings Corp.	214,300	2,510,195
	JTEKT Corp.	650,675	5,953,571
	Kajima Corp.	855,600	15,269,770
	Kamigumi Co. Ltd.	342,200	7,872,576
	Kaneka Corp.	1,308	31,817
	Kawasaki Heavy Industries Ltd.	678,267	15,355,878
#	Kawasaki Kisen Kaisha Ltd.	101,100	4,925,974
	Kewpie Corp.	34,377	611,787
	Kinden Corp.	200,200	3,336,242
	Kobe Steel Ltd.	906,650	12,518,916
	Koito Manufacturing Co. Ltd.	325,400	4,981,643
	Kokuyo Co. Ltd.	20,200	325,311
	Komatsu Ltd.	666,300	18,956,202
	K's Holdings Corp.	177,800	1,615,878
	Kubota Corp.	539,281	8,163,347
	Kuraray Co. Ltd.	1,317,191	13,819,658
	Kyocera Corp.	718,400	10,517,426
	Kyoto Financial Group, Inc.	454,716	7,557,134
	Kyushu Financial Group, Inc.	464,400	2,955,255
	Lixil Corp.	1,086,222	14,515,152
	LY Corp.	3,416,900	10,630,086
	Mabuchi Motor Co. Ltd.	74,600	1,292,991
	Marubeni Corp.	1,911,900	32,610,634
	Mazda Motor Corp.	1,652,000	20,027,931
	Mebuki Financial Group, Inc.	1,370,510	4,102,205
	Medipal Holdings Corp.	307,550	4,908,799
	Mitsubishi Chemical Group Corp.	3,775,900	22,767,695
	Mitsubishi Corp.	6,045,300	104,190,396
	Mitsubishi Electric Corp.	1,647,500	24,449,392
	Mitsubishi Estate Co. Ltd.	1,484,939	20,575,187
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,053,837
	Mitsubishi HC Capital, Inc.	2,653,300	18,813,075

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	98,900	$3,054,935
	Mitsubishi Motors Corp.	2,036,090	6,415,854
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	18,401,221
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	95,480,232
	Mitsui & Co. Ltd., Sponsored ADR	9,312	7,510,314
	Mitsui & Co. Ltd.	20,900	847,646
	Mitsui Chemicals, Inc.	812,360	23,907,968
	Mitsui Fudosan Co. Ltd.	1,047,800	26,303,726
#	Mitsui OSK Lines Ltd.	885,300	31,800,388
	Mizuho Financial Group, Inc.	2,332,680	42,365,107
	MS&AD Insurance Group Holdings, Inc.	457,953	18,911,048
	Nagase & Co. Ltd.	21,700	354,810
	NEC Corp.	799,910	52,269,889
	NGK Insulators Ltd.	681,400	8,512,548
	NH Foods Ltd.	163,067	5,584,422
	Nikon Corp.	695,200	7,094,886
	Nippon Express Holdings, Inc.	308,324	18,351,840
#	Nippon Steel Corp.	1,256,593	30,239,480
	Nippon Yusen KK	1,086,100	37,427,939
	Nissan Motor Co. Ltd.	4,395,898	17,257,526
	Niterra Co. Ltd.	443,500	11,942,836
	NOK Corp.	219,400	2,906,057
	Nomura Holdings, Inc.	3,219,302	17,339,629
	Nomura Real Estate Holdings, Inc.	543,800	14,881,470
	NSK Ltd.	1,228,591	6,697,811
	Obayashi Corp.	2,055,882	19,030,349
	Oji Holdings Corp.	3,573,400	13,971,391
	ORIX Corp.	2,167,200	41,847,040
	Otsuka Holdings Co. Ltd.	162,400	6,383,671
	Panasonic Holdings Corp.	4,157,999	39,163,264
	Resona Holdings, Inc.	4,095,139	22,606,228
	Resonac Holdings Corp.	657,824	13,117,988
	Ricoh Co. Ltd.	1,843,900	14,493,043
	Rinnai Corp.	43,600	987,794
	Rohm Co. Ltd.	468,400	8,084,226
	Sankyu, Inc.	8,400	314,011
	SBI Holdings, Inc.	249,899	6,138,933
	Seiko Epson Corp.	981,632	14,329,283
	Seino Holdings Co. Ltd.	437,400	6,387,717
	Sekisui Chemical Co. Ltd.	206,700	2,951,167
#	Sekisui House Ltd.	1,446,900	32,662,601
	Shimamura Co. Ltd.	61,300	6,725,130
	Shimizu Corp.	800,400	5,357,977
	Shizuoka Financial Group, Inc.	741,300	6,775,485
	SoftBank Group Corp.	499,800	21,576,667
	Sohgo Security Services Co. Ltd.	79,000	431,260
	Sojitz Corp.	681,440	16,082,944
	Sompo Holdings, Inc.	263,856	13,681,313
	Stanley Electric Co. Ltd.	456,100	8,711,739
	Subaru Corp.	1,648,384	32,884,119
	SUMCO Corp.	1,027,600	15,578,846
	Sumitomo Chemical Co. Ltd.	2,151,600	5,066,115
	Sumitomo Corp.	1,699,000	39,073,325
	Sumitomo Electric Industries Ltd.	2,834,000	37,668,396
	Sumitomo Forestry Co. Ltd.	598,600	17,595,984
	Sumitomo Heavy Industries Ltd.	489,917	12,710,646
	Sumitomo Metal Mining Co. Ltd.	435,264	12,030,119
	Sumitomo Mitsui Financial Group, Inc.	1,370,700	71,294,697
	Sumitomo Mitsui Trust Holdings, Inc.	1,222,887	25,060,930

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	787,400	$24,763,048
	Sumitomo Rubber Industries Ltd.	813,655	9,425,765
	Suzuken Co. Ltd.	132,900	4,125,346
	Suzuki Motor Corp.	400,000	17,967,463
	Taiheiyo Cement Corp.	191,424	3,939,950
	Taisei Corp.	215,600	7,860,471
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	2,263,727
	Takashimaya Co. Ltd.	382,400	5,327,307
#	Takeda Pharmaceutical Co. Ltd.	2,592,971	76,208,660
	TBS Holdings, Inc.	54,600	1,266,143
	Teijin Ltd.	142,300	1,309,072
	THK Co. Ltd.	183,300	3,524,241
	Tokyo Century Corp.	400,800	4,453,442
	Tokyo Tatemono Co. Ltd.	870,300	13,412,997
	Tokyu Fudosan Holdings Corp.	2,556,700	17,098,111
	TOPPAN Holdings, Inc.	599,800	16,533,150
	Toray Industries, Inc.	2,976,000	14,869,369
	Tosoh Corp.	958,800	12,363,381
	Toyo Seikan Group Holdings Ltd.	392,949	6,241,793
	Toyo Tire Corp.	143,700	2,379,429
	Toyoda Gosei Co. Ltd.	272,500	5,261,550
	Toyota Boshoku Corp.	168,000	2,768,190
	Toyota Industries Corp.	158,900	13,439,619
	Toyota Motor Corp.	7,484,050	149,440,125
	Toyota Tsusho Corp.	548,100	35,917,774
	Yamada Holdings Co. Ltd.	1,866,528	5,701,456
	Yamaguchi Financial Group, Inc.	35,400	336,479
	Yamaha Motor Co. Ltd.	2,888,700	27,303,258
	Yamato Kogyo Co. Ltd.	71,600	3,963,331
	Yokohama Rubber Co. Ltd.	564,500	13,360,404
	Zeon Corp.	438,300	3,976,443
TOTAL JAPAN			2,695,090,840
NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV, GDR	678,891	9,991,499
	Aegon Ltd.	3,153,912	18,606,304
	Aegon Ltd.	31,012	179,249
	Akzo Nobel NV	285,916	21,961,888
	ArcelorMittal SA	652,212	17,961,947
	ArcelorMittal SA	764,480	21,000,269
	ASR Nederland NV	267,334	12,598,514
	Coca-Cola Europacific Partners PLC	85,736	5,906,270
	Heineken NV	393,108	39,544,898
	ING Groep NV	4,971,616	70,639,032
#	JDE Peet's NV	256,784	6,338,806
	Koninklijke Ahold Delhaize NV	4,003,663	112,595,627
	Koninklijke KPN NV	4,307,024	14,651,378
	Koninklijke Philips NV	1,035,822	21,913,391
*	Koninklijke Philips NV	140,813	2,975,374
	NN Group NV	841,780	34,503,074
	Prosus NV	503,705	14,898,055
	Randstad NV	367,892	20,918,414
	Stellantis NV	208,034	4,568,427
TOTAL NETHERLANDS			451,752,416
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,001,853	10,309,978
	Chorus Ltd.	220,959	1,074,063

The DFA International Value Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	EBOS Group Ltd.	88,026	$2,015,823
	Fletcher Building Ltd.	1,782,220	4,912,695
#	Fonterra Co.-operative Group Ltd.	293,628	612,902
	Infratil Ltd.	66,761	430,674
	Mercury NZ Ltd.	22,644	93,409
*	Ryman Healthcare Ltd.	310,924	1,080,123
	Summerset Group Holdings Ltd.	172,077	1,153,865
TOTAL NEW ZEALAND			21,683,532
NORWAY — (0.9%)
*	Adevinta ASA	100,672	1,077,296
	Aker ASA, Class A	6,794	403,711
	Aker BP ASA	559,591	14,852,428
	Austevoll Seafood ASA	10,731	77,792
Ω	BW LPG Ltd.	168,388	2,072,382
	DNB Bank ASA	1,467,455	28,526,900
#	Frontline PLC	84,273	1,883,726
	Golden Ocean Group Ltd.	356,825	3,762,808
	Norsk Hydro ASA	2,737,655	16,044,034
	SpareBank 1 SR-Bank ASA	344,254	4,174,883
	Stolt-Nielsen Ltd.	144,333	5,394,881
	Storebrand ASA	587,939	5,286,254
	Subsea 7 SA	573,605	7,731,037
	Wallenius Wilhelmsen ASA	618,543	6,013,135
	Yara International ASA	351,041	11,602,834
TOTAL NORWAY			108,904,101
PORTUGAL — (0.1%)
	EDP Renovaveis SA	389,633	6,309,418
	Galp Energia SGPS SA	553,452	8,712,299
TOTAL PORTUGAL			15,021,717
SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	1,242,500	2,727,645
	City Developments Ltd.	1,505,300	6,832,240
	Hongkong Land Holdings Ltd.	2,029,200	6,334,158
	Jardine Cycle & Carriage Ltd.	37,800	729,390
	Keppel Ltd.	6,066,500	32,235,929
	Olam Group Ltd.	342,310	227,479
	Oversea-Chinese Banking Corp. Ltd.	1,303,600	12,469,416
*	Seatrium Ltd.	120,678,485	8,955,936
	Singapore Airlines Ltd.	1,064,000	5,280,932
	Singapore Land Group Ltd.	66,670	91,867
	United Overseas Bank Ltd.	971,400	20,475,693
#	UOL Group Ltd.	1,225,474	5,690,581
	Wilmar International Ltd.	6,910,000	16,920,434
TOTAL SINGAPORE			118,971,700
SPAIN — (2.6%)
	Banco Bilbao Vizcaya Argentaria SA	6,651,895	62,257,989
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	881,590	8,225,235
	Banco Santander SA	35,136,888	141,217,234
	Banco Santander SA, Sponsored ADR	219,342	877,368
	CaixaBank SA	8,295,477	35,371,833
	Repsol SA	5,269,796	77,825,824
TOTAL SPAIN			325,775,483

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (2.5%)
	Billerud Aktiebolag	520,012	$4,623,993
	Boliden AB	994,756	26,403,476
Ω	Dometic Group AB	239,712	1,907,607
	Getinge AB, Class B	85,059	1,818,317
	Holmen AB, Class A	5,562	219,360
#	Holmen AB, Class B	176,174	6,942,892
	Husqvarna AB, Class B	1,071,204	8,332,798
	Loomis AB	368,732	10,095,138
*	Millicom International Cellular SA, SDR	369,384	6,336,608
	Pandox AB	80,826	1,108,307
	Saab AB, Class B	158,640	10,214,979
#	Securitas AB, Class B	942,001	9,150,647
# * Ω	Sinch AB	866,285	2,660,360
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	37,003,936
	Skandinaviska Enskilda Banken AB, Class C	14,462	210,851
#	Skanska AB, Class B	894,440	15,509,231
	SKF AB, Class B	1,186,348	23,377,126
	SSAB AB, Class A	791,009	6,153,898
	SSAB AB, Class B	2,203,707	16,832,927
	Svenska Cellulosa AB SCA, Class A	34,534	471,095
	Svenska Cellulosa AB SCA, Class B	581,885	7,921,734
#	Svenska Handelsbanken AB, Class A	1,224,329	13,198,673
#	Svenska Handelsbanken AB, Class B	37,204	497,360
#	Swedbank AB, Class A	973,315	19,834,191
	Tele2 AB, Class B	124,988	1,065,652
	Telefonaktiebolaget LM Ericsson, Class B	4,590,594	25,447,846
#	Telia Co. AB	5,585,897	14,406,989
	Trelleborg AB, Class B	595,108	18,113,412
	Volvo AB, Class A	188,737	4,640,126
	Volvo AB, Class B	910,217	21,813,642
# *	Volvo Car AB, Class B	199,639	520,459
TOTAL SWEDEN			316,833,630
SWITZERLAND — (10.5%)
#	Alcon, Inc.	571,376	42,998,378
	Baloise Holding AG	105,344	16,827,767
	Banque Cantonale Vaudoise	3,643	466,436
	Barry Callebaut AG	2,604	3,803,421
	Cie Financiere Richemont SA, Class A	809,027	120,168,455
	DSM-Firmenich AG	174,413	18,440,776
	Holcim AG	1,349,208	103,159,101
	Julius Baer Group Ltd.	716,015	38,980,857
	Lonza Group AG	137,040	66,999,636
	Novartis AG, Sponsored ADR	1,260,281	130,401,275
	Novartis AG	1,526,421	157,852,871
*	Sandoz Group AG	305,284	10,469,717
# *	Sandoz Group AG, ADR	275,714	9,472,154
	Schindler Holding AG	8,547	2,034,535
	SIG Group AG	479,021	10,026,964
	Swatch Group AG	37,405	8,781,155
	Swatch Group AG	110,291	5,018,134
	Swiss Life Holding AG	69,548	49,944,365
	Swiss Prime Site AG	120,516	12,206,504
	Swiss Re AG	492,557	56,397,991
	Swisscom AG	94,854	56,749,587
# *	UBS Group AG	7,258,970	217,252,124
	Zurich Insurance Group AG	348,909	177,277,002
TOTAL SWITZERLAND			1,315,729,205

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (11.9%)
	3i Group PLC	398,447	$12,473,359
	Anglo American PLC	1,495,563	35,650,755
	Aviva PLC	1,607,042	8,772,159
#	Barclays PLC, Sponsored ADR	5,639,291	42,520,254
	Barclays PLC	6,559,385	12,189,484
	Barratt Developments PLC	1,161,998	7,919,399
	BP PLC, Sponsored ADR	2,599,839	91,254,349
	BP PLC	7,690,578	44,916,179
#	British American Tobacco PLC, Sponsored ADR	160,135	4,739,996
	British American Tobacco PLC	1,884,352	55,557,491
	BT Group PLC	26,353,717	37,336,138
	DS Smith PLC	1,265,122	4,510,909
	Glencore PLC	12,424,779	65,738,984
	HSBC Holdings PLC	13,535,003	105,677,275
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	91,411,218
	Investec PLC	791,263	5,151,530
	J Sainsbury PLC	6,432,168	21,960,451
	Kingfisher PLC	6,466,417	17,978,740
	Lloyds Banking Group PLC	128,395,746	68,827,223
	Lloyds Banking Group PLC, ADR	1,844,768	3,892,460
	Marks & Spencer Group PLC	10,812	33,780
	Mondi PLC	493,848	8,849,574
	NatWest Group PLC	9,386,863	26,491,025
#	NatWest Group PLC, Sponsored ADR	1,170,624	6,695,969
#	Pearson PLC, Sponsored ADR	620,762	7,585,712
	Shell PLC	307,658	9,538,108
	Shell PLC, ADR	8,667,201	545,253,615
	Standard Chartered PLC	4,733,277	35,771,936
	Taylor Wimpey PLC	4,572,758	8,537,302
	Tesco PLC	11,021,258	39,936,845
	Vodafone Group PLC	62,543,342	53,170,627
#	Vodafone Group PLC, Sponsored ADR	1,141,673	9,818,390
TOTAL UNITED KINGDOM			1,490,161,236
UNITED STATES — (0.8%)
	CRH PLC	1,022,510	73,375,317
	Newmont Corp., CDI	587,970	20,180,868
TOTAL UNITED STATES			93,556,185
TOTAL COMMON STOCKS			12,096,122,800
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
	Bayerische Motoren Werke AG, 9.425%	152,008	14,852,774
	Henkel AG & Co. KGaA, 2.615%	170,898	13,100,788
	Porsche Automobil Holding SE, 5.510%	269,396	13,449,315
	Volkswagen AG, 7.324%	437,046	56,210,682
TOTAL GERMANY			97,613,559
TOTAL INVESTMENT SECURITIES (Cost $10,076,330,169)			12,193,736,359

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	24,665,203	285,327,071
TOTAL INVESTMENTS — (100.0%)
(Cost $10,361,656,671)^^			$12,479,063,430

The DFA International Value Series
CONTINUED
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	462	03/15/24	$110,026,095	$112,508,550	$2,482,455
Total Futures Contracts			$110,026,095	$112,508,550	$2,482,455
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$91,883	$777,876,380	—	$777,968,263
Austria	—	11,175,484	—	11,175,484
Belgium	19,167,577	60,703,937	—	79,871,514
Canada	1,217,731,656	—	—	1,217,731,656
Denmark	—	307,190,620	—	307,190,620
Finland	4,791,794	102,818,148	—	107,609,942
France	—	1,297,301,260	—	1,297,301,260
Germany	18,220,529	760,316,417	—	778,536,946
Hong Kong	—	160,648,688	—	160,648,688
Ireland	—	29,185,094	—	29,185,094
Israel	—	63,318,780	—	63,318,780
Italy	55,360,523	256,743,985	—	312,104,508
Japan	25,911,535	2,669,179,305	—	2,695,090,840
Netherlands	28,723,319	423,029,097	—	451,752,416
New Zealand	—	21,683,532	—	21,683,532
Norway	—	108,904,101	—	108,904,101
Portugal	—	15,021,717	—	15,021,717
Singapore	—	118,971,700	—	118,971,700
Spain	9,102,603	316,672,880	—	325,775,483
Sweden	—	316,833,630	—	316,833,630
Switzerland	182,058,854	1,133,670,351	—	1,315,729,205
United Kingdom	812,021,537	678,139,699	—	1,490,161,236
United States	73,375,317	20,180,868	—	93,556,185

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$97,613,559	—	$97,613,559
Securities Lending Collateral	—	285,327,071	—	285,327,071
Futures Contracts**	$2,482,455	—	—	2,482,455
TOTAL	$2,449,039,582	$10,032,506,303	—	$12,481,545,885
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.0%)
	Akatsuki, Inc.	44,200	$792,244
*	AlphaPolis Co. Ltd.	9,200	149,594
	Amuse, Inc.	37,300	402,129
	Asahi Broadcasting Group Holdings Corp.	16,400	74,755
	Asahi Net, Inc.	109,100	460,850
	Ateam, Inc.	2,100	8,066
*	Atrae, Inc.	24,200	114,913
	Avex, Inc.	200,700	1,925,234
# *	Bengo4.com, Inc.	43,000	1,160,930
	Broadmedia Corp.	10,320	87,572
#	Bushiroad, Inc.	22,000	70,241
	Carta Holdings, Inc.	15,800	160,507
	COLOPL, Inc.	194,500	830,794
*	COOKPAD, Inc.	190,600	154,538
	Daiichikosho Co. Ltd.	239,100	3,275,635
	DeNA Co. Ltd.	394,600	3,984,078
#	Digital Holdings, Inc.	46,900	397,116
	Direct Marketing MiX, Inc.	72,200	213,741
#	Drecom Co. Ltd.	3,500	21,143
	Fibergate, Inc.	34,200	223,480
	Freebit Co. Ltd.	63,100	644,778
	Fuji Media Holdings, Inc.	130,800	1,549,553
*	GA Technologies Co. Ltd.	7,800	74,749
	Gakken Holdings Co. Ltd.	132,500	915,763
*	giftee, Inc.	64,200	704,321
	Gree, Inc.	70,000	278,472
*	GungHo Online Entertainment, Inc.	267,600	4,498,993
	IG Port, Inc.	2,700	92,475
	Imagica Group, Inc.	86,800	381,974
	i-mobile Co. Ltd.	37,600	113,565
	Infocom Corp.	143,100	2,375,953
#	Intage Holdings, Inc.	54,400	643,130
#	IPS, Inc.	20,200	281,826
	ITmedia, Inc.	56,800	406,146
*	Japan Communications, Inc.	832,400	1,314,826
#	Kamakura Shinsho Ltd.	68,200	288,887
# *	KLab, Inc.	78,000	186,709
	LIFULL Co. Ltd.	392,800	515,696
	Macromill, Inc.	238,997	1,290,722
	MarkLines Co. Ltd.	72,900	1,488,476
	Marvelous, Inc.	178,200	904,370
#	Members Co. Ltd.	48,200	325,279
	MIXI, Inc.	233,000	3,996,637
	Okinawa Cellular Telephone Co.	157,500	3,837,888
	Oricon, Inc.	23,100	129,488
*	Port, Inc.	13,400	217,264
*	PR Times Corp.	11,900	174,527
	Proto Corp.	156,700	1,397,189
*	Sharingtechnology, Inc.	91,100	330,133
	SKY Perfect JSAT Holdings, Inc.	897,900	4,725,061
	Synchro Food Co. Ltd.	11,900	52,019
	Toei Co. Ltd.	5,000	701,716
#	Tohokushinsha Film Corp.	94,800	929,718

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tow Co. Ltd.	5,300	$12,150
	Trenders, Inc.	4,300	27,254
	TV Asahi Holdings Corp.	100,500	1,197,904
	Tv Tokyo Holdings Corp.	59,200	1,242,362
	Usen-Next Holdings Co. Ltd.	92,800	2,693,514
	ValueCommerce Co. Ltd.	97,800	834,111
# *	V-Cube, Inc.	76,200	158,451
	Vector, Inc.	174,200	1,398,900
*	Vision, Inc.	187,900	1,491,539
	Wowow, Inc.	28,700	218,842
	Zenrin Co. Ltd.	196,650	1,182,675
	ZIGExN Co. Ltd.	260,700	932,222
TOTAL COMMUNICATION SERVICES			61,665,787
CONSUMER DISCRETIONARY — (14.9%)
	&Do Holdings Co. Ltd.	59,500	462,266
	AB&Company Co. Ltd.	2,500	16,429
	Adastria Co. Ltd.	125,240	2,919,480
	Adventure, Inc.	8,800	289,739
#	Aeon Fantasy Co. Ltd.	46,332	795,230
#	Ahresty Corp.	107,300	533,348
	Ainavo Holdings Co. Ltd.	5,600	49,953
#	Airtrip Corp.	89,900	1,106,516
	Aisan Industry Co. Ltd.	208,600	1,946,525
*	Akebono Brake Industry Co. Ltd.	596,900	459,554
	Alleanza Holdings Co. Ltd.	77,800	581,894
#	Alpen Co. Ltd.	94,700	1,304,052
#	Alpha Corp.	31,700	329,696
	Amiyaki Tei Co. Ltd.	26,114	787,366
	AOKI Holdings, Inc.	210,400	1,674,497
	Aoyama Trading Co. Ltd.	217,900	2,624,875
	Arata Corp.	171,200	3,799,995
	ARCLANDS Corp.	234,376	2,683,962
#	Asahi Co. Ltd.	99,500	880,484
	Ashimori Industry Co. Ltd.	26,599	410,694
	ASKUL Corp.	227,500	3,075,039
	Asti Corp.	17,700	376,275
# *	Atsugi Co. Ltd.	18,000	62,756
#	Aucnet, Inc.	68,500	982,118
	Autobacs Seven Co. Ltd.	419,500	4,560,426
	Avantia Co. Ltd.	53,900	332,291
#	Baroque Japan Ltd.	12,200	67,888
	Beauty Garage, Inc.	44,600	665,526
	Beenos, Inc.	32,700	331,522
	Belluna Co. Ltd.	282,400	1,215,200
	Benesse Holdings, Inc.	311,543	5,509,459
#	Bic Camera, Inc.	452,100	4,214,249
#	Bookoff Group Holdings Ltd.	66,600	584,832
#	BuySell Technologies Co. Ltd.	6,200	131,249
	Casio Computer Co. Ltd.	25,900	223,318
	Central Automotive Products Ltd.	80,500	2,656,984
#	Central Sports Co. Ltd.	39,686	674,649
#	Chikaranomoto Holdings Co. Ltd.	69,100	674,371
	Chiyoda Co. Ltd.	108,500	659,811
#	Chofu Seisakusho Co. Ltd.	109,600	1,567,841
	Choushimaru Co. Ltd.	7,900	91,241
	Chuo Spring Co. Ltd.	81,700	398,027
	Cleanup Corp.	117,400	602,627
	Colowide Co. Ltd.	316,800	5,064,812

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Corona Corp.	95,400	$618,477
#	Create Restaurants Holdings, Inc.	694,000	5,208,620
	Curves Holdings Co. Ltd.	225,600	1,045,158
	Daido Metal Co. Ltd.	224,100	829,070
#	Daikoku Denki Co. Ltd.	45,800	1,159,629
	Daikyonishikawa Corp.	227,800	1,139,962
	Daimaruenawin Co. Ltd.	3,400	32,505
	Dainichi Co. Ltd.	53,300	259,104
	DCM Holdings Co. Ltd.	650,800	6,062,484
#	DD GROUP Co. Ltd.	52,100	551,781
	Doshisha Co. Ltd.	130,800	1,969,565
	Doutor Nichires Holdings Co. Ltd.	182,986	2,701,802
	Eagle Industry Co. Ltd.	162,900	1,887,052
#	EAT & Holdings Co. Ltd.	35,300	510,761
#	EDION Corp.	489,800	5,393,352
*	ES-Con Japan Ltd.	66,900	460,282
	Eslead Corp.	47,700	1,129,031
	Exedy Corp.	175,800	3,372,805
	FCC Co. Ltd.	211,800	2,759,304
	Felissimo Corp.	20,600	127,568
	First Juken Co. Ltd.	18,800	142,075
	FJ Next Holdings Co. Ltd.	106,600	898,953
	Food & Life Cos. Ltd.	509,300	10,191,302
	Foster Electric Co. Ltd.	105,500	775,166
	Fuji Corp.	72,800	874,758
	Fuji Corp. Ltd.	159,600	781,042
	Fuji Kyuko Co. Ltd.	104,800	3,097,748
	Fujibo Holdings, Inc.	61,600	1,779,456
	Fujikura Composites, Inc.	104,700	1,034,743
*	Fujio Food Group, Inc.	9,800	97,606
#	Fujishoji Co. Ltd.	33,900	302,346
# *	Fujita Kanko, Inc.	34,700	1,574,897
#	Fujitsu General Ltd.	130,000	1,904,778
	FuKoKu Co. Ltd.	66,400	648,638
	Furukawa Battery Co. Ltd.	88,000	546,446
	Furyu Corp.	106,600	966,326
	Futaba Industrial Co. Ltd.	299,600	1,805,575
	Gakkyusha Co. Ltd.	49,300	689,764
#	Gamecard-Joyco Holdings, Inc.	10,400	169,258
	Genki Sushi Co. Ltd.	62,100	1,684,270
	Geo Holdings Corp.	148,000	2,418,043
	Gift Holdings, Inc.	49,500	991,183
	GLOBERIDE, Inc.	103,298	1,453,878
	Greens Co. Ltd.	37,400	538,946
	GSI Creos Corp.	63,184	1,008,811
	G-Tekt Corp.	135,700	1,686,733
	Gunze Ltd.	90,200	3,296,906
	Hagihara Industries, Inc.	76,000	789,800
	Hamee Corp.	31,500	231,958
	Handsman Co. Ltd.	43,500	296,717
	Happinet Corp.	96,400	1,901,644
	Hard Off Corp. Co. Ltd.	58,800	730,586
	Heiwa Corp.	327,400	4,864,458
	Hiday Hidaka Corp.	44,600	898,989
	HI-LEX Corp.	127,500	1,341,783
#	Himaraya Co. Ltd.	16,100	102,611
	H-One Co. Ltd.	100,900	575,450
	Honeys Holdings Co. Ltd.	113,140	1,271,016
	Hoosiers Holdings Co. Ltd.	207,900	1,651,889

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Hotland Co. Ltd.	54,500	$729,929
	I K K Holdings, Inc.	5,800	28,792
#	IBJ, Inc.	117,900	553,075
	Ichibanya Co. Ltd.	31,658	1,395,358
	Ichikoh Industries Ltd.	194,100	768,938
	IDOM, Inc.	310,800	1,856,407
	IJTT Co. Ltd.	128,380	735,485
#	Imasen Electric Industrial	37,400	164,103
*	Istyle, Inc.	292,398	818,719
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	126,600	2,980,262
*	Jade Group, Inc.	45,500	597,607
	JANOME Corp.	95,700	456,168
	Japan Wool Textile Co. Ltd.	306,800	3,094,661
	JINS Holdings, Inc.	75,900	2,139,962
# *	Joban Kosan Co. Ltd.	40,199	339,189
	Joshin Denki Co. Ltd.	106,200	1,772,348
#	Joyful Honda Co. Ltd.	152,800	2,026,584
	JP-Holdings, Inc.	305,200	947,316
	JVCKenwood Corp.	904,200	4,397,229
*	Kappa Create Co. Ltd.	44,300	529,874
	Kawai Musical Instruments Manufacturing Co. Ltd.	34,500	854,371
	KeyHolder, Inc.	3,600	20,679
	KFC Holdings Japan Ltd.	88,100	2,021,186
	King Co. Ltd.	54,100	256,673
	Kintetsu Department Store Co. Ltd.	18,100	312,755
#	Ki-Star Real Estate Co. Ltd.	50,899	1,202,094
*	KNT-CT Holdings Co. Ltd.	13,600	121,841
	Kohnan Shoji Co. Ltd.	146,300	3,886,398
#	Kojima Co. Ltd.	172,500	876,780
	Komatsu Matere Co. Ltd.	179,734	1,000,561
	KOMEDA Holdings Co. Ltd.	283,300	5,430,085
#	Komehyo Holdings Co. Ltd.	40,300	1,205,989
	Komeri Co. Ltd.	191,100	4,281,903
	Konaka Co. Ltd.	129,706	370,493
	Koshidaka Holdings Co. Ltd.	206,100	1,312,976
#	Kotobukiya Co. Ltd.	5,400	61,010
	K's Holdings Corp.	585,800	5,323,854
	KU Holdings Co. Ltd.	115,500	928,803
	Kurabo Industries Ltd.	91,800	1,954,116
	Kushikatsu Tanaka Holdings Co.	2,100	28,683
	KYB Corp.	102,100	3,540,166
	Kyoritsu Maintenance Co. Ltd.	179,000	7,355,330
	LEC, Inc.	142,200	1,009,921
#	LITALICO, Inc.	109,500	1,595,460
	Look Holdings, Inc.	37,100	642,563
	Mamiya-Op Co. Ltd.	1,800	19,814
	Mars Group Holdings Corp.	63,900	1,207,535
#	Maruzen CHI Holdings Co. Ltd.	101,100	225,688
#	Matsuoka Corp.	6,800	74,503
	Matsuyafoods Holdings Co. Ltd.	8,500	341,889
# *	Media Do Co. Ltd.	47,900	408,087
	Meiwa Estate Co. Ltd.	73,200	672,009
	Mikuni Corp.	143,700	475,920
	Mitsuba Corp.	178,488	1,314,329
	Mizuno Corp.	105,600	3,150,330
	Monogatari Corp.	184,000	6,487,919
	Morito Co. Ltd.	107,800	1,063,659
	MrMax Holdings Ltd.	137,925	591,707

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Murakami Corp.	31,800	$973,151
	Musashi Seimitsu Industry Co. Ltd.	278,800	3,164,477
	Nafco Co. Ltd.	54,200	821,450
	Nagase Brothers, Inc.	2,300	32,273
#	Nagawa Co. Ltd.	31,800	1,535,946
	Nakayamafuku Co. Ltd.	41,800	104,570
	New Art Holdings Co. Ltd.	36,134	509,634
#	Nextage Co. Ltd.	222,300	3,349,323
	NHK Spring Co. Ltd.	915,887	7,561,258
	Nichirin Co. Ltd.	61,160	1,477,795
#	Nihon House Holdings Co. Ltd.	222,000	459,331
	Nihon Plast Co. Ltd.	48,300	185,502
	Nihon Tokushu Toryo Co. Ltd.	75,300	675,493
	Nippon Felt Co. Ltd.	84,000	246,654
	Nippon Seiki Co. Ltd.	274,900	2,548,064
	Nishikawa Rubber Co. Ltd.	38,500	519,828
#	Nishimatsuya Chain Co. Ltd.	228,700	3,303,039
	Nissan Shatai Co. Ltd.	377,700	2,492,157
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	546,387
	NITTAN Corp.	22,400	53,801
	Nojima Corp.	379,300	4,780,340
	NOK Corp.	152,980	2,026,293
	NPR-RIKEN Corp.	125,398	2,279,922
#	Ohashi Technica, Inc.	67,600	812,324
	Ohsho Food Service Corp.	67,800	3,748,520
	Onward Holdings Co. Ltd.	561,800	2,062,403
	Ootoya Holdings Co. Ltd.	6,200	228,185
	Optimus Group Co. Ltd.	27,200	524,062
	Ozu Corp.	22,200	247,052
	Pacific Industrial Co. Ltd.	252,000	2,446,193
	PAL GROUP Holdings Co. Ltd.	248,700	3,977,275
	PALTAC Corp.	66,900	2,036,799
#	Paris Miki Holdings, Inc.	61,900	219,685
*	PIA Corp.	1,700	38,970
	Piolax, Inc.	163,900	2,776,122
	Press Kogyo Co. Ltd.	533,100	2,335,754
	Pressance Corp.	111,400	1,260,031
	QB Net Holdings Co. Ltd.	38,480	395,167
#	Raccoon Holdings, Inc.	102,800	463,622
#	Renaissance, Inc.	3,500	21,988
	Resorttrust, Inc.	477,064	8,293,079
#	Rhythm Co. Ltd.	34,000	817,071
	Riberesute Corp.	29,600	158,742
	Ride On Express Holdings Co. Ltd.	36,600	257,831
# *	Right On Co. Ltd.	84,225	234,352
#	Ringer Hut Co. Ltd.	19,400	320,717
	Riso Kyoiku Co. Ltd.	635,500	1,048,711
	Rock Field Co. Ltd.	94,800	1,043,396
	Roland Corp.	66,200	2,199,418
	Round One Corp.	1,154,900	5,115,090
	Royal Holdings Co. Ltd.	56,000	985,560
	Sac's Bar Holdings, Inc.	104,150	595,822
	Saizeriya Co. Ltd.	65,000	2,231,404
	San Holdings, Inc.	119,800	918,719
	Sangetsu Corp.	267,250	5,886,543
	Sankyo Seiko Co. Ltd.	232,800	1,166,316
	Sanoh Industrial Co. Ltd.	149,500	849,724
#	Sanyo Shokai Ltd.	47,699	871,950
	Scroll Corp.	181,700	1,255,182

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Seiko Group Corp.	157,081	$2,802,347
#	Seiren Co. Ltd.	255,600	4,289,892
# *	Senshukai Co. Ltd.	174,600	365,714
	Seria Co. Ltd.	211,824	3,881,716
#	SFP Holdings Co. Ltd.	16,200	234,974
	Shikibo Ltd.	62,826	517,290
	Shin-Nihon Tatemono Co. Ltd.	29,800	134,860
	Shoei Co. Ltd.	297,700	3,978,569
#	Snow Peak, Inc.	136,700	825,120
	SNT Corp.	108,200	198,685
#	Soft99 Corp.	84,400	805,419
	Sotoh Co. Ltd.	49,100	229,426
	SPK Corp.	48,600	672,663
#	Sprix, Inc.	34,300	190,218
	SRS Holdings Co. Ltd.	24,800	200,614
	St. Marc Holdings Co. Ltd.	37,900	587,868
	Step Co. Ltd.	60,800	842,475
#	Suminoe Textile Co. Ltd.	8,200	135,797
	Sumitomo Riko Co. Ltd.	195,698	1,681,823
#	Suncall Corp.	115,600	377,599
	Syuppin Co. Ltd.	120,000	845,859
	T RAD Co. Ltd.	24,400	596,101
	Tachikawa Corp.	63,600	616,165
	Tachi-S Co. Ltd.	168,040	2,259,204
	Taiho Kogyo Co. Ltd.	91,001	522,015
#	Take & Give Needs Co. Ltd.	30,168	243,088
#	Tama Home Co. Ltd.	78,800	2,175,167
	Tamron Co. Ltd.	105,700	4,005,191
	Tbk Co. Ltd.	133,900	365,474
	Tear Corp.	53,700	174,349
	T-Gaia Corp.	131,100	1,774,120
	Tigers Polymer Corp.	61,000	393,816
	Toa Corp.	130,515	1,016,315
	Tokai Rika Co. Ltd.	313,100	4,953,567
	Token Corp.	41,850	2,683,731
	Tokyo Base Co. Ltd.	18,400	40,244
#	Tokyo Individualized Educational Institute, Inc.	81,500	248,660
#	Tokyotokeiba Co. Ltd.	89,700	2,809,311
	Tomy Co. Ltd.	510,693	8,378,743
	Topre Corp.	212,700	3,095,907
	Toridoll Holdings Corp.	166,400	5,094,365
	Torikizoku Holdings Co. Ltd.	27,100	693,142
	Tosho Co. Ltd.	52,300	319,128
	Toyo Tire Corp.	385,200	6,378,260
	Toyoda Gosei Co. Ltd.	14,800	285,765
#	TPR Co. Ltd.	139,862	1,868,643
#	Treasure Factory Co. Ltd.	55,300	494,869
	TS Tech Co. Ltd.	438,486	5,554,279
	TSI Holdings Co. Ltd.	271,495	1,261,726
#	Tsuburaya Fields Holdings, Inc.	201,300	2,480,126
#	Tsutsumi Jewelry Co. Ltd.	32,400	467,827
#	Twinbird Corp.	9,200	32,084
	Unipres Corp.	213,797	1,491,159
	United Arrows Ltd.	76,400	1,001,916
*	Unitika Ltd.	347,200	398,457
	Universal Entertainment Corp.	113,600	1,642,985
*	Village Vanguard Co. Ltd.	36,600	259,772
	VT Holdings Co. Ltd.	474,400	1,709,949
	Wacoal Holdings Corp.	244,800	5,710,990

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Waseda Academy Co. Ltd.	43,600	$511,689
	WATAMI Co. Ltd.	43,100	299,189
	Watts Co. Ltd.	48,500	194,513
#	Wealth Management, Inc.	8,500	54,561
	Weds Co. Ltd.	14,500	62,771
#	Workman Co. Ltd.	6,266	179,127
	World Co. Ltd.	90,900	1,077,794
	Xebio Holdings Co. Ltd.	151,996	1,010,396
	Yagi & Co. Ltd.	18,600	195,673
#	Yamae Group Holdings Co. Ltd.	37,200	826,390
#	Yasunaga Corp.	19,600	88,574
	Yellow Hat Ltd.	204,600	2,540,094
#	Yondoshi Holdings, Inc.	67,420	918,627
#	Yonex Co. Ltd.	188,500	1,531,748
	Yorozu Corp.	81,377	522,916
	Yoshinoya Holdings Co. Ltd.	355,900	7,936,688
	Yossix Holdings Co. Ltd.	19,600	400,040
	Yutaka Giken Co. Ltd.	8,700	155,966
TOTAL CONSUMER DISCRETIONARY			452,866,772
CONSUMER STAPLES — (7.9%)
	Aeon Hokkaido Corp.	190,100	1,231,426
	AFC-HD AMS Life Science Co. Ltd.	42,800	267,788
	Ain Holdings, Inc.	124,300	4,056,340
	Albis Co. Ltd.	35,813	653,547
#	Arcs Co. Ltd.	258,400	5,141,457
	Artnature, Inc.	109,100	584,349
	Axial Retailing, Inc.	107,000	2,959,995
#	Axxzia, Inc.	8,400	50,081
	Belc Co. Ltd.	65,800	2,811,309
	Bourbon Corp.	54,800	880,422
	Bull-Dog Sauce Co. Ltd.	3,000	44,074
	Cawachi Ltd.	79,400	1,455,092
	C'BON COSMETICS Co. Ltd.	10,800	109,819
	Chubu Shiryo Co. Ltd.	133,295	1,088,859
	Chuo Gyorui Co. Ltd.	9,800	213,648
	Como Co. Ltd.	2,600	50,340
	Cota Co. Ltd.	124,950	1,351,211
	Create SD Holdings Co. Ltd.	145,500	3,166,272
	Daikokutenbussan Co. Ltd.	31,900	1,805,773
	Delica Foods Holdings Co. Ltd.	59,900	239,855
	DyDo Group Holdings, Inc.	113,200	2,273,259
	Ebara Foods Industry, Inc.	30,900	615,066
	Eco's Co. Ltd.	45,800	762,303
	Ensuiko Sugar Refining Co. Ltd.	86,200	186,856
	Ezaki Glico Co. Ltd.	214,900	6,287,651
	Fancl Corp.	282,583	4,462,445
	Feed One Co. Ltd.	145,048	869,635
#	Fuji Co. Ltd.	6,100	82,225
	Fuji Oil Holdings, Inc.	235,300	3,769,252
	Fujicco Co. Ltd.	112,400	1,542,739
#	Fujiya Co. Ltd.	66,400	1,115,321
	G-7 Holdings, Inc.	141,300	1,204,578
	Genky DrugStores Co. Ltd.	50,300	2,288,538
	H2O Retailing Corp.	512,245	5,484,253
#	HABA Laboratories, Inc.	15,000	219,608
	Hagoromo Foods Corp.	17,900	386,373
#	Halows Co. Ltd.	56,100	1,663,417
	Heiwado Co. Ltd.	179,100	2,674,723

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	$645,246
	Hokuto Corp.	132,600	1,617,550
	House Foods Group, Inc.	27,700	609,717
#	Ichimasa Kamaboko Co. Ltd.	38,800	192,713
	Imuraya Group Co. Ltd.	57,947	956,343
#	Inageya Co. Ltd.	16,000	137,497
	I-NE Co. Ltd.	26,700	444,720
	Itochu-Shokuhin Co. Ltd.	35,100	1,793,266
	Itoham Yonekyu Holdings, Inc.	140,880	3,947,389
	Iwatsuka Confectionery Co. Ltd.	8,700	300,869
#	JM Holdings Co. Ltd.	79,700	1,210,442
	J-Oil Mills, Inc.	116,900	1,620,313
	Kadoya Sesame Mills, Inc.	15,600	396,374
	Kagome Co. Ltd.	152,400	3,752,103
	Kakiyasu Honten Co. Ltd.	53,400	930,264
#	Kameda Seika Co. Ltd.	66,800	1,897,157
	Kaneko Seeds Co. Ltd.	44,700	441,785
	Kanemi Co. Ltd.	1,200	27,690
#	Kanro, Inc.	8,700	115,113
#	Kansai Food Market Ltd.	2,400	23,726
	Kato Sangyo Co. Ltd.	146,300	4,770,480
	Kenko Mayonnaise Co. Ltd.	64,877	772,945
#	Kibun Foods, Inc.	13,800	111,643
	Koike-ya, Inc.	300	15,453
	Kotobuki Spirits Co. Ltd.	257,000	3,457,840
	Kusuri No. Aoki Holdings Co. Ltd.	258,900	5,589,584
	Kyokuyo Co. Ltd.	56,899	1,525,188
	Lacto Japan Co. Ltd.	47,000	718,771
	Life Corp.	93,500	2,374,399
	Lifedrink Co., Inc.	23,600	909,139
	Mandom Corp.	214,900	1,870,780
	Marudai Food Co. Ltd.	109,400	1,245,870
	Maruha Nichiro Corp.	216,387	4,281,459
	Maxvalu Tokai Co. Ltd.	47,600	1,049,537
	Medical System Network Co. Ltd.	130,800	552,817
	Megmilk Snow Brand Co. Ltd.	259,200	4,065,110
	Meito Sangyo Co. Ltd.	54,100	635,284
	Milbon Co. Ltd.	157,552	3,765,116
#	Ministop Co. Ltd.	84,200	868,611
	Mitsubishi Shokuhin Co. Ltd.	97,900	3,328,218
	Mitsui DM Sugar Holdings Co. Ltd.	104,270	2,395,902
	Miyoshi Oil & Fat Co. Ltd.	31,500	284,895
	Morinaga & Co. Ltd.	414,798	7,916,771
	Morinaga Milk Industry Co. Ltd.	334,000	6,839,820
	Morozoff Ltd.	37,400	1,021,779
#	MTG Co. Ltd.	24,700	246,384
	Nagatanien Holdings Co. Ltd.	66,201	1,008,674
	Nakamuraya Co. Ltd.	25,999	553,301
	Natori Co. Ltd.	65,000	943,449
#	Nichimo Co. Ltd.	32,600	499,803
	Nihon Chouzai Co. Ltd.	69,689	664,801
	Niitaka Co. Ltd.	7,860	100,950
	Nippn Corp.	304,000	4,667,019
	Nippon Beet Sugar Manufacturing Co. Ltd.	54,600	809,632
	Nishimoto Co. Ltd.	18,000	758,508
	Nisshin Oillio Group Ltd.	148,200	4,527,159
	Nissui Corp.	1,737,200	9,491,962
	Nitto Fuji Flour Milling Co. Ltd.	16,200	571,998
	Noevir Holdings Co. Ltd.	89,400	3,178,234

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Oenon Holdings, Inc.	294,200	$730,281
	OIE Sangyo Co. Ltd.	22,000	267,782
# *	Oisix ra daichi, Inc.	150,000	1,418,825
#	Okuwa Co. Ltd.	168,800	1,012,903
	OUG Holdings, Inc.	21,300	354,963
	Pickles Holdings Co. Ltd.	56,900	497,229
	Pigeon Corp.	698,425	7,632,874
	Premium Water Holdings, Inc.	9,200	211,416
	Prima Meat Packers Ltd.	158,700	2,596,591
	Qol Holdings Co. Ltd.	145,900	1,751,873
#	Retail Partners Co. Ltd.	111,600	1,320,998
	Riken Vitamin Co. Ltd.	139,200	2,179,854
#	Rokko Butter Co. Ltd.	74,200	679,780
	S Foods, Inc.	111,262	2,501,934
	S&B Foods, Inc.	40,298	1,159,902
#	Sagami Rubber Industries Co. Ltd.	56,000	359,210
	San-A Co. Ltd.	120,000	3,706,289
	Sato Foods Co. Ltd.	800	34,589
	Satudora Holdings Co. Ltd.	3,900	20,819
	Shinnihonseiyaku Co. Ltd.	45,600	537,921
	Shinobu Foods Products Co. Ltd.	1,600	10,738
	Shoei Foods Corp.	9,000	273,299
	Showa Sangyo Co. Ltd.	114,300	2,619,499
	ST Corp.	38,000	397,873
	Starzen Co. Ltd.	86,100	1,592,007
	STI Foods Holdings, Inc.	5,100	143,551
#	Takara Holdings, Inc.	801,077	6,777,455
#	Toho Co. Ltd.	49,000	945,572
#	Torigoe Co. Ltd.	92,100	446,403
	Transaction Co. Ltd.	88,300	1,476,362
#	United Super Markets Holdings, Inc.	320,900	2,206,585
	Valor Holdings Co. Ltd.	207,100	3,538,248
	Warabeya Nichiyo Holdings Co. Ltd.	80,660	1,567,154
	Watahan & Co. Ltd.	87,600	880,472
	Wellneo Sugar Co. Ltd.	98,300	1,551,421
	Yaizu Suisankagaku Industry Co. Ltd.	57,700	484,156
	YAKUODO Holdings Co. Ltd.	64,600	1,134,180
	Yamami Co.	4,700	124,062
#	YA-MAN Ltd.	84,600	581,203
	Yamatane Corp.	59,000	1,029,535
#	Yamaya Corp.	23,500	508,031
	Yamazawa Co. Ltd.	11,800	101,178
	Yaoko Co. Ltd.	71,500	4,125,396
	Yokorei Co. Ltd.	296,900	2,258,603
	Yomeishu Seizo Co. Ltd.	42,500	541,352
# *	Yoshimura Food Holdings KK	48,300	373,698
	Yuasa Funashoku Co. Ltd.	14,300	343,661
	Yukiguni Maitake Co. Ltd.	79,800	523,986
	Yutaka Foods Corp.	3,900	49,968
TOTAL CONSUMER STAPLES			239,081,142
ENERGY — (0.8%)
#	BP Castrol KK	42,100	249,400
	Fuji Kosan Co. Ltd.	1,400	19,038
	Fuji Oil Co. Ltd.	213,300	546,431
	Itochu Enex Co. Ltd.	339,700	3,638,203
	Japan Oil Transportation Co. Ltd.	5,500	107,207
	Japan Petroleum Exploration Co. Ltd.	200,700	8,164,048
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,036,655

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
*	Modec, Inc.	64,000	$999,457
# *	Nippon Coke & Engineering Co. Ltd.	949,100	813,989
	Sala Corp.	291,400	1,582,172
	San-Ai Obbli Co. Ltd.	374,300	4,220,429
	Sinanen Holdings Co. Ltd.	46,500	1,308,056
	Toyo Kanetsu KK	48,100	1,419,435
TOTAL ENERGY			25,104,520
FINANCIALS — (8.9%)
	77 Bank Ltd.	330,252	7,943,652
	AEON Financial Service Co. Ltd.	328,800	2,994,591
	Aichi Financial Group, Inc.	149,270	2,635,127
	Aiful Corp.	1,150,200	2,883,726
	Aizawa Securities Group Co. Ltd.	200,800	1,698,194
	Akatsuki Corp.	144,000	498,878
	Akita Bank Ltd.	87,640	1,203,622
	Anicom Holdings, Inc.	192,400	764,046
#	Aozora Bank Ltd.	245,000	5,385,803
	Asax Co. Ltd.	9,300	47,177
	Awa Bank Ltd.	192,200	3,223,754
#	Bank of Iwate Ltd.	82,982	1,454,808
#	Bank of Kochi Ltd.	31,500	207,403
#	Bank of Nagoya Ltd.	60,930	2,290,999
	Bank of Saga Ltd.	75,220	993,823
	Bank of the Ryukyus Ltd.	239,880	1,912,293
#	Bank of Toyama Ltd.	9,200	107,820
#	Casa, Inc.	25,900	147,223
#	Chiba Kogyo Bank Ltd.	273,758	1,597,235
	Chugin Financial Group, Inc.	679,900	4,814,407
	Daishi Hokuetsu Financial Group, Inc.	225,700	6,255,192
#	Daito Bank Ltd.	6,800	34,436
	eGuarantee, Inc.	207,700	2,707,094
	Ehime Bank Ltd.	188,073	1,345,898
#	Entrust, Inc.	54,900	288,676
	FIDEA Holdings Co. Ltd.	108,390	1,185,069
	Financial Partners Group Co. Ltd.	309,900	3,554,177
*	Fintech Global, Inc.	34,300	14,426
	First Bank of Toyama Ltd.	287,900	1,629,135
	First Brothers Co. Ltd.	3,100	26,427
	Fukui Bank Ltd.	114,600	1,335,831
	Fuyo General Lease Co. Ltd.	29,400	2,629,132
#	GMO Financial Gate, Inc.	19,200	1,321,479
#	GMO Financial Holdings, Inc.	243,300	1,243,388
	Gunma Bank Ltd.	1,914,640	9,441,476
	Hirogin Holdings, Inc.	1,462,700	9,815,153
#	Hirose Tusyo, Inc.	20,800	450,058
	Hokkoku Financial Holdings, Inc.	133,700	3,978,014
	Hokuhoku Financial Group, Inc.	650,353	6,889,874
	HS Holdings Co. Ltd.	137,296	969,509
	Hyakugo Bank Ltd.	1,291,009	5,006,979
	Hyakujushi Bank Ltd.	125,700	2,114,951
	Ichiyoshi Securities Co. Ltd.	178,800	939,871
	IwaiCosmo Holdings, Inc.	118,400	1,698,353
	Iyogin Holdings, Inc.	799,118	5,435,544
#	J Trust Co. Ltd.	67,841	219,525
	Jaccs Co. Ltd.	136,600	5,232,721
	JAFCO Group Co. Ltd.	467,100	5,540,130
#	Japan Investment Adviser Co. Ltd.	68,200	405,323
	Japan Securities Finance Co. Ltd.	560,600	5,941,149

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Jimoto Holdings, Inc.	37,950	$143,614
	J-Lease Co. Ltd.	31,900	507,460
	Juroku Financial Group, Inc.	185,800	5,209,173
	Keiyo Bank Ltd.	563,146	2,756,742
	Kita-Nippon Bank Ltd.	43,506	664,536
	Kiyo Bank Ltd.	393,290	4,432,712
	Kyokuto Securities Co. Ltd.	128,300	882,654
	Kyushu Financial Group, Inc.	577,037	3,672,031
	Kyushu Leasing Service Co. Ltd.	34,000	266,005
*	LIFENET INSURANCE Co.	12,200	103,434
	M&A Capital Partners Co. Ltd.	79,100	1,218,229
	Marusan Securities Co. Ltd.	336,700	2,148,964
	Matsui Securities Co. Ltd.	609,900	3,426,434
	Mercuria Holdings Co. Ltd.	58,400	281,305
	Mito Securities Co. Ltd.	288,529	908,629
	Miyazaki Bank Ltd.	87,300	1,650,922
	Mizuho Leasing Co. Ltd.	171,900	6,229,787
	Monex Group, Inc.	1,081,600	5,628,909
	Money Partners Group Co. Ltd.	35,500	75,090
#	Mortgage Service Japan Ltd.	26,100	92,385
	Musashino Bank Ltd.	157,321	2,963,883
	Nanto Bank Ltd.	155,200	2,807,279
	NEC Capital Solutions Ltd.	60,200	1,499,551
*	Net Protections Holdings, Inc.	63,700	75,507
	Nishi-Nippon Financial Holdings, Inc.	703,300	8,097,888
	North Pacific Bank Ltd.	1,579,600	4,028,105
	Ogaki Kyoritsu Bank Ltd.	207,300	2,775,327
	Oita Bank Ltd.	81,899	1,501,554
	Okasan Securities Group, Inc.	935,100	4,576,595
	Okinawa Financial Group, Inc.	117,060	2,011,764
	Orient Corp.	261,390	1,972,439
	Premium Group Co. Ltd.	179,300	2,161,105
	Procrea Holdings, Inc.	233,772	3,018,094
	Ricoh Leasing Co. Ltd.	91,300	3,134,043
	San ju San Financial Group, Inc.	117,893	1,545,891
	San-In Godo Bank Ltd.	904,000	6,375,066
*	SBI ARUHI Corp.	64,700	376,238
	SBI Global Asset Management Co. Ltd.	145,400	690,218
	Senshu Ikeda Holdings, Inc.	1,179,128	2,731,776
	Shiga Bank Ltd.	271,100	6,740,667
	Shikoku Bank Ltd.	220,300	1,527,842
	Shimizu Bank Ltd.	58,200	633,881
	Sparx Group Co. Ltd.	115,060	1,416,960
	Strike Co. Ltd.	47,100	1,519,639
	Suruga Bank Ltd.	854,000	4,976,873
	Taiko Bank Ltd.	41,800	426,290
	Tochigi Bank Ltd.	538,500	1,152,743
	Toho Bank Ltd.	1,153,200	2,445,629
	Tohoku Bank Ltd.	56,657	460,105
	Tokai Tokyo Financial Holdings, Inc.	1,094,774	4,223,127
	Tokyo Kiraboshi Financial Group, Inc.	147,338	4,309,835
	Tomato Bank Ltd.	25,600	214,048
	TOMONY Holdings, Inc.	859,443	2,366,567
#	Tottori Bank Ltd.	50,400	482,998
	Towa Bank Ltd.	199,900	863,942
#	Toyo Securities Co. Ltd.	327,900	764,705
	Traders Holdings Co. Ltd.	28,220	111,809
#	Tsukuba Bank Ltd.	410,900	719,453
	Wellnet Corp.	62,800	243,408

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Yamagata Bank Ltd.	143,600	$1,084,106
	Yamaguchi Financial Group, Inc.	1,021,072	9,705,356
	Yamanashi Chuo Bank Ltd.	150,126	1,795,723
#	Zenkoku Hosho Co. Ltd.	3,800	141,411
TOTAL FINANCIALS			271,422,026
HEALTH CARE — (5.2%)
	Amvis Holdings, Inc.	120,500	2,219,976
	As One Corp.	151,000	5,700,502
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,753,976
	Astena Holdings Co. Ltd.	194,800	632,102
	BML, Inc.	137,200	2,651,612
#	Carenet, Inc.	121,300	663,883
#	CellSource Co. Ltd.	17,900	150,640
	Charm Care Corp. KK	110,200	889,291
	Create Medic Co. Ltd.	34,800	211,358
# *	CYBERDYNE, Inc.	138,700	192,834
	Daiken Medical Co. Ltd.	103,800	373,624
	Daito Pharmaceutical Co. Ltd.	81,338	1,085,867
	Eiken Chemical Co. Ltd.	196,400	2,447,938
	Elan Corp.	189,200	1,356,691
	EM Systems Co. Ltd.	70,600	335,963
#	FALCO HOLDINGS Co. Ltd.	53,300	774,692
	FINDEX, Inc.	92,700	673,081
	France Bed Holdings Co. Ltd.	136,055	1,287,453
	Fuji Pharma Co. Ltd.	92,900	1,237,240
	Fukuda Denshi Co. Ltd.	125,200	6,675,831
	Fuso Pharmaceutical Industries Ltd.	40,800	610,739
*	GNI Group Ltd.	130,500	2,339,002
	H.U. Group Holdings, Inc.	324,700	6,036,131
	Hogy Medical Co. Ltd.	71,200	1,716,481
	Hoshi Iryo-Sanki Co. Ltd.	9,600	302,699
#	I'rom Group Co. Ltd.	38,400	528,830
*	Japan Hospice Holdings, Inc.	20,800	339,286
	Japan Lifeline Co. Ltd.	354,100	3,159,696
	Japan Medical Dynamic Marketing, Inc.	99,400	503,689
	JCR Pharmaceuticals Co. Ltd.	125,332	923,473
	Jeol Ltd.	252,800	11,556,466
	JMS Co. Ltd.	104,457	374,452
	Kaken Pharmaceutical Co. Ltd.	115,500	2,727,730
	Kanamic Network Co. Ltd.	134,400	376,375
	Kissei Pharmaceutical Co. Ltd.	170,700	3,644,949
	Koa Shoji Holdings Co. Ltd.	4,100	21,295
	Kyorin Pharmaceutical Co. Ltd.	240,646	2,907,415
#	Linical Co. Ltd.	66,700	232,002
	Mani, Inc.	392,300	5,449,920
	Medical Data Vision Co. Ltd.	149,300	653,647
	Medikit Co. Ltd.	2,000	40,844
#	Medius Holdings Co. Ltd.	68,500	360,268
*	Medley, Inc.	68,700	2,154,015
#	MedPeer, Inc.	59,100	279,750
	Menicon Co. Ltd.	339,690	4,932,994
#	Mizuho Medy Co. Ltd.	21,600	511,132
	Mochida Pharmaceutical Co. Ltd.	62,398	1,410,739
	Nakanishi, Inc.	342,800	5,610,213
	Nihon Kohden Corp.	124,500	3,794,373
	Nipro Corp.	832,700	6,705,845
	Paramount Bed Holdings Co. Ltd.	245,100	4,426,778
*	PeptiDream, Inc.	342,093	2,997,930

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
#	Pharma Foods International Co. Ltd.	88,100	$599,724
	PHC Holdings Corp.	23,300	241,095
	Rion Co. Ltd.	51,800	876,409
	Sawai Group Holdings Co. Ltd.	194,000	7,342,902
	Seed Co. Ltd.	68,100	363,986
	Seikagaku Corp.	225,300	1,179,931
#	Shin Nippon Biomedical Laboratories Ltd.	126,900	1,470,835
	Ship Healthcare Holdings, Inc.	333,000	5,053,893
	Shofu, Inc.	67,400	1,301,357
	Software Service, Inc.	18,600	1,580,094
	Solasto Corp.	319,700	1,249,119
	St-Care Holding Corp.	81,600	548,004
	StemCell Institute	4,300	68,578
	Sumitomo Pharma Co. Ltd.	699,300	2,052,775
	Takara Bio, Inc.	175,800	1,494,442
	Techno Medica Co. Ltd.	14,700	196,377
	Toho Holdings Co. Ltd.	284,600	6,164,005
	Tokai Corp.	120,600	1,722,372
	Torii Pharmaceutical Co. Ltd.	88,300	2,250,169
	Towa Pharmaceutical Co. Ltd.	150,600	2,635,408
#	Trans Genic, Inc.	51,100	92,141
	Tsumura & Co.	278,018	5,029,957
#	Value HR Co. Ltd.	92,800	899,630
	Vital KSK Holdings, Inc.	246,500	1,921,043
	Wakamoto Pharmaceutical Co. Ltd.	10,600	15,129
	WIN-Partners Co. Ltd.	50,000	432,380
	ZERIA Pharmaceutical Co. Ltd.	71,400	988,849
TOTAL HEALTH CARE			156,714,316
INDUSTRIALS — (29.3%)
	Advan Group Co. Ltd.	144,200	1,064,832
	Aeon Delight Co. Ltd.	115,600	2,961,092
	Aichi Corp.	223,100	1,678,354
	Aida Engineering Ltd.	303,600	1,726,193
# *	Aidma Holdings, Inc.	5,500	78,007
	Airtech Japan Ltd.	2,000	16,682
	AIT Corp.	24,000	307,654
	Ajis Co. Ltd.	28,900	517,989
	Alconix Corp.	141,600	1,364,647
	Alinco, Inc.	80,500	586,368
	Alps Logistics Co. Ltd.	110,100	1,331,715
	Altech Corp.	101,970	1,985,663
	Anest Iwata Corp.	220,200	1,941,707
#	Artner Co. Ltd.	6,400	95,028
	Asahi Diamond Industrial Co. Ltd.	282,200	1,667,328
	Asahi Kogyosha Co. Ltd.	51,400	1,074,930
	Asanuma Corp.	76,600	2,292,386
#	Asukanet Co. Ltd.	28,600	132,011
	AZ-COM MARUWA Holdings, Inc.	191,700	1,974,077
	Bando Chemical Industries Ltd.	202,900	2,408,453
	Bell System24 Holdings, Inc.	206,500	2,517,207
	Benefit One, Inc.	391,500	5,586,632
	Bewith, Inc.	3,100	39,236
	Br Holdings Corp.	181,900	461,544
	Bunka Shutter Co. Ltd.	332,200	3,309,114
	Canare Electric Co. Ltd.	15,000	173,847
	Career Design Center Co. Ltd.	3,600	51,276
#	Careerlink Co. Ltd.	30,300	536,908
	Central Glass Co. Ltd.	125,700	2,351,860

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Central Security Patrols Co. Ltd.	51,100	$877,079
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	1,124,250
# *	Chiyoda Corp.	885,700	2,031,321
	Chiyoda Integre Co. Ltd.	66,200	1,238,679
	Chori Co. Ltd.	67,600	1,364,203
	Chudenko Corp.	183,100	3,452,425
	Chugai Ro Co. Ltd.	32,700	573,466
	Chuo Warehouse Co. Ltd.	21,000	166,902
	CKD Corp.	260,500	4,593,417
	CMC Corp.	30,200	248,184
	Copro-Holdings Co. Ltd.	23,200	258,421
	Cosel Co. Ltd.	146,800	1,476,939
	Creek & River Co. Ltd.	67,100	910,506
*	CrowdWorks, Inc.	8,100	71,278
	CTI Engineering Co. Ltd.	66,400	2,640,289
	CTS Co. Ltd.	151,400	715,938
	Dai-Dan Co. Ltd.	178,400	1,980,100
	Daido Kogyo Co. Ltd.	38,800	195,828
	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	941,273
	Daihen Corp.	118,800	5,629,294
	Daiho Corp.	65,800	1,728,343
	Dai-Ichi Cutter Kogyo KK	46,300	430,932
	Daiichi Jitsugyo Co. Ltd.	153,300	1,958,772
	Daiichi Kensetsu Corp.	35,200	431,574
#	Daiki Axis Co. Ltd.	41,900	205,152
	Daiseki Co. Ltd.	279,055	7,978,981
#	Daiseki Eco. Solution Co. Ltd.	8,259	59,480
	Daisue Construction Co. Ltd.	48,200	468,469
	Daiwa Industries Ltd.	174,500	1,861,398
#	Denyo Co. Ltd.	96,400	1,486,631
	Dip Corp.	204,335	3,489,675
	DMG Mori Co. Ltd.	567,100	11,355,365
	DMW Corp.	4,800	129,493
	Duskin Co. Ltd.	254,000	5,897,478
	Ebara Jitsugyo Co. Ltd.	64,800	1,329,302
#	Eidai Co. Ltd.	184,700	294,121
	EJ Holdings, Inc.	30,100	352,890
	en Japan, Inc.	170,708	3,154,929
	Endo Lighting Corp.	54,600	522,311
#	Envipro Holdings, Inc.	34,400	142,714
	ERI Holdings Co. Ltd.	16,000	201,207
	EXEO Group, Inc.	453,900	10,137,447
#	F&M Co. Ltd.	44,400	578,782
*	FDK Corp.	67,898	304,631
	Forum Engineering, Inc.	71,200	393,322
	Freund Corp.	65,156	341,138
	Fudo Tetra Corp.	95,480	1,507,776
	Fuji Corp.	375,000	6,353,803
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	67,234
	Fujikura Ltd.	907,600	7,460,935
	Fujisash Co. Ltd.	523,057	269,335
#	Fukuda Corp.	53,200	1,968,696
	Fukushima Galilei Co. Ltd.	77,600	2,702,739
	Fukuvi Chemical Industry Co. Ltd.	10,600	65,278
	Fukuyama Transporting Co. Ltd.	93,457	2,584,754
	FULLCAST Holdings Co. Ltd.	120,000	1,448,757
	Funai Soken Holdings, Inc.	239,370	4,167,813
	Furukawa Co. Ltd.	163,819	2,147,314
	Furukawa Electric Co. Ltd.	380,200	6,916,005

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Futaba Corp.	202,000	$704,706
	Gakujo Co. Ltd.	15,900	191,118
	Gecoss Corp.	95,900	761,408
	Giken Ltd.	35,798	525,064
	Glory Ltd.	263,355	5,441,296
	gremz, Inc.	38,500	551,626
	GS Yuasa Corp.	372,483	5,372,234
	Hamakyorex Co. Ltd.	100,900	2,809,471
	Hanwa Co. Ltd.	165,500	6,053,407
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	73,827
	Hazama Ando Corp.	1,086,900	8,777,467
#	Helios Techno Holding Co. Ltd.	32,000	115,806
	Hibiya Engineering Ltd.	109,900	1,914,390
*	Hino Motors Ltd.	490,500	1,669,953
	Hirakawa Hewtech Corp.	70,800	673,314
#	Hirano Tecseed Co. Ltd.	56,700	692,467
#	Hirata Corp.	22,700	1,038,428
	Hisaka Works Ltd.	116,000	770,249
	Hitachi Zosen Corp.	982,779	6,064,046
#	Hito Communications Holdings, Inc.	42,900	351,130
	Hokuetsu Industries Co. Ltd.	137,200	2,444,395
#	Hokuriku Electrical Construction Co. Ltd.	89,040	727,958
	Hosokawa Micron Corp.	83,600	2,607,809
#	Howa Machinery Ltd.	48,700	255,737
	Ichiken Co. Ltd.	28,197	451,160
	Ichinen Holdings Co. Ltd.	125,100	1,337,938
	Idec Corp.	179,700	3,596,068
	Iino Kaiun Kaisha Ltd.	469,600	4,101,146
	Imura & Co. Ltd.	13,700	115,473
	Inaba Denki Sangyo Co. Ltd.	313,900	7,500,263
#	Inaba Seisakusho Co. Ltd.	54,800	560,072
	Inabata & Co. Ltd.	277,500	6,038,250
	Insource Co. Ltd.	290,000	1,639,271
	Integrated Design & Engineering Holdings Co. Ltd.	74,800	1,819,712
#	Inui Global Logistics Co. Ltd.	80,380	607,527
#	IR Japan Holdings Ltd.	49,600	530,408
#	Iseki & Co. Ltd.	97,249	768,867
	Ishii Iron Works Co. Ltd.	3,200	57,893
#	Itoki Corp.	199,600	2,032,514
	Iwaki Co. Ltd.	56,100	841,898
	JAC Recruitment Co. Ltd.	430,000	1,964,576
*	Jamco Corp.	13,600	147,792
	Japan Elevator Service Holdings Co. Ltd.	375,300	5,671,342
#	Japan Foundation Engineering Co. Ltd.	102,400	341,798
	Japan Pulp & Paper Co. Ltd.	72,300	2,475,046
	Japan Steel Works Ltd.	181,600	2,988,770
	Japan Transcity Corp.	244,600	1,046,228
	JDC Corp.	79,900	296,345
	JK Holdings Co. Ltd.	87,140	631,763
#	Juki Corp.	168,100	505,949
	Kamei Corp.	148,700	1,955,277
	Kanaden Corp.	105,700	1,116,302
	Kanagawa Chuo Kotsu Co. Ltd.	36,400	757,035
	Kaname Kogyo Co. Ltd.	1,300	7,420
	Kanamoto Co. Ltd.	177,900	3,398,061
	Kandenko Co. Ltd.	625,600	6,433,694
	Kanematsu Corp.	470,325	7,292,064
	Katakura Industries Co. Ltd.	151,500	1,744,929
#	Kato Works Co. Ltd.	54,900	568,848

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Kawada Technologies, Inc.	31,300	$1,608,407
	Kawata Manufacturing Co. Ltd.	20,200	146,191
	Keihin Co. Ltd.	4,500	58,579
	KFC Ltd.	8,700	91,763
	Kimura Chemical Plants Co. Ltd.	98,900	488,311
	Kimura Unity Co. Ltd.	47,000	492,889
	King Jim Co. Ltd.	61,200	363,840
*	Kitagawa Corp.	44,800	462,796
	Kitano Construction Corp.	21,072	452,210
	Kitz Corp.	405,100	3,312,064
*	Kobe Electric Railway Co. Ltd.	35,799	706,373
	Koike Sanso Kogyo Co. Ltd.	7,000	212,268
	Kokuyo Co. Ltd.	454,525	7,319,896
	KOMAIHALTEC, Inc.	2,500	36,681
	Komatsu Wall Industry Co. Ltd.	49,300	1,120,867
	Komori Corp.	259,405	2,325,016
#	Kondotec, Inc.	114,200	949,963
	Konoike Transport Co. Ltd.	161,700	2,151,154
#	Kosaido Holdings Co. Ltd.	476,000	2,415,205
	Kozo Keikaku Engineering, Inc.	22,000	590,334
	KPP Group Holdings Co. Ltd.	215,400	1,062,219
	KRS Corp.	75,600	480,102
	Kumagai Gumi Co. Ltd.	198,000	5,153,155
	Kyodo Printing Co. Ltd.	37,200	853,194
	Kyokuto Boeki Kaisha Ltd.	66,000	986,924
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,718,347
	KYORITSU Co. Ltd.	125,100	164,018
	Kyudenko Corp.	186,000	7,075,074
#	LIKE, Inc.	59,100	603,358
	Link & Motivation, Inc.	244,900	918,734
*	LTS, Inc.	3,200	63,587
	Mabuchi Motor Co. Ltd.	509,668	8,833,725
	Maezawa Industries, Inc.	49,000	357,916
#	Maezawa Kasei Industries Co. Ltd.	78,000	833,530
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,095,381
	Makino Milling Machine Co. Ltd.	131,500	5,326,377
	Management Solutions Co. Ltd.	46,200	935,021
	Marufuji Sheet Piling Co. Ltd.	10,800	214,696
	MARUKA FURUSATO Corp.	50,707	842,014
#	Marumae Co. Ltd.	28,000	355,456
	Maruyama Manufacturing Co., Inc.	12,800	231,730
	Maruzen Co. Ltd.	65,800	1,270,004
	Maruzen Showa Unyu Co. Ltd.	79,400	2,192,137
	Matching Service Japan Co. Ltd.	54,400	459,488
	Matsuda Sangyo Co. Ltd.	75,682	1,408,529
	Matsui Construction Co. Ltd.	118,900	678,555
	Max Co. Ltd.	156,800	3,484,894
	Meidensha Corp.	208,910	3,744,780
#	Meiho Facility Works Ltd.	26,000	152,803
	Meiji Electric Industries Co. Ltd.	51,600	514,053
#	Meiji Shipping Group Co. Ltd.	73,900	401,876
	Meisei Industrial Co. Ltd.	216,000	1,702,481
	MEITEC Group Holdings, Inc.	453,200	8,965,806
#	Meiwa Corp.	145,600	665,468
# *	MetaReal Corp.	20,700	173,471
	METAWATER Co. Ltd.	111,100	1,619,110
#	Midac Holdings Co. Ltd.	24,100	300,260
	Mie Kotsu Group Holdings, Inc.	346,700	1,476,127
	Mirai Industry Co. Ltd.	4,600	144,068

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Mirait One Corp.	553,935	$7,318,556
	Mitani Corp.	294,600	3,937,494
	Mitani Sangyo Co. Ltd.	145,000	396,532
	Mitsubishi Kakoki Kaisha Ltd.	39,000	955,616
	Mitsubishi Logisnext Co. Ltd.	180,000	1,864,265
	Mitsubishi Logistics Corp.	169,500	5,235,708
	Mitsubishi Pencil Co. Ltd.	135,100	1,837,100
	Mitsuboshi Belting Ltd.	83,200	2,775,365
	Mitsui E&S Co. Ltd.	134,381	690,781
#	Mitsui Matsushima Holdings Co. Ltd.	67,300	1,304,442
	Mitsui-Soko Holdings Co. Ltd.	119,500	3,991,386
	Miura Co. Ltd.	23,600	431,257
	Miyaji Engineering Group, Inc.	67,334	1,628,724
	Mori-Gumi Co. Ltd.	69,500	160,143
	Morita Holdings Corp.	202,300	2,184,674
	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	11,002
	Nabtesco Corp.	50,000	961,046
	NAC Co. Ltd.	122,600	454,752
	Nachi-Fujikoshi Corp.	83,800	1,954,289
	Nadex Co. Ltd.	22,200	161,087
	Nagase & Co. Ltd.	558,800	9,136,755
	Naigai Trans Line Ltd.	41,700	694,493
	Nakabayashi Co. Ltd.	110,400	409,643
	Nakakita Seisakusho Co. Ltd.	3,100	75,381
#	Nakamoto Packs Co. Ltd.	33,300	396,487
	Nakanishi Manufacturing Co. Ltd.	5,700	75,293
	Nakano Corp.	14,000	47,620
#	Namura Shipbuilding Co. Ltd.	156,228	1,478,445
	Nankai Electric Railway Co. Ltd.	79,200	1,544,397
	Narasaki Sangyo Co. Ltd.	25,400	551,492
	Nice Corp.	30,000	330,132
	Nichias Corp.	366,500	8,566,739
	Nichiban Co. Ltd.	68,100	801,186
#	Nichiden Corp.	92,100	1,717,605
	Nichiha Corp.	152,180	3,057,197
	Nichireki Co. Ltd.	145,400	2,472,679
	Nihon Dengi Co. Ltd.	30,800	1,145,079
#	Nihon Flush Co. Ltd.	116,200	740,626
	Nihon M&A Center Holdings, Inc.	1,499,000	9,010,309
	Nikkiso Co. Ltd.	304,400	2,234,681
	Nikko Co. Ltd.	157,244	819,447
	Nikkon Holdings Co. Ltd.	356,100	7,649,967
	Nippi, Inc.	11,900	497,842
	Nippon Air Conditioning Services Co. Ltd.	187,100	1,099,806
	Nippon Aqua Co. Ltd.	66,100	447,769
	Nippon Carbon Co. Ltd.	56,300	1,710,726
	Nippon Concept Corp.	39,500	468,371
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,115,395
	Nippon Dry-Chemical Co. Ltd.	11,300	219,250
	Nippon Filcon Co. Ltd.	12,900	48,696
	Nippon Hume Corp.	137,300	846,168
#	Nippon Parking Development Co. Ltd.	1,161,400	1,445,935
	Nippon Rietec Co. Ltd.	26,400	231,947
	Nippon Road Co. Ltd.	106,000	1,528,129
	Nippon Seisen Co. Ltd.	14,800	564,327
	Nippon Sharyo Ltd.	37,725	592,672
*	Nippon Sheet Glass Co. Ltd.	496,300	2,048,021
	Nippon Thompson Co. Ltd.	328,000	1,313,463
	Nippon Tungsten Co. Ltd.	13,398	117,438

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nishimatsu Construction Co. Ltd.	190,100	$5,225,659
	Nishi-Nippon Railroad Co. Ltd.	279,500	4,645,845
	Nishio Holdings Co. Ltd.	118,100	3,234,975
	Nissei ASB Machine Co. Ltd.	50,300	1,459,308
	Nissei Plastic Industrial Co. Ltd.	105,100	822,007
	Nisshinbo Holdings, Inc.	813,980	6,718,091
	Nissin Corp.	90,000	1,660,373
	Nisso Holdings Co. Ltd.	79,600	462,069
	Nitta Corp.	115,000	2,976,005
	Nitto Boseki Co. Ltd.	16,000	546,361
	Nitto Kogyo Corp.	152,900	4,160,826
	Nitto Kohki Co. Ltd.	63,100	836,411
	Nitto Seiko Co. Ltd.	164,473	609,958
	Nittoc Construction Co. Ltd.	117,600	932,475
	Nittoku Co. Ltd.	10,500	132,159
#	NJS Co. Ltd.	36,800	689,861
	Noda Corp.	116,900	955,087
#	Nomura Micro Science Co. Ltd.	29,400	2,744,705
	Noritake Co. Ltd.	55,800	2,968,409
	Noritsu Koki Co. Ltd.	111,900	2,527,766
	Noritz Corp.	156,600	1,649,615
#	NS Tool Co. Ltd.	98,900	682,788
	NS United Kaiun Kaisha Ltd.	53,400	1,878,062
	NTN Corp.	2,291,500	4,190,602
	Obara Group, Inc.	68,700	1,868,821
	Ochi Holdings Co. Ltd.	8,900	94,428
	Odawara Engineering Co. Ltd.	4,200	58,138
	Ohba Co. Ltd.	76,500	525,332
	Ohmoto Gumi Co. Ltd.	12,300	205,492
	Oiles Corp.	139,970	2,024,795
	Okabe Co. Ltd.	205,100	1,116,997
	Okada Aiyon Corp.	42,800	800,570
	Okamoto Machine Tool Works Ltd.	24,599	1,018,138
	Okamura Corp.	350,100	5,247,003
	OKUMA Corp.	143,200	6,443,156
	Okumura Corp.	175,580	6,139,922
	Onoken Co. Ltd.	107,500	1,325,437
	Open Up Group, Inc.	173,700	2,690,534
	Organo Corp.	150,600	6,220,249
	Oriental Consultants Holdings Co. Ltd.	6,100	122,663
	Oriental Shiraishi Corp.	739,100	1,850,724
#	Origin Co. Ltd.	24,900	207,388
	OSG Corp.	487,600	6,635,414
*	Outsourcing, Inc.	684,900	7,996,491
	Oyo Corp.	126,400	1,863,593
	Paraca, Inc.	35,900	474,491
*	Park24 Co. Ltd.	543,074	7,096,228
	Parker Corp.	34,000	189,272
	Pasco Corp.	11,200	140,422
	Pasona Group, Inc.	126,600	2,308,688
	Pegasus Co. Ltd.	127,500	385,490
	Penta-Ocean Construction Co. Ltd.	188,900	1,012,120
	People Dreams & Technologies Group Co. Ltd.	23,700	306,108
	Pilot Corp.	132,000	3,686,207
	Prestige International, Inc.	622,200	2,554,853
	Pronexus, Inc.	104,900	921,621
	PS Mitsubishi Construction Co. Ltd.	62,560	401,707
#	Punch Industry Co. Ltd.	19,700	56,761
	Quick Co. Ltd.	77,000	1,367,624

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Raito Kogyo Co. Ltd.	267,000	$3,732,417
	Raiznext Corp.	268,200	2,854,002
# *	Raksul, Inc.	212,700	1,650,573
	Rasa Corp.	63,200	723,909
	Rheon Automatic Machinery Co. Ltd.	98,100	1,024,097
	Rix Corp.	17,300	433,362
	Ryobi Ltd.	123,740	2,281,269
	S LINE GROUP Co. Ltd.	23,800	139,326
	Sakai Heavy Industries Ltd.	22,800	1,077,857
	Sakai Moving Service Co. Ltd.	140,100	2,662,948
*	Sanix, Inc.	13,300	26,869
	Sanki Engineering Co. Ltd.	262,700	3,370,194
	Sanko Gosei Ltd.	118,900	529,582
	Sanko Metal Industrial Co. Ltd.	15,100	514,002
	Sankyo Tateyama, Inc.	139,674	858,560
	Sankyu, Inc.	181,600	6,788,618
	Sansei Technologies, Inc.	60,578	532,677
	Sansha Electric Manufacturing Co. Ltd.	55,300	640,225
	Sanyo Denki Co. Ltd.	51,200	2,128,879
#	Sanyo Electric Railway Co. Ltd.	99,198	1,468,593
	Sanyo Engineering & Construction, Inc.	60,200	367,086
	Sanyo Industries Ltd.	7,000	137,184
	Sanyo Trading Co. Ltd.	138,600	1,234,977
	Sata Construction Co. Ltd.	86,199	385,340
	Sato Holdings Corp.	153,500	2,256,940
	Sato Shoji Corp.	86,800	933,193
	SBS Holdings, Inc.	111,000	1,878,890
	SEC Carbon Ltd.	54,500	951,905
	Seibu Electric & Machinery Co. Ltd.	10,300	107,596
	Seika Corp.	44,500	941,710
#	Seikitokyu Kogyo Co. Ltd.	40,230	516,224
	Sekisui Jushi Corp.	187,200	3,224,308
	Senko Group Holdings Co. Ltd.	674,800	5,275,860
	Senshu Electric Co. Ltd.	73,600	1,871,220
	Shibaura Machine Co. Ltd.	110,900	2,688,763
	Shibusawa Warehouse Co. Ltd.	58,000	1,229,441
	Shibuya Corp.	93,100	1,582,259
	Shima Seiki Manufacturing Ltd.	150,930	1,534,895
	Shimojima Co. Ltd.	48,800	436,899
	Shin Maint Holdings Co. Ltd.	14,600	146,820
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,462,762
	Shinki Bus Co. Ltd.	1,900	44,136
	Shinmaywa Industries Ltd.	339,100	2,814,879
	Shinnihon Corp.	164,700	1,355,245
	Shinsho Corp.	30,000	1,233,076
	Shinwa Co. Ltd.	60,300	1,007,039
	Shinwa Co. Ltd.	24,800	129,731
	SHO-BOND Holdings Co. Ltd.	5,200	231,611
	SIGMAXYZ Holdings, Inc.	200,300	1,877,928
	Sinfonia Technology Co. Ltd.	135,800	2,168,283
	Sinko Industries Ltd.	119,600	2,469,540
	Sintokogio Ltd.	253,400	1,868,754
	SMS Co. Ltd.	276,500	4,993,622
	Soda Nikka Co. Ltd.	105,700	883,673
	Sodick Co. Ltd.	257,500	1,239,265
	Sotetsu Holdings, Inc.	280,500	5,141,038
#	Space Co. Ltd.	93,062	599,422
#	S-Pool, Inc.	353,600	741,771
	Star Micronics Co. Ltd.	207,800	2,479,922

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Studio Alice Co. Ltd.	55,200	$786,580
#	Subaru Enterprise Co. Ltd.	31,500	657,542
	Sugimoto & Co. Ltd.	61,600	947,933
#	Sumiseki Holdings, Inc.	212,700	2,477,890
	Sumitomo Densetsu Co. Ltd.	109,300	2,259,230
	Sumitomo Mitsui Construction Co. Ltd.	821,040	2,302,842
	Sumitomo Warehouse Co. Ltd.	319,400	5,744,161
	Suzumo Machinery Co. Ltd.	4,400	31,840
	SWCC Corp.	157,200	3,236,501
	Tacmina Corp.	14,700	175,976
	Tadano Ltd.	619,100	5,039,774
	Taihei Dengyo Kaisha Ltd.	89,200	2,694,156
	Taiheiyo Kouhatsu, Inc.	37,100	208,281
	Taikisha Ltd.	149,700	4,463,580
	Taisei Oncho Co. Ltd.	14,900	599,648
	Takamatsu Construction Group Co. Ltd.	90,100	1,809,365
	Takamiya Co. Ltd.	144,999	476,967
#	Takano Co. Ltd.	22,000	146,817
	Takaoka Toko Co. Ltd.	59,920	973,267
	Takara & Co. Ltd.	48,355	925,263
	Takara Standard Co. Ltd.	192,400	2,298,794
	Takasago Thermal Engineering Co. Ltd.	245,700	5,677,197
#	Takashima & Co. Ltd.	74,800	680,000
#	Takatori Corp.	4,500	137,586
	Takeuchi Manufacturing Co. Ltd.	204,100	6,977,718
	Takigami Steel Construction Co. Ltd.	5,300	305,436
	Takuma Co. Ltd.	166,600	1,960,264
	Tanabe Engineering Corp.	39,500	386,796
#	Tanseisha Co. Ltd.	230,049	1,314,488
# *	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	851,869
	Techno Ryowa Ltd.	68,690	732,452
	Techno Smart Corp.	46,800	575,866
	TechnoPro Holdings, Inc.	7,700	177,522
	Teikoku Electric Manufacturing Co. Ltd.	103,400	2,059,782
#	Teikoku Sen-I Co. Ltd.	113,000	1,705,035
	Tekken Corp.	83,400	1,228,111
	Terasaki Electric Co. Ltd.	24,300	323,549
	Tess Holdings Co. Ltd.	150,800	468,464
	TKC Corp.	183,400	4,750,578
	Toa Corp.	80,600	2,130,535
	TOA ROAD Corp.	48,100	2,308,957
	Toba, Inc.	9,800	248,277
	Tobishima Corp.	110,670	1,142,054
	Tocalo Co. Ltd.	364,000	3,871,916
	Toda Corp.	767,300	4,837,843
	Toenec Corp.	54,000	1,771,488
	Togami Electric Manufacturing Co. Ltd.	17,800	301,558
	TOKAI Holdings Corp.	626,700	4,225,919
	Tokai Lease Co. Ltd.	1,000	9,039
	Tokyo Energy & Systems, Inc.	115,400	808,041
	Tokyo Keiki, Inc.	71,022	863,556
#	Tokyo Sangyo Co. Ltd.	126,500	640,951
	Tokyu Construction Co. Ltd.	504,700	2,809,373
	Toli Corp.	237,700	551,288
#	Tomoe Corp.	138,700	535,971
	Tomoe Engineering Co. Ltd.	46,400	1,160,437
	Tonami Holdings Co. Ltd.	34,100	1,094,853
#	Torishima Pump Manufacturing Co. Ltd.	110,500	1,891,710
	Totech Corp.	48,100	1,810,337

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Totetsu Kogyo Co. Ltd.	144,700	$2,971,130
	Toukei Computer Co. Ltd.	13,620	328,758
	Toyo Construction Co. Ltd.	492,600	4,340,264
	Toyo Denki Seizo KK	10,350	75,552
*	Toyo Engineering Corp.	181,178	992,112
	Toyo Logistics Co. Ltd.	17,020	177,022
#	Toyo Machinery & Metal Co. Ltd.	96,500	460,770
	Toyo Tanso Co. Ltd.	81,200	2,740,140
	Toyo Wharf & Warehouse Co. Ltd.	23,300	221,686
	Trancom Co. Ltd.	47,200	2,236,835
	Transcosmos, Inc.	112,200	2,342,870
	TRE Holdings Corp.	93,100	789,802
	Trinity Industrial Corp.	36,000	250,348
	Trusco Nakayama Corp.	238,200	4,069,500
	Tsubaki Nakashima Co. Ltd.	240,200	1,230,566
	Tsubakimoto Chain Co.	154,640	4,472,259
	Tsubakimoto Kogyo Co. Ltd.	28,400	1,288,170
	Tsugami Corp.	248,500	2,006,798
	Tsukishima Holdings Co. Ltd.	165,000	1,518,128
	Tsurumi Manufacturing Co. Ltd.	101,700	2,507,610
	TWOSTONE&Sons	5,000	87,943
#	Ueki Corp.	60,800	670,758
	UEX Ltd.	12,000	100,179
	Union Tool Co.	46,900	1,080,133
	Ushio, Inc.	572,300	8,017,493
*	UT Group Co. Ltd.	175,900	2,818,263
*	Visional, Inc.	74,700	4,675,229
	Wakachiku Construction Co. Ltd.	74,800	1,555,141
	Wakita & Co. Ltd.	217,200	2,353,594
	WDB Holdings Co. Ltd.	57,600	907,101
	Weathernews, Inc.	35,600	1,291,258
	Welbe, Inc.	18,800	107,771
	Will Group, Inc.	96,500	790,846
	World Holdings Co. Ltd.	46,000	936,323
	Yahagi Construction Co. Ltd.	172,600	1,714,247
	YAMABIKO Corp.	217,528	2,437,560
	YAMADA Consulting Group Co. Ltd.	50,438	624,095
#	Yamashina Corp.	197,900	111,227
	Yamashin-Filter Corp.	34,400	77,769
	Yamato Corp.	108,400	724,368
	Yamaura Corp.	14,400	161,308
	Yamazen Corp.	338,600	2,895,627
	Yasuda Logistics Corp.	99,100	821,176
	Yokogawa Bridge Holdings Corp.	194,000	3,754,528
	Yondenko Corp.	54,120	1,293,382
	Yuasa Trading Co. Ltd.	99,900	3,328,581
	Yuken Kogyo Co. Ltd.	4,300	67,050
	Yurtec Corp.	257,400	2,033,092
	Yushin Precision Equipment Co. Ltd.	31,700	144,814
	Zaoh Co. Ltd.	25,900	439,563
	Zenitaka Corp.	14,300	438,736
#	Zuiko Corp.	94,600	1,189,369
TOTAL INDUSTRIALS			893,015,142
INFORMATION TECHNOLOGY — (13.5%)
	A&D HOLON Holdings Co. Ltd.	143,900	1,981,175
	Abalance Corp.	12,000	219,944
# *	Access Co. Ltd.	29,900	164,843
	Ad-sol Nissin Corp.	45,308	485,569

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Adtec Plasma Technology Co. Ltd.	25,000	$254,457
#	AGS Corp.	13,000	84,519
	Ai Holdings Corp.	230,500	3,869,412
# *	AI inside, Inc.	2,000	99,112
	Aichi Tokei Denki Co. Ltd.	44,837	871,416
	Aiphone Co. Ltd.	66,800	1,335,341
*	Allied Telesis Holdings KK	191,200	146,019
	Almedio, Inc.	54,600	300,050
	Alpha Systems, Inc.	27,720	583,765
	Alps Alpine Co. Ltd.	980,642	7,277,861
	Amano Corp.	287,300	6,620,720
	Anritsu Corp.	385,899	3,055,794
	AOI Electronics Co. Ltd.	26,700	513,226
	Argo Graphics, Inc.	102,600	3,010,621
	Arisawa Manufacturing Co. Ltd.	207,900	1,581,987
	Asahi Intelligence Service Co. Ltd.	1,300	12,221
#	Atled Corp.	12,000	114,097
	Avant Group Corp.	124,500	1,215,621
	Axell Corp.	8,800	129,752
	Base Co. Ltd.	22,700	502,131
#	baudroie, Inc.	7,100	156,419
	BrainPad, Inc.	76,600	602,467
	Business Brain Showa-Ota, Inc.	41,500	629,685
#	Business Engineering Corp.	10,300	312,436
	CAC Holdings Corp.	75,200	914,760
	Canon Electronics, Inc.	117,500	1,670,623
#	CDS Co. Ltd.	15,500	180,110
#	Celsys, Inc.	180,700	829,421
#	Change Holdings, Inc.	183,200	1,684,743
	Chino Corp.	45,000	731,702
	Citizen Watch Co. Ltd.	1,379,800	8,751,107
	CMK Corp.	261,900	1,345,094
#	Computer Engineering & Consulting Ltd.	162,300	1,798,041
	Computer Institute of Japan Ltd.	227,278	1,189,915
	Comture Corp.	145,700	1,801,683
	Core Concept Technologies, Inc.	7,100	117,482
	Core Corp.	45,800	561,941
	Cresco Ltd.	84,700	1,098,275
#	Cross Cat Co. Ltd.	8,200	66,991
	Cube System, Inc.	60,600	464,774
*	Cyber Security Cloud, Inc.	18,600	310,596
	Cyberlinks Co. Ltd.	26,700	145,354
	Cybozu, Inc.	159,000	2,387,014
	Daishinku Corp.	148,696	918,154
	Daitron Co. Ltd.	55,600	1,127,791
	Daiwabo Holdings Co. Ltd.	556,300	12,096,572
	Dawn Corp.	3,100	43,234
	Densan System Holdings Co. Ltd.	43,600	874,122
	Dentsu Soken, Inc.	5,700	212,814
	Dexerials Corp.	335,200	9,659,952
	Digital Arts, Inc.	70,300	2,409,689
#	Digital Hearts Holdings Co. Ltd.	72,600	504,584
	Digital Information Technologies Corp.	61,700	728,484
	DKK Co. Ltd.	54,400	862,746
#	DKK-Toa Corp.	31,400	202,237
#	Double Standard, Inc.	33,000	364,684
	DTS Corp.	245,400	6,035,721
	Ebase Co. Ltd.	128,900	630,298
	E-Guardian, Inc.	21,708	230,915

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Eizo Corp.	91,900	$3,173,273
	Elecom Co. Ltd.	251,700	2,927,280
	Elematec Corp.	109,742	1,328,797
	Enomoto Co. Ltd.	29,100	316,220
#	Enplas Corp.	37,900	3,079,366
	ESPEC Corp.	111,200	1,893,832
#	Ferrotec Holdings Corp.	251,000	4,840,878
	Fixstars Corp.	130,200	1,489,996
	Focus Systems Corp.	53,700	385,769
#	Forval Corp.	51,100	508,085
	FTGroup Co. Ltd.	51,000	441,409
	Fukui Computer Holdings, Inc.	62,200	1,097,865
	Furuno Electric Co. Ltd.	148,500	2,133,518
#	Furuya Metal Co. Ltd.	18,200	1,129,250
	Future Corp.	273,600	3,247,263
#	Gig Works, Inc.	8,200	36,824
	GL Sciences, Inc.	44,500	866,292
#	Global Security Experts, Inc.	5,400	183,001
	Glosel Co. Ltd.	113,200	573,957
	GMO GlobalSign Holdings KK	24,200	461,781
	GMO internet group, Inc.	259,720	4,680,770
	Hagiwara Electric Holdings Co. Ltd.	46,100	1,586,630
#	Hakuto Co. Ltd.	77,800	3,220,843
#	Headwaters Co. Ltd.	1,500	90,473
*	Hennge KK	13,200	112,287
	Himacs Ltd.	960	9,356
	Hioki EE Corp.	58,800	2,609,302
	Hochiki Corp.	91,500	1,229,414
	Hokuriku Electric Industry Co. Ltd.	21,839	210,857
	Hosiden Corp.	289,700	3,556,241
	Icom, Inc.	54,900	1,383,027
	ID Holdings Corp.	79,450	904,156
	I'll, Inc.	42,200	936,933
	Ines Corp.	123,100	1,302,766
	I-Net Corp.	76,490	1,039,137
	Innotech Corp.	96,100	1,200,040
#	Intelligent Wave, Inc.	46,600	337,908
	Inter Action Corp.	34,200	258,077
	I-PEX, Inc.	69,100	842,373
	Iriso Electronics Co. Ltd.	122,500	2,864,697
#	ISB Corp.	51,700	550,304
*	ITbook Holdings Co. Ltd.	11,400	25,324
	Itfor, Inc.	172,600	1,422,986
*	Iwatsu Electric Co. Ltd.	36,100	179,994
	Japan Aviation Electronics Industry Ltd.	284,400	4,889,573
	Japan Business Systems, Inc.	5,600	60,741
#	Japan Cash Machine Co. Ltd.	128,900	1,317,317
#	Japan Electronic Materials Corp.	60,200	748,150
	Japan Material Co. Ltd.	407,400	6,884,160
	Japan System Techniques Co. Ltd.	35,400	787,894
	Jastec Co. Ltd.	71,600	662,354
	JBCC Holdings, Inc.	87,300	2,255,263
	JFE Systems, Inc.	10,000	273,322
# *	JIG-SAW, Inc.	19,400	679,037
	Justsystems Corp.	175,600	3,668,970
	Kaga Electronics Co. Ltd.	98,800	4,573,452
*	Kaonavi, Inc.	11,600	169,976
	KEL Corp.	27,900	369,748
	Koa Corp.	182,200	1,864,305

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Konica Minolta, Inc.	2,200,700	$6,039,183
	KSK Co. Ltd.	3,000	62,324
	Kyosan Electric Manufacturing Co. Ltd.	214,900	677,488
#	Kyowa Electronic Instruments Co. Ltd.	64,100	189,559
#	LAC Co. Ltd.	89,400	441,991
	Marubun Corp.	106,400	1,223,914
	Maruwa Co. Ltd.	35,100	7,023,012
	Maxell Ltd.	234,000	2,573,662
	MCJ Co. Ltd.	428,700	3,594,821
	Megachips Corp.	91,900	2,967,313
	Meiko Electronics Co. Ltd.	122,000	3,323,004
	Melco Holdings, Inc.	35,600	792,194
	Micronics Japan Co. Ltd.	164,100	4,872,671
	MIMAKI ENGINEERING Co. Ltd.	113,200	705,426
	Mimasu Semiconductor Industry Co. Ltd.	103,481	2,230,267
#	Miraial Co. Ltd.	40,000	401,361
#	Miroku Jyoho Service Co. Ltd.	111,000	1,374,414
	Mitsubishi Research Institute, Inc.	51,500	1,726,266
#	Mitsui High-Tec, Inc.	72,100	3,327,886
	m-up Holdings, Inc.	163,000	1,102,720
	Mutoh Holdings Co. Ltd.	7,400	107,882
	Nagano Keiki Co. Ltd.	82,400	1,264,525
	Naigai Tec Corp.	6,100	108,479
	NCD Co. Ltd./Shinagawa	31,500	306,730
	NEC Networks & System Integration Corp.	244,408	3,946,999
	NET One Systems Co. Ltd.	492,716	8,011,118
	NF Holdings Corp.	11,700	128,487
	Nichicon Corp.	270,800	2,366,746
	Nihon Dempa Kogyo Co. Ltd.	112,400	928,272
	Nihon Denkei Co. Ltd.	43,300	603,200
	Nippon Avionics Co. Ltd.	4,100	250,481
*	Nippon Chemi-Con Corp.	98,500	894,669
	Nippon Electric Glass Co. Ltd.	441,436	9,812,640
#	Nippon Information Development Co. Ltd.	12,600	163,678
	Nippon Kodoshi Corp.	51,600	642,716
	Nippon Signal Company Ltd.	284,800	1,817,105
	Nissha Co. Ltd.	236,100	2,619,116
	Nohmi Bosai Ltd.	140,700	2,124,999
	NPC, Inc.	24,400	106,208
	NSD Co. Ltd.	464,660	8,719,784
	NSW, Inc.	48,600	969,918
	Ohara, Inc.	47,000	379,642
	Oki Electric Industry Co. Ltd.	494,256	3,472,775
#	Optex Group Co. Ltd.	185,100	2,298,768
*	Optim Corp.	86,500	555,144
	Optorun Co. Ltd.	136,300	1,574,954
	Oro Co. Ltd.	39,000	770,114
	Osaki Electric Co. Ltd.	205,040	954,653
	Oval Corp.	35,600	137,109
	PCI Holdings, Inc.	45,300	311,985
	Plus Alpha Consulting Co. Ltd.	98,600	1,718,448
#	Pole To Win Holdings, Inc.	175,897	596,655
	Pro-Ship, Inc.	51,100	492,775
	Restar Holdings Corp.	108,800	2,254,819
	Riken Keiki Co. Ltd.	81,600	4,031,582
	Riso Kagaku Corp.	54,700	1,105,441
	Roland DG Corp.	76,900	2,018,280
	Rorze Corp.	58,300	6,475,236
	RS Technologies Co. Ltd.	66,400	1,289,005

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	RYODEN Corp.	92,900	$1,684,842
	Ryosan Co. Ltd.	106,000	3,492,660
	Saison Information Systems Co. Ltd.	27,400	372,439
#	Sakura Internet, Inc.	103,200	2,512,036
#	Samco, Inc.	27,500	822,202
	Sanken Electric Co. Ltd.	108,800	4,998,617
	Sanshin Electronics Co. Ltd.	70,900	1,163,408
	Santec Holdings Corp.	15,900	386,355
	Satori Electric Co. Ltd.	69,680	1,146,343
	Saxa Holdings, Inc.	21,300	406,156
	SB Technology Corp.	62,000	1,044,056
	Seikoh Giken Co. Ltd.	23,900	240,194
#	SEMITEC Corp.	32,000	395,719
	Shibaura Electronics Co. Ltd.	42,300	1,570,831
#	Shibaura Mechatronics Corp.	58,400	2,766,363
#	Shikino High-Tech Co. Ltd.	2,300	39,955
#	Shindengen Electric Manufacturing Co. Ltd.	43,000	917,530
	Shinko Shoji Co. Ltd.	231,100	1,949,578
#	Shizuki Electric Co., Inc.	105,000	318,031
	Showa Shinku Co. Ltd.	24,400	242,643
	Sigma Koki Co. Ltd.	25,600	259,036
	Siix Corp.	175,700	1,857,914
*	Simplex Holdings, Inc.	82,100	1,496,394
	SK-Electronics Co. Ltd.	44,900	1,240,146
# *	Smaregi, Inc.	17,500	276,959
	SMK Corp.	26,049	441,865
	Softcreate Holdings Corp.	96,400	1,134,336
	Soliton Systems KK	54,100	520,500
	Solxyz Co. Ltd.	29,700	82,434
	SRA Holdings	69,900	1,796,713
	Startia Holdings, Inc.	20,000	202,124
#	Sumida Corp.	132,049	1,022,780
# *	Sun*, Inc.	15,900	104,047
	Sun-Wa Technos Corp.	75,500	1,194,762
	Suzuden Corp.	8,600	140,862
	Suzuki Co. Ltd.	65,977	544,720
	System D, Inc.	1,100	9,678
	System Research Co. Ltd.	30,800	623,064
	System Support, Inc.	26,800	357,060
	Systems Engineering Consultants Co. Ltd.	7,700	284,791
	Systena Corp.	1,529,500	3,091,557
#	T&S, Inc.	6,200	95,192
	Tachibana Eletech Co. Ltd.	101,760	2,145,548
	TAKEBISHI Corp.	52,200	741,970
	Tamura Corp.	423,400	1,519,195
#	Tazmo Co. Ltd.	47,200	1,052,061
#	TDC Soft, Inc.	93,400	1,444,518
	TechMatrix Corp.	237,900	2,541,303
# *	Techno Horizon Co. Ltd.	9,700	33,429
	Tecnos Japan, Inc.	46,100	200,181
	Teikoku Tsushin Kogyo Co. Ltd.	41,000	550,301
#	Tera Probe, Inc.	9,700	464,407
#	TESEC Corp.	22,600	362,668
#	Toho System Science Co. Ltd.	4,050	35,444
	Tokyo Electron Device Ltd.	103,700	4,108,702
	Tokyo Seimitsu Co. Ltd.	123,100	7,973,641
#	Tomen Devices Corp.	17,800	649,301
	Topcon Corp.	617,300	7,091,936
#	Torex Semiconductor Ltd.	52,900	622,216

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Toshiba TEC Corp.	135,400	$2,808,953
	Towa Corp.	119,700	6,175,330
	Toyo Corp.	149,600	1,464,018
#	Tri Chemical Laboratories, Inc.	92,500	2,281,108
	Tsuzuki Denki Co. Ltd.	45,800	741,458
	Ubicom Holdings, Inc.	12,600	127,814
	Uchida Yoko Co. Ltd.	46,400	2,396,752
	ULS Group, Inc.	13,800	383,211
	Ulvac, Inc.	54,100	2,647,840
	UNITED, Inc.	50,500	318,119
	User Local, Inc.	18,000	248,098
#	V Technology Co. Ltd.	48,800	897,203
	Wacom Co. Ltd.	30,700	141,476
#	WILLs, Inc.	34,200	161,679
*	WingArc1st, Inc.	53,800	1,023,479
	Yamaichi Electronics Co. Ltd.	130,100	1,864,129
	Yashima Denki Co. Ltd.	119,500	1,092,862
#	YE DIGITAL Corp.	24,600	123,461
	Yokowo Co. Ltd.	98,275	956,274
TOTAL INFORMATION TECHNOLOGY			410,572,686
MATERIALS — (12.8%)
	Achilles Corp.	68,700	733,284
	ADEKA Corp.	494,500	9,675,730
	Agro-Kanesho Co. Ltd.	2,300	21,400
	Aica Kogyo Co. Ltd.	203,100	4,706,025
	Aichi Steel Corp.	62,265	1,431,979
	Arakawa Chemical Industries Ltd.	93,900	695,806
	Araya Industrial Co. Ltd.	12,200	252,104
	ARE Holdings, Inc.	453,000	6,307,848
	Artience Co. Ltd.	214,900	4,021,138
	Asahi Printing Co. Ltd.	25,700	163,881
	Asahi Yukizai Corp.	84,300	2,345,176
	Asahipen Corp.	2,100	26,260
	Asia Pile Holdings Corp.	187,730	1,007,446
	C Uyemura & Co. Ltd.	64,100	4,864,212
	Carlit Holdings Co. Ltd.	122,213	801,582
	Chubu Steel Plate Co. Ltd.	9,600	162,794
#	Chuetsu Pulp & Paper Co. Ltd.	32,800	443,137
	Chugoku Marine Paints Ltd.	183,100	2,329,180
	CI Takiron Corp.	281,800	1,243,640
	CK-San-Etsu Co. Ltd.	23,100	614,858
	Dai Nippon Toryo Co. Ltd.	118,200	930,826
	Daido Steel Co. Ltd.	756,500	7,883,006
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,100	710,275
	Daiki Aluminium Industry Co. Ltd.	156,900	1,328,862
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,000	1,413,022
#	Daio Paper Corp.	363,500	2,737,967
#	Denka Co. Ltd.	318,300	5,550,585
#	DIC Corp.	329,100	6,211,195
	DKS Co. Ltd.	41,115	703,213
	Dowa Holdings Co. Ltd.	181,000	6,312,434
	Dynapac Co. Ltd.	8,500	87,724
	FP Corp.	117,797	2,282,165
	Fuji Seal International, Inc.	245,028	2,889,565
	Fujikura Kasei Co. Ltd.	132,400	410,589
	Fujimi, Inc.	264,700	5,304,539
	Fujimori Kogyo Co. Ltd.	98,500	2,720,462
	Fuso Chemical Co. Ltd.	112,800	3,176,445

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Godo Steel Ltd.	49,900	$1,745,329
	Gun-Ei Chemical Industry Co. Ltd.	25,700	641,601
#	Hakudo Co. Ltd.	41,600	696,851
#	Harima Chemicals Group, Inc.	68,700	406,213
	Hodogaya Chemical Co. Ltd.	34,401	850,471
	Hokkan Holdings Ltd.	53,741	637,465
	Hokko Chemical Industry Co. Ltd.	115,300	791,597
#	Hokuetsu Corp.	754,699	7,135,231
#	Ise Chemicals Corp.	10,400	570,849
	Ishihara Chemical Co. Ltd.	72,000	958,287
	Ishihara Sangyo Kaisha Ltd.	174,050	1,859,882
	Ishizuka Glass Co. Ltd.	10,200	254,866
	Japan Pure Chemical Co. Ltd.	500	8,927
	JCU Corp.	124,200	3,134,373
	JSP Corp.	79,400	1,049,798
	Kaneka Corp.	193,400	4,702,990
	Kanto Denka Kogyo Co. Ltd.	249,700	1,494,448
	Katakura & Co.-op Agri Corp.	8,700	66,155
	KeePer Technical Laboratory Co. Ltd.	83,000	3,662,882
#	KEIWA, Inc.	47,200	447,337
	KH Neochem Co. Ltd.	190,142	2,963,108
#	Kimoto Co. Ltd.	172,900	252,772
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,086,783
	Kohsoku Corp.	70,200	1,085,980
	Konishi Co. Ltd.	330,800	3,167,954
	Konoshima Chemical Co. Ltd.	37,500	374,204
	Krosaki Harima Corp.	29,000	2,421,685
	Kumiai Chemical Industry Co. Ltd.	311,187	1,784,442
	Kunimine Industries Co. Ltd.	35,000	241,715
	Kureha Corp.	263,550	5,044,929
	Kurimoto Ltd.	59,000	1,441,617
	Kuriyama Holdings Corp.	78,000	509,175
	Kyoei Steel Ltd.	131,200	1,885,832
	Kyowa Leather Cloth Co. Ltd.	72,700	399,240
	Lintec Corp.	240,500	4,554,780
	Maeda Kosen Co. Ltd.	116,000	2,528,761
	Maruichi Steel Tube Ltd.	224,300	5,715,062
#	MEC Co. Ltd.	92,900	2,810,823
	Mitani Sekisan Co. Ltd.	66,000	2,267,677
	Mitsubishi Materials Corp.	477,800	8,747,319
#	Mitsubishi Paper Mills Ltd.	172,200	715,649
	Mitsubishi Steel Manufacturing Co. Ltd.	57,000	633,239
	Mitsui Mining & Smelting Co. Ltd.	329,400	10,183,494
	MORESCO Corp.	22,600	223,367
	Moriroku Holdings Co. Ltd.	13,500	255,823
	Mory Industries, Inc.	33,200	1,073,307
	Nakayama Steel Works Ltd.	116,200	689,549
	Nasu Denki Tekko Co. Ltd.	3,000	185,457
	Neturen Co. Ltd.	200,900	1,438,672
# *	New Japan Chemical Co. Ltd.	103,900	138,857
	Nicca Chemical Co. Ltd.	45,700	280,541
	Nichia Steel Works Ltd.	24,800	55,878
	Nihon Kagaku Sangyo Co. Ltd.	79,800	740,866
	Nihon Nohyaku Co. Ltd.	184,500	861,073
	Nihon Parkerizing Co. Ltd.	513,400	4,077,899
# *	Nihon Yamamura Glass Co. Ltd.	54,200	529,914
	Nippon Carbide Industries Co., Inc.	46,200	476,015
	Nippon Chemical Industrial Co. Ltd.	44,700	595,077
	Nippon Concrete Industries Co. Ltd.	240,017	766,819

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Nippon Denko Co. Ltd.	561,614	$1,102,636
#	Nippon Fine Chemical Co. Ltd.	81,000	1,597,981
	Nippon Kayaku Co. Ltd.	597,600	5,334,957
	Nippon Light Metal Holdings Co. Ltd.	339,890	4,188,079
*	Nippon Paper Industries Co. Ltd.	517,800	4,799,590
	Nippon Pillar Packing Co. Ltd.	108,800	3,577,486
	Nippon Shokubai Co. Ltd.	105,400	3,965,157
	Nippon Soda Co. Ltd.	136,200	5,257,560
#	Nippon Yakin Kogyo Co. Ltd.	73,349	2,362,249
#	Nitta Gelatin, Inc.	72,500	380,251
	Nittetsu Mining Co. Ltd.	65,900	2,348,747
	Nozawa Corp.	47,500	309,204
#	Oat Agrio Co. Ltd.	49,200	645,602
	Okamoto Industries, Inc.	69,300	2,348,162
	Okura Industrial Co. Ltd.	44,300	856,305
	Osaka Organic Chemical Industry Ltd.	90,943	1,808,942
#	Osaka Soda Co. Ltd.	77,899	5,468,546
#	Osaka Steel Co. Ltd.	79,300	1,234,967
#	OSAKA Titanium Technologies Co. Ltd.	157,200	2,973,646
# *	Pacific Metals Co. Ltd.	86,841	836,804
#	Pack Corp.	87,200	2,007,271
#	Rasa Industries Ltd.	43,000	671,630
	Rengo Co. Ltd.	929,200	6,025,916
	Riken Technos Corp.	231,800	1,360,501
	Sakai Chemical Industry Co. Ltd.	85,243	1,103,553
#	Sakata INX Corp.	243,000	2,344,528
	Sanyo Chemical Industries Ltd.	72,100	2,107,282
	Sanyo Special Steel Co. Ltd.	115,660	1,986,652
	Sekisui Kasei Co. Ltd.	135,082	461,571
	Shikoku Kasei Holdings Corp.	224,500	2,775,977
	Shinagawa Refractories Co. Ltd.	161,000	2,187,176
	Shin-Etsu Polymer Co. Ltd.	262,800	2,890,844
	SK Kaken Co. Ltd.	6,700	330,812
	Soken Chemical & Engineering Co. Ltd.	46,700	896,664
	Stella Chemifa Corp.	57,100	1,247,137
	Sumitomo Bakelite Co. Ltd.	127,000	6,311,585
	Sumitomo Osaka Cement Co. Ltd.	196,699	4,955,295
	Sumitomo Seika Chemicals Co. Ltd.	50,200	1,779,025
	T Hasegawa Co. Ltd.	120,700	2,708,574
	T&K Toka Co. Ltd.	123,200	1,173,522
	Taiheiyo Cement Corp.	435,291	8,959,289
	Taisei Lamick Co. Ltd.	36,900	745,149
	Taiyo Holdings Co. Ltd.	221,700	4,884,893
	Takasago International Corp.	82,700	1,975,034
	Takemoto Yohki Co. Ltd.	35,900	192,429
#	Taki Chemical Co. Ltd.	2,600	55,662
# *	Tanaka Chemical Corp.	13,400	76,185
#	Taoka Chemical Co. Ltd.	15,100	78,471
	Tayca Corp.	89,617	845,341
	Teijin Ltd.	825,188	7,591,220
	Tenma Corp.	111,300	1,713,638
	Toagosei Co. Ltd.	666,600	6,380,511
	Toho Acetylene Co. Ltd.	63,500	163,150
	Toho Chemical Industry Co. Ltd.	47,000	164,558
#	Toho Titanium Co. Ltd.	182,800	2,431,512
#	Toho Zinc Co. Ltd.	81,499	632,156
	Tohoku Steel Co. Ltd.	16,300	193,451
	Tokai Carbon Co. Ltd.	1,060,400	7,457,653
	Tokushu Tokai Paper Co. Ltd.	52,258	1,394,707

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Tokuyama Corp.	354,797	$5,687,062
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	207,368
	Tokyo Rope Manufacturing Co. Ltd.	46,000	432,345
	Tokyo Steel Manufacturing Co. Ltd.	469,100	5,665,837
	Tokyo Tekko Co. Ltd.	52,900	1,852,513
	Tomoku Co. Ltd.	70,600	1,152,144
	Topy Industries Ltd.	76,800	1,506,485
#	Toyo Gosei Co. Ltd.	29,500	1,726,103
	Toyobo Co. Ltd.	469,900	3,526,804
	TYK Corp.	108,200	369,058
	UACJ Corp.	189,241	5,227,078
	UBE Corp.	581,000	9,659,422
#	Ultrafabrics Holdings Co. Ltd.	12,900	116,176
	Valqua Ltd.	103,799	3,156,323
	Vertex Corp.	126,294	1,520,015
	Wavelock Holdings Co. Ltd.	28,300	130,212
#	Wood One Co. Ltd.	8,797	60,923
# *	W-Scope Corp.	123,500	638,009
	Yodogawa Steel Works Ltd.	133,400	3,513,328
	Yotai Refractories Co. Ltd.	115,400	1,138,958
	Yushiro Chemical Industry Co. Ltd.	54,300	696,452
	Zeon Corp.	240,899	2,185,537
TOTAL MATERIALS			389,646,807
REAL ESTATE — (1.5%)
	AD Works Group Co. Ltd.	47,879	76,289
	Airport Facilities Co. Ltd.	143,970	604,942
#	Anabuki Kosan, Inc.	16,400	239,795
	Aoyama Zaisan Networks Co. Ltd.	95,100	666,795
	Apaman Co. Ltd.	75,900	237,000
	Arealink Co. Ltd.	47,573	826,081
	AZOOM Co. Ltd.	1,600	72,040
	B-Lot Co. Ltd.	33,900	246,825
	Cosmos Initia Co. Ltd.	46,100	244,492
	CRE, Inc.	38,300	369,826
	Dear Life Co. Ltd.	150,100	1,033,430
#	Goldcrest Co. Ltd.	89,770	1,431,667
#	Grandy House Corp.	95,600	437,403
	Heiwa Real Estate Co. Ltd.	124,100	3,280,999
	Ichigo, Inc.	161,700	431,057
	JALCO Holdings, Inc.	74,100	164,494
#	Japan Property Management Center Co. Ltd.	79,300	626,573
#	JINUSHI Co. Ltd.	77,900	1,230,028
	JSB Co. Ltd.	50,800	908,875
#	Katitas Co. Ltd.	258,200	3,210,094
	Keihanshin Building Co. Ltd.	197,400	1,994,756
	LA Holdings Co. Ltd.	12,200	407,486
*	Leopalace21 Corp.	1,048,500	2,932,898
	Loadstar Capital KK	22,800	304,396
	Mirarth Holdings, Inc.	523,500	1,754,186
	Mugen Estate Co. Ltd.	54,600	433,744
	Nisshin Group Holdings Co. Ltd.	196,700	698,865
	Raysum Co. Ltd.	21,248	523,399
	Relo Group, Inc.	423,656	4,252,545
	SAMTY Co. Ltd.	155,850	2,655,467
	Sankyo Frontier Co. Ltd.	23,700	678,880
	Sansei Landic Co. Ltd.	3,100	22,004
# *	SRE Holdings Corp.	38,800	875,635
	Star Mica Holdings Co. Ltd.	144,400	588,126

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Starts Corp., Inc.	200,400	$4,110,965
	Sun Frontier Fudousan Co. Ltd.	173,400	2,073,734
	Sunnexta Group, Inc.	11,100	72,467
#	Tasuki Corp.	7,200	69,312
#	Tenpo Innovation Co. Ltd.	3,100	21,146
# *	TKP Corp.	49,700	563,729
	TOC Co. Ltd.	284,250	1,362,032
#	Tokyo Theatres Co., Inc.	47,099	363,001
	Tosei Corp.	178,200	2,573,288
	Urbanet Corp. Co. Ltd.	92,700	256,947
TOTAL REAL ESTATE			45,927,713
UTILITIES — (1.5%)
	EF-ON, Inc.	72,920	227,288
#	eRex Co. Ltd.	156,800	872,068
	Hiroshima Gas Co. Ltd.	317,200	851,339
	Hokkaido Electric Power Co., Inc.	971,300	4,333,516
	Hokkaido Gas Co. Ltd.	92,600	1,484,871
# *	Hokuriku Electric Power Co.	989,500	4,838,407
#	Hokuriku Gas Co. Ltd.	10,100	248,448
#	K&O Energy Group, Inc.	84,600	1,292,430
#	Kasumigaseki Capital Co. Ltd.	10,400	881,384
	Nippon Gas Co. Ltd.	655,600	10,155,670
	Okinawa Electric Power Co., Inc.	250,916	1,988,533
# *	Renewable Japan Co. Ltd.	12,900	111,246
*	RENOVA, Inc.	214,500	1,842,886
	Saibu Gas Holdings Co. Ltd.	151,600	1,987,774
	Shikoku Electric Power Co., Inc.	776,800	5,492,590
	Shizuoka Gas Co. Ltd.	315,000	2,152,004
	Toell Co. Ltd.	54,200	299,757
	Toho Gas Co. Ltd.	243,400	4,889,880
#	West Holdings Corp.	126,603	2,912,022
TOTAL UTILITIES			46,862,113
TOTAL COMMON STOCKS			2,992,879,024
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*	Japan Investment Adviser Co. Ltd. Rights 03/08/2024	68,200	243,737
TOTAL INVESTMENT SECURITIES (Cost $2,632,441,679)			2,993,122,761

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	4,531,353	52,418,691
TOTAL INVESTMENTS — (100.0%)
(Cost $2,684,859,229)^^			$3,045,541,452

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Japanese Small Company Series
CONTINUED
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$61,665,787	—	$61,665,787
Consumer Discretionary	—	452,866,772	—	452,866,772
Consumer Staples	—	239,081,142	—	239,081,142
Energy	—	25,104,520	—	25,104,520
Financials	—	271,422,026	—	271,422,026
Health Care	—	156,714,316	—	156,714,316
Industrials	—	893,015,142	—	893,015,142
Information Technology	—	410,572,686	—	410,572,686
Materials	—	389,646,807	—	389,646,807
Real Estate	—	45,927,713	—	45,927,713
Utilities	—	46,862,113	—	46,862,113
Rights/Warrants
Financials	—	243,737	—	243,737
Securities Lending Collateral	—	52,418,691	—	52,418,691
TOTAL	—	$3,045,541,452	—	$3,045,541,452

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.3%)
AUSTRALIA — (68.1%)
# *	29Metals Ltd.	554,459	$122,061
*	3P Learning Ltd.	93,233	73,276
# *	4DMedical Ltd.	44,717	17,047
	4DMedical Ltd.	6,529	2,506
	A2B Australia Ltd.	511,111	478,921
	Accent Group Ltd.	2,364,473	3,106,444
* ††	ACN Ltd.	1,687	0
	Acrow Ltd.	503,967	348,599
#	Adairs Ltd.	913,638	1,011,453
*	Adbri Ltd.	2,268,700	4,512,688
*	Ainsworth Game Technology Ltd.	557,129	494,782
# *	Alcidion Group Ltd.	643,486	23,830
*	Alkane Resources Ltd.	2,714,831	1,011,321
*	Alliance Aviation Services Ltd.	423,816	928,036
# *	Alligator Energy Ltd.	8,107,416	397,931
# *	Altech Batteries Ltd.	174,277	6,277
	Altium Ltd.	99,310	3,190,414
*	Alumina Ltd.	9,038,565	6,799,835
# *	AMA Group Ltd.	10,669,904	493,716
	AMP Ltd.	16,162,745	9,802,215
	Ansell Ltd.	672,678	10,579,760
*	Antipa Minerals Ltd.	3,268,084	32,165
#	APM Human Services International Ltd.	80,377	38,799
# *	Appen Ltd.	1,224,295	256,999
# *	Arafura Rare Earths Ltd.	11,847,717	996,141
	ARB Corp. Ltd.	511,012	11,170,899
# *	Archer Materials Ltd.	514,440	104,136
*	Ardea Resources Ltd.	232,320	63,896
# *	Argosy Minerals Ltd.	2,371,384	153,389
#	ARN Media Ltd.	2,190,777	1,429,878
*	Aroa Biosurgery Ltd.	265,147	100,643
#	Articore Group Ltd.	1,256,028	444,603
	AUB Group Ltd.	622,333	12,384,492
*	Audinate Group Ltd.	229,401	2,469,676
# *	Aura Energy Ltd.	259,286	48,056
# *	Aurelia Metals Ltd.	9,736,172	729,928
# *	Aussie Broadband Ltd.	960,575	2,404,900
	Austal Ltd.	1,884,395	2,499,903
# *	Austin Engineering Ltd.	845,694	217,586
*	Australian Agricultural Co. Ltd.	2,095,546	2,001,412
#	Australian Clinical Labs Ltd.	806,330	1,581,757
	Australian Ethical Investment Ltd.	397,482	1,398,902
#	Australian Finance Group Ltd.	1,690,583	1,788,463
# *	Australian Strategic Materials Ltd.	508,382	345,479
# *	Australian Vanadium Ltd.	16,823,179	232,072
# *	Australian Vintage Ltd.	2,444,948	599,516
	Auswide Bank Ltd.	192,735	651,939
#	AVJennings Ltd.	7,298,697	1,529,396
# * ††	AVZ Minerals Ltd.	263,719	27,651
*	Azure Minerals Ltd.	14,528	34,565
#	Baby Bunting Group Ltd.	696,057	719,873
#	Bank of Queensland Ltd.	3,503,111	13,753,072
*	Bannerman Energy Ltd.	95,393	223,955
	Bapcor Ltd.	2,013,984	7,372,206
	Base Resources Ltd.	2,267,930	237,243

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	BCI Minerals Ltd.	2,716,101	$487,490
	Beach Energy Ltd.	8,733,067	9,371,773
#	Beacon Lighting Group Ltd.	478,014	743,044
	Beacon Minerals Ltd.	2,446,902	40,176
	Bega Cheese Ltd.	1,544,663	3,764,477
#	Bell Financial Group Ltd.	734,391	630,362
# *	Bellevue Gold Ltd.	8,680,965	7,509,200
	Bendigo & Adelaide Bank Ltd.	20,951	133,855
*	Berkeley Energia Ltd.	37,692	8,679
# *	Betmakers Technology Group Ltd.	2,293,199	149,768
# *	Bigtincan Holdings Ltd.	1,377,352	187,960
*	Black Cat Syndicate Ltd.	80,356	13,142
# *	Black Rock Mining Ltd.	2,703,893	109,807
*	Boral Ltd.	1,451,024	5,000,845
*	Boss Energy Ltd.	2,720,808	9,844,997
*	Botanix Pharmaceuticals Ltd.	220,516	24,557
# *	Bravura Solutions Ltd.	2,660,731	1,427,960
	Breville Group Ltd.	613,229	10,837,504
	Brickworks Ltd.	380,798	7,268,703
# *	Bubs Australia Ltd.	1,112,690	82,974
# * ††	BWX Ltd.	744,883	18,326
*	Byron Energy Ltd.	275,427	17,311
# *	Calidus Resources Ltd.	1,056,671	135,056
	Calima Energy Ltd.	1,950,890	133,659
*	Calix Ltd.	11,872	13,041
#	Capitol Health Ltd.	5,647,083	941,389
	Capral Ltd.	70,843	459,507
*	Capricorn Metals Ltd.	2,326,307	6,935,547
# *	Carnarvon Energy Ltd.	9,573,458	1,256,491
#	Cash Converters International Ltd.	2,674,589	395,277
# *	Catapult Group International Ltd.	510,098	430,664
	Cedar Woods Properties Ltd.	384,889	1,220,569
*	Centrebet International Ltd.	81,336	0
*	Cettire Ltd.	172,500	350,837
	Challenger Ltd.	1,902,727	8,071,711
	Champion Iron Ltd.	1,874,132	10,281,546
	Chrysos Corp. Ltd.	2,087	9,173
# *	City Chic Collective Ltd.	1,254,668	454,427
*	Clean Seas Seafood Ltd.	247,494	43,753
	ClearView Wealth Ltd.	156,351	61,337
#	Clinuvel Pharmaceuticals Ltd.	230,037	2,353,292
	Clover Corp. Ltd.	788,775	416,925
#	Coast Entertainment Holdings Ltd.	2,196,968	666,461
# *	Cobalt Blue Holdings Ltd.	650,479	61,878
	Cobram Estate Olives Ltd.	13,612	14,575
	Codan Ltd.	810,546	4,284,374
#	COG Financial Services Ltd.	11,590	10,565
# *	Cogstate Ltd.	285,806	234,485
	Collins Foods Ltd.	696,614	5,461,383
*	Comet Ridge Ltd.	2,118,707	282,908
# *	Cooper Energy Ltd.	16,525,904	1,400,394
# *	Core Lithium Ltd.	2,708,158	340,131
Ω	Coronado Global Resources, Inc., CDI	1,052,773	1,119,810
	Corporate Travel Management Ltd.	706,323	9,343,324
#	Costa Group Holdings Ltd.	2,778,963	5,781,899
	Credit Corp. Group Ltd.	403,803	4,489,148
	CSR Ltd.	3,025,097	13,621,915
	Dalrymple Bay Infrastructure Ltd.	96,372	175,434
	Data#3 Ltd.	1,167,081	7,422,158

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	De Grey Mining Ltd.	8,637,200	$6,873,341
# *	Deep Yellow Ltd.	1,950,519	1,842,145
	Deterra Royalties Ltd.	1,030,606	3,711,669
*	Develop Global Ltd.	13,508	21,197
	Dicker Data Ltd.	444,952	3,273,419
	Domain Holdings Australia Ltd.	1,612,485	3,499,003
	Domino's Pizza Enterprises Ltd.	310,868	7,995,971
	Downer EDI Ltd.	4,102,725	11,173,564
# *	Dreadnought Resources Ltd.	5,603,062	76,164
#	Dropsuite Ltd.	52,173	9,875
	DUG Technology Ltd.	10,669	14,145
	Duratec Ltd.	155,260	140,695
	Eagers Automotive Ltd.	877,469	8,091,134
*	Earlypay Ltd.	440,857	72,224
# *	Ecograf Ltd.	1,581,731	135,710
	Elanor Investor Group	332,641	286,395
	Elders Ltd.	960,921	5,613,532
# *	Electro Optic Systems Holdings Ltd.	80,313	61,695
# *	Elevate Uranium Ltd.	172,343	67,328
*	Elixir Energy Ltd.	2,250,692	113,905
	Emeco Holdings Ltd.	1,804,089	742,009
*	Emerald Resources NL	1,902,471	4,135,061
# *	EML Payments Ltd.	2,093,562	1,212,402
*	Energy Transition Minerals Ltd.	1,881,748	45,627
	Enero Group Ltd.	285,776	311,202
# *	EnviroSuite Ltd.	1,131,191	66,801
	EQT Holdings Ltd.	180,608	3,254,793
	Eureka Group Holdings Ltd.	37,142	11,302
# *	European Lithium Ltd.	3,882,196	216,388
	Euroz Hartleys Group Ltd.	329,402	189,787
	EVT Ltd.	623,546	5,086,732
*	Experience Co. Ltd.	102,579	12,775
	Fenix Resources Ltd.	819,300	142,127
*	Finbar Group Ltd.	337,695	155,674
# * ††	Firefinch Ltd.	1,569,275	38,607
*	FleetPartners Group Ltd.	1,881,675	3,757,466
	Fleetwood Ltd.	570,779	648,855
#	Flight Centre Travel Group Ltd.	991,677	13,700,896
# *	Frontier Digital Ventures Ltd.	1,085,135	332,764
	G8 Education Ltd.	4,311,845	2,985,238
# *	Galan Lithium Ltd.	1,727,819	487,879
# *	Genetic Signatures Ltd.	197,143	61,807
	Genetic Signatures Ltd.	25,770	8,115
# *	Genex Power Ltd.	1,098,842	126,186
	Gold Road Resources Ltd.	7,784,314	7,691,272
	GR Engineering Services Ltd.	321,910	504,967
	GrainCorp Ltd., Class A	1,353,547	7,111,389
	Grange Resources Ltd.	3,343,783	1,031,828
	GUD Holdings Ltd.	1,021,707	8,109,894
	GWA Group Ltd.	1,285,728	1,913,243
	Hansen Technologies Ltd.	1,184,216	3,978,306
#	Harvey Norman Holdings Ltd.	2,772,398	7,967,340
# *	Hastings Technology Metals Ltd.	50,199	19,330
# *	Healius Ltd.	4,269,945	3,841,464
	Helia Group Ltd.	2,432,299	7,821,306
*	Helios Energy Ltd.	817,342	31,599
#	Helloworld Travel Ltd.	51,370	81,700
# *	Highfield Resources Ltd.	535,052	104,795
*	Hillgrove Resources Ltd.	862,845	42,247

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Horizon Oil Ltd.	2,497,765	$243,585
*	Hot Chili Ltd.	169,686	113,841
	HUB24 Ltd.	477,073	11,528,944
#	Humm Group Ltd.	2,572,069	1,126,936
	Iluka Resources Ltd.	1,617,192	7,553,227
*	Image Resources NL	616,817	25,068
	Imdex Ltd.	3,102,837	3,423,469
# *	Immutep Ltd.	3,059,682	694,563
# *	Immutep Ltd., Sponsored ADR	7,245	15,722
*	ImpediMed Ltd.	267,755	19,229
# *	Imugene Ltd.	4,371,449	283,046
	Incitec Pivot Ltd.	260,168	454,352
	Infomedia Ltd.	3,020,161	2,807,094
	Inghams Group Ltd.	2,665,743	7,459,549
	Insignia Financial Ltd.	3,140,661	4,360,932
#	Integral Diagnostics Ltd.	1,242,646	1,607,284
*	Integrated Research Ltd.	232,428	47,217
*	Investigator Resources Ltd.	378,908	9,430
# *	ioneer Ltd.	8,674,581	674,686
	IPD Group Ltd.	101,800	323,658
	IPH Ltd.	1,423,973	6,336,732
	IRESS Ltd.	1,170,984	6,217,217
	IVE Group Ltd.	740,279	1,052,042
	JB Hi-Fi Ltd.	140,642	5,232,228
	Johns Lyng Group Ltd.	1,300,736	5,741,069
	Jumbo Interactive Ltd.	208,843	2,141,576
	Jupiter Mines Ltd.	5,809,198	700,668
*	Karoon Energy Ltd.	5,017,969	6,313,452
	Kelly Partners Group Holdings Ltd.	3,572	12,622
	Kelsian Group Ltd.	914,877	4,255,099
# *	Kogan.com Ltd.	454,627	1,703,135
# *	Lark Distilling Co. Ltd.	53,414	44,741
	Lendlease Corp. Ltd.	1,763,330	8,464,833
* ††	Leo Lithium Ltd.	726,998	180,763
# *	Lepidico Ltd.	2,895,993	11,494
	Liberty Financial Group Ltd.	4,470	12,165
	Lifestyle Communities Ltd.	588,015	6,842,943
	Lindsay Australia Ltd.	320,717	227,958
	Link Administration Holdings Ltd.	2,909,717	4,122,675
*	Li-S Energy Ltd.	3,944	386
	Lovisa Holdings Ltd.	404,882	6,023,628
*	Lucapa Diamond Co. Ltd.	2,137,140	42,195
	Lycopodium Ltd.	78,543	619,081
#	MA Financial Group Ltd.	494,468	1,884,142
#	Maas Group Holdings Ltd.	87,097	230,176
# *	Mach7 Technologies Ltd.	42,643	19,586
	Macmahon Holdings Ltd.	5,977,758	682,691
*	Macquarie Technology Group Ltd.	28,956	1,350,005
#	Mader Group Ltd.	97,209	410,653
	Magellan Financial Group Ltd.	860,415	5,043,224
††	Mallee Resources Ltd.	49,485	2,597
	MaxiPARTS Ltd.	102,620	162,920
# *	Mayne Pharma Group Ltd.	379,775	1,301,618
	McMillan Shakespeare Ltd.	544,280	6,128,824
#	McPherson's Ltd.	653,702	246,234
# *	Medical Developments International Ltd.	167,262	95,120
*	Megaport Ltd.	304,326	2,485,189
# *	Melbana Energy Ltd.	1,489,820	64,116
# *	Mesoblast Ltd.	3,561,708	613,071

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
# *	Metals X Ltd.	3,110,795	$596,927
	Metcash Ltd.	5,197,975	12,330,443
#	Michael Hill International Ltd.	1,522,713	828,666
# *	Micro-X Ltd.	261,656	20,667
*	MMA Offshore Ltd.	1,683,892	2,282,373
	Monadelphous Group Ltd.	590,540	5,292,202
	Monash IVF Group Ltd.	2,171,758	2,041,288
*	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	139,664
*	Mount Gibson Iron Ltd.	3,530,297	1,219,301
	Myer Holdings Ltd.	3,710,235	1,641,920
	MyState Ltd.	642,171	1,393,775
*	Nanosonics Ltd.	1,532,733	2,941,305
	Navigator Global Investments Ltd.	1,444,965	1,305,581
# *	Neometals Ltd.	1,640,466	153,762
	Netwealth Group Ltd.	798,551	8,673,575
	New Hope Corp. Ltd.	3,078,792	10,768,503
*	New World Resources Ltd.	2,751,437	71,395
	NextEd Group Ltd.	47,565	21,861
	nib holdings Ltd.	2,762,115	14,608,433
	Nick Scali Ltd.	389,067	3,145,613
	Nickel Industries Ltd.	9,405,425	4,820,278
	Nine Entertainment Co. Holdings Ltd.	7,806,987	10,016,336
# *	Novonix Ltd.	1,098,177	399,794
	NRW Holdings Ltd.	3,217,572	5,685,758
	Nufarm Ltd.	2,131,795	7,684,298
*	Nuix Ltd.	329,345	333,459
	Objective Corp. Ltd.	109,495	876,441
*	OFX Group Ltd.	1,683,510	1,677,162
#	OM Holdings Ltd.	676,887	204,253
# *	Omni Bridgeway Ltd.	1,596,158	1,391,455
	oOh!media Ltd.	2,618,980	2,733,669
*	Opthea Ltd.	420,970	131,213
*	Ora Banda Mining Ltd.	397,091	57,215
# *	OreCorp Ltd.	192,088	72,796
	Orora Ltd.	7,895,775	14,351,219
	Pacific Current Group Ltd.	333,540	2,057,097
#	Pacific Smiles Group Ltd.	272,678	256,335
*	Paladin Energy Ltd.	16,063,974	13,458,885
# *	Panoramic Resources Ltd.	10,367,820	238,063
# *	Pantoro Ltd.	9,770,781	253,610
*	Paradigm Biopharmaceuticals Ltd.	59,638	12,294
	Paragon Care Ltd.	348,680	49,011
	Peet Ltd.	1,364,417	1,097,776
# *	Peninsula Energy Ltd.	5,706,281	481,780
#	PeopleIN Ltd.	454,984	361,693
	Pepper Money Ltd.	217,431	188,635
*	Perenti Ltd.	4,497,642	2,391,840
#	Perpetual Ltd.	638,190	10,739,117
	Perseus Mining Ltd.	8,150,426	9,597,113
#	Peter Warren Automotive Holdings Ltd.	341,518	535,752
*	PEXA Group Ltd.	699,391	5,226,532
#	Pinnacle Investment Management Group Ltd.	815,367	5,378,654
	Platinum Asset Management Ltd.	2,476,670	1,897,055
#	PointsBet Holdings Ltd.	616,994	377,877
*	Poseidon Nickel Ltd.	13,403,271	69,405
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	722,453
# *	Predictive Discovery Ltd.	1,997,557	268,641

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments Ltd.	391,775	$7,133,112
*	Prescient Therapeutics Ltd.	350,479	13,487
	Probiotec Ltd.	109,937	204,525
#	Propel Funeral Partners Ltd.	232,098	811,373
# * ††	Province Resources Ltd.	889,179	4,667
	PSC Insurance Group Ltd.	725,771	2,280,457
	PWR Holdings Ltd.	618,964	4,224,753
	QANTM Intellectual Property Ltd.	112,211	79,758
	Qube Holdings Ltd.	382,135	812,440
	Ramelius Resources Ltd.	6,104,546	6,340,618
*	ReadyTech Holdings Ltd.	265,711	601,238
*	Red 5 Ltd.	19,115,525	3,920,988
††	Red River Resources Ltd.	480,964	4,323
	Regal Partners Ltd.	32,643	54,505
#	Regis Healthcare Ltd.	924,208	1,988,862
*	Regis Resources Ltd.	4,180,429	5,701,552
	Reject Shop Ltd.	181,592	644,896
	Reliance Worldwide Corp. Ltd.	4,522,177	12,364,068
#	Resimac Group Ltd.	124,613	95,541
# *	Resolute Mining Ltd.	12,003,363	3,371,953
# *	Retail Food Group Ltd.	13,948,578	676,018
*	Rex Minerals Ltd.	1,661,163	172,607
	Ridley Corp. Ltd.	1,892,845	3,458,767
*	RPMGlobal Holdings Ltd.	1,315,368	1,550,657
*	Sandfire Resources Ltd.	2,980,077	14,005,134
*	SciDev Ltd.	67,706	12,230
*	Select Harvests Ltd.	741,716	1,803,529
#	Servcorp Ltd.	348,243	753,549
	Service Stream Ltd.	3,458,885	2,107,759
*	Seven West Media Ltd.	5,367,384	911,154
	SG Fleet Group Ltd.	437,984	688,804
	Shaver Shop Group Ltd.	677,094	524,841
*	Sheffield Resources Ltd.	249,376	87,244
	Shine Justice Ltd.	59,739	28,806
	Shriro Holdings Ltd.	24,206	13,852
# *	Sierra Rutile Holdings Ltd.	1,232,661	49,887
	Sigma Healthcare Ltd.	10,130,069	6,843,067
*	Silver Lake Resources Ltd.	5,859,748	4,611,389
# *	Silver Mines Ltd.	4,201,505	466,148
	Sims Ltd.	982,966	9,207,080
	SmartGroup Corp. Ltd.	884,641	5,576,135
#	Solvar Ltd.	1,158,371	875,823
	Southern Cross Electrical Engineering Ltd.	872,550	535,954
#	Southern Cross Media Group Ltd.	1,373,987	925,354
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,393,580	626,706
*	St Barbara Ltd.	4,864,913	539,522
	Stanmore Resources Ltd.	290,100	744,441
*	Star Entertainment Group Ltd.	12,793,618	4,642,485
* ††	Strandline Resources Ltd.	2,534,832	118,071
# *	Strike Energy Ltd.	6,702,896	1,878,228
	Sunland Group Ltd.	644,302	30,857
# *	Sunstone Metals Ltd.	6,566,306	43,212
	Super Retail Group Ltd.	1,077,207	11,116,972
*	Superloop Ltd.	2,566,081	1,182,167
#	Symbio Holdings Ltd.	318,710	620,238
# *	Syrah Resources Ltd.	3,563,505	959,236
	Tabcorp Holdings Ltd.	13,480,179	7,003,127
	Technology One Ltd.	913,872	9,337,198

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
# *	Temple & Webster Group Ltd.	587,618	$3,480,869
* ††	Ten Sixty Four Ltd.	1,044,721	75,393
#	Terracom Ltd.	2,757,084	556,274
	Tribune Resources Ltd.	14,725	28,609
*	Tuas Ltd.	184,660	386,239
*	Tyro Payments Ltd.	2,114,954	1,500,390
#	Universal Store Holdings Ltd.	19,109	51,860
#	Ventia Services Group Pty. Ltd.	2,888,875	6,198,010
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	6,423,715	14,632,345
# *	Viva Leisure Ltd.	84,215	80,527
# *	Volpara Health Technologies Ltd.	225,102	164,392
# *	Vulcan Energy Resources Ltd.	76,760	106,307
# *	Wagners Holding Co. Ltd.	137,096	83,960
* ††	Walkabout Resources Ltd.	1,129,282	95,952
# *	Webjet Ltd.	2,238,459	10,860,350
*	West African Resources Ltd.	5,444,548	3,450,923
*	Westgold Resources Ltd.	2,847,042	4,107,276
*	Widgie Nickel Ltd.	77,231	3,772
* ††	Wiluna Mining Corp. Ltd.	248,265	6,189
	XRF Scientific Ltd.	50,780	36,897
# *	Zip Co. Ltd.	2,318,238	1,112,652
TOTAL AUSTRALIA			896,610,407
CHINA — (0.0%)
*	Fountain SET Holdings Ltd.	1,886,000	89,399
*	Neo-Neon Holdings Ltd.	2,061,500	109,694
	PAX Global Technology Ltd.	78,000	54,512
	SIIC Environment Holdings Ltd.	3,288,820	465,698
TOTAL CHINA			719,303
HONG KONG — (18.0%)
*	Aceso Life Science Group Ltd.	7,436,400	147,955
	Aeon Credit Service Asia Co. Ltd.	1,074,000	738,893
# *	Aidigong Maternal & Child Health Ltd.	4,480,000	42,902
	Allied Group Ltd.	9,674,000	1,975,845
	Analogue Holdings Ltd.	842,000	106,814
	APAC Resources Ltd.	5,007,284	589,853
#	Apollo Future Mobility Group Ltd.	583,599	38,119
	Asia Financial Holdings Ltd.	1,626,908	703,425
*	Asia Standard International Group Ltd.	10,846,917	548,324
	ASMPT Ltd.	1,563,000	15,083,537
	Associated International Hotels Ltd.	952,000	725,230
	Bank of East Asia Ltd.	3,549,377	4,036,207
	Best Mart 360 Holdings Ltd.	984,000	227,851
*	Blue River Holdings Ltd.	220,000	6,859
*	BOCOM International Holdings Co. Ltd.	2,371,000	93,412
	Bright Smart Securities & Commodities Group Ltd.	1,378,000	243,314
	Build King Holdings Ltd.	630,000	90,318
	Cafe de Coral Holdings Ltd.	2,510,000	2,524,607
*	Central Wealth Group Holdings Ltd.	13,664,000	22,751
*	Century City International Holdings Ltd.	7,111,460	220,581
	Chen Hsong Holdings	1,296,000	219,236
	Cheuk Nang Holdings Ltd.	771,714	157,046
	Chevalier International Holdings Ltd.	820,989	485,217
	Chi Kan Holdings Ltd.	64,000	25,366
*	China Best Group Holding Ltd.	1,574,997	35,489
*	China Energy Development Holdings Ltd.	49,560,000	455,197

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	China Motor Bus Co. Ltd.	80,000	$592,722
# *	China Star Entertainment Ltd.	10,110,000	1,018,753
*	Chinese Estates Holdings Ltd.	2,912,000	365,841
	Chinney Investments Ltd.	1,180,000	135,916
	Chow Sang Sang Holdings International Ltd.	2,080,000	2,266,790
*	Chuang's China Investments Ltd.	8,281,407	144,711
*	Chuang's Consortium International Ltd.	7,519,043	391,330
	CITIC Telecom International Holdings Ltd.	11,401,125	4,065,333
	CK Life Sciences International Holdings, Inc.	17,138,000	1,164,800
# *	C-Mer Eye Care Holdings Ltd.	2,716,000	917,945
	CN Logistics International Holdings Ltd.	33,000	25,414
	CNT Group Ltd.	7,979,264	395,542
	Convenience Retail Asia Ltd.	1,026,000	85,335
# ††	Convoy, Inc.	32,922,000	131,807
*	Cowell e Holdings, Inc.	1,254,000	2,570,908
Ω	Crystal International Group Ltd.	378,500	143,672
*	CSC Holdings Ltd.	83,051,250	307,636
	CSI Properties Ltd.	47,316,383	526,784
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,195,516	1,920,996
	Dah Sing Financial Holdings Ltd.	1,221,744	2,460,523
	Dickson Concepts International Ltd.	1,591,000	899,190
	Dynamic Holdings Ltd.	230,000	222,948
	Eagle Nice International Holdings Ltd.	2,022,000	1,125,762
#	EC Healthcare	2,072,097	305,317
* ††	EcoGreen International Group Ltd.	1,994,640	90,905
	Emperor International Holdings Ltd.	10,584,753	481,112
	Emperor Watch & Jewellery Ltd.	25,160,000	574,146
	Energy International Investments Holdings Ltd.	108,000	12,621
*	ENM Holdings Ltd.	12,820,000	436,191
*	Esprit Holdings Ltd.	10,905,325	398,875
*	Eternity Investment Ltd.	820,000	5,607
	EuroEyes International Eye Clinic Ltd.	331,000	209,931
	Fairwood Holdings Ltd.	792,100	830,097
	Far East Consortium International Ltd.	12,363,629	1,995,058
	First Pacific Co. Ltd.	12,142,000	4,611,978
* Ω	FIT Hon Teng Ltd.	4,429,000	529,387
* Ω	Fosun Tourism Group	286,800	147,074
	Four Seas Mercantile Holdings Ltd.	610,000	209,257
# * Ω	Frontage Holdings Corp.	2,404,000	494,407
	FSE Lifestyle Services Ltd.	685,000	481,097
	Get Nice Financial Group Ltd.	2,438,600	199,343
	Giordano International Ltd.	6,498,000	1,704,327
	Glorious Sun Enterprises Ltd.	3,932,000	416,654
*	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd.	3,029,642	230,538
	Golden Resources Development International Ltd.	4,216,500	234,818
# *	GR Life Style Company Ltd.	2,224,000	83,093
	Great Eagle Holdings Ltd.	1,200,472	1,767,247
*	Greentech Technology International Ltd.	2,594,000	96,466
	G-Resources Group Ltd.	2,582,810	658,760
	Guoco Group Ltd.	2,000	18,187
	Guotai Junan International Holdings Ltd.	14,527,797	912,871
	Hang Lung Group Ltd.	3,274,000	3,941,317
	Hanison Construction Holdings Ltd.	2,713,649	234,486
	Hao Tian International Construction Investment Group Ltd.	808,000	94,071
*	Harbour Centre Development Ltd.	936,500	719,918
	HK Electric Investments & HK Electric Investments Ltd.	555,000	344,241
	HKBN Ltd.	4,273,500	1,775,902

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKR International Ltd.	7,039,769	$1,119,873
	Hon Kwok Land Investment Co. Ltd.	388,800	66,348
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	133,861
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	574,944
# *	Hong Kong Technology Venture Co. Ltd.	2,029,000	495,346
*	Hongkong & Shanghai Hotels Ltd.	3,607,989	2,496,005
*	Hongkong Chinese Ltd.	5,030,000	183,243
Ω	Honma Golf Ltd.	1,123,000	475,716
	Hung Hing Printing Group Ltd.	2,940,000	414,364
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,786,000	1,299,169
	Hysan Development Co. Ltd.	2,941,000	5,076,144
*	IGG, Inc.	4,488,000	1,597,446
*	Imagi International Holdings Ltd.	28,984	3,052
Ω	Impro Precision Industries Ltd.	386,000	123,398
	International Housewares Retail Co. Ltd.	1,915,000	347,537
*	IPE Group Ltd.	3,145,000	178,589
*	ITC Properties Group Ltd.	5,543,292	366,525
	Jacobson Pharma Corp. Ltd.	3,580,000	275,354
	JBM Healthcare Ltd.	911,110	112,360
	Johnson Electric Holdings Ltd.	1,936,668	2,539,721
	K Wah International Holdings Ltd.	1,912,000	464,604
*	Kader Holdings Co. Ltd.	14,000	572
	Karrie International Holdings Ltd.	2,932,000	171,591
	Keck Seng Investments Hong Kong Ltd.	856,600	213,894
	Kerry Logistics Network Ltd.	3,661,000	4,067,570
	Kerry Properties Ltd.	3,029,000	4,809,999
	Kingmaker Footwear Holdings Ltd.	1,878,955	184,607
	Kowloon Development Co. Ltd.	2,808,000	1,716,511
	KRP Development Holdings Ltd.	691,000	72,145
	KuangChi Science Ltd.	371,400	28,979
*	Kwoon Chung Bus Holdings Ltd.	44,000	10,371
*	Lai Sun Development Co. Ltd.	2,556,894	212,729
*	Lai Sun Garment International Ltd.	1,497,442	134,499
	Lam Soon Hong Kong Ltd.	326,310	323,675
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	310,403
	Lippo China Resources Ltd.	714,200	69,502
*	Lippo Ltd.	1,161,700	142,466
	Liu Chong Hing Investment Ltd.	1,531,200	984,327
	L'Occitane International SA	1,685,250	5,380,823
	Luk Fook Holdings International Ltd.	3,369,000	8,346,452
	Lung Kee Bermuda Holdings	1,491,875	241,265
*	Magnificent Hotel Investment Ltd.	13,090,000	117,041
	Man Wah Holdings Ltd.	6,121,600	3,815,924
	Matrix Holdings Ltd.	1,067,414	117,406
# *	MECOM Power & Construction Ltd.	9,701,999	360,000
	Melbourne Enterprises Ltd.	39,500	489,859
* ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	184,130
	Miramar Hotel & Investment	1,170,000	1,524,307
	Modern Dental Group Ltd.	2,093,000	952,964
*	Mongolian Mining Corp.	1,104,000	1,195,346
*	NagaCorp Ltd.	5,503,359	1,853,311
	Nameson Holdings Ltd.	7,692,000	502,908
	Nanyang Holdings Ltd.	133,500	404,322
	National Electronics Holdings	2,668,600	197,254
* ††	National United Resources Holdings Ltd.	1,828,000	20,392
*	NEW Concepts Holdings Ltd.	1,140,000	48,888
#	New World Development Co. Ltd.	3,707,000	4,543,493
††	NewOcean Energy Holdings Ltd.	7,246,000	6,488

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Nissin Foods Co. Ltd.	1,529,000	$1,127,934
	NWS Holdings Ltd.	6,279,000	5,455,952
	Oriental Watch Holdings	2,719,611	1,287,774
# *	Oshidori International Holdings Ltd.	20,024,400	485,253
	Pacific Basin Shipping Ltd.	28,012,000	7,797,400
*	Pacific Century Premium Developments Ltd.	457,240	12,310
	Pacific Textiles Holdings Ltd.	4,817,000	764,576
*	Paliburg Holdings Ltd.	3,180,830	271,555
*	Paradise Entertainment Ltd.	456,000	53,075
	PC Partner Group Ltd.	1,108,000	365,910
	PCCW Ltd.	18,623,545	9,633,065
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	172,276
	Perfect Medical Health Management Ltd.	2,553,000	981,515
	Pico Far East Holdings Ltd.	5,010,000	968,613
	Playmates Holdings Ltd.	7,082,000	516,037
	Plover Bay Technologies Ltd.	2,224,000	569,311
	Pokfulam Development Co. Ltd.	62,000	49,728
*	PT International Development Co. Ltd.	12,313,725	94,039
	Public Financial Holdings Ltd.	2,848,000	459,315
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	197,283
*	Regal Hotels International Holdings Ltd.	2,897,800	1,089,247
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	498,543
*	Sa Sa International Holdings Ltd.	522,000	54,730
	Safety Godown Co. Ltd.	1,200,000	296,667
* Ω	Samsonite International SA	4,615,200	12,884,385
	SAS Dragon Holdings Ltd.	2,168,000	944,943
#	SEA Holdings Ltd.	1,657,523	354,436
# *	Shandong Hi-Speed Holdings Group Ltd.	43,000	30,605
*	Shangri-La Asia Ltd.	4,510,000	2,802,529
*	Shun Ho Property Investments Ltd.	1,140,757	129,312
# *	Shun Tak Holdings Ltd.	8,283,419	827,048
	Singamas Container Holdings Ltd.	8,400,000	578,515
	SITC International Holdings Co. Ltd.	2,647,000	4,016,407
# *	SJM Holdings Ltd.	11,923,750	3,350,914
	SmarTone Telecommunications Holdings Ltd.	1,749,981	874,118
# *	Solomon Systech International Ltd.	8,926,000	291,598
	Soundwill Holdings Ltd.	600,500	514,141
*	South China Holdings Co. Ltd.	17,774,503	111,836
	Stella International Holdings Ltd.	2,686,000	3,542,360
	Sun Hung Kai & Co. Ltd.	4,551,429	1,263,005
*	Suncorp Technologies Ltd.	210,000	4,292
	SUNeVision Holdings Ltd.	2,918,000	1,001,233
	TAI Cheung Holdings Ltd.	2,329,000	1,033,017
	Tai Hing Group Holdings Ltd.	221,000	22,942
	Tai Sang Land Development Ltd.	798,910	234,028
#	Tan Chong International Ltd.	1,176,000	222,201
	Tao Heung Holdings Ltd.	1,396,000	130,104
# *	Television Broadcasts Ltd.	1,566,000	595,423
*	Texhong International Group Ltd.	385,000	182,890
	Texwinca Holdings Ltd.	4,160,000	436,297
# *	Theme International Holdings Ltd.	7,440,000	395,086
	Tian Teck Land Ltd.	1,024,000	301,583
*	TOM Group Ltd.	416,000	33,782
*	Tongda Group Holdings Ltd.	640,000	7,539
	Town Health International Medical Group Ltd.	6,710,115	247,898
	Tradelink Electronic Commerce Ltd.	6,126,000	701,398
	Transport International Holdings Ltd.	1,662,531	1,921,781

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	United Laboratories International Holdings Ltd.	5,272,000	$4,557,381
*	Universal Technologies Holdings Ltd.	1,730,000	28,781
††	Untrade.Genting Hk	5,824,000	57,957
*	Value Convergence Holdings Ltd.	2,448,000	37,514
	Value Partners Group Ltd.	5,059,000	1,164,909
	Vedan International Holdings Ltd.	3,576,000	240,004
	Vesync Co. Ltd.	82,000	42,052
	Vitasoy International Holdings Ltd.	3,587,000	2,753,306
*	Vobile Group Ltd.	257,000	47,667
# * Ω	VPower Group International Holdings Ltd.	2,510,397	125,933
	VSTECS Holdings Ltd.	4,817,600	2,595,922
	VTech Holdings Ltd.	1,090,000	6,313,267
*	Wai Kee Holdings Ltd.	5,002,738	592,600
	Wang On Group Ltd.	41,740,000	183,015
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	127,030
	Wing On Co. International Ltd.	759,000	1,148,419
	Wing Tai Properties Ltd.	2,187,331	713,649
#	Xinyi Glass Holdings Ltd.	870,000	721,251
*	YT Realty Group Ltd.	1,968,124	90,651
	YTO International Express & Supply Chain Technology Ltd.	810,000	120,624
	Yue Yuen Industrial Holdings Ltd.	3,162,500	2,982,323
*	Yunfeng Financial Group Ltd.	612,000	64,479
*	Zensun Enterprises Ltd.	618,000	25,430
*	Zhaobangji Lifestyle Holdings Ltd.	2,104,000	48,633
TOTAL HONG KONG			236,742,868
NEW ZEALAND — (3.2%)
	AFT Pharmaceuticals Ltd.	34,226	76,909
	Air New Zealand Ltd.	6,045,691	2,346,172
	Arvida Group Ltd.	1,384,222	935,551
	Briscoe Group Ltd.	34,115	92,817
	Channel Infrastructure NZ Ltd.	939,281	843,671
	Chorus Ltd.	1,143,973	5,560,758
#	Colonial Motor Co. Ltd.	99,975	551,021
	Comvita Ltd.	50,282	67,786
	Delegat Group Ltd.	6,400	24,400
# *	Eroad Ltd.	39,322	22,766
#	Freightways Group Ltd.	850,165	4,390,465
	Genesis Energy Ltd.	13,727	21,248
# *	Gentrack Group Ltd.	71,302	286,860
#	Hallenstein Glasson Holdings Ltd.	307,057	1,033,478
	Heartland Group Holdings Ltd.	2,495,858	2,115,763
#	Investore Property Ltd.	748,504	540,245
	KMD Brands Ltd.	2,439,406	1,043,217
#	Manawa Energy Ltd.	237,979	624,351
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	419,856
#	Napier Port Holdings Ltd.	46,155	70,622
	NZME Ltd.	945,851	588,045
#	NZX Ltd.	1,660,742	1,086,643
	Oceania Healthcare Ltd.	1,765,614	754,654
# *	Pacific Edge Ltd.	1,413,438	90,461
#	PGG Wrightson Ltd.	124,704	236,653
	Rakon Ltd.	187,210	147,177
#	Restaurant Brands New Zealand Ltd.	145,379	357,961
* ††	RPNZ Ltd.	274,180	0
	Sanford Ltd.	352,347	866,965
	Scales Corp. Ltd.	436,710	889,022
#	Scott Technology Ltd.	53,845	104,600
*	Serko Ltd.	135,693	344,694

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Skellerup Holdings Ltd.	783,212	$2,278,108
	SKY Network Television Ltd.	433,058	739,191
	SKYCITY Entertainment Group Ltd.	3,064,331	3,541,228
	Steel & Tube Holdings Ltd.	575,667	399,647
	Summerset Group Holdings Ltd.	722,797	4,846,728
# *	Synlait Milk Ltd.	346,641	169,358
#	Tourism Holdings Ltd.	520,310	1,180,337
	TOWER Ltd.	1,895,126	701,125
#	Turners Automotive Group Ltd.	116,075	325,558
# *	Vista Group International Ltd.	574,301	571,556
#	Warehouse Group Ltd.	373,457	363,252
TOTAL NEW ZEALAND			41,650,919
SINGAPORE — (10.0%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	787,400	1,566,828
# *	Avarga Ltd.	2,626,500	342,150
	Aztech Global Ltd.	525,200	322,053
*	Banyan Tree Holdings Ltd.	927,000	227,807
* ††	Best World International Ltd.	518,483	652,093
	Bonvests Holdings Ltd.	950,000	700,235
	Boustead Singapore Ltd.	2,032,082	1,315,753
	BRC Asia Ltd.	26,900	36,636
#	Bukit Sembawang Estates Ltd.	1,154,603	2,826,986
	Bund Center Investment Ltd.	659,825	199,744
	Capitaland India Trust	4,633,321	3,621,475
	Centurion Corp. Ltd.	1,377,400	393,743
	China Aviation Oil Singapore Corp. Ltd.	2,119,799	1,379,813
#	China Sunsine Chemical Holdings Ltd.	3,215,400	946,795
	Chuan Hup Holdings Ltd.	3,341,700	421,812
	Civmec Ltd.	162,700	93,753
	ComfortDelGro Corp. Ltd.	9,516,700	9,898,170
# *	COSCO Shipping International Singapore Co. Ltd.	4,630,400	471,994
# *	Creative Technology Ltd.	285,050	283,017
	CSE Global Ltd.	2,559,660	769,264
*	Dasin Retail Trust	296,700	10,124
	Del Monte Pacific Ltd.	2,336,864	227,896
#	Delfi Ltd.	1,113,200	909,105
	DFI Retail Group Holdings Ltd.	49,700	99,093
#	Dyna-Mac Holdings Ltd.	1,402,700	254,139
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	894,799
	First Resources Ltd.	2,357,800	2,594,958
#	First Sponsor Group Ltd.	484,727	429,186
	Food Empire Holdings Ltd.	1,257,100	1,261,882
	Fraser & Neave Ltd.	328,300	261,841
	Frasers Property Ltd.	13,400	8,681
	Frencken Group Ltd.	1,050,200	1,004,946
	Fu Yu Corp. Ltd.	3,673,300	393,469
# *	Gallant Venture Ltd.	5,386,600	518,720
	Geo Energy Resources Ltd.	2,186,500	612,039
	Golden Agri-Resources Ltd.	30,691,400	6,165,986
	GP Industries Ltd.	181,509	74,012
	Grand Venture Technology Ltd.	34,200	12,718
	GuocoLand Ltd.	1,654,914	1,809,440
	Haw Par Corp. Ltd.	426,900	3,017,486
	Hiap Hoe Ltd.	498,000	234,429
#	Ho Bee Land Ltd.	1,438,100	1,861,130

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Hong Fok Corp. Ltd.	2,500,794	$1,600,439
	Hong Leong Asia Ltd.	1,675,100	760,735
	Hong Leong Finance Ltd.	1,033,800	1,948,894
	Hotel Grand Central Ltd.	1,496,154	896,414
#	Hour Glass Ltd.	1,353,932	1,542,481
#	HRnetgroup Ltd.	343,300	181,951
	Hutchison Port Holdings Trust	21,355,800	3,198,181
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	662,700	3,633,972
	Indofood Agri Resources Ltd.	2,701,700	593,176
	InnoTek Ltd.	336,600	108,170
	ISDN Holdings Ltd.	555,296	135,953
	Japfa Ltd.	2,349,410	348,261
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,027,987	7,150,807
#	KSH Holdings Ltd.	1,278,300	233,747
	Low Keng Huat Singapore Ltd.	949,800	221,263
#	Mandarin Oriental International Ltd.	1,452,700	2,172,109
*	Marco Polo Marine Ltd.	7,793,100	294,709
	Metro Holdings Ltd.	2,946,592	1,086,042
	Mewah International, Inc.	89,000	18,868
#	Micro-Mechanics Holdings Ltd.	131,000	170,883
# * ††	Midas Holdings Ltd.	8,576,553	0
*	mm2 Asia Ltd.	7,981,300	130,265
#	Nanofilm Technologies International Ltd.	884,300	451,114
	Netlink NBN Trust	3,695,300	2,326,078
#	NSL Ltd.	409,900	229,039
# *	Oceanus Group Ltd.	4,959,300	25,715
#	OUE Ltd.	1,920,100	1,615,032
# *	Oxley Holdings Ltd.	6,837,741	468,687
	Pacific Century Regional Developments Ltd.	179,000	37,261
	Pan-United Corp. Ltd.	1,866,350	530,354
	Propnex Ltd.	860,600	598,285
	PSC Corp. Ltd.	1,339,819	331,227
#	Q&M Dental Group Singapore Ltd.	1,136,160	211,196
	QAF Ltd.	1,422,180	868,757
*	Raffles Education Ltd.	2,400,123	91,298
#	Raffles Medical Group Ltd.	5,920,932	4,449,350
#	Rex International Holding Ltd.	1,408,400	166,658
	Riverstone Holdings Ltd.	722,200	375,674
#	Samudera Shipping Line Ltd.	132,000	67,127
*	SATS Ltd.	2,837,567	5,793,567
#	SBS Transit Ltd.	741,200	1,481,837
	Sheng Siong Group Ltd.	3,654,500	4,243,764
	SHS Holdings Ltd.	1,436,100	129,502
	SIA Engineering Co. Ltd.	1,675,500	2,866,500
	Silverlake Axis Ltd.	973,300	188,366
	Sinarmas Land Ltd.	7,118,700	913,141
	Sing Holdings Ltd.	1,470,400	361,423
	Sing Investments & Finance Ltd.	526,012	386,043
	Singapore Land Group Ltd.	140,969	194,246
	Singapore Post Ltd.	6,335,200	1,933,542
#	Singapore Shipping Corp. Ltd.	1,642,504	293,455
	Stamford Land Corp. Ltd.	5,219,418	1,555,655
	StarHub Ltd.	3,983,200	3,143,251
	Straco Corp. Ltd.	130,000	45,154
#	Straits Trading Co. Ltd.	468,700	579,107
# * ††	Swiber Holdings Ltd.	2,894,600	0
* ††	Swiber Holdings Ltd.	2,895,250	0

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Thomson Medical Group Ltd.	4,131,300	$159,699
	Tiong Woon Corp. Holding Ltd.	26,600	9,218
#	Tuan Sing Holdings Ltd.	4,314,132	851,635
	UMS Holdings Ltd.	2,570,568	2,436,835
	United Overseas Insurance Ltd.	168,150	752,788
	UOB-Kay Hian Holdings Ltd.	2,689,873	2,624,412
	Valuetronics Holdings Ltd.	2,599,050	1,180,102
	Venture Corp. Ltd.	692,400	6,898,080
#	Vicom Ltd.	557,500	597,399
	Wee Hur Holdings Ltd.	2,614,200	385,910
	Wing Tai Holdings Ltd.	2,970,967	2,720,469
#	Yeo Hiap Seng Ltd.	228,759	99,042
TOTAL SINGAPORE			131,220,514
TOTAL COMMON STOCKS			1,306,944,011
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	429,204	10,559
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	232
*	European Lithium Ltd. Warrants 03/31/2025	323,975	5,101
*	Highfield Resources Ltd. Warrants 06/19/2024	11,353	0
*	Imugene Ltd. Warrants 08/31/2026	214,096	7,866
*	Opthea Ltd. Warrants 08/31/2025	112,972	14,823
*	Panoramic Resources Ltd. Warrants 09/16/2024	1,671,670	0
*	Paradigm Biopharmaceuticals Ltd. Warrants 11/30/2024	8,908	467
# *	PointsBet Holdings Ltd. Warrants 07/08/2024	6,189	0
*	Rex Minerals Ltd. Rights 02/07/2024	237,309	0
TOTAL AUSTRALIA			39,048
SINGAPORE — (0.0%)
# *	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	280,540	19,449
*	Ezion Holdings Ltd. Warrants	4,459,201	0
*	GP Industries Ltd. Rights 01/15/2024	181,509	9,904
TOTAL SINGAPORE			29,353
TOTAL RIGHTS/WARRANTS			68,401
TOTAL INVESTMENT SECURITIES (Cost $1,485,203,342)			1,307,012,412

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	789,497	9,132,906
TOTAL INVESTMENTS — (100.0%)
(Cost $1,494,335,724)^^			$1,316,145,318

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

The Asia Pacific Small Company Series
CONTINUED
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,722	$896,022,146	$572,539	$896,610,407
China	—	719,303	—	719,303
Hong Kong	28,979	236,406,340	307,549	236,742,868
New Zealand	—	41,650,919	—	41,650,919
Singapore	—	130,568,421	652,093	131,220,514
Rights/Warrants
Australia	—	39,048	—	39,048
Singapore	—	29,353	—	29,353
Securities Lending Collateral	—	9,132,906	—	9,132,906
TOTAL	$44,701	$1,314,568,436	$1,532,181^	$1,316,145,318

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.9%)
	4imprint Group PLC	170,419	$11,686,307
*	Ascential PLC	2,068,785	7,968,458
	Bloomsbury Publishing PLC	346,700	2,064,960
	Centaur Media PLC	254,249	120,896
*	Frontier Developments PLC	2,737	4,979
	Future PLC	280,976	2,517,866
	Gamma Communications PLC	248,538	3,759,201
*	Helios Towers PLC	2,215,247	2,214,200
	ITV PLC	15,733,921	11,917,820
	Moneysupermarket.com Group PLC	3,244,091	10,467,099
#	Next 15 Group PLC	185,074	2,130,807
*	Nexxen International Ltd.	169,671	440,341
*	Nexxen International Ltd., ADR	2,906	14,588
	Reach PLC	1,893,089	1,476,716
	Rightmove PLC	146,628	1,037,712
# *	S4 Capital PLC	542,896	302,715
	STV Group PLC	4,918	11,719
	Team Internet Group PLC	220,393	384,551
TOTAL COMMUNICATION SERVICES			58,520,935
CONSUMER DISCRETIONARY — (19.1%)
*	888 Holdings PLC	14,233	13,856
*	AO World PLC	56,879	65,367
# *	ASOS PLC	68,338	319,193
* Ω	Aston Martin Lagonda Global Holdings PLC	558,770	1,347,757
*	Auction Technology Group PLC	101,947	703,837
	Bellway PLC	596,527	20,784,267
# *	boohoo Group PLC	2,284,135	1,050,154
*	Card Factory PLC	1,403,796	1,655,897
	Coats Group PLC	6,301,644	5,725,696
	Crest Nicholson Holdings PLC	1,222,276	3,229,433
	Currys PLC	5,307,010	3,318,136
* Ω	Deliveroo PLC	237,826	353,130
	DFS Furniture PLC	1,147,716	1,681,740
	Domino's Pizza Group PLC	3,097,499	13,679,259
	Dowlais Group PLC	911,150	1,040,817
	Dr Martens PLC	1,215,862	1,369,002
	Dunelm Group PLC	690,244	9,508,099
*	Frasers Group PLC	892,504	9,131,648
	Fuller Smith & Turner PLC, Class A	151,287	1,225,418
	Games Workshop Group PLC	177,416	22,223,123
	Greggs PLC	614,034	20,683,918
* Ω	Gym Group PLC	955,837	1,287,862
	Halfords Group PLC	1,082,436	2,448,058
	Headlam Group PLC	464,229	1,212,132
	Henry Boot PLC	541,395	1,297,279
	Hollywood Bowl Group PLC	378,442	1,432,896
* Ω	Hostelworld Group PLC	105,472	193,063
	Inchcape PLC	2,187,961	18,839,985
*	J D Wetherspoon PLC	544,896	5,790,714
* Ω	Just Eat Takeaway.com NV	58,370	879,140
	Kingfisher PLC	946,930	2,632,773
*	Marston's PLC	3,144,925	1,252,097

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Me Group International PLC	1,538,043	$2,471,360
*	Mitchells & Butlers PLC	1,848,518	6,069,274
	MJ Gleeson PLC	245,801	1,459,326
*	Moonpig Group PLC	226,631	479,547
*	Motorpoint group PLC	51,520	68,337
*	N Brown Group PLC	829,764	187,123
* Ω	On the Beach Group PLC	314,920	594,110
*	Pendragon PLC	5,237,113	2,407,125
	Persimmon PLC	1,068,610	19,681,770
	Pets at Home Group PLC	2,876,399	10,187,116
*	Playtech PLC	1,430,791	8,029,053
	PPHE Hotel Group Ltd.	18,873	294,283
*	Rank Group PLC	1,056,418	938,910
	Redrow PLC	1,640,617	12,463,007
	Smiths News PLC	43,375	26,497
*	SSP Group PLC	3,518,178	10,012,649
# * ††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	4,856,806	9,067,617
*	THG PLC	1,814,703	1,513,210
Ω	TI Fluid Systems PLC	915,704	1,660,568
	Topps Tiles PLC	723,089	412,689
* Ω	Trainline PLC	77,236	323,151
*	TUI AG	46,626	321,235
	Vertu Motors PLC	1,399,819	1,169,239
	Victorian Plumbing Group PLC	16,385	18,375
	Videndum PLC	305,302	1,270,430
	Vistry Group PLC	1,619,528	20,485,898
* Ω	Watches of Switzerland Group PLC	748,841	3,526,624
	WH Smith PLC	562,136	8,590,128
	Wickes Group PLC	1,600,774	3,176,180
#	Young & Co.'s Brewery PLC, Class A	19,255	250,388
TOTAL CONSUMER DISCRETIONARY			283,530,965
CONSUMER STAPLES — (7.8%)
	AG Barr PLC	742,960	5,338,188
	Anglo-Eastern Plantations PLC	126,037	1,107,713
Ω	Bakkavor Group PLC	757,298	912,455
	Britvic PLC	1,626,728	18,131,981
	C&C Group PLC	1,952,429	3,789,842
	Carr's Group PLC	349,511	563,240
	Cranswick PLC	366,623	18,687,055
	Fevertree Drinks PLC	282,651	3,605,165
*	Greencore Group PLC	2,345,784	3,027,239
	Hilton Food Group PLC	366,129	3,632,937
	Kitwave Group PLC	10,016	34,929
	Marks & Spencer Group PLC	9,096,384	28,419,792
*	McBride PLC	920,906	829,756
	MP Evans Group PLC	7,544	72,600
	Premier Foods PLC	4,712,428	8,450,060
	PZ Cussons PLC	1,418,240	2,394,173
	Tate & Lyle PLC	2,193,476	17,308,429
TOTAL CONSUMER STAPLES			116,305,554
ENERGY — (2.6%)
	Capricorn Energy PLC	1,269,828	2,330,527
	Diversified Energy Co. PLC	184,470	2,127,557
#	Energean PLC	528,308	6,347,898
*	EnQuest PLC	8,846,291	1,443,842

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
#	Genel Energy PLC	1,216,741	$1,115,261
#	Gulf Keystone Petroleum Ltd.	1,249,745	1,657,142
	Harbour Energy PLC	2,464,729	8,662,627
	Hunting PLC	720,127	2,990,529
*	John Wood Group PLC	3,416,489	6,773,318
# *	Pantheon Resources PLC	88,116	29,131
*	Petrofac Ltd.	88,438	34,246
	Pharos Energy PLC	1,523,473	413,806
*	Savannah Energy PLC	388,799	129,340
	Serica Energy PLC	1,043,620	2,789,359
# *	Tullow Oil PLC	6,155,532	2,412,688
TOTAL ENERGY			39,257,271
FINANCIALS — (20.7%)
	abrdn PLC	5,023,015	10,686,136
	AJ Bell PLC	1,168,860	4,673,960
	Ashmore Group PLC	2,287,647	6,123,476
	Bank of Georgia Group PLC	269,724	12,939,091
	Beazley PLC	3,221,235	22,173,578
Ω	Bridgepoint Group PLC	380,309	1,295,123
	Brooks Macdonald Group PLC	1,612	37,538
	Burford Capital Ltd.	985,595	15,014,423
	Chesnara PLC	962,809	3,204,387
	Close Brothers Group PLC	979,376	6,731,807
Ω	CMC Markets PLC	602,174	1,036,046
*	Direct Line Insurance Group PLC	6,460,755	13,786,952
	Foresight Group Holdings Ltd.	9,271	53,252
* Ω	Funding Circle Holdings PLC	104,248	39,537
*	Georgia Capital PLC	38,060	540,531
	H&T Group PLC	2,590	12,201
	Hargreaves Lansdown PLC	1,122,292	10,829,460
	Hiscox Ltd.	1,549,135	20,331,832
	IG Group Holdings PLC	1,683,008	15,123,736
	Impax Asset Management Group PLC	264,553	1,818,853
	IntegraFin Holdings PLC	756,528	2,821,340
	Intermediate Capital Group PLC	213,938	4,823,253
	International Personal Finance PLC	1,112,997	1,695,551
	IP Group PLC	5,140,286	3,396,431
	Jupiter Fund Management PLC	2,164,243	2,166,459
	Just Group PLC	5,803,306	6,253,168
	Lancashire Holdings Ltd.	1,542,380	11,851,085
	Liontrust Asset Management PLC	171,657	1,354,918
	Man Group PLC	7,658,922	22,898,360
# *	Metro Bank Holdings PLC	164,184	74,370
	Mortgage Advice Bureau Holdings Ltd.	2,813	30,322
* Ω	Network International Holdings PLC	232,907	1,142,176
	Ninety One PLC	1,837,484	4,091,958
	OSB Group PLC	2,134,752	12,147,330
	Paragon Banking Group PLC	1,921,607	17,114,948
	PayPoint PLC	285,143	1,976,581
	Plus500 Ltd.	559,488	12,653,867
	Polar Capital Holdings PLC	284,692	1,636,249
Ω	Quilter PLC	7,476,563	9,928,953
	Rathbones Group PLC	341,286	7,139,185
	Record PLC	18,948	16,822
	S&U PLC	30,864	803,275
Ω	Sabre Insurance Group PLC	442,233	864,148
*	Saga PLC	527,832	912,482
	St. James's Place PLC	620,616	5,109,099

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	TBC Bank Group PLC	140,056	$5,166,020
	TP ICAP Group PLC	3,811,955	9,031,521
	Vanquis Banking Group PLC	1,270,872	1,901,323
	Virgin Money U.K. PLC	5,814,603	11,484,267
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	53,503	140,349
TOTAL FINANCIALS			307,079,129
HEALTH CARE — (2.6%)
	Advanced Medical Solutions Group PLC	510,432	1,360,137
#	Alliance Pharma PLC	2,234,721	1,059,089
	CVS Group PLC	389,403	8,312,610
	EKF Diagnostics Holdings PLC	79,384	30,344
	Hikma Pharmaceuticals PLC	363,122	8,859,107
*	Indivior PLC	675,517	11,840,583
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	432,951
	NIOX Group PLC	202,629	153,916
*	Oxford Biomedica PLC	5,730	13,191
*	Oxford Nanopore Technologies PLC	23,986	48,680
*	PureTech Health PLC	488,305	1,224,572
Ω	Spire Healthcare Group PLC	1,900,601	5,696,025
*	Trellus Health PLC	1,632	98
TOTAL HEALTH CARE			39,031,303
INDUSTRIALS — (25.2%)
	Ashtead Technology Holdings PLC	17,897	149,028
	Avon Rubber PLC	173,710	2,050,571
	Babcock International Group PLC	2,517,883	14,390,312
	Balfour Beatty PLC	3,585,302	15,076,571
	Begbies Traynor Group PLC	60,262	83,557
	Bodycote PLC	1,179,953	9,514,087
#	Braemar PLC	83,994	299,376
*	Capita PLC	8,481,602	2,039,723
# *	Ceres Power Holdings PLC	16,384	49,284
	Chemring Group PLC	1,815,522	8,067,828
	Clarkson PLC	211,472	9,520,673
	Costain Group PLC	237,261	204,200
*	De La Rue PLC	392,774	433,275
# *	Dialight PLC	89,929	188,473
	Diploma PLC	406,243	16,746,041
	DiscoverIE Group PLC	536,272	5,294,352
*	easyJet PLC	966,101	6,763,711
*	Esken Ltd.	472,198	4,832
	Firstgroup PLC	2,978,655	6,271,347
	Galliford Try Holdings PLC	524,782	1,642,772
	Genuit Group PLC	1,374,695	7,351,722
	Goodwin PLC	246	17,043
	Grafton Group PLC	1,489,341	18,302,995
	Hays PLC	8,781,253	10,927,003
	Howden Joinery Group PLC	1,805,558	18,284,673
	IMI PLC	455,444	9,659,761
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,336,241	11,664,825
*	James Fisher & Sons PLC	197,224	846,133
	James Halstead PLC	158,476	395,259
	JET2 PLC	813,756	13,709,196
	Johnson Service Group PLC	919,116	1,704,051
	Keller Group PLC	514,763	5,701,956

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
*	Kier Group PLC	1,897,866	$3,073,869
	Learning Technologies Group PLC	273,445	278,903
Ω	Luceco PLC	278,939	485,926
	Mears Group PLC	733,699	3,190,764
	Mitie Group PLC	8,303,364	10,819,231
	Mobico Group PLC	2,588,784	2,801,368
	Morgan Advanced Materials PLC	1,910,712	6,543,783
	Morgan Sindall Group PLC	273,076	7,809,435
	Norcros PLC	155,422	373,254
	Pagegroup PLC	1,978,421	11,492,515
	Porvair PLC	18,060	150,875
	QinetiQ Group PLC	3,297,003	14,889,998
	Redde Northgate PLC	1,493,896	6,707,720
	Renew Holdings PLC	99,253	1,107,121
*	Renewi PLC	491,777	3,651,801
	Ricardo PLC	308,766	1,667,734
	Robert Walters PLC	391,393	2,167,065
	Rotork PLC	4,407,598	17,375,213
	RS Group PLC	979,816	9,708,956
	RWS Holdings PLC	467,795	1,413,334
	Senior PLC	2,606,953	5,219,285
	Serco Group PLC	5,743,194	12,532,454
	Severfield PLC	1,107,512	835,564
*	SIG PLC	3,954,565	1,640,715
	Smart Metering Systems PLC	569,585	6,869,101
	Speedy Hire PLC	2,553,529	912,470
	SThree PLC	900,535	4,659,841
	TClarke PLC	64,836	105,883
	Travis Perkins PLC	1,151,470	11,485,474
	Trifast PLC	524,611	467,119
	Tyman PLC	1,067,219	4,134,552
	Vesuvius PLC	1,541,133	9,279,303
	Volex PLC	526,561	2,109,623
	Volution Group PLC	860,558	4,711,468
	Vp PLC	153,784	1,163,783
	Wilmington PLC	334,384	1,377,119
	Wincanton PLC	680,344	3,719,796
	XP Power Ltd.	53,020	940,446
TOTAL INDUSTRIALS			375,227,491
INFORMATION TECHNOLOGY — (6.3%)
*	Accesso Technology Group PLC	14,495	100,629
Ω	Alfa Financial Software Holdings PLC	22,791	49,665
*	Alphawave IP Group PLC	92,594	151,974
	Bytes Technology Group PLC	790,004	6,558,314
	Computacenter PLC	501,247	18,312,170
*	Darktrace PLC	630,083	2,732,048
	dotdigital group PLC	451,740	558,743
	FDM Group Holdings PLC	466,532	2,738,923
# *	Fund Technologies PLC	36,516	580,240
	GB Group PLC	330,494	1,176,728
	Gooch & Housego PLC	6,822	54,607
	IDOX PLC	140,149	118,877
	iomart Group PLC	307,631	573,833
# *	IQE PLC	2,665,956	671,926
	Kainos Group PLC	472,190	6,853,468
	Keywords Studios PLC	41,377	865,269
*	Kin & Carta PLC	271,302	466,438
	NCC Group PLC	1,472,664	2,257,267

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Oxford Instruments PLC	351,042	$9,813,504
	Renishaw PLC	75,008	3,317,357
*	RM PLC	313,273	229,493
	Softcat PLC	689,548	12,586,431
	Spectris PLC	296,780	13,816,119
	Spirent Communications PLC	3,744,181	5,585,431
	Strix Group PLC	236,656	215,962
	TT Electronics PLC	1,055,770	1,948,625
*	Xaar PLC	553,856	689,518
TOTAL INFORMATION TECHNOLOGY			93,023,559
MATERIALS — (5.7%)
*	Accsys Technologies PLC	9,505	7,162
	Breedon Group PLC	799,713	3,663,084
	Capital Ltd.	59,308	64,391
	Castings PLC	172,368	787,598
	Centamin PLC	8,373,803	10,201,168
	Central Asia Metals PLC	815,495	1,711,021
	DS Smith PLC	2,996,908	10,685,752
	Ecora Resources PLC	1,097,402	1,257,667
*	Elementis PLC	3,577,451	6,411,447
	Essentra PLC	1,438,313	3,151,119
	Ferrexpo PLC	384	423
Ω	Forterra PLC	1,224,899	2,558,058
	Fresnillo PLC	139,937	935,993
*	Gem Diamonds Ltd.	312,102	44,576
	Hill & Smith PLC	552,541	13,078,988
*	Hochschild Mining PLC	1,655,440	2,176,463
Ω	Ibstock PLC	2,092,299	4,049,405
	Johnson Matthey PLC	478,072	9,827,230
	Marshalls PLC	519,576	1,843,709
	Pan African Resources PLC	6,037,485	1,375,445
*	Petra Diamonds Ltd.	17,531	11,945
	RHI Magnesita NV	5,631	238,457
*	Sigmaroc PLC	59,685	49,263
*	SolGold PLC	1,728,262	171,696
# *	Synthomer PLC	751,394	1,500,301
	Victrex PLC	449,366	7,737,328
	Zotefoams PLC	106,928	515,446
TOTAL MATERIALS			84,055,135
REAL ESTATE — (3.0%)
	Foxtons Group PLC	1,428,179	997,978
	Grainger PLC	4,254,403	14,128,380
	Harworth Group PLC	30,381	51,370
	Helical PLC	159,645	413,244
*	IWG PLC	3,834,392	9,086,706
	LSL Property Services PLC	466,888	1,560,649
*	Phoenix Spree Deutschland Ltd.	15,813	35,722
	Savills PLC	971,680	12,411,815
	Sirius Real Estate Ltd.	4,949,064	5,683,848
	Watkin Jones PLC	1,032,515	648,532
TOTAL REAL ESTATE			45,018,244
UTILITIES — (2.4%)
	Drax Group PLC	2,467,126	15,890,390
	Pennon Group PLC	1,364,308	12,147,243

The United Kingdom Small Company Series
CONTINUED
	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	429,419	$7,891,115
TOTAL UTILITIES		35,928,748
TOTAL COMMON STOCKS Cost ($1,351,636,284)		1,476,978,334

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	882,526	10,209,063
TOTAL INVESTMENTS — (100.0%)
(Cost $1,361,845,285)^^			$1,487,187,397

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,588	$58,506,347	—	$58,520,935
Consumer Discretionary	—	283,530,965	—	283,530,965
Consumer Staples	—	116,305,554	—	116,305,554
Energy	—	39,257,271	—	39,257,271
Financials	—	307,079,129	—	307,079,129
Health Care	—	39,031,303	—	39,031,303
Industrials	—	375,227,491	—	375,227,491
Information Technology	—	93,023,559	—	93,023,559
Materials	—	84,055,135	—	84,055,135
Real Estate	—	45,018,244	—	45,018,244
Utilities	—	35,928,748	—	35,928,748
Securities Lending Collateral	—	10,209,063	—	10,209,063
TOTAL	$14,588	$1,487,172,809	—	$1,487,187,397

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.8%)
AUSTRIA — (3.3%)
	Agrana Beteiligungs AG	76,986	$1,169,797
	ANDRITZ AG	432,017	26,596,031
#	AT&S Austria Technologie & Systemtechnik AG	182,315	4,404,456
Ω	BAWAG Group AG	434,580	22,375,026
	CA Immobilien Anlagen AG	156,669	5,143,138
	DO & Co. AG	45,371	6,327,906
*	Eurotelesites AG	289,656	1,216,667
	EVN AG	246,314	6,807,624
*	FACC AG	115,029	729,962
*	Immofinanz AG	51,720	1,227,571
*	Immofinanz AG	681,827	0
	Josef Manner & Comp AG	870	107,258
*	Kapsch TrafficCom AG	29,728	295,765
*	Lenzing AG	103,680	3,454,295
	Mayr Melnhof Karton AG	56,716	7,518,205
	Oberbank AG	44,662	3,332,462
	Oesterreichische Post AG	115,391	3,905,239
	Palfinger AG	92,363	2,390,336
	POLYTEC Holding AG	106,063	428,338
	Porr Ag	96,720	1,357,080
	Raiffeisen Bank International AG	241,731	5,039,910
*	Rosenbauer International AG	20,672	680,485
	Schoeller-Bleckmann Oilfield Equipment AG	55,898	2,655,020
	Semperit AG Holding	44,844	702,890
	Strabag SE	332	15,544
	Telekom Austria AG	1,158,627	10,085,029
	UBM Development AG	21,002	499,596
	UNIQA Insurance Group AG	907,621	7,615,327
	Vienna Insurance Group AG Wiener Versicherung Gruppe	287,577	8,127,982
	voestalpine AG	615,510	18,312,477
	Wienerberger AG	644,087	21,826,798
	Zumtobel Group AG	157,714	1,024,304
TOTAL AUSTRIA			175,372,518
BELGIUM — (3.8%)
	Ackermans & van Haaren NV	169,888	28,406,141
	Ageas SA	17,374	746,595
*	AGFA-Gevaert NV	837,512	1,138,165
#	Atenor	117,970	838,049
	Azelis Group NV	58,704	1,208,764
	Barco NV	464,377	7,714,416
	Bekaert SA	249,481	12,167,935
# * Ω	Biocartis Group NV	357,370	0
	bpost SA	396,434	1,619,304
	Cie d'Entreprises CFE	49,898	440,538
	Colruyt Group NV	305,731	13,968,239
	Deceuninck NV	464,892	1,136,959
	Deme Group NV	51,853	6,507,501
	Econocom Group SA	559,585	1,421,636
*	Euronav NV	1,347,567	23,725,896
	EVS Broadcast Equipment SA	69,287	2,278,168
	Fagron	365,547	6,582,182
*	Galapagos NV	218,483	8,195,888
	Gimv NV	127,837	5,961,646
	Greenyard NV	2,890	17,246

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$696,747
	Ion Beam Applications	116,108	1,321,928
	Jensen-Group NV	20,961	738,939
	Kinepolis Group NV	92,649	4,101,619
	Lotus Bakeries NV	2,257	19,231,288
	Melexis NV	125,120	10,720,694
# *	Ontex Group NV	361,205	2,854,122
	Proximus SADP	860,633	8,166,827
	Recticel SA	272,024	3,363,050
	Roularta Media Group NV	11,340	154,911
	Shurgard Self Storage Ltd.	2,802	129,962
	Sipef NV	38,999	2,072,355
	Solvay SA	71,062	1,943,438
	Tessenderlo Group SA	196,357	5,621,707
	Umicore SA	391,810	8,912,291
	Van de Velde NV	47,376	1,688,859
	VGP NV	41,670	4,887,430
	Viohalco SA	498,361	3,476,241
	What's Cooking BV	3,904	257,541
TOTAL BELGIUM			204,415,217
DENMARK — (6.6%)
*	ALK-Abello AS	855,243	13,800,953
	Alm Brand AS	6,011,145	10,912,451
# *	Ambu AS, Class B	521,111	8,643,690
# *	Bang & Olufsen AS	599,792	835,397
	BankNordik P	10,800	293,026
# *	Bavarian Nordic AS	448,836	10,311,212
#	cBrain AS	18,289	663,024
#	Chemometec AS	90,601	4,900,324
	Columbus AS	490,087	529,475
	D/S Norden AS	196,785	10,588,354
	Dfds AS	203,673	6,900,485
	Djurslands Bank AS	6,232	441,128
	FLSmidth & Co. AS	314,074	12,894,441
#	Fluegger Group AS	4,198	226,765
*	GN Store Nord AS	596,602	14,069,377
#	GronlandsBANKEN AS	1,125	108,227
	H Lundbeck AS	1,517,470	7,685,908
	H Lundbeck AS, Class A	19,037	83,997
# *	H+H International AS, Class B	93,212	1,034,240
*	Harboes Bryggeri AS, Class B	5,094	49,633
	ISS AS	917,267	17,356,507
#	Jeudan AS	40,046	1,350,809
	Jyske Bank AS	425,821	32,616,444
#	Lan & Spar Bank	4,895	486,512
	Matas AS	279,854	5,017,472
# * Ω	Netcompany Group AS	170,330	6,794,197
*	Nilfisk Holding AS	100,764	1,775,727
*	NKT AS	361,565	25,209,727
# * Ω	NNIT AS	71,567	994,312
	North Media AS	5,372	60,025
*	NTG Nordic Transport Group AS, Class A	22,282	1,000,045
#	Parken Sport & Entertainment AS	11,952	235,030
	Per Aarsleff Holding AS	134,696	6,200,029
	Ringkjoebing Landbobank AS	195,914	31,576,115
	Rockwool AS, Class A	649	177,347
	Rockwool AS, Class B	12,655	3,450,093
	Royal Unibrew AS	312,981	20,501,985

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	44,919	$559,504
Ω	Scandinavian Tobacco Group AS, Class A	452,246	8,124,162
	Schouw & Co. AS	90,827	7,262,541
	Solar AS, Class B	36,817	2,397,620
#	SP Group AS	6,312	173,318
	Spar Nord Bank AS	605,917	10,309,142
	Sparekassen Sjaelland-Fyn AS	2,818	90,889
	Sydbank AS	452,041	20,061,205
*	TCM Group AS	2,578	20,895
#	Tivoli AS	9,878	1,097,855
	Topdanmark AS	358,334	15,891,495
	TORM PLC, Class A	207,430	7,287,875
	UIE PLC	103,360	3,154,541
*	Zealand Pharma AS	271,476	18,544,968
TOTAL DENMARK			354,750,493
FINLAND — (5.0%)
	Aktia Bank OYJ	336,779	3,549,292
#	Alandsbanken Abp, Class B	23,036	810,802
	Alma Media OYJ	135,302	1,452,402
	Anora Group OYJ	17,444	87,632
	Apetit OYJ	21,105	303,056
	Aspo OYJ	106,324	708,454
	Atria OYJ	98,413	1,146,284
#	Bittium OYJ	197,227	1,007,352
	Cargotec OYJ, Class B	271,845	15,454,416
	Citycon OYJ	457,359	2,391,775
	Digia OYJ	87,143	514,940
	Elisa OYJ	11,178	509,286
Ω	Enento Group OYJ	6,393	137,351
# *	Finnair OYJ	66,249,630	2,530,990
	Fiskars OYJ Abp	215,530	4,020,851
	F-Secure OYJ	707,315	1,476,921
	Glaston OYJ Abp	9,217	7,373
	Gofore OYJ	574	13,892
	Harvia OYJ	69,184	2,041,465
# *	HKScan OYJ, Class A	234,984	193,454
	Huhtamaki OYJ	631,957	24,802,996
	Ilkka OYJ	58,887	203,785
	Kamux Corp.	59,097	331,515
	Kemira OYJ	741,189	13,873,041
	Kesko OYJ, Class B	119,164	2,327,226
	Kojamo OYJ	635,883	7,538,651
	Konecranes OYJ	400,235	17,188,697
	Lassila & Tikanoja OYJ	159,902	1,787,283
	Marimekko OYJ	52,690	786,417
#	Metsa Board OYJ, Class B	1,192,468	9,604,389
	Nokian Renkaat OYJ	643,958	5,803,557
	Olvi OYJ, Class A	95,777	3,281,843
	Oma Saastopankki OYJ	9,580	240,416
	Oriola OYJ	6,054	7,872
	Oriola OYJ, Class B	808,151	948,535
	Orion OYJ, Class B	634,174	29,195,906
#	Outokumpu OYJ	2,082,311	8,888,801
*	Pihlajalinna OYJ	80,774	628,935
	Ponsse OYJ	71,199	1,822,256
	Puuilo OYJ	15,082	145,276
*	QT Group OYJ	67,728	4,777,231
	Raisio OYJ, Class V	689,156	1,517,693

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Rapala VMC OYJ	116,693	$393,051
	Revenio Group OYJ	130,109	3,572,172
	Sanoma OYJ	468,740	3,491,199
	Scanfil OYJ	2,904	23,354
	Taaleri PLC	8,120	82,662
#	Talenom OYJ	7,120	46,203
*	Teleste OYJ	52,966	153,860
Ω	Terveystalo OYJ	351,811	2,965,697
	TietoEVRY OYJ	586,911	13,619,558
	Tokmanni Group Corp.	324,373	5,561,996
	Vaisala OYJ, Class A	125,217	4,949,968
#	Valmet OYJ	885,247	25,055,766
# *	Verkkokauppa.com OYJ	13,945	36,684
#	Viking Line Abp	11,073	228,210
	Wartsila OYJ Abp	2,286,733	33,732,862
# *	WithSecure OYJ	553,578	649,912
#	YIT OYJ	680,060	1,448,668
TOTAL FINLAND			270,072,131
FRANCE — (11.4%)
	ABC arbitrage	131,599	629,341
*	Air France-KLM	213,395	2,719,968
	AKWEL SADIR	60,689	1,043,544
Ω	ALD SA	201,067	1,340,049
#	Alstom SA	539,658	6,805,307
	Altamir	136,094	3,604,456
	Alten SA	152,202	23,533,505
	Arkema SA	104,074	11,326,682
	Assystem SA	61,561	3,472,007
# *	Atos SE	463,767	1,979,782
	Aubay	41,754	1,853,981
	Axway Software SA	39,876	1,281,110
# *	Bastide le Confort Medical	18,680	421,501
	Beneteau SACA	259,753	3,113,028
*	Bigben Interactive	85,998	297,521
	Boiron SA	33,957	1,468,694
	Bonduelle SCA	99,470	1,056,794
* ††	Bourbon Corp. SA	28,851	0
	Catana Group	47,853	297,852
*	Cegedim SA	39,170	700,808
*	CGG SA	4,453,036	2,135,636
#	Chargeurs SA	108,477	1,384,064
	Cie des Alpes	127,628	2,079,110
	Cie Plastic Omnium SE	352,509	4,040,266
# *	Claranova SE	66,462	161,482
#	Clariane SE	461,522	1,166,332
	Coface SA	753,718	10,184,823
	Derichebourg SA	681,103	3,514,193
*	Ekinops SAS	7,393	36,158
	Electricite de Strasbourg SA	21,112	2,290,735
# * Ω	Elior Group SA	712,630	2,059,202
	Elis SA	1,272,724	27,983,210
	Equasens	9,765	561,918
	Eramet SA	62,267	4,288,771
	Esso SA Francaise	4,117	241,004
	Etablissements Maurel et Prom SA	380,871	2,257,645
	Eurazeo SE	188,864	16,087,481
*	Euroapi SA	73,323	490,030
Ω	Euronext NV	30,985	2,725,353

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
# *	Eutelsat Communications SACA	1,169,230	$4,264,613
*	Exclusive Networks SA	3,494	71,287
	Exel Industries SA, Class A	10,459	655,773
	Fnac Darty SA	71,020	1,897,298
*	Forvia SE	961,669	16,528,432
*	Gaumont SA	10,715	1,126,176
	Gaztransport Et Technigaz SA	175,245	24,568,919
#	GEA	2,433	247,063
	GL Events SACA	54,859	1,182,688
	Groupe Crit SA	22,187	1,783,501
	Groupe SFPI	21,754	45,209
#	Guerbet	35,476	873,916
*	Haulotte Group SA	73,020	199,519
*	ID Logistics Group SACA	15,618	5,563,659
	Imerys SA	214,785	7,142,937
	Infotel SA	637	35,774
	Interparfums SA	14,535	769,051
	IPSOS SA	294,938	19,356,996
	Jacquet Metals SACA	92,263	1,803,423
*	JCDecaux SE	277,905	5,772,176
	Kaufman & Broad SA	108,911	3,223,993
Ω	La Francaise des Jeux SAEM	110,098	4,462,668
	Laurent-Perrier	13,997	1,868,270
	Lectra	61,146	2,156,746
	Linedata Services	3,353	212,356
	LISI SA	43,979	1,035,176
#	LNA Sante SA	32,778	700,166
Ω	Maisons du Monde SA	170,760	824,334
	Manitou BF SA	63,690	1,426,713
# *	McPhy Energy SA	3,521	10,387
	Mersen SA	151,570	5,498,330
	Metropole Television SA	161,284	2,287,410
# *	Nacon SA	48,706	89,492
Ω	Neoen SA	135,071	3,905,315
	Nexans SA	195,817	17,822,927
	Nexity SA	246,728	4,112,527
	NRJ Group	87,189	742,124
#	Oeneo SA	88,742	1,127,251
*	Pierre Et Vacances SA	23,344	33,734
*	Plastiques Du Val De Loire	14,341	50,122
	Quadient SA	219,511	4,650,782
* ††	Recylex SA	102,008	0
	Rexel SA	1,258,287	33,512,297
	Robertet SA	270	239,259
	Rubis SCA	607,100	15,351,447
	Samse SACA	7,930	1,712,088
	Savencia SA	35,032	2,029,387
	SCOR SE	859,009	25,625,232
	SEB SA	117,531	14,351,749
	Seche Environnement SACA	21,328	2,650,161
	SES SA	2,084,872	12,791,794
# * Ω	SMCP SA	78,239	228,758
	Societe BIC SA	148,190	10,253,641
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,215,492
	Societe LDC SADIR	82	11,726
	Societe pour l'Informatique Industrielle	57,629	4,344,190
*	SOITEC	114,034	16,481,137
	Sopra Steria Group	118,375	27,765,341
	SPIE SA	860,805	28,473,333

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
# * Ω	SRP Groupe SA	56,827	$68,763
	Stef SA	25,714	3,365,921
	Sword Group	38,441	1,571,360
	Synergie SE	67,143	2,328,661
	Technip Energies NV	659,870	13,659,690
	Television Francaise 1 SA	378,959	3,334,269
#	TFF Group	8,941	428,093
	Thermador Groupe	37,455	3,479,855
#	Tikehau Capital SCA	34,883	798,221
	Totalenergies EP Gabon	3,717	611,418
	Trigano SA	58,606	9,231,642
*	Ubisoft Entertainment SA	492,493	10,863,451
	Valeo SE	1,236,491	16,139,358
*	Vallourec SACA	843,878	12,072,688
# *	Vantiva SA	81,942	13,798
Ω	Verallia SA	385,406	13,591,090
	Vetoquinol SA	11,464	1,320,056
	Vicat SACA	110,196	4,287,237
	VIEL & Cie SA	156,945	1,393,890
	Virbac SACA	22,990	8,296,827
# *	Voltalia SA	31,568	270,136
#	Vranken-Pommery Monopole SA	16,787	289,049
	Wavestone	10,990	728,045
* Ω	Worldline SA	166,314	2,248,314
* Ω	X-Fab Silicon Foundries SE	224,109	2,153,833
TOTAL FRANCE			613,345,273
GERMANY — (13.5%)
	1&1 AG	258,581	5,106,386
	7C Solarparken AG	149,120	546,845
#	Adesso SE	8,779	880,753
*	Adtran Networks SE	3,098	66,950
	AIXTRON SE	94,485	3,516,564
	All for One Group SE	4,503	240,742
#	Allgeier SE	49,258	1,069,500
	AlzChem Group AG	825	21,073
	Amadeus Fire AG	8,799	1,062,955
*	Aroundtown SA	3,293,546	7,347,028
	Atoss Software AG	18,165	4,977,236
	Aurubis AG	205,349	14,771,429
# * Ω	Auto1 Group SE	248,066	1,032,055
	Basler AG	75,808	794,685
#	BayWa AG	101,136	3,248,694
	BayWa AG	124	4,844
	Bechtle AG	453,896	23,535,799
Ω	Befesa SA	167,598	5,889,560
	Bertrandt AG	34,980	1,871,159
#	Bijou Brigitte AG	24,485	1,006,597
	Bilfinger SE	191,469	8,116,874
*	Borussia Dortmund GmbH & Co. KGaA	507,376	2,084,416
#	BRANICKS Group AG	375,149	862,203
#	CANCOM SE	213,716	6,784,110
*	Ceconomy AG	934,046	2,268,935
	CENIT AG	57,781	884,380
	Cewe Stiftung & Co. KGAA	45,914	5,003,648
	CompuGroup Medical SE & Co. KgaA	181,986	7,802,591
	CropEnergies AG	176,266	2,192,585
	CTS Eventim AG & Co. KGaA	332,856	22,526,745
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	547,360

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
* Ω	Delivery Hero SE	89,931	$2,040,470
#	Dermapharm Holding SE	88,772	3,775,971
	Deutsche Beteiligungs AG	106,466	3,201,295
	Deutsche EuroShop AG	544	11,713
# Ω	Deutsche Pfandbriefbank AG	976,870	5,878,886
	Deutz AG	674,170	4,074,422
	DMG Mori AG	1,583	74,939
# *	Dr Hoenle AG	33,927	642,225
	Draegerwerk AG & Co. KGaA	19,398	877,772
	Duerr AG	331,626	7,582,111
Ω	DWS Group GmbH & Co. KGaA	66,154	2,705,355
	Eckert & Ziegler Strahlen- und Medizintechnik AG	105,115	5,228,029
	EDAG Engineering Group AG	53,757	765,969
#	Elmos Semiconductor SE	20,502	1,431,935
	ElringKlinger AG	186,081	1,025,741
# *	Encavis AG	588,054	8,187,073
	Energiekontor AG	18,128	1,480,382
	Fabasoft AG	509	11,349
	Fielmann Group AG	156,323	8,133,866
# *	flatexDEGIRO AG	308,017	3,368,185
*	Fraport AG Frankfurt Airport Services Worldwide	236,722	13,893,684
	Freenet AG	964,498	26,651,674
	Friedrich Vorwerk Group SE	5,923	100,653
	FUCHS SE	146,676	5,200,917
	GEA Group AG	306,641	12,280,677
	Gerresheimer AG	247,644	25,247,044
	Gesco SE	54,002	976,014
	GFT Technologies SE	155,184	5,487,398
*	Grand City Properties SA	472,185	4,583,372
#	Grenke AG	38,164	924,229
	H&R GmbH & Co. KGaA	71,674	379,130
	Hamburger Hafen und Logistik AG	135,475	2,419,121
	Hawesko Holding SE	313	10,347
# *	Heidelberger Druckmaschinen AG	1,695,365	2,001,499
*	HelloFresh SE	880,991	11,650,889
	Hensoldt AG	238,005	7,145,122
*	Highlight Communications AG	98,406	265,903
	HOCHTIEF AG	115,852	12,429,169
	Hornbach Holding AG & Co. KGaA	56,268	4,039,982
	Hugo Boss AG	435,839	27,220,152
	Indus Holding AG	132,192	3,186,594
	Init Innovation in Traffic Systems SE	37,723	1,333,517
Ω	Instone Real Estate Group SE	67,941	586,279
#	IVU Traffic Technologies AG	51,403	724,667
	Jenoptik AG	390,966	12,209,564
Ω	JOST Werke SE	12,658	611,265
	K&S AG	1,091,009	15,302,744
	KION Group AG	282,759	12,900,855
	Kloeckner & Co. SE	16,189	117,081
	Knaus Tabbert AG	2,351	104,320
*	Koenig & Bauer AG	85,835	1,031,362
	Kontron AG	341,210	7,912,816
	Krones AG	111,030	13,759,379
	KSB SE & Co. KGaA	3,293	2,328,657
	KWS Saat SE & Co. KGaA	82,278	4,621,164
	Lanxess AG	524,102	13,991,592
*	LEG Immobilien SE	304,051	25,230,047
	Leifheit AG	59,026	984,169
# *	Manz AG	25,270	283,555

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Mediclin AG	78,748	$226,031
*	Medigene AG	116,971	188,235
*	Medios AG	6,115	99,587
*	METRO AG	771,542	5,200,162
	MLP SE	464,084	2,690,977
	Mutares SE & Co. KGaA	7,681	311,988
# *	Nagarro SE	53,881	5,266,211
	Nemetschek SE	33,777	3,116,727
	New Work SE	18,377	1,222,241
	Nexus AG	81,640	5,087,534
# *	Nordex SE	433,925	4,427,459
	Norma Group SE	198,748	3,232,057
	OHB SE	39,251	1,844,935
	Patrizia SE	277,723	2,369,527
	Pfeiffer Vacuum Technology AG	46,934	7,875,198
	PNE AG	57,301	825,833
*	ProCredit Holding AG	2,583	21,860
#	ProSiebenSat.1 Media SE	1,096,343	7,712,459
	PSI Software SE	30,030	742,128
	Puma SE	121,267	4,880,244
*	PVA TePla AG	98,036	2,218,611
	PWO AG	8,558	278,704
*	q.beyond AG	644,117	483,244
*	R Stahl AG	14,952	324,846
	Rational AG	1,507	1,157,655
* Ω	Redcare Pharmacy NV	12,393	1,725,048
	RTL Group SA	50,498	1,940,657
	SAF-Holland SE	265,527	4,287,398
	Salzgitter AG	238,175	6,643,033
	Schloss Wachenheim AG	6,929	118,880
Ω	Scout24 SE	196,280	14,452,153
#	Secunet Security Networks AG	8,631	1,545,996
# *	SGL Carbon SE	341,797	2,163,672
	Siltronic AG	117,393	11,033,557
#	Sixt SE	95,148	9,272,743
*	SMA Solar Technology AG	86,040	4,412,986
	Stabilus SE	168,558	11,811,431
#	STRATEC SE	29,220	1,334,533
	Stroeer SE & Co. KGaA	213,092	12,511,074
	Suedzucker AG	519,400	7,322,008
#	SUESS MicroTec SE	143,891	4,888,331
	Surteco Group SE	47,139	804,958
#	Synlab AG	35,702	383,786
*	TAG Immobilien AG	1,227,365	17,179,220
	Takkt AG	237,111	3,463,343
* Ω	TeamViewer SE	873,610	12,524,633
	Technotrans SE	46,083	933,553
	thyssenkrupp AG	3,151,431	19,449,641
	United Internet AG	244,812	6,417,117
	Verbio Vereinigte Bioenergie AG	157,196	3,438,612
	Vossloh AG	71,024	3,150,489
	Wacker Chemie AG	69,431	7,527,759
	Wacker Neuson SE	190,653	3,532,813
	Washtec AG	79,125	2,729,815
*	Westwing Group SE	41,567	374,643
	Wuestenrot & Wuerttembergische AG	153,599	2,223,706
* Ω	Zalando SE	363,400	7,255,873
	Zeal Network SE	32,866	1,084,477
TOTAL GERMANY			726,431,383

The Continental Small Company Series
CONTINUED
		Shares	Value»
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	$0
IRELAND — (0.9%)
	Bank of Ireland Group PLC	1,286,165	11,827,547
	Cairn Homes PLC	2,005,837	3,077,606
	Dalata Hotel Group PLC	463,673	2,406,432
	FBD Holdings PLC	142,812	1,828,101
	Glanbia PLC	1,136,976	19,766,813
* Ω	Glenveagh Properties PLC	1,222,091	1,616,154
	Irish Continental Group PLC	820,853	4,094,326
*	Permanent TSB Group Holdings PLC	273,432	509,763
TOTAL IRELAND			45,126,742
ISRAEL — (2.2%)
	Adgar Investment & Development Ltd.	105,459	134,091
*	Afcon Holdings Ltd.	3,064	82,209
# *	AFI Properties Ltd.	100,052	4,387,420
	Africa Israel Residences Ltd.	15,683	833,032
# *	Allot Ltd.	189,485	334,092
	Alony Hetz Properties & Investments Ltd.	83,567	632,486
#	Alrov Properties & Lodgings Ltd.	49,832	1,764,862
	Arad Ltd.	28,968	469,021
*	Argo Properties NV	4,799	89,923
*	Ashdod Refinery Ltd.	61,298	1,419,378
	Atreyu Capital Markets Ltd.	828	11,995
	AudioCodes Ltd.	28,045	317,585
#	Aura Investments Ltd.	469,493	1,334,570
	Automatic Bank Services Ltd.	16,866	70,641
*	Avgol Industries 1953 Ltd.	468,925	195,175
*	Azorim-Investment Development & Construction Co. Ltd.	522,253	2,190,452
	Bet Shemesh Engines Holdings 1997 Ltd.	32,210	1,104,233
	Blue Square Real Estate Ltd.	36,270	2,328,190
*	Brack Capital Properties NV	17,073	936,653
	Carasso Motors Ltd.	143,006	629,158
*	Cellcom Israel Ltd.	502,891	2,057,931
*	Ceragon Networks Ltd.	266,244	654,960
# *	Clal Insurance Enterprises Holdings Ltd.	327,961	5,102,922
# *	Compugen Ltd.	113,943	288,016
#	Danel Adir Yeoshua Ltd.	24,156	2,091,003
	Danya Cebus Ltd.	408	10,006
#	Delek Automotive Systems Ltd.	258,123	1,544,370
	Delta Galil Ltd.	71,511	3,300,825
	Dor Alon Energy in Israel 1988 Ltd.	10,173	194,394
*	Doral Group Renewable Energy Resources Ltd.	5,383	11,993
*	El Al Israel Airlines	60,157	63,312
	Electra Consumer Products 1970 Ltd.	43,442	926,362
#	Electra Real Estate Ltd.	53,762	547,081
*	Ellomay Capital Ltd.	2,597	40,963
*	Equital Ltd.	130,530	3,714,692
	FMS Enterprises Migun Ltd.	19,186	682,807
	Formula Systems 1985 Ltd.	64,490	4,319,943
	Formula Systems 1985 Ltd., Sponsored ADR	640	43,654
	Fox Wizel Ltd.	46,696	3,308,900
	Gav-Yam Lands Corp. Ltd.	349,650	2,842,532
*	Gilat Satellite Networks Ltd.	223,468	1,409,090
*	Hagag Group Real Estate Development	24,932	94,789
	Hilan Ltd.	107,013	5,948,303
	IDI Insurance Co. Ltd.	40,336	1,204,709
*	IES Holdings Ltd.	1,768	110,737

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ilex Medical Ltd.	4,067	$68,609
	Inrom Construction Industries Ltd.	394,161	1,205,705
	Isracard Ltd.	235,682	845,900
	Israel Canada T.R Ltd.	220,206	742,717
	Israel Land Development Co. Ltd.	87,203	776,750
	Israel Shipyards Industries Ltd.	580	11,420
	Isras Investment Co. Ltd.	6,544	1,380,862
#	Issta Ltd.	16,875	331,942
# *	Kamada Ltd.	203,071	1,151,210
	Kardan Real Estate Enterprise & Development Ltd.	43,634	47,575
	Kenon Holdings Ltd.	14,579	360,019
	Kerur Holdings Ltd.	32,360	591,286
# *	Klil Industries Ltd.	5,696	298,427
#	Kvutzat Acro Ltd.	3,203	36,855
	Lahav L.R. Real Estate Ltd.	9,407	8,855
	Lapidoth Capital Ltd.	1,086	16,291
	Levinstein Properties Ltd.	1,526	28,465
	M Yochananof & Sons Ltd.	5,479	245,603
	Magic Software Enterprises Ltd.	146,061	1,481,336
	Malam - Team Ltd.	10,222	134,559
	Matrix IT Ltd.	218,373	4,111,260
	Max Stock Ltd.	30,095	61,380
	Maytronics Ltd.	186,835	2,049,887
	Mediterranean Towers Ltd.	422,641	1,085,416
#	Mega Or Holdings Ltd.	90,058	2,058,052
	Meitav Investment House Ltd.	172,756	738,550
#	Menora Mivtachim Holdings Ltd.	186,995	4,697,505
	Meshulam Levinstein Contracting & Engineering Ltd.	458	36,994
#	Migdal Insurance & Financial Holdings Ltd.	2,103,654	2,329,653
*	Mivtach Shamir Holdings Ltd.	29,751	869,497
	Mizrahi Tefahot Bank Ltd.	1	39
	Naphtha Israel Petroleum Corp. Ltd.	197,995	989,330
	Nawi Brothers Ltd.	71,549	460,175
*	Nayax Ltd.	625	15,263
*	Neto Malinda Trading Ltd.	4,663	62,248
*	Neto ME Holdings Ltd.	3,661	58,848
	Next Vision Stabilized Systems Ltd.	10,425	111,479
	Novolog Ltd.	200,415	79,023
	Oil Refineries Ltd.	11,569,856	3,990,647
	One Software Technologies Ltd.	53,446	671,924
	Palram Industries 1990 Ltd.	1,112	11,754
# *	Partner Communications Co. Ltd.	717,998	3,319,840
	Paz Oil Co. Ltd.	62,211	5,113,761
*	Perion Network Ltd.	43,156	1,280,350
	Plasson Industries Ltd.	19,907	759,885
	Prashkovsky Investments & Construction Ltd.	12,230	274,095
*	Priortech Ltd.	9,623	373,707
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,361	3,040,915
#	Rani Zim Shopping Centers Ltd.	26,927	21,616
	Retailors Ltd.	2,754	54,693
*	Scope Metals Group Ltd.	47,550	1,474,492
*	Shikun & Binui Ltd.	26,345	68,746
*	Shufersal Ltd.	34,008	182,469
	Summit Real Estate Holdings Ltd.	216,295	2,862,504
	Suny Cellular Communication Ltd.	187,376	50,494
	Tadiran Group Ltd.	16,406	1,089,375
Ω	Tamar Petroleum Ltd.	44,696	224,853
	Tel Aviv Stock Exchange Ltd.	23,538	145,832
	Telsys Ltd.	249	16,269

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Tera Light Ltd.	45,638	$90,577
	Tiv Taam Holdings 1 Ltd.	39,749	55,400
#	Victory Supermarket Chain Ltd.	5,213	56,634
	YH Dimri Construction & Development Ltd.	21,042	1,550,827
TOTAL ISRAEL			116,140,104
ITALY — (10.6%)
	A2A SpA	10,113,042	20,050,758
	Abitare In SpA	1,909	10,113
	ACEA SpA	278,123	4,388,950
# *	Aeffe SpA	177,250	174,522
	Amplifon SpA	248,124	8,098,398
Ω	Anima Holding SpA	1,678,832	7,577,320
#	Aquafil SpA	83,333	290,891
	Arnoldo Mondadori Editore SpA	1,088,121	2,788,831
	Ascopiave SpA	432,784	1,048,820
# *	Avio SpA	85,821	761,624
	Azimut Holding SpA	751,074	20,938,971
	Banca Generali SpA	435,216	16,591,691
	Banca IFIS SpA	237,598	4,112,532
	Banca Mediolanum SpA	641,478	6,564,710
*	Banca Monte dei Paschi di Siena SpA	3,231,554	11,341,898
	Banca Popolare di Sondrio SPA	2,712,497	20,609,570
#	Banca Profilo SpA	1,711,765	378,774
Ω	Banca Sistema SpA	335,410	466,600
	Banco BPM SpA	8,078,994	43,588,532
	Banco di Desio e della Brianza SpA	241,954	1,005,564
Ω	BFF Bank SpA	642,485	6,943,107
	Biesse SpA	31,210	409,904
#	BPER Banca	6,542,561	23,598,113
	Brembo SpA	38,992	480,257
	Brunello Cucinelli SpA	239,655	23,758,647
	Buzzi SpA	635,851	21,612,593
	Cairo Communication SpA	380,269	739,456
# Ω	Carel Industries SpA	72,529	1,756,360
	Cembre SpA	479	20,718
	Cementir Holding NV	371,783	3,987,149
*	CIR SpA-Compagnie Industriali	2,514,714	1,153,200
	Credito Emiliano SpA	555,182	5,046,829
	d'Amico International Shipping SA	279,975	1,869,049
	Danieli & C Officine Meccaniche SpA	121,060	2,938,296
	Danieli & C Officine Meccaniche SpA	106,476	3,610,719
	Datalogic SpA	30,430	198,761
	De' Longhi SpA	258,054	8,358,146
	DiaSorin SpA	14,457	1,329,451
#	Digital Bros SpA	34,830	388,988
	Digital Value SpA	298	20,886
# Ω	doValue SpA	91,134	241,363
	Elica SpA	166,709	416,709
	Emak SpA	376,132	426,478
Ω	Enav SpA	615,020	2,276,139
	ERG SpA	166,279	4,875,716
	Esprinet SpA	220,835	1,264,390
*	Eurotech SpA	207,209	493,239
	Fila SpA	148,509	1,405,879
# *	Fincantieri SpA	2,290,874	1,212,532
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,387,892	662,993
	Gefran SpA	35,925	332,294

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
# *	Geox SpA	356,231	$291,785
	GPI SpA	16,644	167,989
	Gruppo MutuiOnline SpA	124,312	4,291,376
	Hera SpA	5,499,110	19,371,311
	IMMSI SpA	1,037,733	681,109
	Intercos SpA	3,815	59,642
	Interpump Group SpA	410,162	20,274,894
	Iren SpA	4,373,561	9,179,101
	Italgas SpA	3,355,608	19,131,661
	Italmobiliare SpA	77,892	2,320,199
*	Iveco Group NV	1,173,817	12,526,219
#	IVS Group SA	116,966	709,424
	Leonardo SpA	2,585,548	45,128,314
	LU-VE SpA	5,064	127,738
	Maire Tecnimont SpA	1,232,552	6,405,596
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	1,003,807	2,558,476
*	Newlat Food SpA	24,212	209,258
	Openjobmetis SpA agenzia per il lavoro	63,079	1,096,553
	Orsero SpA	26,857	503,398
Ω	OVS SpA	1,489,463	3,547,910
	Pharmanutra SpA	4,711	315,201
	Piaggio & C SpA	1,288,486	4,283,262
Ω	Pirelli & C SpA	2,342,202	12,693,386
Ω	RAI Way SpA	612,982	3,351,821
	Reply SpA	147,826	20,268,480
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	779,898
*	Sabaf SpA	61,986	1,185,261
# *	Safilo Group SpA	204,731	244,916
*	Saipem SpA	2	3
	Salcef Group SpA	1,182	30,052
	Salvatore Ferragamo SpA	214,047	2,730,097
	Sanlorenzo SpA	12,280	585,803
	Saras SpA	3,465,967	5,868,339
# *	Seri Industrial SpA	3,574	11,448
	Sesa SpA	52,251	7,089,826
*	Sogefi SpA	351,319	711,164
	SOL SpA	231,248	6,655,440
	Spaxs SpA	217,376	1,199,004
	Tamburi Investment Partners SpA	851,687	8,316,366
Ω	Technogym SpA	918,805	9,098,701
# *	Telecom Italia SpA	50,212,502	15,119,437
# *	Tesmec SpA	313,747	39,066
	Tinexta Spa	16,154	341,612
*	Tod's SpA	22,919	840,204
	TXT e-solutions SpA	5,046	115,557
# Ω	Unieuro SpA	105,971	1,107,673
	Unipol Gruppo SpA	3,064,314	19,028,186
	UnipolSai Assicurazioni SpA	412,679	1,092,034
	Webuild SpA	1,420,157	2,987,131
	Wiit SpA	6,648	132,547
	Zignago Vetro SpA	190,091	2,777,117
TOTAL ITALY			570,198,415
NETHERLANDS — (4.9%)
	Aalberts NV	654,734	26,037,664
	Acomo NV	46,336	881,077
	AFC Ajax NV	13,955	158,126
# * Ω	Alfen NV	73,700	4,456,899

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Allfunds Group PLC	221,871	$1,590,636
	AMG Critical Materials NV	179,177	3,802,457
	Aperam SA	294,304	9,069,310
	Arcadis NV	518,635	28,473,811
	ASR Nederland NV	32,130	1,514,174
# *	Avantium NV	12,128	32,530
Ω	B&S Group SARL	16,023	64,915
# * Ω	Basic-Fit NV	291,843	8,450,207
	BE Semiconductor Industries NV	352,392	52,956,865
	Brunel International NV	136,345	1,516,771
	Corbion NV	349,347	6,764,879
Ω	CTP NV	118,290	2,018,512
# *	Ebusco Holding NV	2,604	11,234
*	Fastned BV	409	12,127
	Flow Traders Ltd.	197,621	3,544,218
	ForFarmers NV	203,933	524,040
*	Fugro NV	635,970	11,741,810
	IMCD NV	3,599	549,354
*	InPost SA	321,832	4,833,859
#	Kendrion NV	83,408	1,037,309
	Koninklijke BAM Groep NV	1,597,031	4,409,059
	Koninklijke Heijmans NV, CVA	145,097	2,099,173
	Koninklijke Vopak NV	336,864	10,523,178
*	Lucas Bols NV	24,022	462,941
#	MFE-MediaForEurope NV, Class B	406,270	1,465,541
	Nedap NV	33,400	2,293,105
	OCI NV	372,901	10,651,538
*	Pharming Group NV	3,391,761	4,275,933
	PostNL NV	1,827,096	2,662,444
	SBM Offshore NV	948,274	12,072,351
# *	SIF Holding NV	40,013	452,791
Ω	Signify NV	719,081	21,561,389
	Sligro Food Group NV	124,306	1,930,918
* ††	SRH NV	705,718	0
	TKH Group NV	255,928	10,305,639
*	TomTom NV	408,253	2,764,243
	Van Lanschot Kempen NV	164,832	4,962,703
*	Vivoryon Therapeutics NV	5,400	51,277
TOTAL NETHERLANDS			262,987,007
NORWAY — (1.9%)
	2020 Bulkers Ltd.	81,564	1,090,678
	ABG Sundal Collier Holding ASA	1,989,504	1,192,576
	AF Gruppen ASA	3,180	35,224
# *	Akastor ASA	736,801	774,121
*	Aker BioMarine ASA	16,523	71,505
# *	Aker Carbon Capture ASA	339,294	334,522
	AMSC ASA	262,021	696,142
*	Archer Ltd.	305,147	28,954
*	ArcticZymes Technologies ASA	83,850	320,748
	Arendals Fossekompani ASA	1,452	21,814
	Atea ASA	374,402	4,989,212
*	Atlantic Sapphire ASA	146	24
	Austevoll Seafood ASA	107,347	778,187
Ω	Avance Gas Holding Ltd.	55,302	643,339
*	Axactor ASA	689,478	318,551
	B2 Impact ASA	964,373	672,899
	Belships ASA	352,180	731,966
*	Bluenord ASA	21,277	1,014,595

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Bonheur ASA	137,587	$2,828,782
	Borregaard ASA	438,393	7,455,434
	Bouvet ASA	69,946	410,686
Ω	BW LPG Ltd.	438,052	5,391,186
	BW Offshore Ltd.	585,734	1,339,448
*	Cadeler AS	129,669	595,557
*	Cloudberry Clean Energy ASA	27,190	26,046
# * Ω	Crayon Group Holding ASA	296,450	2,492,194
	DNO ASA	3,077,532	2,696,859
Ω	Elkem ASA	324,674	673,701
Ω	Elmera Group ASA	18,603	56,982
	Elopak ASA	23,960	68,405
Ω	Europris ASA	1,144,627	8,579,096
	FLEX LNG Ltd.	134,727	4,013,029
	Gram Car Carriers ASA	3,005	64,824
#	Grieg Seafood ASA	282,235	1,772,044
*	Hexagon Composites ASA	664,121	1,483,992
# *	Hexagon Purus ASA	235,168	177,077
	Hoegh Autoliners ASA	31,483	316,142
Ω	Kid ASA	42,188	534,524
	Kitron ASA	613,487	1,867,309
Ω	Klaveness Combination Carriers ASA	2,957	29,978
*	Kongsberg Automotive ASA	2,908,199	492,353
*	LINK Mobility Group Holding ASA	138,781	246,484
	Magnora ASA	9,990	27,921
	Medistim ASA	2,163	43,731
*	Morrow Bank ASA	33,724	12,500
	MPC Container Ships ASA	1,574,699	2,367,102
Ω	Multiconsult ASA	2,534	30,961
# *	NEL ASA	663,640	331,327
# Ω	Norske Skog ASA	337,184	1,161,922
*	Northern Ocean Ltd.	64,314	50,529
# *	Norwegian Air Shuttle ASA	842,208	1,031,136
*	NRC Group ASA	38,228	38,029
# *	Nykode Therapeutics ASA	113,179	193,657
	Odfjell Drilling Ltd.	636,267	2,359,067
	Odfjell SE, Class A	138,332	1,892,100
	Odfjell Technology Ltd.	107,420	572,143
*	OKEA ASA	183,589	401,234
Ω	Okeanis Eco Tankers Corp.	52,853	1,539,795
	Olav Thon Eiendomsselskap ASA	62,764	1,185,168
*	Otello Corp. ASA	13,451	10,216
	Panoro Energy ASA	159,274	400,690
	Pareto Bank ASA	52,111	273,297
*	Pexip Holding ASA	22,301	52,443
*	PGS ASA	4,712,870	2,948,980
*	PhotoCure ASA	67,626	417,591
# * Ω	poLight ASA	5,744	8,017
	Protector Forsikring ASA	430,646	7,716,272
	Rana Gruber ASA	8,038	59,677
# *	REC Silicon ASA	1,915,481	2,238,163
*	Salmon Evolution ASA	105,996	71,578
*	SATS ASA	20,118	36,130
* Ω	Scatec ASA	257,494	1,914,637
*	SD Standard ETC PLC	271,994	43,141
	Selvaag Bolig ASA	290,150	871,749
* Ω	Shelf Drilling Ltd.	407,574	1,158,224
*	Siem Offshore, Inc.	10,249	24,365
# *	Solstad Offshore ASA	37,831	126,916

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Sparebank 1 Oestlandet	31,527	$366,708
	SpareBank 1 Sorost-Norge	1,788	10,577
	Stolt-Nielsen Ltd.	57,789	2,160,038
#	TGS ASA	41,162	400,825
# *	Ultimovacs ASA	40,457	539,004
	Veidekke ASA	638,830	5,828,341
*	Volue ASA	6,103	12,873
*	Vow ASA	9,797	9,536
	Wilh Wilhelmsen Holding ASA, Class A	68,812	2,403,357
* Ω	XXL ASA	3,291,486	346,226
TOTAL NORWAY			101,015,082
PORTUGAL — (0.9%)
	Altri SGPS SA	472,047	2,301,097
*	Banco Comercial Portugues SA, Class R	49,853,259	14,502,133
	Corticeira Amorim SGPS SA	119,968	1,224,816
	CTT-Correios de Portugal SA	491,944	1,951,944
# *	Greenvolt-Energias Renovaveis SA	156,250	1,362,306
	Ibersol SGPS SA	53,995	389,908
	Mota-Engil SGPS SA	733,051	4,204,415
	Navigator Co. SA	1,800,047	7,417,157
	NOS SGPS SA	994,629	3,521,698
	REN - Redes Energeticas Nacionais SGPS SA	2,892,034	7,105,662
	Semapa-Sociedade de Investimento e Gestao	1,972	30,512
	Sonae SGPS SA	6,586,941	6,367,791
TOTAL PORTUGAL			50,379,439
SPAIN — (6.0%)
#	Acerinox SA	1,095,358	11,563,898
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	31,209	596,669
	Alantra Partners SA	60,724	587,670
	Almirall SA	461,737	4,379,983
# *	Amper SA	7,369,582	651,735
	Applus Services SA	874,505	10,569,751
	Atresmedia Corp. de Medios de Comunicacion SA	500,852	2,013,085
	Azkoyen SA	67,253	458,007
	Banco de Sabadell SA	35,081,456	45,533,487
	Bankinter SA	4,245,482	26,212,112
	Cia de Distribucion Integral Logista Holdings SA	408,960	11,567,424
	CIE Automotive SA	373,265	9,847,782
	Construcciones y Auxiliar de Ferrocarriles SA	118,448	4,257,088
*	Distribuidora Internacional de Alimentacion SA	4,617,030	59,836
#	Ebro Foods SA	524,137	8,709,533
*	eDreams ODIGEO SA	437,200	3,321,010
	Elecnor SA	203,311	4,160,594
	Enagas SA	1,457,648	23,730,191
#	Ence Energia y Celulosa SA	831,813	2,630,053
	Ercros SA	590,023	1,576,055
	Faes Farma SA	1,843,460	6,057,936
	Fluidra SA	517,281	11,198,726
Ω	Gestamp Automocion SA	830,367	2,754,394
Ω	Global Dominion Access SA	591,401	2,284,990
# *	Grenergy Renovables SA	7,453	260,015
*	Grifols SA	141,694	1,543,437
	Grupo Catalana Occidente SA	268,886	9,637,599
#	Grupo Empresarial San Jose SA	141,180	628,751
	Iberpapel Gestion SA	47,911	933,345

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Indra Sistemas SA	876,621	$15,563,724
#	Laboratorio Reig Jofre SA	15,086	38,315
	Laboratorios Farmaceuticos Rovi SA	127,768	8,812,478
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,369,919	3,523,012
	Mapfre SA	4,039,315	8,894,223
*	Melia Hotels International SA	610,756	4,132,418
# Ω	Metrovacesa SA	27,648	241,209
	Miquel y Costas & Miquel SA	185,363	2,258,994
Ω	Neinor Homes SA	102,557	1,156,362
# *	Obrascon Huarte Lain SA	1,640,095	718,545
*	Oryzon Genomics SA	35,547	73,751
#	Pharma Mar SA	48,952	2,043,422
	Prim SA	40,283	449,518
*	Promotora de Informaciones SA, Class A	1,330,083	415,272
Ω	Prosegur Cash SA	445,278	242,025
	Prosegur Compania de Seguridad SA	1,128,741	2,135,764
	Realia Business SA	1,667,905	1,900,713
	Renta 4 Banco SA	442	4,767
	Sacyr SA	2,825,796	9,315,937
	Sacyr SA	56,515	186,648
*	Solaria Energia y Medio Ambiente SA	511,046	7,545,145
# *	Soltec Power Holdings SA	58,317	188,539
Ω	Talgo SA	548,128	2,477,603
*	Tecnicas Reunidas SA	267,384	2,246,009
	Tubacex SA	712,576	2,623,410
# *	Tubos Reunidos SA	34,204	27,390
Ω	Unicaja Banco SA	7,318,410	6,997,455
#	Vidrala SA	134,680	13,498,992
	Viscofan SA	267,269	15,647,957
	Vocento SA	352,577	203,023
TOTAL SPAIN			321,287,776
SWEDEN — (6.1%)
Ω	AcadeMedia AB	465,767	2,543,457
	AddLife AB, Class B	366,775	3,953,276
#	Addnode Group AB	462,834	4,145,167
	AFRY AB	404,356	5,583,807
Ω	Alimak Group AB	379,232	3,342,128
	Alleima AB	201,835	1,339,930
	Alligo AB, Class B	147,196	1,869,144
Ω	Ambea AB	261,658	1,328,436
# *	Annehem Fastigheter AB, Class B	142,899	260,456
#	AQ Group AB	3,218	168,173
	Arise AB	17,654	77,161
	Arjo AB, Class B	1,151,712	5,390,685
	Atrium Ljungberg AB, Class B	56,692	1,132,460
* Ω	Attendo AB	679,016	2,656,445
	Beijer Alma AB	291,424	5,134,865
	Bergman & Beving AB	207,826	3,631,102
*	Besqab AB	65,886	204,415
	Betsson AB, Class B	886,384	9,646,620
# *	Better Collective AS	100,481	2,812,473
# *	BHG Group AB	509,192	828,050
	Bilia AB, Class A	580,862	7,022,262
* Ω	BioArctic AB	10,362	224,752
*	BioInvent International AB	39,595	61,907
	Biotage AB	212,734	3,023,732
	Bjorn Borg AB	13,009	60,668
# *	Bonava AB, Class B	506,948	571,556

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
* Ω	Boozt AB	5,339	$62,388
Ω	Bravida Holding AB	610,613	4,630,108
	Bufab AB	219,025	7,757,094
	Bulten AB	92,106	642,830
	Bure Equity AB	350,573	10,012,847
*	Byggmax Group AB	367,703	1,274,208
*	Camurus AB	22,448	1,112,868
	Catella AB	89,746	261,132
	Catena AB	186,944	7,970,676
# *	Catena Media PLC	330,046	316,183
*	Cavotec SA	79,682	108,641
	Cellavision AB	52,084	1,007,925
	Cibus Nordic Real Estate AB publ	65,546	772,285
*	Cint Group AB	33,838	37,448
	Clas Ohlson AB, Class B	256,541	3,650,720
	Cloetta AB, Class B	1,376,665	2,477,949
	Concentric AB	339,818	5,585,053
Ω	Coor Service Management Holding AB	471,525	1,986,825
	Corem Property Group AB, Class B	3,766,156	3,794,480
	Dedicare AB, Class B	6,297	64,313
	Dios Fastigheter AB	770,250	5,974,468
Ω	Dometic Group AB	173,379	1,379,735
* Ω	Dustin Group AB	1,981,572	2,214,325
	Eastnine AB	126,421	2,032,128
	Elanders AB, Class B	74,315	717,048
	Electrolux Professional AB, Class B	531,852	2,825,961
* Ω	Eltel AB	206,068	142,139
# *	Enea AB	93,388	478,667
	Engcon AB	3,667	29,344
	Eolus Vind AB, Class B	37,209	299,601
	Ependion AB	93,898	880,725
	Ework Group AB	39,522	552,690
	Fagerhult Group AB	321,594	2,048,318
#	FastPartner AB, Class A	29,606	186,754
	FastPartner AB, Class D	35	195
	Fenix Outdoor International AG	20,271	1,446,985
#	G5 Entertainment AB	35,534	552,474
	Granges AB	828,803	8,218,133
	Hanza AB	57,342	436,075
	Heba Fastighets AB, Class B	281,851	884,972
	Hemnet Group AB	68,229	1,842,033
#	Hexatronic Group AB	188,356	395,098
#	HMS Networks AB	139,598	6,141,621
* Ω	Hoist Finance AB	271,501	903,249
*	Humana AB	135,681	341,599
	IAR Systems Group AB	1,213	14,966
	Instalco AB	649,590	2,597,508
# *	International Petroleum Corp.	483,334	5,333,859
#	Intrum AB	132,234	781,852
	INVISIO AB	5,035	97,725
	Inwido AB	484,214	5,914,882
#	JM AB	452,465	7,367,890
*	Karnov Group AB	110,403	596,092
# *	K-fast Holding AB	20,521	47,702
	Kindred Group PLC, SDR	25,445	299,340
	KNOW IT AB	162,436	2,184,376
	Lagercrantz Group AB, Class B	641,158	8,382,327
#	Lime Technologies AB	16,278	530,600
	Lindab International AB	590,814	11,218,789

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Loomis AB	275,042	$7,530,095
# *	Maha Energy AB	148,058	122,873
*	Medcap AB	7,763	282,885
	Medicover AB, Class B	4,686	77,280
	MEKO AB	236,783	2,397,522
	MIPS AB	3,159	104,945
*	Modern Times Group MTG AB, Class B	539,225	4,127,235
	Momentum Group AB	146,025	1,910,772
Ω	Munters Group AB	34,932	557,558
	Mycronic AB	404,094	11,239,408
	NCAB Group AB	226,582	1,465,433
	NCC AB, Class B	412,619	5,269,176
	Nederman Holding AB	36,220	636,362
*	Net Insight AB, Class B	1,794,044	913,874
#	New Wave Group AB, Class B	828,917	7,361,909
	Nilorngruppen AB, Class B	7,191	42,087
*	Nobia AB	820,940	871,583
	Nolato AB, Class B	1,475,213	7,144,335
	Nordic Paper Holding AB	31,522	134,634
#	Nordic Waterproofing Holding AB	83,900	1,357,635
*	Norion Bank AB	308,342	1,221,067
*	Norva24 Group AB	4,692	12,313
*	Note AB	58,972	833,527
	NP3 Fastigheter AB	175,554	3,458,555
	Nyfosa AB	1,209,815	10,821,048
	OEM International AB, Class B	303,865	2,871,635
# *	Orron Energy ab	670,464	461,165
# *	Ovzon AB	568	540
*	OX2 AB	151,460	720,644
	Pandox AB	22,417	307,388
	Peab AB, Class B	473,698	2,338,618
	Platzer Fastigheter Holding AB, Class B	278,766	2,270,892
	Prevas AB, Class B	8,542	98,704
*	Pricer AB, Class B	757,103	513,847
	Proact IT Group AB	191,163	1,710,368
	Ratos AB, Class B	1,292,440	4,260,260
*	RaySearch Laboratories AB	154,265	1,355,498
	Rejlers AB	948	11,150
Ω	Resurs Holding AB	704,736	968,447
	Rottneros AB	672,020	819,691
	Scandi Standard AB	369,860	2,255,697
# * Ω	Scandic Hotels Group AB	1,050,414	4,839,433
*	Sdiptech AB, Class B	53,104	1,317,976
*	Sedana Medical AB	12,684	26,135
	Sensys Gatso Group AB	43,904	309,782
# * Ω	Sinch AB	698,345	2,144,617
	SkiStar AB	316,007	3,969,103
	Solid Forsakring AB	86,686	483,861
*	Stendorren Fastigheter AB	6,293	113,072
*	Stillfront Group AB	1,732,137	1,795,091
	Storskogen Group AB, Class B	1,595,719	1,101,527
	Synsam AB	6,290	27,983
	Systemair AB	368,850	2,649,671
	Tethys Oil AB	138,699	546,490
*	TF Bank AB	5,604	93,909
	Troax Group AB	228,377	4,961,391
# *	Truecaller AB, Class B	246,160	727,827
	VBG Group AB, Class B	35,320	869,082
*	Viaplay Group AB	16,129	3,696

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Vitec Software Group AB, Class B	55,133	$3,062,402
	Vitrolife AB	54,063	890,060
	Volati AB	6,339	69,248
	XANO Industri AB, Class B	5,023	38,535
TOTAL SWEDEN			327,730,891
SWITZERLAND — (18.7%)
	Accelleron Industries AG	128,198	4,102,303
	Adecco Group AG	585,919	25,336,931
	Allreal Holding AG	122,211	21,737,840
	ALSO Holding AG	46,377	13,577,635
*	Aluflexpack AG	721	6,627
*	ams-OSRAM AG	5,343,211	12,505,448
	APG SGA SA	8,182	1,793,289
	Arbonia AG	308,639	3,573,878
*	Aryzta AG	5,922,277	10,629,751
	Ascom Holding AG	202,649	1,728,091
# *	Autoneum Holding AG	24,343	3,617,178
*	Avolta AG	554,235	21,174,457
	Baloise Holding AG	98,975	15,810,376
	Banque Cantonale de Geneve	9,563	2,619,494
	Banque Cantonale du Jura SA	3,848	249,572
	Banque Cantonale Vaudoise	113,639	14,549,925
	Barry Callebaut AG	3,060	4,469,458
*	Basilea Pharmaceutica AG	27,347	1,072,128
	Belimo Holding AG	64,836	30,232,337
	Bell Food Group AG	14,593	4,278,846
	Bellevue Group AG	48,912	1,339,605
	Berner Kantonalbank AG	31,172	8,695,945
	BKW AG	142,806	22,687,359
	Bossard Holding AG, Class A	43,144	10,324,602
	Bucher Industries AG	53,084	22,484,595
	Burckhardt Compression Holding AG	13,047	7,299,369
	Burkhalter Holding AG	25,273	2,578,122
	Bystronic AG	8,214	4,115,703
#	Calida Holding AG	34,242	1,090,739
	Carlo Gavazzi Holding AG	3,115	1,129,786
	Cembra Money Bank AG	195,981	15,110,518
# *	Cicor Technologies Ltd.	15,422	884,584
	Cie Financiere Tradition SA	10,123	1,403,783
	Clariant AG	1,263,131	16,170,193
	Coltene Holding AG	25,883	1,704,175
	Comet Holding AG	43,350	14,293,094
	COSMO Pharmaceuticals NV	13,410	994,281
	Daetwyler Holding AG	21,211	4,312,860
	DKSH Holding AG	234,221	16,389,569
# *	DocMorris AG	4,404	410,854
	dormakaba Holding AG	23,141	11,592,254
	EFG International AG	675,403	8,673,194
	Emmi AG	15,716	16,464,453
	Energiedienst Holding AG	83,637	3,882,491
#	Feintool International Holding AG	39,987	823,451
	Flughafen Zurich AG	143,958	29,702,274
	Forbo Holding AG	8,340	9,805,932
	Fundamenta Real Estate AG	3,191	63,022
Ω	Galenica AG	289,311	25,512,177
*	GAM Holding AG	1,147,546	490,032
	Georg Fischer AG	616,034	41,230,219
# *	Gurit Holding AG, Class BR	28,958	2,522,577

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Helvetia Holding AG	258,089	$37,273,328
	Hiag Immobilien Holding AG	23,651	2,077,832
*	HOCHDORF Holding AG	3,444	49,736
	Huber & Suhner AG	108,834	7,805,889
	Hypothekarbank Lenzburg AG	6	30,334
	Implenia AG	84,908	3,014,334
# *	Ina Invest Holding AG	28,755	572,398
	Inficon Holding AG	14,761	22,405,356
	Interroll Holding AG	4,787	13,981,830
	Intershop Holding AG	10,830	7,770,339
	Investis Holding SA	5,933	679,626
	Jungfraubahn Holding AG	18,502	3,639,005
	Kardex Holding AG	49,202	12,496,443
	Komax Holding AG	22,696	4,364,423
*	Kudelski SA	217,692	314,050
	Landis+Gyr Group AG	94,470	7,746,212
	LEM Holding SA	3,906	8,912,444
	Liechtensteinische Landesbank AG	64,467	5,120,284
	Luzerner Kantonalbank AG	118,337	9,846,964
Ω	Medacta Group SA	11,827	1,769,939
Ω	Medmix AG	143,988	2,874,535
	Meier Tobler Group AG	45,826	1,973,444
	Metall Zug AG, Class B	1,134	1,896,875
	Mikron Holding AG	9,944	192,365
	Mobilezone Holding AG	305,440	4,690,688
	Mobimo Holding AG	62,895	18,581,584
* Ω	Montana Aerospace AG	1,480	28,901
	Novavest Real Estate AG	1,614	65,349
	OC Oerlikon Corp. AG	1,084,366	4,725,487
# *	Orascom Development Holding AG	93,520	520,394
#	Orell Fuessli AG	5,028	428,610
	Orior AG	40,030	3,090,868
*	Phoenix Mecano AG	4,329	2,311,759
	Plazza AG, Class A	7,090	2,530,170
# * Ω	PolyPeptide Group AG	11,760	215,861
	PSP Swiss Property AG	337,750	44,953,527
	Rieter Holding AG	14,749	1,551,763
	Romande Energie Holding SA	66,750	4,252,303
	Schweiter Technologies AG	5,975	3,277,974
*	Schweizerische Nationalbank	23	109,360
* Ω	Sensirion Holding AG	12,033	1,001,358
	SFS Group AG	124,193	14,910,562
	Siegfried Holding AG	32,456	32,330,970
	SIG Group AG	124,918	2,614,809
	SKAN Group AG	4,305	379,847
	Softwareone Holding AG	203,717	3,818,177
	St Galler Kantonalbank AG	17,652	10,215,874
	Stadler Rail AG	90,673	2,894,430
#	StarragTornos Group AG	2,819	150,191
	Sulzer AG	139,983	13,522,672
	Swiss Prime Site AG	182,651	18,499,869
# *	Swiss Steel Holding AG	3,362,368	341,193
	Swissquote Group Holding SA	82,376	20,674,143
	Temenos AG	356,673	36,298,753
	Thurgauer Kantonalbank	3,152	434,103
	TX Group AG	18,616	2,804,059
	u-blox Holding AG	46,477	4,580,624
	Valiant Holding AG	100,956	12,091,538
Ω	VAT Group AG	55,891	26,018,871

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vaudoise Assurances Holding SA	6,822	$3,463,478
	Vetropack Holding AG	68,754	2,990,950
	Vontobel Holding AG	217,671	14,337,797
	VP Bank AG, Class A	21,694	2,335,272
	VZ Holding AG	91,061	10,727,838
*	V-ZUG Holding AG	11,004	771,924
	Walliser Kantonalbank	19,368	2,444,885
	Warteck Invest AG	58	123,110
	Ypsomed Holding AG	10,709	3,780,152
	Zehnder Group AG	82,191	4,898,252
	Zug Estates Holding AG, Class B	1,193	2,294,524
	Zuger Kantonalbank AG	704	6,272,597
TOTAL SWITZERLAND			1,003,412,781
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	110,648	692,242
	Noble Corp. PLC	5,278	231,202
TOTAL UNITED STATES			923,444
TOTAL COMMON STOCKS			5,143,588,696
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 0.401%	54,066	2,779,065
	FUCHS SE, 2.629%	476,880	20,903,331
	Jungheinrich AG, 2.184%	346,549	11,664,625
	Sixt SE, 9.669%	118,586	8,121,374
	STO SE & Co. KGaA, 3.439%	16,514	2,608,789
	Villeroy & Boch AG, 6.667%	41,086	799,218
TOTAL GERMANY			46,876,402
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights	497,492	0
* ††	S Immo AG Rights	346,922	0
*	Strabag SE Rights	107,907	0
ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0
NETHERLANDS — (0.0%)
# *	Avantium NV Rights 02/08/2024	12,128	3,028
SWEDEN — (0.0%)
*	Viaplay Group AB Rights 02/02/2024	177,419	23,902
TOTAL RIGHTS/WARRANTS			26,930
TOTAL INVESTMENT SECURITIES (Cost $4,214,352,647)			5,190,492,028

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@ §	The DFA Short Term Investment Fund	15,176,699	175,564,056
TOTAL INVESTMENTS — (100.0%)
(Cost $4,389,910,743)^^			$5,366,056,084

The Continental Small Company Series
CONTINUED
ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$175,372,518	—	$175,372,518
Belgium	$784,154	203,631,063	—	204,415,217
Denmark	—	354,750,493	—	354,750,493
Finland	—	270,072,131	—	270,072,131
France	—	613,345,273	—	613,345,273
Germany	4,844	726,426,539	—	726,431,383
Ireland	—	45,126,742	—	45,126,742
Israel	728,805	115,411,299	—	116,140,104
Italy	—	570,198,415	—	570,198,415
Netherlands	—	262,987,007	—	262,987,007
Norway	—	101,015,082	—	101,015,082
Portugal	—	50,379,439	—	50,379,439
Spain	—	321,287,776	—	321,287,776
Sweden	—	327,730,891	—	327,730,891
Switzerland	—	1,003,412,781	—	1,003,412,781
United States	—	923,444	—	923,444
Preferred Stocks
Germany	—	46,876,402	—	46,876,402
Rights/Warrants
Netherlands	—	3,028	—	3,028
Sweden	—	23,902	—	23,902
Securities Lending Collateral	—	175,564,056	—	175,564,056
TOTAL	$1,517,803	$5,364,538,281	—	$5,366,056,084

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (3.9%)
	Ambev SA, ADR	1,682,326	$4,407,694
	Atacadao SA	477,889	1,004,122
	B3 SA - Brasil Bolsa Balcao	2,254,471	5,956,529
	Banco Bradesco SA	642,776	1,774,821
	Banco BTG Pactual SA	528,039	3,839,005
	Banco do Brasil SA	402,150	4,582,062
	Banco Santander Brasil SA	145,083	838,977
	BB Seguridade Participacoes SA	353,143	2,441,294
*	BRF SA	427,700	1,204,266
	Caixa Seguridade Participacoes SA	314,095	895,802
	CCR SA	816,987	2,163,505
	Centrais Eletricas Brasileiras SA	400,560	3,299,462
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	167,200	2,661,350
	Cia Energetica de Minas Gerais	215,832	653,456
	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	1,024,021
	Cia Siderurgica Nacional SA	657,600	2,353,312
	Companhia Paranaense de Energia	334,435	605,499
#	Companhia Paranaense de Energia, Sponsored ADR	17,400	141,462
	Companhia Paranaense de Energia, ADR	4,349	31,617
	Cosan SA	926,053	3,414,942
	CPFL Energia SA	123,300	902,401
	Energisa SA	228,135	2,330,436
*	Eneva SA	610,974	1,573,556
	Engie Brasil Energia SA	144,576	1,184,179
	Equatorial Energia SA	567,938	4,061,449
	Gerdau SA, Sponsored ADR	904,054	3,824,149
* Ω	Hapvida Participacoes e Investimentos SA	4,775,809	3,740,138
	Hypera SA	329,591	2,110,835
	Itau Unibanco Holding SA	215,203	1,211,451
	JBS SA	728,613	3,445,705
	Klabin SA	1,379,545	5,928,167
	Localiza Rent a Car SA	248,213	2,711,385
	Lojas Renner SA	106,467	344,905
*	Magazine Luiza SA	721,300	305,734
*	Natura & Co. Holding SA	900,110	2,906,863
	Neoenergia SA	166,742	686,569
	Petroleo Brasileiro SA, Sponsored ADR	511,889	8,394,980
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,889,963
	Petroleo Brasileiro SA	2,733,556	23,261,489
	Porto Seguro SA	177,474	955,717
	PRIO SA	463,979	4,114,040
	Raia Drogasil SA	685,564	3,500,882
Ω	Rede D'Or Sao Luiz SA	209,905	1,150,275
	Rumo SA	407,506	1,896,716
#	Sendas Distribuidora SA, ADR	7,589	105,411
	Sendas Distribuidora SA	434,032	1,196,689
	Suzano SA	715,982	7,459,832
	Telefonica Brasil SA	209,462	2,171,397
	TIM SA	1,093,585	3,827,459
	TOTVS SA	323,491	2,058,057
	Ultrapar Participacoes SA	756,653	4,302,219
	Vale SA	1,672,912	22,879,963
	Vale SA, Sponsored ADR, Class B	332,417	4,550,782
	Vibra Energia SA	894,453	4,287,756

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	735,311	$4,799,765
TOTAL BRAZIL			185,364,512
CHILE — (0.5%)
	Banco de Chile, ADR	126,043	2,800,682
	Banco de Credito e Inversiones SA	57,235	1,515,745
	Banco Santander Chile, ADR	80,705	1,475,287
	Banco Santander Chile	814,687	37,642
	Cencosud SA	1,474,078	2,563,265
	Cencosud Shopping SA	386,028	643,076
	Cia Cervecerias Unidas SA	36,262	219,605
	Cia Cervecerias Unidas SA, Sponsored ADR	6,740	80,273
	Cia Sud Americana de Vapores SA	15,065,911	1,084,281
	Colbun SA	3,132,488	444,137
	Embotelladora Andina SA, ADR, Class B	5,680	85,711
	Empresas CMPC SA	1,309,509	2,133,058
	Empresas Copec SA	251,917	1,600,943
	Enel Americas SA	6,119,171	620,115
	Enel Chile SA	18,982,271	1,139,111
*	Falabella SA	545,778	1,295,413
*	Plaza SA	240,330	332,217
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	3,757,692
TOTAL CHILE			21,828,253
CHINA — (21.9%)
*	360 Security Technology, Inc., Class A	266,700	252,957
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	256,335
	Accelink Technologies Co. Ltd., Class A	45,400	137,781
	ADAMA Ltd., Class A	40,900	34,974
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	53,157
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	143,928
	AECC Aviation Power Co. Ltd., Class A	79,700	348,768
	Agricultural Bank of China Ltd., Class H	14,534,000	5,627,432
	Aier Eye Hospital Group Co. Ltd., Class A	382,105	682,915
*	Air China Ltd., Class H	904,000	505,037
	Aisino Corp., Class A	42,600	51,209
	Alibaba Group Holding Ltd., Sponsored ADR	610,829	44,083,529
	Alibaba Group Holding Ltd.	3,987,600	35,764,680
*	Alibaba Health Information Technology Ltd.	2,966,000	1,089,873
	Aluminum Corp. of China Ltd., Class H	7,864,000	3,832,608
	Amlogic Shanghai Co. Ltd., Class A	8,799	54,412
	Angel Yeast Co. Ltd., Class A	74,500	320,547
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	136,699
	Anhui Conch Cement Co. Ltd., Class H	1,090,000	2,183,195
	Anhui Guangxin Agrochemical Co. Ltd., Class A	98,308	175,366
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	325,167
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	8,054	18,408
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	180,593
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	266,518
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	18,171
	Anjoy Foods Group Co. Ltd., Class A	12,900	133,697
	Anker Innovations Technology Co. Ltd., Class A	10,400	99,294
	ANTA Sports Products Ltd.	667,400	5,633,159
	Apeloa Pharmaceutical Co. Ltd., Class A	129,020	218,265
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	94,374	272,558
	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,970	310,148
	Autobio Diagnostics Co. Ltd., Class A	12,600	82,552
	Avary Holding Shenzhen Co. Ltd., Class A	194,176	473,425

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	$155,059
	Avicopter PLC, Class A	37,004	169,774
*	Baidu, Inc., Sponsored ADR	2,292	241,371
*	Baidu, Inc., Class A	1,658,600	21,474,239
	Bank of Beijing Co. Ltd., Class A	697,408	495,245
	Bank of Changsha Co. Ltd., Class A	401,784	401,106
	Bank of Chengdu Co. Ltd., Class A	371,850	648,964
	Bank of China Ltd., Class H	43,912,181	16,478,929
	Bank of Communications Co. Ltd., Class H	4,931,515	2,917,508
	Bank of Guiyang Co. Ltd., Class A	426,923	312,904
	Bank of Hangzhou Co. Ltd., Class A	242,404	368,335
	Bank of Jiangsu Co. Ltd., Class A	657,870	670,945
	Bank of Nanjing Co. Ltd., Class A	454,780	526,019
	Bank of Ningbo Co. Ltd., Class A	275,742	827,714
	Bank of Shanghai Co. Ltd., Class A	458,383	408,651
	Bank of Suzhou Co. Ltd., Class A	415,260	409,107
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	639,573
	Baowu Magnesium Technology Co. Ltd., Class A	60,200	127,162
*	BeiGene Ltd.	202,000	2,289,308
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	309,855
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	162,744
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	202,523
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	219,224
	Beijing Enlight Media Co. Ltd., Class A	153,706	158,361
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,051	96,591
	Beijing Kingsoft Office Software, Inc., Class A	7,538	224,101
	Beijing New Building Materials PLC, Class A	126,703	471,658
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	121,262	272,914
	Beijing Originwater Technology Co. Ltd., Class A	370,349	246,070
*	Beijing Shiji Information Technology Co. Ltd., Class A	69,628	68,859
*	Beijing Shougang Co. Ltd., Class A	441,600	196,332
*	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	112,703
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	142,517
	Beijing Tiantan Biological Products Corp. Ltd., Class A	49,916	183,342
	Beijing Tongrentang Co. Ltd., Class A	36,400	221,605
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	54,656
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	249,326
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	210,291
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,112,000	769,522
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	99,273
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	128,024
	BGI Genomics Co. Ltd., Class A	34,100	178,091
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,700	95,946
*	Bilibili, Inc., Class Z	106,040	957,476
	Bloomage Biotechnology Corp. Ltd., Class A	16,224	126,401
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	117,037
	BOC International China Co. Ltd., Class A	150,900	217,626
	BOE Technology Group Co. Ltd., Class A	1,654,300	829,581
	Bosideng International Holdings Ltd.	278,000	125,672
*	BTG Hotels Group Co. Ltd., Class A	92,300	179,986
	BYD Co. Ltd., Class H	533,886	11,953,792
	BYD Electronic International Co. Ltd.	994,000	3,405,059
	By-health Co. Ltd., Class A	124,793	261,541
	Caitong Securities Co. Ltd., Class A	306,090	317,078
	Canmax Technologies Co. Ltd., Class A	105,070	288,194
	CECEP Solar Energy Co. Ltd., Class A	327,700	230,202
	CECEP Wind-Power Corp., Class A	634,660	250,990
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	76,577
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,372,822

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	$547,520
	Changjiang Securities Co. Ltd., Class A	401,270	275,829
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	195,794
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	236,889
	Chengxin Lithium Group Co. Ltd., Class A	93,529	264,232
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	55,300	92,309
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	184,659
	China Baoan Group Co. Ltd., Class A	203,234	305,900
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	672,489
	China CITIC Bank Corp. Ltd., Class H	8,763,928	4,343,417
	China Coal Energy Co. Ltd., Class H	3,906,777	4,290,340
	China Construction Bank Corp., Class H	55,808,590	33,142,669
	China CSSC Holdings Ltd., Class A	82,717	352,393
*	China Eastern Airlines Corp. Ltd., Class H	1,214,000	301,344
	China Energy Engineering Corp. Ltd., Class A	2,502,824	736,029
	China Energy Engineering Corp. Ltd., Class H	1,632,000	143,999
	China Everbright Bank Co. Ltd., Class H	3,689,000	1,095,212
Ω	China Feihe Ltd.	36,000	16,493
*	China Film Co. Ltd., Class A	16,900	27,571
	China Galaxy Securities Co. Ltd., Class H	4,690,500	2,298,184
	China Gas Holdings Ltd.	922,200	840,791
	China Great Wall Securities Co. Ltd., Class A	196,900	201,074
	China Greatwall Technology Group Co. Ltd., Class A	182,800	211,633
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	144,730
	China Hongqiao Group Ltd.	3,585,000	2,628,215
Ω	China International Capital Corp. Ltd., Class H	1,471,600	1,749,208
	China International Marine Containers Group Co. Ltd., Class H	360,530	250,324
	China Jushi Co. Ltd., Class A	477,798	611,024
	China Life Insurance Co. Ltd., Class H	3,548,000	4,090,282
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	846,908
	China Meheco Co. Ltd., Class A	107,311	156,873
	China Mengniu Dairy Co. Ltd.	4,148,000	9,190,807
	China Merchants Bank Co. Ltd., Class H	2,884,554	10,515,310
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	722,388
	China Merchants Port Holdings Co. Ltd.	415,950	514,271
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	19,168
# Ω	China Merchants Securities Co. Ltd., Class H	486,460	363,401
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	304,773	373,083
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,602,637
	China National Accord Medicines Corp. Ltd., Class A	44,000	182,385
	China National Building Material Co. Ltd., Class H	818,000	288,545
	China National Chemical Engineering Co. Ltd., Class A	411,600	367,621
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,182,089
	China National Software & Service Co. Ltd., Class A	9,800	36,230
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	313,906
	China Oilfield Services Ltd., Class H	2,850,000	2,739,148
	China Overseas Land & Investment Ltd.	3,647,500	5,517,900
	China Pacific Insurance Group Co. Ltd., Class H	2,695,800	4,960,197
	China Petroleum & Chemical Corp., Class H	17,202,800	8,948,950
	China Railway Group Ltd., Class H	3,976,000	1,818,373
	China Railway Hi-tech Industry Co. Ltd., Class A	39,100	40,629
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,639,000	583,934
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	61,614
	China Resources Beer Holdings Co. Ltd.	1,645,611	5,951,089
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	119,418
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	241,572
	China Resources Gas Group Ltd.	1,754,600	4,976,013
	China Resources Land Ltd.	3,814,666	11,581,534
	China Resources Microelectronics Ltd., Class A	34,684	182,943

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Mixc Lifestyle Services Ltd.	585,600	$1,691,102
	China Resources Power Holdings Co. Ltd.	1,598,517	3,233,960
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	323,368
	China Shenhua Energy Co. Ltd., Class H	2,674,500	10,146,208
	China South Publishing & Media Group Co. Ltd., Class A	126,500	198,717
# *	China Southern Airlines Co. Ltd., Class H	1,948,000	720,691
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	166,300	107,898
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,260,100
	China State Construction International Holdings Ltd.	140,000	147,882
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	604,555
Ω	China Tower Corp. Ltd., Class H	70,956,000	7,893,238
*	China TransInfo Technology Co. Ltd., Class A	107,300	131,590
	China Vanke Co. Ltd., Class H	2,072,220	1,630,415
	China World Trade Center Co. Ltd., Class A	29,700	71,016
	China Yangtze Power Co. Ltd., Class A	748,847	2,546,818
	China Zhenhua Group Science & Technology Co. Ltd., Class A	28,400	176,335
#	China Zheshang Bank Co. Ltd., Class H	1,728,499	458,414
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	190,059
	Chongqing Brewery Co. Ltd., Class A	4,100	31,792
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	529,585
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	31,900	54,658
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,024,464
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,870	750,021
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	283,943
	CITIC Ltd.	4,739,000	4,574,054
	CITIC Securities Co. Ltd., Class H	1,685,300	3,289,238
	CMOC Group Ltd., Class H	3,165,966	1,734,170
	CNGR Advanced Material Co. Ltd., Class A	25,000	151,612
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	110,671
	CNOOC Energy Technology & Services Ltd., Class A	655,100	267,213
	COFCO Sugar Holding Co. Ltd., Class A	18,100	21,305
	Contemporary Amperex Technology Co. Ltd., Class A	191,436	4,045,672
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,854,000	1,723,885
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,706,299	4,944,566
	CRRC Corp. Ltd., Class H	2,592,000	1,204,744
Ω	CSC Financial Co. Ltd., Class H	595,000	453,090
	CSPC Pharmaceutical Group Ltd.	14,351,200	10,558,026
	Daqin Railway Co. Ltd., Class A	643,060	669,041
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	80,412	255,405
	Datang International Power Generation Co. Ltd., Class H	950,000	145,794
*	Deppon Logistics Co. Ltd., Class A	78,900	146,183
	DHC Software Co. Ltd., Class A	257,400	179,261
	Digital China Group Co. Ltd., Class A	47,500	151,346
	Do-Fluoride New Materials Co. Ltd., Class A	122,892	207,810
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	311,871
	Dongfang Electric Corp. Ltd., Class H	305,200	261,326
	Dongxing Securities Co. Ltd., Class A	282,318	312,209
	East Money Information Co. Ltd., Class A	544,473	947,506
	Ecovacs Robotics Co. Ltd., Class A	23,500	104,634
	ENN Energy Holdings Ltd.	629,000	4,682,181
	ENN Natural Gas Co. Ltd., Class A	244,700	595,476
	Eoptolink Technology, Inc. Ltd., Class A	10,100	59,370
	Eve Energy Co. Ltd., Class A	48,205	233,933
# Ω	Everbright Securities Co. Ltd., Class H	412,600	256,308
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	230,602
*	FAW Jiefang Group Co. Ltd., Class A	165,700	181,196
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	149,924
	First Capital Securities Co. Ltd., Class A	320,000	234,373

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Flat Glass Group Co. Ltd., Class H	436,000	$655,753
	Focus Media Information Technology Co. Ltd., Class A	727,597	573,134
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	186,467	883,414
	Fosun International Ltd.	856,222	449,324
	Founder Securities Co. Ltd., Class A	411,200	395,876
	Foxconn Industrial Internet Co. Ltd., Class A	481,000	890,245
	Fujian Funeng Co. Ltd., Class A	151,970	175,368
	Fujian Sunner Development Co. Ltd., Class A	97,163	202,592
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	732,800	3,312,924
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,900	40,306
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	695,999	1,859,226
	Gansu Energy Chemical Co. Ltd., Class A	369,600	151,900
	Gaona Aero Material Co. Ltd., Class A	40,880	83,639
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,200	30,205
	GCL Energy Technology Co. Ltd., Class A	130,300	165,250
	GD Power Development Co. Ltd., Class A	524,300	326,760
	Geely Automobile Holdings Ltd.	9,430,000	8,938,304
	GEM Co. Ltd., Class A	275,176	172,601
	Gemdale Corp., Class A	289,000	162,783
	GF Securities Co. Ltd., Class H	1,027,600	1,034,183
	Giant Network Group Co. Ltd., Class A	85,600	109,612
	GigaDevice Semiconductor, Inc., Class A	22,974	199,970
	Ginlong Technologies Co. Ltd., Class A	18,825	156,571
	Glarun Technology Co. Ltd., Class A	69,600	108,862
	GoerTek, Inc., Class A	178,900	379,026
	Goneo Group Co. Ltd., Class A	6,216	80,510
	GoodWe Technologies Co. Ltd., Class A	10,840	140,840
*	Gotion High-tech Co. Ltd., Class A	83,100	216,334
	Great Wall Motor Co. Ltd., Class H	1,390,000	1,368,603
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	788,539
	GRG Banking Equipment Co. Ltd., Class A	142,000	187,433
	Guangdong Haid Group Co. Ltd., Class A	71,300	375,861
*	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	203,409
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,500	16,556
	Guangdong Investment Ltd.	1,342,000	780,194
	Guangdong Provincial Expressway Development Co. Ltd., Class A	18,600	23,667
	Guanghui Energy Co. Ltd., Class A	771,700	756,537
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,149,887
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	43,400	56,948
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	559,062
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	298,065
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	21,001	152,878
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	162,101
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	83,340	216,902
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	208,523
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	97,126
	Guosen Securities Co. Ltd., Class A	186,700	209,186
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	410,704
	Guoyuan Securities Co. Ltd., Class A	308,740	275,062
	H World Group Ltd., ADR	86,463	2,746,929
	H World Group Ltd.	635,500	1,991,931
Ω	Haidilao International Holding Ltd.	1,717,000	2,705,160
	Haier Smart Home Co. Ltd., Class A	258,200	804,363
	Haier Smart Home Co. Ltd., Class H	3,039,600	8,588,881
*	Hainan Airlines Holding Co. Ltd., Class A	705,500	134,465
	Hainan Drinda New Energy Technology Co. Ltd., Class A	17,400	137,762
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	78,973
	Haitong Securities Co. Ltd., Class H	2,434,800	1,122,301
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	268,363

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangcha Group Co. Ltd., Class A	73,700	$235,755
	Hangjin Technology Co. Ltd., Class A	47,700	158,368
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	223,928
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	89,444
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	200,958
	Hangzhou Lion Microelectronics Co. Ltd., Class A	42,968	122,355
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	270,118
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	243,007
	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	157,942
	Hangzhou Tigermed Consulting Co. Ltd., Class A	9,700	54,848
# Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	79,100	247,402
	Han's Laser Technology Industry Group Co. Ltd., Class A	110,517	254,111
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	1,384,794
	Haohua Chemical Science & Technology Co. Ltd., Class A	20,600	76,376
	Harbin Boshi Automation Co. Ltd., Class A	57,200	97,245
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	106,491
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	62,819
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	181,831
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	277,420
	Henan Shenhuo Coal & Power Co. Ltd., Class A	243,000	564,453
	Henan Shuanghui Investment & Development Co. Ltd., Class A	178,429	708,100
	Hengan International Group Co. Ltd.	36,500	113,022
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	210,354
*	Hengli Petrochemical Co. Ltd., Class A	262,200	428,723
	Hengtong Optic-electric Co. Ltd., Class A	143,100	219,161
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	256,115
	Hesteel Co. Ltd., Class A	1,383,853	401,032
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	413,281
	HLA Group Corp. Ltd., Class A	198,600	212,633
	Hongta Securities Co. Ltd., Class A	18,120	18,506
	Hoyuan Green Energy Co. Ltd., Class A	67,600	232,608
# * Ω	Hua Hong Semiconductor Ltd.	652,000	1,181,191
	Huaan Securities Co. Ltd., Class A	71,200	44,475
#	Huadian Power International Corp. Ltd., Class H	1,134,000	543,828
	Huadong Medicine Co. Ltd., Class A	70,000	282,386
	Huafon Chemical Co. Ltd., Class A	349,483	297,369
	Huagong Tech Co. Ltd., Class A	30,400	108,787
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	648,606
	Hualan Biological Engineering, Inc., Class A	78,500	192,505
*	Huaneng Power International, Inc., Class H	2,394,000	1,350,014
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,605,601
	Huaxi Securities Co. Ltd., Class A	251,400	260,974
	Huaxia Bank Co. Ltd., Class A	644,456	543,835
	Huayu Automotive Systems Co. Ltd., Class A	199,300	451,521
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	109,512
	Hubei Dinglong Co. Ltd., Class A	44,900	108,134
	Hubei Energy Group Co. Ltd., Class A	227,983	137,638
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,400	15,449
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	427,391
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	125,100	285,218
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	228,907
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	396,381
	Hunan Valin Steel Co. Ltd., Class A	694,400	528,032
	Hundsun Technologies, Inc., Class A	41,729	122,137
	IEIT Systems Co. Ltd., Class A	59,084	231,612
	Iflytek Co. Ltd., Class A	66,700	354,882
	IKD Co. Ltd., Class A	73,300	189,788
	Imeik Technology Development Co. Ltd., Class A	4,700	177,566
	Industrial & Commercial Bank of China Ltd., Class H	30,599,185	14,905,773

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial Bank Co. Ltd., Class A	643,039	$1,410,481
	Industrial Securities Co. Ltd., Class A	592,648	450,180
	Infore Environment Technology Group Co. Ltd., Class A	82,224	50,873
	Ingenic Semiconductor Co. Ltd., Class A	18,000	119,194
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	274,031
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	616,863
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	280,865
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	761,503	377,503
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	138,031
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	287,000	1,083,929
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	286,234
* Ω	Innovent Biologics, Inc.	572,500	2,306,552
	JA Solar Technology Co. Ltd., Class A	135,804	323,352
	Jason Furniture Hangzhou Co. Ltd., Class A	71,180	336,491
	JCET Group Co. Ltd., Class A	185,200	578,464
* Ω	JD Health International, Inc.	911,650	3,008,249
* Ω	JD Logistics, Inc.	458,700	400,526
#	JD.com, Inc., ADR	124,763	2,813,406
	JD.com, Inc., Class A	1,229,171	13,860,297
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	297,312
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	255,425
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	973,873
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	86,671
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	395,770
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	836,493
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	88,681
	Jiangsu King's Luck Brewery JSC Ltd., Class A	56,412	348,055
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	137,177
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	76,893
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	232,461
	Jiangsu Pacific Quartz Co. Ltd., Class A	13,168	131,237
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	44,800	56,899
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	722,452
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	307,307
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	99,632
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	374,905
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	370,657
	Jiangxi Copper Co. Ltd., Class H	1,321,000	1,847,458
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	88,000	173,431
	Jinduicheng Molybdenum Co. Ltd., Class A	146,000	185,699
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	124,700	212,050
	JiuGui Liquor Co. Ltd., Class A	11,500	99,629
	Jizhong Energy Resources Co. Ltd., Class A	535,300	562,699
	JL Mag Rare-Earth Co. Ltd., Class A	74,560	153,529
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	291,166
	Joinn Laboratories China Co. Ltd., Class A	9,534	21,975
	Jointown Pharmaceutical Group Co. Ltd., Class A	376,299	364,906
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	88,227
	Juewei Food Co. Ltd., Class A	27,844	77,835
*	Juneyao Airlines Co. Ltd., Class A	77,340	128,240
	Keboda Technology Co. Ltd., Class A	6,200	46,223
	Kingfa Sci & Tech Co. Ltd., Class A	64,200	55,146
	Kingsoft Corp. Ltd.	419,000	1,019,324
	Konfoong Materials International Co. Ltd., Class A	9,500	52,034
* Ω	Kuaishou Technology	564,000	2,842,750
*	Kuang-Chi Technologies Co. Ltd., Class A	51,300	85,140
	Kunlun Energy Co. Ltd.	7,170,000	6,423,581
*	Kunlun Tech Co. Ltd., Class A	28,500	118,380

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kweichow Moutai Co. Ltd., Class A	55,993	$12,532,820
*	KWG Living Group Holdings Ltd.	258,250	11,963
	Lao Feng Xiang Co. Ltd., Class A	41,600	359,189
	Laobaixing Pharmacy Chain JSC, Class A	36,000	136,066
	LB Group Co. Ltd., Class A	174,800	392,283
	Lenovo Group Ltd.	7,113,278	7,448,106
	Lens Technology Co. Ltd., Class A	200,200	291,223
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	220,974
	Levima Advanced Materials Corp., Class A	33,700	67,479
	Leyard Optoelectronic Co. Ltd., Class A	142,800	89,793
# *	Li Auto, Inc., ADR	112,566	3,115,827
*	Li Auto, Inc., Class A	135,900	1,878,535
	Li Ning Co. Ltd.	4,298,000	9,181,912
	Lingyi iTech Guangdong Co., Class A	512,118	338,389
Ω	Longfor Group Holdings Ltd.	3,631,500	4,026,629
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	905,506
	Longshine Technology Group Co. Ltd., Class A	59,002	88,807
	Luxi Chemical Group Co. Ltd., Class A	236,400	304,348
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,093,001
	Luzhou Laojiao Co. Ltd., Class A	66,129	1,355,092
	Mango Excellent Media Co. Ltd., Class A	135,592	403,898
	Maxscend Microelectronics Co. Ltd., Class A	13,700	175,808
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	195,718
* Ω	Meituan, Class B	1,455,540	11,707,233
	Metallurgical Corp. of China Ltd., Class H	4,746,000	928,778
	Ming Yang Smart Energy Group Ltd., Class A	138,104	173,075
	MINISO Group Holding Ltd.	372,400	1,575,070
	Montage Technology Co. Ltd., Class A	27,314	171,102
	Muyuan Foods Co. Ltd., Class A	287,257	1,411,897
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	345,444
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	117,146	212,529
	Nanjing Securities Co. Ltd., Class A	19,300	20,033
	NARI Technology Co. Ltd., Class A	299,642	876,435
	NAURA Technology Group Co. Ltd., Class A	11,700	370,099
*	NavInfo Co. Ltd., Class A	134,350	121,387
	NetEase, Inc., ADR	182,575	17,826,623
	NetEase, Inc.	159,100	3,092,603
	New China Life Insurance Co. Ltd., Class H	1,010,500	1,803,373
*	New Hope Liuhe Co. Ltd., Class A	198,866	226,767
	Newland Digital Technology Co. Ltd., Class A	58,300	128,157
	Ninestar Corp., Class A	84,651	228,243
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	3,600	10,396
	Ningbo Joyson Electronic Corp., Class A	126,400	254,593
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	153,278
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	49,742	197,132
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	311,081
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	296,539
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	68,257
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	112,144
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	595,337
# *	NIO, Inc., ADR	189,636	1,065,754
# *	NIO, Inc., Class A	518,030	2,907,638
Ω	Nongfu Spring Co. Ltd., Class H	382,200	2,074,257
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	138,543
*	Offcn Education Technology Co. Ltd., Class A	280,212	137,694
	Offshore Oil Engineering Co. Ltd., Class A	334,000	260,371
*	OFILM Group Co. Ltd., Class A	114,200	106,325
	Oppein Home Group, Inc., Class A	28,195	240,800
	Orient Overseas International Ltd.	258,500	3,858,938

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Orient Securities Co. Ltd., Class H	898,800	$350,148
	Oriental Pearl Group Co. Ltd., Class A	82,700	78,654
	Ovctek China, Inc., Class A	43,852	106,415
*	Pacific Securities Co. Ltd., Class A	72,400	32,459
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	184,808
*	PDD Holdings, Inc., ADR	215,275	27,311,939
	People.cn Co. Ltd., Class A	36,600	109,757
	People's Insurance Co. Group of China Ltd. , Class H	7,081,000	2,201,326
	Perfect World Co. Ltd., Class A	131,785	175,494
	PetroChina Co. Ltd., Class H	17,336,000	12,540,268
# Ω	Pharmaron Beijing Co. Ltd., Class H	156,025	202,000
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,957,315
	Ping An Bank Co. Ltd., Class A	722,500	952,855
	Ping An Insurance Group Co. of China Ltd., Class H	4,658,000	19,580,094
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	322,900	518,961
*	Polaris Bay Group Co. Ltd., Class A	18,800	19,161
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	598,780
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,787,000	2,302,112
	Power Construction Corp. of China Ltd., Class A	583,011	408,833
	Pylon Technologies Co. Ltd., Class A	14,877	165,753
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	66,702
Ω	Qingdao Port International Co. Ltd., Class H	69,000	38,618
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	251,455
*	Qingdao Sentury Tire Co. Ltd., Class A	53,900	213,972
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	182,977
*	Qinghai Salt Lake Industry Co. Ltd., Class A	161,100	321,787
	Raytron Technology Co. Ltd., Class A	17,317	79,797
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	77,401
	Risen Energy Co. Ltd., Class A	84,004	172,288
	Rockchip Electronics Co. Ltd., Class A	9,500	61,204
	Rongsheng Petrochemical Co. Ltd., Class A	430,194	567,347
*	Sai Micro Electronics, Inc., Class A	21,000	52,343
	SAIC Motor Corp. Ltd., Class A	236,045	449,947
	Sailun Group Co. Ltd., Class A	260,200	437,471
	Sanan Optoelectronics Co. Ltd., Class A	86,000	131,736
*	Sangfor Technologies, Inc., Class A	11,800	89,675
	Sany Heavy Industry Co. Ltd., Class A	286,434	522,444
*	Satellite Chemical Co. Ltd., Class A	345,661	658,079
	SDIC Power Holdings Co. Ltd., Class A	251,000	489,697
	Sealand Securities Co. Ltd., Class A	328,190	147,738
*	Seazen Holdings Co. Ltd., Class A	173,200	238,710
*	Seres Group Co. Ltd., Class A	57,600	455,020
	SF Holding Co. Ltd., Class A	232,461	1,144,530
	SG Micro Corp., Class A	13,715	118,728
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	2,344,230
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	736,406
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	192,426
Ω	Shandong Gold Mining Co. Ltd., Class H	488,250	702,930
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	328,709
	Shandong Hi-speed Co. Ltd., Class A	59,700	63,465
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	474,070
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	355,795
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	363,544
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	176,280
	Shandong Publishing & Media Co. Ltd., Class A	123,900	167,649
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	449,422
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	11,600	87,274
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,758,800	1,123,525
	Shanghai Aiko Solar Energy Co. Ltd., Class A	76,200	146,900

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	$95,918
	Shanghai Baosight Software Co. Ltd., Class A	74,599	425,877
	Shanghai Construction Group Co. Ltd., Class A	770,676	249,269
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	559,563
	Shanghai Electric Power Co. Ltd., Class A	119,200	131,875
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	411,000	697,840
*	Shanghai International Airport Co. Ltd., Class A	31,700	146,358
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	184,076
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	197,506
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	130,621
	Shanghai M&G Stationery, Inc., Class A	45,969	196,194
	Shanghai Moons' Electric Co. Ltd., Class A	13,000	67,249
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,413,509
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	840,256
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	99,356	227,707
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	359,130
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	259,235
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	139,379
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	293,656
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	282,159	245,098
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	247,782
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	923,574
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	91,800	144,953
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	332,530	1,097,968
*	Shanxi Meijin Energy Co. Ltd., Class A	464,717	346,899
	Shanxi Securities Co. Ltd., Class A	216,280	149,192
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	267,706
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,550,284
	Shede Spirits Co. Ltd., Class A	13,900	160,298
	Shenghe Resources Holding Co. Ltd., Class A	162,900	187,051
	Shengyi Technology Co. Ltd., Class A	162,200	324,682
	Shennan Circuits Co. Ltd., Class A	31,982	235,400
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	241,791
	Shenzhen Capchem Technology Co. Ltd., Class A	42,140	218,342
	Shenzhen Dynanonic Co. Ltd., Class A	9,044	52,289
	Shenzhen Energy Group Co. Ltd., Class A	235,019	203,042
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	46,836
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	150,721
	Shenzhen Gas Corp. Ltd., Class A	150,500	133,336
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	315,863
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	143,230
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	120,045
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	161,647
	Shenzhen Kinwong Electronic Co. Ltd., Class A	33,164	80,268
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,700	141,114
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	1,859,625
	Shenzhen MTC Co. Ltd., Class A	411,800	271,641
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	209,887
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	566,280	233,027
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	128,271
	Shenzhen SC New Energy Technology Corp., Class A	12,566	99,007
	Shenzhen SED Industry Co. Ltd., Class A	30,800	75,367
	Shenzhen Senior Technology Material Co. Ltd., Class A	25,101	38,034
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	182,936
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	159,899
	Shenzhen Transsion Holdings Co. Ltd., Class A	26,512	504,661
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	331,077
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	199,506
	Shenzhou International Group Holdings Ltd.	469,000	4,176,635

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	153,056	$419,792
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	82,841
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	323,520
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,055,600	336,665
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	416,748
*	Sichuan New Energy Power Co. Ltd., Class A	41,100	57,311
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	414,809
	Sichuan Swellfun Co. Ltd., Class A	23,700	157,756
	Sieyuan Electric Co. Ltd., Class A	49,100	346,223
	Sino Biopharmaceutical Ltd.	16,345,500	5,898,045
	Sinoma International Engineering Co., Class A	254,900	395,966
	Sinoma Science & Technology Co. Ltd., Class A	190,294	377,058
	Sinomine Resource Group Co. Ltd., Class A	67,100	291,692
	Sinopharm Group Co. Ltd., Class H	2,432,000	6,394,904
	Sinosoft Co. Ltd., Class A	37,280	122,526
	Sinotruk Jinan Truck Co. Ltd., Class A	65,600	127,759
*	Skshu Paint Co. Ltd., Class A	16,707	83,811
Ω	Smoore International Holdings Ltd.	179,000	108,242
	Songcheng Performance Development Co. Ltd., Class A	85,200	105,612
	Sonoscape Medical Corp., Class A	15,300	76,416
	SooChow Securities Co. Ltd., Class A	334,850	313,946
	Southwest Securities Co. Ltd., Class A	707,636	364,148
	SPIC Industry-Finance Holdings Co. Ltd., Class A	71,500	37,724
*	Spring Airlines Co. Ltd., Class A	15,700	114,428
	StarPower Semiconductor Ltd., Class A	4,300	76,188
	State Grid Information & Communication Co. Ltd., Class A	75,800	155,882
*	STO Express Co. Ltd., Class A	94,000	91,239
	Sungrow Power Supply Co. Ltd., Class A	46,800	511,089
	Sunny Optical Technology Group Co. Ltd.	697,400	4,286,487
	Sunresin New Materials Co. Ltd., Class A	21,875	134,445
	Sunwoda Electronic Co. Ltd., Class A	101,700	165,343
	Suofeiya Home Collection Co. Ltd., Class A	27,570	59,644
	SUPCON Technology Co. Ltd., Class A	7,794	38,325
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	162,800	283,023
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	106,678
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	190,498
	Taiji Computer Corp. Ltd., Class A	11,100	35,005
*	Talkweb Information System Co. Ltd., Class A	44,100	70,263
	Tangshan Jidong Cement Co. Ltd., Class A	262,200	209,245
	TangShan Port Group Co. Ltd., Class A	531,500	299,184
	Tasly Pharmaceutical Group Co. Ltd., Class A	12,700	25,413
	TBEA Co. Ltd., Class A	282,620	552,885
*	TCL Technology Group Corp., Class A	645,098	363,987
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	179,250	307,047
	Tencent Holdings Ltd.	3,804,300	132,052,200
*	Tencent Music Entertainment Group, ADR	506,395	4,760,113
	Thunder Software Technology Co. Ltd., Class A	13,300	92,875
	Tian Di Science & Technology Co. Ltd., Class A	466,820	372,835
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	195,061
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	169,088
*	Tianma Microelectronics Co. Ltd., Class A	161,455	186,876
	Tianqi Lithium Corp., Class H	96,400	423,642
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	309,727
	Tianshui Huatian Technology Co. Ltd., Class A	233,700	211,981
	Tingyi Cayman Islands Holding Corp.	2,448,000	2,437,567
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	176,523
	TongFu Microelectronics Co. Ltd., Class A	167,000	427,504
*	Tongkun Group Co. Ltd., Class A	157,809	261,459
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	425,503

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongwei Co. Ltd., Class A	228,800	$742,634
*	Topchoice Medical Corp., Class A	13,300	110,260
	TravelSky Technology Ltd., Class H	183,000	184,068
	Trina Solar Co. Ltd., Class A	99,986	322,360
*	Trip.com Group Ltd., ADR	329,607	12,050,432
*	Trip.com Group Ltd.	99,700	3,629,020
	Tsingtao Brewery Co. Ltd., Class H	706,000	4,028,941
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	275,208
*	Unisplendour Corp. Ltd., Class A	98,960	213,956
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	195,877
	Valiant Co. Ltd., Class A	56,000	100,041
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	126,302
*	Vipshop Holdings Ltd., ADR	534,579	8,494,460
	Walvax Biotechnology Co. Ltd., Class A	54,200	124,625
	Wangsu Science & Technology Co. Ltd., Class A	165,500	178,590
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,802,768
	Want Want China Holdings Ltd.	6,370,000	3,506,062
	Wanxiang Qianchao Co. Ltd., Class A	217,200	131,719
	Weichai Power Co. Ltd., Class H	2,380,800	4,203,215
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	233,695
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	902,421
	Western Mining Co. Ltd., Class A	148,200	293,723
	Western Securities Co. Ltd., Class A	238,600	198,312
	Western Superconducting Technologies Co. Ltd., Class A	29,292	144,545
	Wharf Holdings Ltd.	958,000	2,798,977
	Will Semiconductor Co. Ltd. Shanghai, Class A	27,921	335,931
*	Wingtech Technology Co. Ltd., Class A	85,948	400,765
	Winner Medical Co. Ltd., Class A	39,997	172,110
	Wolong Electric Group Co. Ltd., Class A	143,200	190,044
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	371,237
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,816	22,331
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	104,304
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	72,683
	Wuhu Token Science Co. Ltd., Class A	57,430	36,906
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,071,509
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	436,287
# Ω	WuXi AppTec Co. Ltd., Class H	189,760	1,312,948
	Wuxi Autowell Technology Co. Ltd., Class A	14,529	144,963
* Ω	Wuxi Biologics Cayman, Inc.	2,217,500	5,835,428
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	152,000	420,353
	XCMG Construction Machinery Co. Ltd., Class A	472,203	370,204
	Xiamen C & D, Inc., Class A	197,100	266,060
	Xiamen Faratronic Co. Ltd., Class A	12,100	145,048
	Xiamen ITG Group Corp. Ltd., Class A	163,430	155,475
	Xiamen Tungsten Co. Ltd., Class A	157,480	334,908
	Xi'an Triangle Defense Co. Ltd., Class A	14,584	46,271
	Xiangcai Co. Ltd., Class A	98,400	101,021
* Ω	Xiaomi Corp., Class B	8,928,200	14,066,630
*	Xinfengming Group Co. Ltd., Class A	153,500	253,542
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	83,656
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	191,600	132,437
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	125,508
	Xinyi Solar Holdings Ltd.	5,029,103	2,309,069
*	XPeng, Inc., Class A	635,400	2,646,218
	Xuji Electric Co. Ltd., Class A	90,600	250,259
Ω	Yadea Group Holdings Ltd.	1,260,000	1,727,587
	Yangling Metron New Material, Inc., Class A	29,340	99,380
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	238,632
	Yankuang Energy Group Co. Ltd., Class H	2,351,000	4,830,090

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	$25,049
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	355,989
	Yealink Network Technology Corp. Ltd., Class A	63,476	215,494
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	134,163
	Yifeng Pharmacy Chain Co. Ltd., Class A	55,167	291,584
	Yintai Gold Co. Ltd., Class A	195,817	384,940
	YongXing Special Materials Technology Co. Ltd., Class A	44,870	278,786
	Yonyou Network Technology Co. Ltd., Class A	83,500	130,028
	Youngor Fashion Co. Ltd., Class A	340,604	319,722
	YTO Express Group Co. Ltd., Class A	347,700	540,711
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	139,909
	Yum China Holdings, Inc.	322,032	11,124,010
	Yunda Holding Co. Ltd., Class A	358,790	311,780
	Yunnan Aluminium Co. Ltd., Class A	373,200	558,595
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	354,890
	Yunnan Copper Co. Ltd., Class A	308,200	433,696
	Yunnan Energy New Material Co. Ltd., Class A	36,162	213,958
	Yunnan Tin Co. Ltd., Class A	202,000	354,454
	Zangge Mining Co. Ltd., Class A	103,900	358,536
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	695,464
	Zhefu Holding Group Co. Ltd., Class A	607,423	261,423
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	267,652
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	73,266
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	337,339
	Zhejiang Chint Electrics Co. Ltd., Class A	144,821	376,293
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	237,061
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	204,040
	Zhejiang Hailiang Co. Ltd., Class A	143,800	182,874
	Zhejiang HangKe Technology, Inc. Co., Class A	6,731	18,617
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	323,401
	Zhejiang Huayou Cobalt Co. Ltd., Class A	83,711	290,614
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	246,087
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,300	37,118
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	215,637
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	178,866
	Zhejiang Juhua Co. Ltd., Class A	174,900	388,973
	Zhejiang Longsheng Group Co. Ltd., Class A	83,900	89,961
	Zhejiang NHU Co. Ltd., Class A	300,188	671,108
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,200	26,913
	Zhejiang Semir Garment Co. Ltd., Class A	245,100	180,769
	Zhejiang Supor Co. Ltd., Class A	38,403	270,472
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	405,521
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	118,460
	Zheshang Securities Co. Ltd., Class A	270,063	363,191
	Zhongji Innolight Co. Ltd., Class A	20,527	292,760
	Zhongjin Gold Corp. Ltd., Class A	428,700	563,066
	Zhongsheng Group Holdings Ltd.	691,000	1,166,424
	Zhuhai Huafa Properties Co. Ltd., Class A	21,000	19,527
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	542,300	1,331,268
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	222,680
	Zijin Mining Group Co. Ltd., Class H	5,099,000	7,566,222
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,785,800	949,585
	ZTE Corp., Class H	728,885	1,266,636
	ZTO Express Cayman, Inc., ADR	260,448	4,260,929
	ZTO Express Cayman, Inc.	55,650	904,311
TOTAL CHINA			1,031,986,092
COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	84,518

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA, Sponsored ADR	46,221	$1,454,113
	Bancolombia SA	98,100	825,315
	Ecopetrol SA	1,061,651	636,613
	Grupo Argos SA	208,110	733,253
	Grupo Energia Bogota SA ESP	372,477	217,614
	Grupo Nutresa SA	1,014	11,708
	Interconexion Electrica SA ESP	161,858	700,807
	Sociedad Portafolio SA	1,014	1,763
TOTAL COLOMBIA			4,665,704
CZECH REPUBLIC — (0.2%)
	CEZ AS	103,896	3,935,792
	Komercni Banka AS	71,546	2,347,257
Ω	Moneta Money Bank AS	450,001	1,936,573
	Philip Morris CR AS	75	52,196
TOTAL CZECH REPUBLIC			8,271,818
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	1,795,168	2,115,471
GREECE — (0.5%)
*	Alpha Services & Holdings SA	2,134,179	3,800,690
*	Eurobank Ergasias Services & Holdings SA, Class A	1,395,697	2,690,157
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	122,422	1,699,812
	Helleniq Energy Holdings SA	99,114	794,939
	Jumbo SA	104,333	2,935,900
	Motor Oil Hellas Corinth Refineries SA	102,332	2,803,498
	Mytilineos SA	64,485	2,647,717
*	National Bank of Greece SA	340,141	2,586,119
	OPAP SA	113,020	1,954,585
*	Piraeus Financial Holdings SA	506,375	2,050,681
*	Public Power Corp. SA	82,491	1,091,552
	Terna Energy SA	37,166	603,183
TOTAL GREECE			25,658,833
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	679,887	5,565,777
	OTP Bank Nyrt	114,088	5,286,351
	Richter Gedeon Nyrt	89,351	2,410,720
TOTAL HUNGARY			13,262,848
INDIA — (18.8%)
	3M India Ltd.	378	157,251
	Aarti Industries Ltd.	83,073	657,721
*	Aarti Pharmalabs Ltd.	45,595	292,415
	ABB India Ltd.	22,884	1,285,642
	ACC Ltd.	72,319	2,215,371
*	Adani Energy Solutions Ltd.	70,670	915,833
	Adani Enterprises Ltd.	47,602	1,799,279
*	Adani Green Energy Ltd.	67,313	1,365,602
	Adani Ports & Special Economic Zone Ltd.	398,709	5,788,375
*	Adani Power Ltd.	716,345	4,881,121
	Adani Total Gas Ltd.	76,045	934,169

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital Ltd.	775,396	$1,596,318
	AIA Engineering Ltd.	14,768	723,689
	Alkem Laboratories Ltd.	17,972	1,081,167
	Ambuja Cements Ltd.	409,686	2,750,918
	APL Apollo Tubes Ltd.	132,695	2,418,754
	Apollo Hospitals Enterprise Ltd.	80,438	6,120,936
	Ashok Leyland Ltd.	1,758,099	3,724,011
	Asian Paints Ltd.	220,693	7,855,650
	Astral Ltd.	135,420	2,991,230
Ω	AU Small Finance Bank Ltd.	165,427	1,270,106
	Aurobindo Pharma Ltd.	292,903	4,065,437
* Ω	Avenue Supermarts Ltd.	53,575	2,459,121
	Axis Bank Ltd.	1,488,509	19,133,737
	Bajaj Auto Ltd.	56,952	5,264,979
	Bajaj Finance Ltd.	139,763	11,573,447
	Bajaj Finserv Ltd.	236,324	4,618,082
	Bajaj Holdings & Investment Ltd.	35,975	3,616,580
	Balkrishna Industries Ltd.	98,036	2,906,461
Ω	Bandhan Bank Ltd.	454,979	1,251,237
	Bank of Baroda	970,898	2,898,014
	Bank of India	449,518	750,292
	Berger Paints India Ltd.	254,104	1,728,249
	Bharat Electronics Ltd.	3,301,934	7,409,482
	Bharat Forge Ltd.	267,677	3,977,932
	Bharat Heavy Electricals Ltd.	802,001	2,203,686
	Bharat Petroleum Corp. Ltd.	423,378	2,565,606
	Bharti Airtel Ltd.	1,469,776	20,752,026
	Bosch Ltd.	4,746	1,344,787
	Britannia Industries Ltd.	54,714	3,405,487
	Canara Bank	404,587	2,343,338
	CG Power & Industrial Solutions Ltd.	580,808	3,264,430
	Cholamandalam Investment & Finance Co. Ltd.	316,452	4,519,099
	Cipla Ltd.	490,971	7,991,156
	Coal India Ltd.	649,232	3,177,700
	Coforge Ltd.	8,972	674,458
	Colgate-Palmolive India Ltd.	122,914	3,815,388
	Container Corp. of India Ltd.	293,158	3,120,390
	Coromandel International Ltd.	60,562	767,295
	Cummins India Ltd.	81,546	2,237,467
	Dabur India Ltd.	333,478	2,169,128
	Dalmia Bharat Ltd.	54,450	1,486,235
	Deepak Nitrite Ltd.	77,938	2,159,947
	Divi's Laboratories Ltd.	74,883	3,298,856
	DLF Ltd.	478,113	4,583,245
	Dr Reddy's Laboratories Ltd., ADR	102,286	7,359,478
	Dr Reddy's Laboratories Ltd.	47,869	3,516,607
	Eicher Motors Ltd.	94,435	4,373,499
	Escorts Kubota Ltd.	9,138	328,568
	Federal Bank Ltd.	1,466,422	2,599,159
*	FSN E-Commerce Ventures Ltd.	158,443	312,804
	GAIL India Ltd.	2,125,136	4,424,519
	GAIL India Ltd., GDR	68,085	831,040
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	651,894
*	GMR Airports Infrastructure Ltd.	964,392	903,940
	Godrej Consumer Products Ltd.	200,135	2,801,206
*	Godrej Properties Ltd.	98,262	2,798,364
	Grasim Industries Ltd.	235,894	6,136,080
	Gujarat Fluorochemicals Ltd.	15,556	686,724
	Gujarat Gas Ltd.	39,922	278,532

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Havells India Ltd.	144,596	$2,256,451
	HCL Technologies Ltd.	598,248	11,308,749
Ω	HDFC Asset Management Co. Ltd.	74,444	3,213,581
	HDFC Bank Ltd.	1,445,429	25,420,848
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,097,898
	Hero MotoCorp Ltd.	161,965	9,013,760
	Hindalco Industries Ltd.	1,309,430	9,121,190
	Hindustan Aeronautics Ltd.	147,012	5,337,000
*	Hindustan Petroleum Corp. Ltd.	547,972	3,063,049
	Hindustan Unilever Ltd.	440,646	13,141,272
	Honeywell Automation India Ltd.	120	56,001
	ICICI Bank Ltd., Sponsored ADR	649,989	15,859,719
	ICICI Bank Ltd.	1,390,129	17,159,159
Ω	ICICI Lombard General Insurance Co. Ltd.	169,476	3,065,264
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,099,764
*	IDFC First Bank Ltd.	3,319,317	3,359,425
	Indian Bank	165,572	990,052
	Indian Hotels Co. Ltd.	594,742	3,520,268
	Indian Oil Corp. Ltd.	1,227,595	2,178,346
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	3,465,210
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,813,706
	Indraprastha Gas Ltd.	248,390	1,288,137
*	Indus Towers Ltd.	1,239,002	3,324,618
	IndusInd Bank Ltd.	321,664	5,952,606
	Info Edge India Ltd.	58,077	3,521,149
#	Infosys Ltd., Sponsored ADR	380,854	7,563,760
	Infosys Ltd.	1,779,532	35,388,390
* Ω	InterGlobe Aviation Ltd.	44,987	1,606,307
	ITC Ltd.	1,903,270	10,122,526
	Jindal Stainless Ltd.	455,529	3,155,488
	Jindal Steel & Power Ltd.	574,138	5,223,920
*	Jio Financial Services Ltd.	1,840,805	5,501,641
	JSW Energy Ltd.	465,178	2,825,304
	JSW Steel Ltd.	780,793	7,663,056
	Jubilant Foodworks Ltd.	455,418	2,842,088
	Kansai Nerolac Paints Ltd.	136,203	560,980
	Kotak Mahindra Bank Ltd.	438,632	9,647,199
	KPIT Technologies Ltd.	132,118	2,464,615
	L&T Finance Holdings Ltd.	340,408	709,784
Ω	L&T Technology Services Ltd.	25,917	1,733,682
	Larsen & Toubro Ltd.	326,385	13,665,166
	Linde India Ltd.	5,996	402,312
Ω	LTIMindtree Ltd.	52,770	3,438,243
	Lupin Ltd.	226,834	4,095,360
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,618,005
	Mahindra & Mahindra Ltd.	909,731	18,147,565
	Marico Ltd.	535,354	3,411,296
	Maruti Suzuki India Ltd.	58,613	7,170,703
*	Max Financial Services Ltd.	12,835	136,635
	Max Healthcare Institute Ltd.	462,071	4,385,465
	Motherson Sumi Wiring India Ltd.	1,240,252	975,692
	Mphasis Ltd.	110,209	3,432,572
	MRF Ltd.	2,139	3,657,020
	Muthoot Finance Ltd.	242,710	4,068,681
	Nestle India Ltd.	202,320	6,105,328
	NHPC Ltd.	1,368,368	1,499,944
	NMDC Ltd.	1,435,468	3,803,120
* ††	NMDC Steel Ltd.	1,251,805	1,048,174
	NTPC Ltd.	1,678,002	6,429,543

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oberoi Realty Ltd.	101,713	$1,625,517
	Oil & Natural Gas Corp. Ltd.	1,099,952	3,353,262
	Oil India Ltd.	50,649	260,708
	One 97 Communications Ltd.	115,063	1,051,773
	Oracle Financial Services Software Ltd.	32,810	2,575,559
	Page Industries Ltd.	7,482	3,368,227
	Patanjali Foods Ltd.	25,437	485,513
*	PB Fintech Ltd.	2,908	35,131
	Persistent Systems Ltd.	53,578	5,362,450
	Petronet LNG Ltd.	1,342,316	4,346,607
	Phoenix Mills Ltd.	54,735	1,593,529
	PI Industries Ltd.	68,216	2,774,941
	Pidilite Industries Ltd.	83,120	2,534,369
*	Piramal Pharma Ltd.	327,187	567,590
	Polycab India Ltd.	38,883	2,030,020
	Poonawalla Fincorp Ltd.	66,198	381,236
	Power Finance Corp. Ltd.	1,960,029	10,487,039
	Power Grid Corp. of India Ltd.	1,905,294	5,964,664
	Prestige Estates Projects Ltd.	101,135	1,531,354
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	2,105,555
	Punjab National Bank	1,858,882	2,563,702
	REC Ltd.	1,954,705	11,737,513
	Reliance Industries Ltd.	1,374,995	47,186,214
	Samvardhana Motherson International Ltd.	3,680,412	5,030,857
	SBI Cards & Payment Services Ltd.	189,655	1,640,963
Ω	SBI Life Insurance Co. Ltd.	169,235	2,871,453
	Schaeffler India Ltd.	25,819	971,272
	Shree Cement Ltd.	5,578	1,907,285
	Shriram Finance Ltd.	254,074	7,565,003
	Siemens Ltd.	25,712	1,282,382
	Solar Industries India Ltd.	20,971	1,632,775
	SRF Ltd.	163,573	4,564,851
	State Bank of India	981,059	7,590,487
	State Bank of India, GDR	3,115	241,101
	Steel Authority of India Ltd.	1,548,994	2,286,406
	Sun Pharmaceutical Industries Ltd.	438,723	7,476,869
	Sundaram Finance Holdings Ltd.	40,687	93,042
	Sundaram Finance Ltd.	17,422	747,992
	Supreme Industries Ltd.	44,232	2,216,663
*	Suzlon Energy Ltd.	5,849,480	3,234,459
Ω	Syngene International Ltd.	22,323	201,925
	Tata Chemicals Ltd.	54,041	670,991
	Tata Communications Ltd.	108,655	2,273,944
	Tata Consultancy Services Ltd.	545,801	24,990,729
	Tata Consumer Products Ltd.	298,572	4,024,344
	Tata Elxsi Ltd.	32,921	3,012,130
	Tata Motors Ltd.	1,193,638	12,712,322
	Tata Power Co. Ltd.	753,738	3,534,480
	Tata Steel Ltd.	6,853,641	11,222,847
	Tech Mahindra Ltd.	521,448	8,331,029
	Thermax Ltd.	3,178	121,474
	Titan Co. Ltd.	188,444	8,385,118
	Torrent Pharmaceuticals Ltd.	135,542	4,096,232
	Torrent Power Ltd.	26,011	326,441
	Trent Ltd.	113,086	4,207,004
	Tube Investments of India Ltd.	95,434	4,488,014
	TVS Motor Co. Ltd.	203,226	4,884,787
	UltraTech Cement Ltd.	56,447	6,886,711
	Union Bank of India Ltd.	1,550,551	2,608,471

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	45,973	$1,001,082
	United Spirits Ltd.	236,027	3,085,349
	UNO Minda Ltd.	106,245	881,315
	UPL Ltd.	785,092	5,085,544
	Varun Beverages Ltd.	295,261	4,539,184
	Vedanta Ltd.	1,321,724	4,385,369
*	Vodafone Idea Ltd.	4,391,420	754,267
	Voltas Ltd.	106,939	1,401,865
	Wipro Ltd.	1,126,310	6,426,383
*	Yes Bank Ltd.	11,472,117	3,324,830
*	Zomato Ltd.	3,519,490	5,898,395
	Zydus Lifesciences Ltd.	252,848	2,314,562
TOTAL INDIA			883,841,003
INDONESIA — (1.9%)
	Adaro Energy Indonesia Tbk. PT	28,402,700	4,306,614
*	Adaro Minerals Indonesia Tbk. PT	2,457,900	229,433
	Aneka Tambang Tbk. PT	9,540,500	936,049
	Astra International Tbk. PT	19,890,310	6,445,262
	Bank Central Asia Tbk. PT	28,212,600	17,069,368
*	Bank Jago Tbk. PT	1,256,300	254,592
	Bank Mandiri Persero Tbk. PT	22,586,068	9,509,082
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	4,295,002
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	11,321,755
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,597,226
	Barito Pacific Tbk. PT	12,994,656	871,698
	Bukit Asam Tbk. PT	5,234,400	866,265
*	Bumi Resources Tbk. PT	75,048,200	431,658
*	Capital Financial Indonesia Tbk. PT	5,193,000	243,922
	Charoen Pokphand Indonesia Tbk. PT	5,004,000	1,420,243
	Dayamitra Telekomunikasi PT	5,210,200	224,404
	Elang Mahkota Teknologi Tbk. PT	5,038,000	147,870
*	GoTo Gojek Tokopedia Tbk. PT	59,958,700	332,609
	Gudang Garam Tbk. PT	458,300	571,620
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,692,902
	Indo Tambangraya Megah Tbk. PT	523,500	896,933
	Indocement Tunggal Prakarsa Tbk. PT	1,207,600	689,553
	Indofood CBP Sukses Makmur Tbk. PT	1,193,300	889,144
	Indofood Sukses Makmur Tbk. PT	5,697,800	2,302,243
	Indosat Tbk. PT	1,204,300	730,602
	Kalbe Farma Tbk. PT	12,483,800	1,194,742
	Mayora Indah Tbk. PT	3,828,825	569,554
*	MD Pictures Tbk. PT	49,900	19,008
	Medco Energi Internasional Tbk. PT	6,525,700	503,206
*	Merdeka Copper Gold Tbk. PT	5,723,395	978,165
	Mitra Keluarga Karyasehat Tbk. PT	4,786,500	816,480
*	MNC Digital Entertainment Tbk. PT	387,300	73,401
	Pantai Indah Kapuk Dua Tbk. PT	197,800	60,712
	Perusahaan Gas Negara Tbk. PT	2,712,100	199,941
	Sarana Menara Nusantara Tbk. PT	24,128,600	1,357,225
	Semen Indonesia Persero Tbk. PT	4,306,129	1,691,178
	Sinar Mas Agro Resources & Technology Tbk. PT	865,700	208,502
	Sumber Alfaria Trijaya Tbk. PT	10,728,700	1,800,644
	Telkom Indonesia Persero Tbk. PT	22,978,700	5,763,675
	Tower Bersama Infrastructure Tbk. PT	1,953,500	241,540
	Transcoal Pacific Tbk. PT	973,200	453,323
	Unilever Indonesia Tbk. PT	4,594,500	902,017
	United Tractors Tbk. PT	2,902,596	4,216,331
	Vale Indonesia Tbk. PT	2,498,500	612,694

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk. PT	3,474,839	$510,398
TOTAL INDONESIA			90,448,785
KUWAIT — (0.5%)
*	Agility Public Warehousing Co. KSC	976,730	1,842,287
	Al Ahli Bank of Kuwait KSCP	65,965	54,059
	Boubyan Bank KSCP	533,805	1,065,874
	Burgan Bank SAK	347,135	216,748
	Gulf Bank KSCP	1,649,784	1,555,894
	Kuwait Finance House KSCP	3,718,966	9,336,721
	Kuwait Telecommunications Co.	270,766	519,518
	Mabanee Co. KPSC	367,752	920,875
	Mobile Telecommunications Co. KSCP	1,170,450	2,002,136
	National Bank of Kuwait SAKP	2,401,841	7,654,648
	National Industries Group Holding SAK	55,839	43,400
	Warba Bank KSCP	553,754	340,356
TOTAL KUWAIT			25,552,516
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	754,000	546,532
	AMMB Holdings Bhd.	2,141,259	1,917,070
	Axiata Group Bhd.	3,194,532	1,840,572
	Bank Islam Malaysia Bhd.	152,155	71,964
	Batu Kawan Bhd.	124,700	534,950
	Bursa Malaysia Bhd.	349,100	553,216
#	Carlsberg Brewery Malaysia Bhd., Class B	143,800	585,383
	CELCOMDIGI Bhd.	1,985,320	1,778,582
	CIMB Group Holdings Bhd.	3,067,470	4,040,297
*	D&O Green Technologies Bhd.	283,900	203,626
	Dialog Group Bhd.	2,206,018	853,151
	Fraser & Neave Holdings Bhd.	137,200	802,698
	Gamuda Bhd.	2,136,513	2,279,859
	Genting Bhd.	1,808,100	1,801,249
#	Genting Malaysia Bhd.	2,150,900	1,225,548
	Genting Plantations Bhd.	139,200	187,568
# *	Greatech Technology Bhd.	198,100	190,780
#	HAP Seng Consolidated Bhd.	696,400	686,999
# *	Hartalega Holdings Bhd.	1,492,400	863,756
#	Heineken Malaysia Bhd.	143,700	732,065
	Hong Leong Bank Bhd.	259,166	1,051,800
	Hong Leong Financial Group Bhd.	243,883	846,513
#	IHH Healthcare Bhd.	731,100	943,264
	IJM Corp. Bhd.	2,122,200	1,002,053
#	Inari Amertron Bhd.	2,621,300	1,754,783
	IOI Corp. Bhd.	1,534,905	1,294,157
	IOI Properties Group Bhd.	1,450,429	661,840
	KPJ Healthcare Bhd.	110,100	37,462
	Kuala Lumpur Kepong Bhd.	392,146	1,839,000
	Malayan Banking Bhd.	2,464,719	4,820,985
	Malaysia Airports Holdings Bhd.	873,850	1,420,960
	Malaysian Pacific Industries Bhd.	50,900	289,967
#	Maxis Bhd.	1,355,100	1,087,724
	MISC Bhd.	629,598	977,278
Ω	MR DIY Group M Bhd.	1,742,650	508,454
	My EG Services Bhd.	5,511,168	906,871
	Nestle Malaysia Bhd.	43,200	1,090,857
#	Petronas Chemicals Group Bhd.	1,392,600	1,990,459
	Petronas Dagangan Bhd.	172,900	779,360

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Petronas Gas Bhd.	360,800	$1,352,400
	PPB Group Bhd.	495,880	1,513,969
	Press Metal Aluminium Holdings Bhd.	1,958,700	1,960,348
	Public Bank Bhd.	8,022,870	7,437,334
#	QL Resources Bhd.	869,585	1,071,638
	RHB Bank Bhd.	1,699,417	2,010,401
	Scientex Bhd.	334,600	283,080
	Sime Darby Bhd.	3,545,261	1,819,025
	Sime Darby Plantation Bhd.	1,349,221	1,258,197
#	Sunway Bhd.	1,590,282	899,775
	Telekom Malaysia Bhd.	517,329	646,546
#	Tenaga Nasional Bhd.	985,950	2,233,858
	TIME dotCom Bhd.	1,055,600	1,225,660
# *	Top Glove Corp. Bhd.	5,149,500	1,010,991
#	United Plantations Bhd.	145,900	609,761
	ViTrox Corp. Bhd.	269,200	394,274
	Westports Holdings Bhd.	575,000	461,890
	Yinson Holdings Bhd.	1,639,640	890,858
#	YTL Corp. Bhd.	3,170,712	1,563,205
	YTL Power International Bhd.	1,223,900	1,059,353
TOTAL MALAYSIA			74,702,215
MEXICO — (2.6%)
	Alfa SAB de CV, Class A	3,153,021	2,465,774
	America Movil SAB de CV, Class B	11,793,086	10,640,945
	Arca Continental SAB de CV	296,905	3,375,555
#	Becle SAB de CV	386,428	719,803
*	Cemex SAB de CV	11,931,285	9,892,190
*	Cemex SAB de CV, Sponsored ADR	66,225	548,343
#	Coca-Cola Femsa SAB de CV	384,690	3,656,136
*	Controladora AXTEL SAB de CV	3,493,876	39,381
	El Puerto de Liverpool SAB de CV, Class C1	195,263	1,369,671
	Fomento Economico Mexicano SAB de CV	808,793	10,952,293
	Gruma SAB de CV, Class B	230,560	4,313,414
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,894	2,165,936
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	3,734,545
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,899	4,940,254
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	87,032
#	Grupo Bimbo SAB de CV, Class A	745,854	3,391,368
#	Grupo Carso SAB de CV	715,740	6,702,668
#	Grupo Comercial Chedraui SA de CV	258,877	1,751,216
#	Grupo Elektra SAB de CV	26,239	1,759,125
	Grupo Financiero Banorte SAB de CV, Class O	1,427,805	14,518,209
*	Grupo Financiero Inbursa SAB de CV, Class O	1,677,965	4,960,338
	Grupo Mexico SAB de CV, Class B	2,030,191	10,465,011
# *	Industrias Penoles SAB de CV	178,764	2,347,826
	Kimberly-Clark de Mexico SAB de CV, Class A	1,754,900	3,984,632
	Orbia Advance Corp. SAB de CV	2,004,707	3,990,429
	Organizacion Soriana SAB de CV, Class B	235,830	478,196
# *	Sitios Latinoamerica SAB de CV	738,062	275,302
	Wal-Mart de Mexico SAB de CV	2,505,757	10,349,723
TOTAL MEXICO			123,875,315
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	85,734
	Cia de Minas Buenaventura SAA, ADR	53,274	808,167
	Credicorp Ltd.	31,912	4,736,698
TOTAL PERU			5,630,599

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	$676,787
	Aboitiz Power Corp.	1,003,100	676,949
	ACEN Corp.	5,359,179	403,965
	Alliance Global Group, Inc.	130,000	26,209
	Ayala Corp.	135,852	1,636,904
	Ayala Land, Inc.	2,952,618	1,784,284
	Bank of the Philippine Islands	1,531,782	3,001,637
	BDO Unibank, Inc.	1,864,754	4,800,413
*	Bloomberry Resorts Corp.	648,400	128,922
	DMCI Holdings, Inc.	2,646,800	505,295
	Emperador, Inc.	1,154,200	421,278
	Globe Telecom, Inc.	35,502	1,096,090
	International Container Terminal Services, Inc.	610,640	2,640,411
	JG Summit Holdings, Inc.	2,332,219	1,586,892
	Jollibee Foods Corp.	322,780	1,456,289
	Manila Electric Co.	109,980	707,678
	Metropolitan Bank & Trust Co.	2,790,068	2,826,176
Ω	Monde Nissin Corp.	1,131,100	176,839
	PLDT, Inc.	68,405	1,546,918
	San Miguel Corp.	1,172,320	2,249,424
	San Miguel Food & Beverage, Inc.	85,800	75,261
	Semirara Mining & Power Corp.	633,300	348,272
	SM Investments Corp.	102,383	1,634,514
	SM Prime Holdings, Inc.	4,187,410	2,547,194
	Union Bank of the Philippines	168,728	133,961
	Universal Robina Corp.	748,170	1,483,816
TOTAL PHILIPPINES			34,572,378
POLAND — (1.1%)
*	Alior Bank SA	88,877	1,671,673
* Ω	Allegro.eu SA	152,856	1,153,925
	Asseco Poland SA	18,549	337,895
	Bank Handlowy w Warszawie SA	27,699	714,512
*	Bank Millennium SA	370,946	776,633
	Bank Polska Kasa Opieki SA	134,988	5,192,460
	Budimex SA	12,588	2,153,609
#	CD Projekt SA	48,769	1,273,009
*	Cyfrowy Polsat SA	125,179	338,854
* Ω	Dino Polska SA	30,321	3,272,473
*	ING Bank Slaski SA	23,288	1,463,737
	Inter Cars SA	4,701	641,718
	KGHM Polska Miedz SA	117,906	3,284,936
	KRUK SA	17,088	1,934,724
	LPP SA	607	2,359,220
*	mBank SA	12,455	1,655,563
	Orange Polska SA	653,211	1,395,231
	ORLEN SA	466,052	7,266,883
*	Pepco Group NV	112,921	618,276
*	PGE Polska Grupa Energetyczna SA	809,340	1,704,265
	Powszechna Kasa Oszczednosci Bank Polski SA	380,602	4,829,089
	Powszechny Zaklad Ubezpieczen SA	290,412	3,496,607
#	Santander Bank Polska SA	14,447	1,749,846
*	Tauron Polska Energia SA	153,591	140,400
TOTAL POLAND			49,425,538
QATAR — (0.9%)
	Barwa Real Estate Co.	242,593	191,793
	Commercial Bank PSQC	2,682,431	3,864,069

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Industries Qatar QSC	491,115	$1,614,974
	Masraf Al Rayan QSC	5,096,954	3,287,415
	Mesaieed Petrochemical Holding Co.	3,448,812	1,589,949
	Ooredoo QPSC	1,362,199	3,998,747
	Qatar Electricity & Water Co. QSC	382,308	1,818,141
	Qatar Fuel QSC	385,631	1,660,889
	Qatar Gas Transport Co. Ltd.	3,814,849	3,634,230
	Qatar International Islamic Bank QSC	796,197	2,278,779
	Qatar Islamic Bank SAQ	676,500	3,618,090
	Qatar National Bank QPSC	3,144,150	13,373,553
	Qatar Navigation QSC	79,171	224,597
TOTAL QATAR			41,155,226
RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	358,570	1,311,125
	ACWA Power Co.	34,294	2,189,852
	Advanced Petrochemical Co.	32,071	325,285
	Al Rajhi Bank	1,034,714	23,097,826
	Alinma Bank	705,159	7,766,808
	Almarai Co. JSC	162,255	2,469,872
	Arab National Bank	674,523	4,485,145
	Arabian Internet & Communications Services Co.	23,048	2,010,955
	Bank AlBilad	456,377	5,410,699
*	Bank Al-Jazira	398,533	2,141,255
	Banque Saudi Fransi	491,263	5,224,693
	Bupa Arabia for Cooperative Insurance Co.	68,848	3,790,719
	Co. for Cooperative Insurance	58,079	1,897,558
	Dallah Healthcare Co.	6,980	307,347
*	Dar Al Arkan Real Estate Development Co.	538,809	1,862,222
	Dr Sulaiman Al Habib Medical Services Group Co.	43,103	3,331,957
	Etihad Etisalat Co.	795,045	11,049,618
	Jarir Marketing Co.	724,740	2,942,661
	Mobile Telecommunications Co. Saudi Arabia	664,405	2,363,343
	Mouwasat Medical Services Co.	105,608	3,337,536
	Nahdi Medical Co.	29,756	1,115,823
*	Rabigh Refining & Petrochemical Co.	487,229	1,185,127
	Riyad Bank	1,187,499	8,962,437
	SABIC Agri-Nutrients Co.	164,552	5,610,529
	Sahara International Petrochemical Co.	464,013	3,885,176
*	Saudi Arabian Mining Co.	576,234	7,111,030
Ω	Saudi Arabian Oil Co.	1,399,216	11,398,140

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Awwal Bank	774,741	$7,401,377
	Saudi Basic Industries Corp.	401,180	8,316,298
	Saudi Electricity Co.	366,509	1,849,377
	Saudi Industrial Investment Group	390,623	2,110,816
	Saudi Investment Bank	403,064	1,673,673
*	Saudi Kayan Petrochemical Co.	805,267	1,967,095
	Saudi National Bank	1,307,965	14,125,405
*	Saudi Research & Media Group	42,250	2,336,020
	Saudi Tadawul Group Holding Co.	23,963	1,319,626
	Saudi Telecom Co.	1,272,380	13,845,534
	Savola Group	355,646	4,260,087
	Yanbu National Petrochemical Co.	267,708	2,738,096
TOTAL SAUDI ARABIA			188,528,142
SOUTH AFRICA — (2.6%)
	Absa Group Ltd.	665,789	5,813,348
	Anglo American Platinum Ltd.	30,706	1,299,979
	Aspen Pharmacare Holdings Ltd.	422,830	4,370,635
	Bid Corp. Ltd.	133,634	3,234,303
	Bidvest Group Ltd.	382,266	5,027,185
	Capitec Bank Holdings Ltd.	41,839	4,456,148
	Clicks Group Ltd.	295,205	4,745,177
	Discovery Ltd.	494,863	3,658,430
	Exxaro Resources Ltd.	324,653	3,234,396
	FirstRand Ltd.	2,891,904	10,473,668
	Gold Fields Ltd., Sponsored ADR	610,003	9,028,044
	Harmony Gold Mining Co. Ltd.	220,307	1,377,082
	Harmony Gold Mining Co. Ltd., Sponsored ADR	251,806	1,558,679
	Impala Platinum Holdings Ltd.	925,071	3,590,804
	Investec Ltd.	260,424	1,718,506
	Kumba Iron Ore Ltd.	42,784	1,258,658
	Mr Price Group Ltd.	110,396	1,009,350
	MTN Group Ltd.	1,300,541	6,615,386
*	MultiChoice Group	81,802	326,998
	Naspers Ltd., Class N	33,426	5,606,340
	Nedbank Group Ltd.	416,704	4,838,145
	NEPI Rockcastle NV	435,581	2,930,695
	Ninety One Ltd.	225,714	499,484
	Northam Platinum Holdings Ltd.	303,245	2,044,019
	Old Mutual Ltd.	2,819,377	1,876,241
	OUTsurance Group Ltd.	148,919	332,924
Ω	Pepkor Holdings Ltd.	2,392,047	2,459,663
	Sanlam Ltd.	1,021,800	3,899,946
	Sasol Ltd.	55,178	479,260
#	Sasol Ltd., Sponsored ADR	384,657	3,288,817
	Shoprite Holdings Ltd.	295,830	4,287,341
#	Sibanye Stillwater Ltd.	3,241,131	3,906,011
#	Sibanye Stillwater Ltd., ADR	200,858	972,153
	Standard Bank Group Ltd.	723,678	7,703,998
	Vodacom Group Ltd.	363,401	1,809,254
	Woolworths Holdings Ltd.	1,130,428	4,193,288
TOTAL SOUTH AFRICA			123,924,355
SOUTH KOREA — (12.8%)
*	Advanced Nano Products Co. Ltd.	1,547	109,594
*	Alteogen, Inc.	18,171	1,049,124
*	Amorepacific Corp.	10,827	955,048
*	Amorepacific Group	32,258	592,759

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	BGF retail Co. Ltd.	9,471	$1,002,390
	BNK Financial Group, Inc.	332,888	1,872,256
	Caregen Co. Ltd.	4,876	78,187
*	Celltrion Pharm, Inc.	12,687	966,488
	Celltrion, Inc.	69,592	9,338,559
	Cheil Worldwide, Inc.	71,063	978,066
	CJ CheilJedang Corp.	16,750	3,657,701
*	CJ Corp.	29,487	2,071,125
*	CJ ENM Co. Ltd.	3,160	168,797
*	CJ Logistics Corp.	15,251	1,552,066
# *	Classys, Inc.	17,370	399,623
*	CosmoAM&T Co. Ltd.	18,500	1,828,835
*	Cosmochemical Co. Ltd.	923	19,607
*	Coway Co. Ltd.	70,066	2,906,317
#	CS Wind Corp.	16,801	715,590
# *	Daejoo Electronic Materials Co. Ltd.	3,936	202,971
# *	Daewoo Engineering & Construction Co. Ltd.	293,226	862,310
# *	DB HiTek Co. Ltd.	45,779	1,697,132
*	DB Insurance Co. Ltd.	88,416	5,832,432
*	DL E&C Co. Ltd.	33,796	1,051,174
*	Dongjin Semichem Co. Ltd.	30,624	881,653
*	Dongkuk CM Co. Ltd.	4,274	21,158
*	Dongkuk Holdings Co. Ltd.	6,863	38,366
	Dongsuh Cos., Inc.	12,744	164,975
*	Dongwon Industries Co. Ltd.	6,077	169,430
	Doosan Bobcat, Inc.	99,311	3,782,162
*	Doosan Co. Ltd.	4,825	326,267
*	Doosan Enerbility Co. Ltd.	282,845	3,267,410
# *	Doosan Fuel Cell Co. Ltd.	22,430	346,895
*	Ecopro BM Co. Ltd.	24,638	3,910,833
# *	Ecopro Co. Ltd.	10,538	3,930,931
*	E-MART, Inc.	20,339	1,183,440
*	Eo Technics Co. Ltd.	2,200	281,444
*	F&F Co. Ltd.	17,453	926,864
#	Fila Holdings Corp.	50,748	1,545,986
*	Green Cross Corp.	3,210	259,193
*	GS Holdings Corp.	91,789	3,183,181
*	GS Retail Co. Ltd.	84,736	1,414,186
	Hana Financial Group, Inc.	460,124	16,452,856
*	Hanall Biopharma Co. Ltd.	3,277	75,622
*	Hanjin Kal Corp.	14,952	819,452
*	Hankook Tire & Technology Co. Ltd.	120,758	4,621,905
*	Hanmi Pharm Co. Ltd.	6,435	1,561,239
*	Hanmi Science Co. Ltd.	7,766	228,171
*	Hanmi Semiconductor Co. Ltd.	29,634	1,292,331
	Hanon Systems	189,149	882,811
*	Hansol Chemical Co. Ltd.	9,131	1,366,691
*	Hanwha Aerospace Co. Ltd.	25,410	2,624,175
*	Hanwha Corp.	49,305	1,003,262
*	Hanwha Life Insurance Co. Ltd.	349,192	792,719
*	Hanwha Ocean Co. Ltd.	34,654	569,495
*	Hanwha Solutions Corp.	117,929	2,929,662
*	Hanwha Systems Co. Ltd.	19,918	229,737
	HD Hyundai Co. Ltd.	55,777	2,972,895
*	HD Hyundai Electric Co. Ltd.	19,156	1,467,025
*	HD Hyundai Heavy Industries Co. Ltd.	1,807	153,967
# *	HD Hyundai Infracore Co. Ltd.	128,752	742,362
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	3,100,377
# *	Hite Jinro Co. Ltd.	24,304	381,729

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HL Mando Co. Ltd.	61,636	$1,617,995
# *	HLB, Inc.	75,771	3,821,779
*	HMM Co. Ltd.	398,652	5,729,582
#	Hotel Shilla Co. Ltd.	31,789	1,384,663
*	Hugel, Inc.	1,763	200,273
*	HYBE Co. Ltd.	4,789	722,053
*	Hyosung Advanced Materials Corp., Class C	436	106,529
*	Hyosung Corp.	5,270	247,834
*	Hyosung Heavy Industries Corp.	1,100	140,861
*	Hyosung TNC Corp.	1,689	379,878
*	Hyundai Autoever Corp.	4,697	519,353
*	Hyundai Department Store Co. Ltd.	4,142	166,559
*	Hyundai Elevator Co. Ltd.	15,545	473,047
*	Hyundai Engineering & Construction Co. Ltd.	84,807	2,194,880
*	Hyundai Glovis Co. Ltd.	25,662	3,360,249
*	Hyundai Marine & Fire Insurance Co. Ltd.	108,528	2,756,404
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	797,097
	Hyundai Mobis Co. Ltd.	43,227	6,775,983
	Hyundai Motor Co.	100,199	14,573,970
*	Hyundai Rotem Co. Ltd.	64,563	1,361,527
*	Hyundai Steel Co.	109,899	2,752,045
*	Hyundai Wia Corp.	14,329	622,992
*	Industrial Bank of Korea	382,925	3,592,761
*	ISC Co. Ltd.	2,714	155,810
*	IsuPetasys Co. Ltd.	33,993	693,896
	JB Financial Group Co. Ltd.	153,345	1,315,773
*	JYP Entertainment Corp.	27,914	1,570,984
*	Kakao Corp.	86,689	3,390,040
# *	Kakao Games Corp.	22,186	405,328
*	KakaoBank Corp.	39,992	812,845
*	Kangwon Land, Inc.	82,285	923,203
	KB Financial Group, Inc.	425,389	18,052,528
	KB Financial Group, Inc., ADR	13,649	576,943
	KCC Corp.	4,724	870,099
*	KEPCO Engineering & Construction Co., Inc.	6,591	323,080
# *	KEPCO Plant Service & Engineering Co. Ltd.	13,138	333,767
*	Kia Corp.	207,178	15,913,561
# *	KIWOOM Securities Co. Ltd.	25,930	1,874,215
*	Kolon Industries, Inc.	4,690	142,665
*	Korea Aerospace Industries Ltd.	66,596	2,509,126
*	Korea Electric Power Corp.	93,653	1,388,772
*	Korea Gas Corp.	24,489	484,261
*	Korea Investment Holdings Co. Ltd.	51,532	2,366,153
	Korea Zinc Co. Ltd.	5,317	1,883,600
*	Korean Air Lines Co. Ltd.	231,801	3,897,251
*	Krafton, Inc.	18,286	2,932,278
*	KT Corp., Sponsored ADR	82,100	1,082,899
	KT&G Corp.	64,034	4,348,822
*	Kum Yang Co. Ltd.	11,179	653,081
*	Kumho Petrochemical Co. Ltd.	27,384	2,553,508
*	L&F Co. Ltd.	12,065	1,286,385
*	LEENO Industrial, Inc.	10,832	1,611,625
	LG Chem Ltd.	25,330	8,214,134
*	LG Corp.	73,098	4,488,474
# *	LG Display Co. Ltd., ADR	308,074	1,327,799
*	LG Display Co. Ltd.	131,809	1,145,433
	LG Electronics, Inc.	168,961	11,777,305
	LG H&H Co. Ltd.	10,518	2,383,905
	LG Innotek Co. Ltd.	17,762	2,533,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Uplus Corp.	431,096	$3,300,590
*	LIG Nex1 Co. Ltd.	10,665	836,800
*	Lotte Chemical Corp.	14,897	1,457,160
# *	Lotte Chilsung Beverage Co. Ltd.	1,353	138,948
# *	Lotte Corp.	34,062	739,886
	Lotte Energy Materials Corp.	13,179	309,741
*	LOTTE Fine Chemical Co. Ltd.	19,897	740,312
*	Lotte Shopping Co. Ltd.	12,790	786,360
*	LS Corp.	26,657	1,813,433
*	LS Electric Co. Ltd.	20,340	1,069,372
	LX Semicon Co. Ltd.	4,493	260,165
	Macquarie Korea Infrastructure Fund	313,238	2,920,429
	Medytox, Inc.	2,010	288,584
*	Meritz Financial Group, Inc.	116,552	5,983,797
*	Mirae Asset Securities Co. Ltd.	333,586	1,961,388
*	NAVER Corp.	38,269	5,706,751
*	NCSoft Corp.	10,513	1,551,612
* Ω	Netmarble Corp.	21,359	931,046
*	NH Investment & Securities Co. Ltd., Class C	205,648	1,631,676
	NongShim Co. Ltd.	4,096	1,159,799
*	OCI Co. Ltd.	8,288	569,740
# *	OCI Holdings Co. Ltd.	6,892	537,560
	Orion Corp.	26,184	1,811,041
*	Ottogi Corp.	466	139,690
*	Pan Ocean Co. Ltd.	528,083	1,438,345
# *	Paradise Co. Ltd.	24,370	230,490
*	Pearl Abyss Corp.	18,229	445,150
# *	Posco DX Co. Ltd.	34,123	1,454,207
# *	POSCO Future M Co. Ltd.	8,327	1,568,513
	POSCO Holdings, Inc.	32,797	10,405,840
*	Posco International Corp.	36,221	1,421,774
# *	Rainbow Robotics	3,386	363,182
	S-1 Corp.	21,407	914,310
# *	Sam Chun Dang Pharm Co. Ltd.	5,104	244,563
* Ω	Samsung Biologics Co. Ltd.	8,360	5,262,388
	Samsung C&T Corp.	44,105	4,556,265
*	Samsung Card Co. Ltd.	26,138	645,650
	Samsung Electro-Mechanics Co. Ltd.	43,089	4,481,296
	Samsung Electronics Co. Ltd.	2,900,217	157,588,596
*	Samsung Engineering Co. Ltd.	187,057	3,120,013
*	Samsung Fire & Marine Insurance Co. Ltd.	46,477	9,196,852
*	Samsung Heavy Industries Co. Ltd.	214,336	1,168,154
	Samsung Life Insurance Co. Ltd.	63,894	3,320,288
	Samsung SDI Co. Ltd.	30,009	8,328,206
	Samsung SDS Co. Ltd.	24,988	2,841,650
	Samsung Securities Co. Ltd.	118,110	3,319,850
	SFA Engineering Corp.	10,979	222,212
	Shinhan Financial Group Co. Ltd.	397,068	12,166,199
#	Shinhan Financial Group Co. Ltd., ADR	46,849	1,437,796
*	Shinsegae, Inc.	10,056	1,297,306
*	SK Biopharmaceuticals Co. Ltd.	9,334	648,322
# *	SK Bioscience Co. Ltd.	11,921	566,540
	SK Hynix, Inc.	224,569	22,488,484
* Ω	SK IE Technology Co. Ltd.	8,931	495,018
*	SK Innovation Co. Ltd.	57,169	4,981,960
*	SK Networks Co. Ltd.	242,361	1,182,569
	SK Telecom Co. Ltd.	55,517	2,087,364
	SK, Inc.	40,728	5,582,887
*	SKC Co. Ltd.	12,904	739,822

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SL Corp.	24,615	$589,118
*	SM Entertainment Co. Ltd.	9,331	531,017
	S-Oil Corp.	68,687	3,492,064
*	Solus Advanced Materials Co. Ltd.	11,014	92,594
*	Soulbrain Co. Ltd.	4,534	914,267
#	Ssangyong C&E Co. Ltd.	149,934	676,861
*	ST Pharm Co. Ltd.	787	36,404
*	Studio Dragon Corp.	791	27,140
# *	Taihan Electric Wire Co. Ltd.	19,467	135,929
*	Wemade Co. Ltd.	6,379	244,058
# *	WONIK IPS Co. Ltd.	19,600	443,114
	Woori Financial Group, Inc.	941,593	9,762,770
*	Youngone Corp.	41,496	1,489,711
*	Yuhan Corp.	22,682	1,002,528
TOTAL SOUTH KOREA			602,627,709
TAIWAN — (18.2%)
	Accton Technology Corp.	331,000	5,568,265
	Acer, Inc.	3,398,811	4,991,471
#	Advanced Energy Solution Holding Co. Ltd.	35,000	705,604
	Advantech Co. Ltd.	175,089	1,887,321
	Airtac International Group	71,602	2,145,894
	Alchip Technologies Ltd.	30,000	3,721,198
	AP Memory Technology Corp.	18,000	299,630
	ASE Technology Holding Co. Ltd.	1,741,782	7,531,072
	Asia Cement Corp.	2,725,758	3,456,578
#	Asia Vital Components Co. Ltd.	298,000	4,047,234
	ASMedia Technology, Inc.	19,000	1,123,501
	ASPEED Technology, Inc.	31,300	3,074,276
	Asustek Computer, Inc.	627,180	8,905,522
	AUO Corp.	7,868,498	4,598,349
	Bizlink Holding, Inc.	57,551	423,535
	Bora Pharmaceuticals Co. Ltd.	55,255	1,181,970
	Catcher Technology Co. Ltd.	738,429	4,588,406
	Cathay Financial Holding Co. Ltd.	4,347,393	6,113,432
	Chailease Holding Co. Ltd.	1,343,356	7,436,178
	Chang Hwa Commercial Bank Ltd.	4,967,946	2,773,375
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,585,659
	Chicony Electronics Co. Ltd.	810,497	4,249,617
	Chicony Power Technology Co. Ltd.	91,000	424,439
#	China Airlines Ltd.	5,524,536	3,588,352
*	China Development Financial Holding Corp.	13,997,045	5,373,706
	China Motor Corp.	207,000	755,266
	China Steel Corp.	10,174,932	8,153,507
#	Chipbond Technology Corp.	797,000	1,833,446
#	Chroma ATE, Inc.	372,000	2,377,561
	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	2,134,523
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,177,430
	Chunghwa Telecom Co. Ltd.	683,000	2,589,192
	Compal Electronics, Inc.	5,016,541	5,753,252
	Compeq Manufacturing Co. Ltd.	1,312,000	2,909,920
	CTBC Financial Holding Co. Ltd.	10,705,175	9,711,857
	Delta Electronics, Inc.	835,486	7,476,425
	E Ink Holdings, Inc.	487,000	3,229,640
	E.Sun Financial Holding Co. Ltd.	10,308,774	8,136,605
	Eclat Textile Co. Ltd.	142,402	2,485,380
	Elite Material Co. Ltd.	219,000	3,217,244
	eMemory Technology, Inc.	41,000	3,656,769
	Eternal Materials Co. Ltd.	768,161	703,022

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	4,933,758	$4,973,141
	Evergreen Marine Corp. Taiwan Ltd.	1,232,289	5,910,753
	Far Eastern International Bank	488,111	190,195
#	Far Eastern New Century Corp.	3,841,085	3,789,787
	Far EasTone Telecommunications Co. Ltd.	1,898,000	4,871,826
#	Faraday Technology Corp.	132,000	1,744,631
	Farglory Land Development Co. Ltd.	48,000	87,842
	Feng TAY Enterprise Co. Ltd.	431,666	2,225,678
	First Financial Holding Co. Ltd.	9,962,974	8,454,777
	Formosa Chemicals & Fibre Corp.	3,067,518	5,537,999
#	Formosa Petrochemical Corp.	487,000	1,156,608
#	Formosa Plastics Corp.	2,604,153	5,984,463
	Formosa Sumco Technology Corp.	91,000	470,291
	Formosa Taffeta Co. Ltd.	685,000	527,047
#	Fortune Electric Co. Ltd.	50,000	707,194
	Foxconn Technology Co. Ltd.	1,025,627	1,651,623
	Fubon Financial Holding Co. Ltd.	3,846,812	7,907,310
#	Genius Electronic Optical Co. Ltd.	112,695	1,432,684
	Getac Holdings Corp.	303,000	996,377
	Giant Manufacturing Co. Ltd.	408,810	2,326,916
#	Gigabyte Technology Co. Ltd.	303,000	2,998,361
#	Global Unichip Corp.	58,000	2,847,608
	Globalwafers Co. Ltd.	286,000	5,283,739
#	Gold Circuit Electronics Ltd.	370,000	2,707,383
	Great Wall Enterprise Co. Ltd.	293,000	539,845
	Highwealth Construction Corp.	1,266,768	1,602,168
	Hiwin Technologies Corp.	382,291	2,683,335
	Hon Hai Precision Industry Co. Ltd.	5,740,322	18,777,875
	Hotai Finance Co. Ltd.	220,400	853,371
	Hotai Motor Co. Ltd.	99,960	2,024,994
*	HTC Corp.	191,000	298,382
	Hua Nan Financial Holdings Co. Ltd., Class C	7,414,500	5,107,469
	Innolux Corp.	10,267,469	5,339,909
#	International Games System Co. Ltd., Class C	146,000	3,862,529
#	Inventec Corp.	2,220,550	3,899,992
	Jentech Precision Industrial Co. Ltd.	50,000	1,196,869
#	Jinan Acetate Chemical Co. Ltd.	32,538	873,037
#	King Slide Works Co. Ltd.	24,000	797,011
	King Yuan Electronics Co. Ltd.	1,733,000	4,629,222
	King's Town Bank Co. Ltd.	329,000	428,095
	Largan Precision Co. Ltd.	78,860	6,252,391
	Lien Hwa Industrial Holdings Corp.	926,685	1,919,543
	Lite-On Technology Corp.	1,573,410	5,448,896
	Lotes Co. Ltd.	108,700	3,429,035
#	Lotus Pharmaceutical Co. Ltd.	164,000	1,460,435
#	Macronix International Co. Ltd.	1,985,074	1,849,434
	Makalot Industrial Co. Ltd.	187,000	2,145,116
	MediaTek, Inc.	759,995	23,451,636
	Mega Financial Holding Co. Ltd.	5,090,817	6,115,192
	Merida Industry Co. Ltd.	185,287	1,014,755
	Micro-Star International Co. Ltd.	878,000	5,092,422
	Mitac Holdings Corp.	16,000	22,997
#	momo.com, Inc.	89,100	1,236,796
	Nan Ya Plastics Corp.	2,451,599	4,751,221
#	Nan Ya Printed Circuit Board Corp.	384,000	2,772,265
	Nanya Technology Corp.	1,217,010	2,669,227
	Nien Made Enterprise Co. Ltd.	221,000	2,362,569
	Novatek Microelectronics Corp.	336,000	5,473,339
#	Nuvoton Technology Corp.	211,000	863,604

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Oneness Biotech Co. Ltd.	160,423	$883,678
	Parade Technologies Ltd.	62,000	2,199,582
	Pegatron Corp.	1,946,345	5,130,895
# *	PharmaEssentia Corp.	197,869	1,986,787
	Phison Electronics Corp.	169,000	2,838,227
	Pou Chen Corp.	2,506,487	2,523,248
#	Powerchip Semiconductor Manufacturing Corp.	3,965,000	3,409,212
	Powertech Technology, Inc.	1,161,819	5,393,961
	Poya International Co. Ltd.	53,430	880,333
	President Chain Store Corp.	347,831	2,932,685
	Qisda Corp.	1,617,000	2,402,089
	Quanta Computer, Inc.	1,089,000	8,610,739
	Radiant Opto-Electronics Corp.	584,000	2,582,647
	Realtek Semiconductor Corp.	201,950	3,022,261
	Ruentex Development Co. Ltd.	1,531,101	1,744,112
	Ruentex Industries Ltd.	715,214	1,370,441
#	Sanyang Motor Co. Ltd.	546,000	1,227,721
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	4,294,745
	Shihlin Electric & Engineering Corp.	191,000	739,685
*	Shin Kong Financial Holding Co. Ltd.	13,833,712	3,704,008
	Silergy Corp.	221,000	2,719,789
#	Simplo Technology Co. Ltd.	216,000	2,795,278
	Sinbon Electronics Co. Ltd.	178,000	1,465,484
#	Sino-American Silicon Products, Inc.	758,000	4,634,726
	SinoPac Financial Holdings Co. Ltd.	9,849,762	6,027,779
	Standard Foods Corp.	320,418	383,138
	Synnex Technology International Corp.	1,370,343	3,146,275
#	TA Chen Stainless Pipe	2,423,787	2,866,235
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,745,817
	Taishin Financial Holding Co. Ltd.	10,808,066	5,920,783
	Taiwan Business Bank	7,957,784	3,391,263
	Taiwan Cement Corp.	5,147,701	5,238,986
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	5,992,302
	Taiwan FamilyMart Co. Ltd.	48,000	288,864
	Taiwan Fertilizer Co. Ltd.	723,000	1,569,971
# *	Taiwan Glass Industry Corp.	1,080,375	620,582
	Taiwan High Speed Rail Corp.	1,359,000	1,282,278
	Taiwan Mobile Co. Ltd.	1,040,300	3,251,811
	Taiwan Secom Co. Ltd.	197,670	735,321
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	272,267,664
*	Tatung Co. Ltd.	1,748,000	2,438,911
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,315,791
	Tripod Technology Corp.	614,870	3,671,503
	Tung Ho Steel Enterprise Corp.	135,040	318,306
#	Unimicron Technology Corp.	1,357,000	7,613,147
	Union Bank of Taiwan	908,700	410,929
	Uni-President Enterprises Corp.	5,135,033	11,866,460
	United Microelectronics Corp.	6,239,000	9,718,229
#	Vanguard International Semiconductor Corp.	1,550,000	3,636,872
#	Via Technologies, Inc.	67,000	296,642
	VisEra Technologies Co. Ltd.	117,000	1,051,363
#	Voltronic Power Technology Corp.	75,224	3,216,791
#	Walsin Lihwa Corp.	2,911,818	3,287,696
	Walsin Technology Corp.	395,000	1,353,989
#	Wan Hai Lines Ltd.	901,747	1,407,894
#	Win Semiconductors Corp.	360,034	1,774,037
	Winbond Electronics Corp.	4,066,257	3,534,450
* ††	Wintek Corp.	604,760	0
	Wistron Corp.	2,488,699	9,111,929

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wistron NeWeb Corp.	317,172	$1,445,094
#	Wiwynn Corp.	53,000	3,736,542
	WPG Holdings Ltd.	1,859,039	5,175,384
#	WT Microelectronics Co. Ltd.	276,945	1,391,192
	Yageo Corp.	316,055	5,559,123
	Yang Ming Marine Transport Corp.	2,844,000	4,336,602
#	YFY, Inc.	1,334,000	1,276,298
	Yuanta Financial Holding Co. Ltd.	8,914,591	7,685,214
#	Yulon Finance Corp.	463,023	2,581,013
	Yulon Motor Co. Ltd.	668,496	1,478,258
#	Zhen Ding Technology Holding Ltd.	971,700	3,128,234
TOTAL TAIWAN			856,164,127
THAILAND — (2.0%)
	Advanced Info Service PCL	733,300	4,526,607
	AEON Thana Sinsap Thailand PCL	158,300	675,990
	Airports of Thailand PCL	1,898,400	3,197,221
	AP Thailand PCL	3,278,700	988,855
#	Asset World Corp. PCL	5,732,900	643,138
	B Grimm Power PCL	545,600	426,761
	Bangchak Corp. PCL	1,987,700	2,353,137
	Bangkok Bank PCL	529,400	2,104,021
	Bangkok Bank PCL, NVDR	126,700	503,550
	Bangkok Chain Hospital PCL	1,275,700	812,651
	Bangkok Dusit Medical Services PCL, Class F	4,797,300	3,718,575
	Bangkok Expressway & Metro PCL	4,096,299	848,645
	Bangkok Life Assurance PCL, NVDR	618,200	332,820
	Banpu PCL	13,409,666	2,343,455
	Banpu Power PCL	603,200	246,534
#	Berli Jucker PCL	1,078,600	720,536
	Betagro PCL	69,400	43,036
	BTS Group Holdings PCL	5,069,500	857,360
	Bumrungrad Hospital PCL	283,600	1,918,512
	Carabao Group PCL, Class F	259,900	551,264
	Central Pattana PCL	882,500	1,610,651
*	Central Plaza Hotel PCL	262,600	321,982
	Central Retail Corp. PCL	1,073,050	1,005,677
#	CH Karnchang PCL	1,238,600	750,614
	Charoen Pokphand Foods PCL	3,633,123	1,904,759
#	Chularat Hospital PCL, Class F	5,003,300	417,441
#	Com7 PCL, Class F	1,057,300	631,802
	CP ALL PCL	2,280,200	3,358,197
	Delta Electronics Thailand PCL	1,481,200	3,287,844
	Electricity Generating PCL	167,500	620,851
	Energy Absolute PCL	1,002,700	1,123,454
#	Global Power Synergy PCL, Class F	282,900	392,723
	Gulf Energy Development PCL	1,161,100	1,423,659
	Hana Microelectronics PCL	680,700	916,170
	Home Product Center PCL	3,733,413	1,104,949
	Indorama Ventures PCL	1,588,800	1,056,886
	Intouch Holdings PCL, Class F	341,400	709,696
	IRPC PCL	12,257,000	673,699
*	Jasmine Technology Solution PCL	12,900	28,089
	JMT Network Services PCL	445,153	257,223
	Kasikornbank PCL	135,100	456,966
	Kasikornbank PCL, NVDR	5,500	18,603
	KCE Electronics PCL	1,016,100	1,274,511
	Kiatnakin Phatra Bank PCL	304,700	418,691
	Krung Thai Bank PCL	1,429,987	640,879

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Krungthai Card PCL	660,700	$814,759
#	Land & Houses PCL	6,942,300	1,496,966
	MBK PCL	225,100	101,518
	Mega Lifesciences PCL	451,400	547,113
	Minor International PCL	2,438,883	2,096,707
	MK Restaurants Group PCL	299,100	305,613
	Muangthai Capital PCL	900,700	1,078,987
	Ngern Tid Lor PCL	1,737,787	1,067,825
	Osotspa PCL	1,167,500	684,490
	Plan B Media Pcl, Class F	2,571,100	637,747
*	PSG Corp. PCL	7,016,500	122,619
	PTT Exploration & Production PCL	1,189,455	5,029,054
	PTT Global Chemical PCL	1,601,325	1,512,068
	PTT Oil & Retail Business PCL	1,302,700	664,615
	PTT PCL	6,973,400	6,633,845
	Ramkhamhaeng Hospital PCL, Class F	61,800	56,613
	Ratch Group PCL	792,000	675,301
	SCB X PCL	355,366	1,041,732
	SCG Packaging PCL	907,200	805,491
*	SCGJWD Logistics PCL	76,700	29,835
	Siam Cement PCL	323,300	2,460,461
	Siam City Cement PCL	110,389	418,500
#	Siam Global House PCL	1,311,345	561,833
	SISB PCL	198,800	211,534
	Srisawad Corp. PCL	876,072	975,403
	Star Petroleum Refining PCL	2,397,900	567,750
	Supalai PCL	1,764,100	979,572
	Thai Oil PCL	1,294,517	1,997,740
	Thai Union Group PCL, Class F	3,173,640	1,359,716
	Thanachart Capital PCL	314,900	450,459
	Thonburi Healthcare Group PCL	422,300	562,432
	Tisco Financial Group PCL	239,500	668,325
	TMBThanachart Bank PCL	23,842,097	1,202,941
	TOA Paint Thailand PCL	732,000	435,352
*	True Corp. PCL	13,693,286	2,335,125
	TTW PCL	1,073,800	292,077
	WHA Corp. PCL	9,104,200	1,216,374
TOTAL THAILAND			94,317,176
TURKEY — (0.9%)
	Akbank TAS	2,613,434	3,401,932
	Aksa Enerji Uretim AS	237,721	282,070
	Alarko Holding AS	118,668	418,166
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	1,083,869
	Arcelik AS	76,332	355,775
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	690,458
	BIM Birlesik Magazalar AS	255,274	3,201,121
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	110,971
	Borusan Yatirim ve Pazarlama AS	3,253	279,020
	Coca-Cola Icecek AS	71,761	1,265,936
	Dogan Sirketler Grubu Holding AS	1,113,296	484,704
	Dogus Otomotiv Servis ve Ticaret AS	81,648	733,044
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,173	14,215
Ω	Enerjisa Enerji AS	161,809	296,133
	Enka Insaat ve Sanayi AS	775,859	950,129
*	Eregli Demir ve Celik Fabrikalari TAS	656,157	930,377
	Ford Otomotiv Sanayi AS	45,341	1,317,003
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	103,483	264,924
# *	Gubre Fabrikalari TAS	23,608	113,295

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Hektas Ticaret TAS	342,812	$200,888
	Is Yatirim Menkul Degerler AS, Class A	610,951	695,343
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	88,932	64,535
	Kiler Holding AS	19,833	24,784
	KOC Holding AS	472,649	2,496,270
	Kontrolmatik Enerji Ve Muhendislik AS	55,851	445,921
*	Konya Cimento Sanayii AS	70	17,695
	Koza Altin Isletmeleri AS	342,314	233,818
	Migros Ticaret AS	59,911	805,789
	Nuh Cimento Sanayi AS	25,381	265,417
*	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	539,569
# *	Oyak Cimento Fabrikalari AS	147,377	306,487
*	Pegasus Hava Tasimaciligi AS	50,300	1,243,396
*	Petkim Petrokimya Holding AS	1,033,711	738,665
	Politeknik Metal Sanayi ve Ticaret AS	19	12,592
*	Sasa Polyester Sanayi AS	266,173	337,484
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	65,771
	Sok Marketler Ticaret AS	133,688	280,242
*	TAV Havalimanlari Holding AS	190,894	867,932
	Tofas Turk Otomobil Fabrikasi AS	84,552	685,879
*	Turk Hava Yollari AO	306,328	2,745,887
*	Turk Telekomunikasyon AS	280,668	301,939
	Turk Traktor ve Ziraat Makineleri AS	26,403	702,907
	Turkcell Iletisim Hizmetleri AS	812,664	1,832,389
#	Turkiye Garanti Bankasi AS	369,940	774,242
	Turkiye Is Bankasi AS, Class C	2,062,152	1,738,800
	Turkiye Petrol Rafinerileri AS	622,493	3,066,924
	Turkiye Sigorta AS	29,434	46,522
	Turkiye Sise ve Cam Fabrikalari AS	597,215	968,674
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	336,800
	Yapi ve Kredi Bankasi AS	2,835,254	2,036,421
TOTAL TURKEY			41,073,124
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	2,898,956	7,103,447
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,042,659
	Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	2,514,351
	ADNOC Drilling Co. PJSC	1,539,462	1,537,221
	Aldar Properties PJSC	3,252,643	4,511,120
*	Alpha Dhabi Holding PJSC	343,700	1,663,052
	Dubai Electricity & Water Authority PJSC	3,010,961	2,058,117
	Dubai Islamic Bank PJSC	4,822,301	8,297,882
	Emaar Properties PJSC	6,070,441	12,273,650
	Emirates Integrated Telecommunications Co. PJSC	100,687	154,899
	Emirates NBD Bank PJSC	2,150,805	10,358,272
	Emirates Telecommunications Group Co. PJSC	1,840,642	9,606,569
	Fertiglobe PLC	373,591	283,425
	First Abu Dhabi Bank PJSC	2,173,515	8,665,130
*	International Holding Co. PJSC	23,954	2,607,133
*	Multiply Group PJSC	2,650,360	2,081,102
TOTAL UNITED ARAB EMIRATES			78,758,029
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	234,046	4,123,891
TOTAL COMMON STOCKS			4,611,873,659

The Emerging Markets Series
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Banco Bradesco SA, 7.254%	2,373,138	$7,352,589
Centrais Eletricas Brasileiras SA Class B, 3.258%	103,746	959,898
Cia Energetica de Minas Gerais, 11.204%	1,094,369	2,544,633
Companhia Paranaense de Energia Class B, 3.301%	1,103,566	2,256,403
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	122,300	632,186
Gerdau SA, 7.607%	474,363	2,014,492
Itau Unibanco Holding SA, 3.834%	2,043,095	13,517,813
Petroleo Brasileiro SA, 7.820%	2,952,047	24,101,869
Raizen SA, 6.959%	988,890	764,462
TOTAL BRAZIL		54,144,345
CHILE — (0.0%)
Embotelladora Andina SA Class B, 7.290%	241,331	614,916
COLOMBIA — (0.0%)
Banco Davivienda SA, 4.620%	15,931	89,433
Grupo Aval Acciones y Valores SA, 7.689%	1,051,967	139,128
Grupo de Inversiones Suramericana SA, 7.805%	84,488	355,833
TOTAL COLOMBIA		584,394
SOUTH KOREA — (0.0%)
* Hanwha Solutions Corp.	409	7,139
TOTAL PREFERRED STOCKS		55,350,794
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 02/05/2024	890	1,617
SOUTH KOREA — (0.0%)
* LG Display Co. Ltd. Rights 03/07/2024	41,901	49,603
* Taihan Electric Wire Co. Ltd. Rights 03/12/2024	9,758	11,479
TOTAL SOUTH KOREA		61,082
UNITED STATES — (0.0%)
* LG Display Co. Ltd. Rights 03/01/2024	97,937	12,732
TOTAL RIGHTS/WARRANTS		75,431
TOTAL INVESTMENT SECURITIES (Cost $2,972,010,099)		4,667,299,884

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	3,763,621	43,537,564
TOTAL INVESTMENTS — (100.0%)
(Cost $3,015,547,406)^^			$4,710,837,448

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.

The Emerging Markets Series
CONTINUED
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	139	03/15/24	$32,388,870	$33,849,975	$1,461,105
Total Futures Contracts			$32,388,870	$33,849,975	$1,461,105
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$185,364,512	—	—	$185,364,512
Chile	8,199,645	$13,628,608	—	21,828,253
China	137,077,478	894,908,614	—	1,031,986,092
Colombia	4,569,478	96,226	—	4,665,704
Czech Republic	—	8,271,818	—	8,271,818
Egypt	144,360	1,971,111	—	2,115,471
Greece	—	25,658,833	—	25,658,833
Hungary	—	13,262,848	—	13,262,848
India	31,024,058	851,768,771	$1,048,174	883,841,003
Indonesia	—	90,448,785	—	90,448,785
Kuwait	22,411,230	3,141,286	—	25,552,516
Malaysia	—	74,702,215	—	74,702,215
Mexico	123,875,315	—	—	123,875,315
Peru	5,630,599	—	—	5,630,599
Philippines	—	34,572,378	—	34,572,378
Poland	—	49,425,538	—	49,425,538
Qatar	—	41,155,226	—	41,155,226
Saudi Arabia	—	188,528,142	—	188,528,142
South Africa	14,847,693	109,076,662	—	123,924,355
South Korea	4,425,437	598,202,272	—	602,627,709
Taiwan	4,177,430	851,986,697	—	856,164,127
Thailand	85,697,767	8,619,409	—	94,317,176
Turkey	—	41,073,124	—	41,073,124
United Arab Emirates	—	78,758,029	—	78,758,029
United Kingdom	4,123,891	—	—	4,123,891
Preferred Stocks
Brazil	54,144,345	—	—	54,144,345
Chile	—	614,916	—	614,916
Colombia	584,394	—	—	584,394
South Korea	—	7,139	—	7,139
Rights/Warrants
Brazil	—	1,617	—	1,617
South Korea	—	61,082	—	61,082
United States	—	12,732	—	12,732

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$43,537,564	—	$43,537,564
Futures Contracts**	$1,461,105	—	—	1,461,105
TOTAL	$687,758,737	$4,023,491,642	$1,048,174^	$4,712,298,553
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (5.1%)
*	AES Brasil Energia SA	742,446	$1,706,859
	Allied Tecnologia SA	28,000	39,165
	Allos SA	1,099,632	5,448,887
	Alupar Investimento SA	472,761	2,817,825
*	Anima Holding SA	929,773	823,854
	Arezzo Industria e Comercio SA	203,454	2,570,278
	Auren Energia SA	946,804	2,518,746
	Bemobi Mobile Tech SA	180,537	445,658
*	Blau Farmaceutica SA	59,300	146,024
	Boa Safra Sementes SA	49,114	147,211
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	956,416
*	BRF SA	1,497,451	4,216,341
	Brisanet Participacoes SA	194,326	120,414
*	C&A Modas SA	312,520	460,479
	Camil Alimentos SA	377,008	675,729
	Cia Brasileira de Aluminio	480,841	390,154
*	Cia Brasileira de Distribuicao	551,126	434,947
	Cia de Saneamento de Minas Gerais Copasa MG	652,274	2,813,478
	Cia De Sanena Do Parana	1,043,709	5,915,418
	Cia De Sanena Do Parana	555,096	597,179
	Cia Siderurgica Nacional SA	1,082,712	3,874,633
	Cielo SA	3,733,592	3,745,348
*	Clear Sale SA	46,700	29,975
*	CM Hospitalar SA	36,898	75,220
*	Cogna Educacao SA	6,422,353	3,785,175
*	Construtora Tenda SA	167,226	336,180
	Cruzeiro do Sul Educacional SA	258,997	208,059
	CSU Digital SA	83,114	311,862
	Cury Construtora e Incorporadora SA	462,501	1,727,004
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	969,968	4,377,621
Ω	Desktop SA	30,936	77,552
	Dexco SA	1,176,010	1,837,219
*	Diagnosticos da America SA	148,074	240,593
	Dimed SA Distribuidora da Medicamentos	264,332	665,312
	Direcional Engenharia SA	394,136	1,733,454
	EcoRodovias Infraestrutura e Logistica SA	835,278	1,529,140
*	Eletromidia SA	12,068	43,358
*	Embraer SA	1,119,109	5,145,588
*	Embraer SA, Sponsored ADR	331,180	6,097,024
	Empreendimentos Pague Menos SA	377,284	240,638
	Enauta Participacoes SA	396,624	1,514,639
	Eternit SA	146,700	222,668
	Even Construtora e Incorporadora SA	318,794	481,305
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,139,851
	Fleury SA	827,242	2,716,620
	Fras-Le SA	159,099	501,600
Ω	GPS Participacoes e Empreendimentos SA	909,348	3,509,352
	Grendene SA	760,679	1,039,439
	Grupo Casas Bahia SA	237,839	378,764
	Grupo De Moda Soma SA	1,608,896	2,571,947
*	Grupo Mateus SA	1,594,576	2,214,331
	Grupo SBF SA	315,224	840,487
*	Guararapes Confeccoes SA	309,431	329,142
*	Hidrovias do Brasil SA	1,519,129	1,143,701
	Hospital Mater Dei SA	7,600	10,155

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Infracommerce CXAAS SA	392,205	$124,286
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	236,400	999,633
*	International Meal Co. Alimentacao SA, Class A	596,042	211,738
	Iochpe Maxion SA	422,811	1,059,929
	Irani Papel e Embalagem SA	272,617	535,946
*	IRB-Brasil Resseguros SA	213,419	1,755,803
	Jalles Machado SA	262,872	392,101
	JHSF Participacoes SA	1,145,706	1,096,126
	JSL SA	200,436	441,781
	Kepler Weber SA	413,924	792,023
	Lavvi Empreendimentos Imobiliarios SA	293,400	458,956
	LOG Commercial Properties e Participacoes SA	140,671	582,346
*	Log-in Logistica Intermodal SA	177,871	1,337,336
	Lojas Quero-Quero SA	550,779	568,077
	Lojas Quero-Quero SA	22,886	23,605
	Lojas Renner SA	2,067,786	6,698,685
	LPS Brasil-Consultoria de Imoveis SA	72,700	33,603
Ω	LWSA SA	1,148,678	1,265,901
	M Dias Branco SA	220,569	1,705,109
	Mahle Metal Leve SA	143,148	983,521
	Marcopolo SA	518,000	648,232
	Marfrig Global Foods SA	855,283	1,624,458
* Ω	Meliuz SA	149,880	227,192
	Melnick Even Desenvolvimento Imobiliario SA	73,800	64,946
	Mills Locacao Servicos e Logistica SA	533,320	1,410,159
	Minerva SA	910,248	1,258,517
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	49,600	48,855
*	Moura Dubeux Engenharia SA	178,200	423,703
	Movida Participacoes SA	470,547	880,424
*	MPM Corporeos SA	158,867	34,310
*	MRV Engenharia e Participacoes SA	1,282,372	2,039,620
*	Multilaser Industrial SA	481,420	190,454
	Multiplan Empreendimentos Imobiliarios SA	869,419	4,888,990
*	Oceanpact Servicos Maritimos SA	43,800	53,044
	Odontoprev SA	932,482	2,273,612
*	Oncoclinicas do Brasil Servicos Medicos SA	155,015	362,632
*	Orizon Valorizacao de Residuos SA	123,107	874,650
	Pet Center Comercio e Participacoes SA	1,089,437	721,249
	Petroreconcavo SA	378,355	1,760,270
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	320,282
	Porto Seguro SA	499,833	2,691,657
	Portobello SA	202,139	253,775
	Positivo Tecnologia SA	267,080	387,057
	Qualicorp Consultoria e Corretora de Seguros SA	480,943	211,621
	Romi SA	154,646	412,023
	Santos Brasil Participacoes SA	1,512,578	3,077,423
*	Sao Carlos Empreendimentos e Participacoes SA	86,509	500,084
	Sao Martinho SA	589,276	3,352,917
#	Sendas Distribuidora SA, ADR	177,058	2,459,336
	Sendas Distribuidora SA	849,950	2,343,436
* Ω	Ser Educacional SA	45,110	57,817
	Serena Energia SA	771,442	1,502,587
	Simpar SA	1,278,112	2,014,786
	SLC Agricola SA	747,131	2,880,308
	Smartfit Escola de Ginastica e Danca SA	538,137	2,633,986
*	SYN prop e tech SA	26,500	24,604
	Tegma Gestao Logistica SA	116,092	611,109
	TOTVS SA	1,646,258	10,473,530
	Transmissora Alianca de Energia Eletrica SA	1,137,423	8,469,146

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Tres Tentos Agroindustrial SA	253,677	$564,250
	Trisul SA	270,182	261,762
	Tupy SA	239,172	1,278,313
	Ultrapar Participacoes SA	1,899,071	10,797,842
	Unipar Carbocloro SA	23,190	313,606
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,562	490,915
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	205,650	852,171
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	954,778	1,574,466
	Vibra Energia SA	687,754	3,296,899
	Vittia Fertilizantes E Biologicos SA	31,908	52,424
	Vivara Participacoes SA	329,893	2,250,602
	Vulcabras Azaleia SA	419,685	1,594,234
	Wilson Sons SA	392,984	1,336,545
	Wiz Co.	232,044	311,927
	YDUQS Participacoes SA	951,937	3,704,454
*	Zamp SA	722,529	726,262
TOTAL BRAZIL			202,875,996
CHILE — (0.7%)
	Aguas Andinas SA, Class A	5,245,019	1,591,701
	Besalco SA	1,949,273	1,036,946
	Camanchaca SA	1,471,136	70,229
	CAP SA	148,607	1,072,040
	Cementos BIO BIO SA	352,724	246,574
	Cia Cervecerias Unidas SA	42,522	257,515
	Cia Cervecerias Unidas SA, Sponsored ADR	13,892	165,454
	Clinica Las Condes SA	694	13,691
	Colbun SA	11,977,765	1,698,258
	Cristalerias de Chile SA	130,323	404,070
	Embotelladora Andina SA, ADR, Class B	45,213	682,264
	Empresa Nacional de Telecomunicaciones SA	450,193	1,469,029
	Empresas Lipigas SA	6,383	23,996
	Empresas Tricot SA	8,724	2,951
*	Engie Energia Chile SA	1,300,665	1,230,432
	Forus SA	334,568	568,768
	Grupo Security SA	3,752,572	1,123,824
	Instituto de Diagnostico SA	2,928	4,126
	Inversiones Aguas Metropolitanas SA	1,069,008	839,132
	Inversiones La Construccion SA	78,273	610,935
	Multiexport Foods SA	2,992,248	734,979
	Parque Arauco SA	1,878,697	3,005,898
	PAZ Corp. SA	1,088,536	611,883
*	Plaza SA	31,698	43,817
	Ripley Corp. SA	2,155,055	427,662
	Salfacorp SA	1,271,754	635,617
	Sigdo Koppers SA	1,112,292	1,531,896
	SMU SA	5,878,831	948,348
	Sociedad Matriz SAAM SA	34,841,944	3,820,614
	Socovesa SA	1,540,239	137,237
	SONDA SA	1,171,292	458,264
	Vina Concha y Toro SA	1,531,600	1,640,575
TOTAL CHILE			27,108,725
CHINA — (17.7%)
	361 Degrees International Ltd.	3,755,000	1,651,396
Ω	3SBio, Inc.	5,534,000	4,170,144
*	5I5J Holding Group Co. Ltd., Class A	601,200	158,505

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
* ††	A Metaverse Co.	550,000	$844
	AAC Technologies Holdings, Inc.	2,360,500	5,300,587
	ADAMA Ltd., Class A	122,500	104,751
	Addsino Co. Ltd., Class A	317,000	281,486
	Advanced Technology & Materials Co. Ltd., Class A	267,300	271,836
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	295,851
# *	Agile Group Holdings Ltd.	4,656,000	406,219
*	Agora, Inc., ADR	18,892	52,898
	Ajisen China Holdings Ltd.	1,634,000	200,101
Ω	AK Medical Holdings Ltd.	1,812,000	1,059,490
*	Alibaba Pictures Group Ltd.	41,850,000	2,094,799
# Ω	A-Living Smart City Services Co. Ltd.	2,237,000	861,546
# * Ω	Alliance International Education Leasing Holdings Ltd.	2,138,000	301,672
	Allmed Medical Products Co. Ltd., Class A	120,500	127,934
	Amoy Diagnostics Co. Ltd., Class A	95,269	224,275
	An Hui Wenergy Co. Ltd., Class A	614,902	609,489
*	ANE Cayman, Inc.	496,500	246,041
	Angang Steel Co. Ltd., Class H	4,624,999	757,705
# Ω	Angelalign Technology, Inc.	85,200	579,898
	Anhui Anke Biotechnology Group Co. Ltd., Class A	285,100	327,227
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	433,720
	Anhui Expressway Co. Ltd., Class H	1,738,000	1,802,488
*	Anhui Genuine New Materials Co. Ltd., Class A	91,300	80,110
	Anhui Guangxin Agrochemical Co. Ltd., Class A	180,500	321,983
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	213,729	326,394
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	114,300	261,244
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	150,399
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	397,755
	Anhui Jinhe Industrial Co. Ltd., Class A	121,800	284,136
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	171,489
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	142,920	162,792
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	323,100	283,767
	Anhui Xinhua Media Co. Ltd., Class A	152,700	137,968
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	276,500	383,540
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	20,252	342,314
*	Anton Oilfield Services Group	6,764,000	355,116
	Aoshikang Technology Co. Ltd., Class A	82,400	248,250
*	Aotecar New Energy Technology Co. Ltd., Class A	809,100	275,864
*	Aowei Holdings Ltd.	1,451,000	83,328
	ApicHope Pharmaceutical Co. Ltd., Class A	142,770	405,219
	APT Satellite Holdings Ltd.	652,000	178,980
* Ω	Archosaur Games, Inc.	559,000	86,031
* Ω	Arrail Group Ltd.	140,000	108,618
*	Art Group Holdings Ltd.	320,000	6,658
# * Ω	Ascletis Pharma, Inc.	757,000	162,078
	Asia Cement China Holdings Corp.	1,672,000	452,716
Ω	AsiaInfo Technologies Ltd.	684,800	684,645
*	Autel Intelligent Technology Corp. Ltd., Class A	39,792	96,969
	AviChina Industry & Technology Co. Ltd., Class H	8,247,000	3,041,802
Ω	BAIC Motor Corp. Ltd., Class H	5,933,000	1,577,888
	Bank of Chongqing Co. Ltd., Class H	2,142,000	1,118,758
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	82,072
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	86,719
	Baowu Magnesium Technology Co. Ltd., Class A	164,900	348,321
*	Baoye Group Co. Ltd., Class H	1,132,000	614,565
*	Baozun, Inc., Sponsored ADR	121,692	268,939
	BBMG Corp., Class H	7,209,000	562,605
	Bear Electric Appliance Co. Ltd., Class A	38,147	254,607
	Befar Group Co. Ltd., Class A	309,700	159,669

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	278,581	$285,207
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	251,938
	Beijing Capital Development Co. Ltd., Class A	532,676	206,131
*	Beijing Capital International Airport Co. Ltd., Class H	6,328,000	1,831,605
	Beijing Career International Co. Ltd., Class A	46,000	131,219
	Beijing Certificate Authority Co. Ltd., Class A	67,587	190,710
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	212,000	246,664
	Beijing Dahao Technology Corp. Ltd., Class A	139,800	184,256
	Beijing Energy International Holding Co. Ltd.	19,934,000	267,902
	Beijing Enterprises Holdings Ltd.	1,677,500	6,071,417
#	Beijing Enterprises Water Group Ltd.	13,372,000	3,253,351
* ††	Beijing Gas Blue Sky Holdings Ltd.	1,200,000	6,139
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	395,868	294,480
*	Beijing Haixin Energy Technology Co. Ltd., Class A	565,000	230,921
*	Beijing Health Holdings Ltd.	16,302,000	126,532
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	24,769	264,330
*	Beijing Hualian Department Store Co. Ltd., Class A	177,200	39,485
*	Beijing Jetsen Technology Co. Ltd., Class A	504,900	280,393
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,650,000	915,261
*	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	244,517
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	30,754	122,100
*	Beijing Leike Defense Technology Co. Ltd., Class A	312,407	177,149
*	Beijing North Star Co. Ltd., Class H	2,396,000	202,917
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	633,200	145,839
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	277,454	269,028
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	147,556
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	38,093
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,400	49,539
*	Beijing Shunxin Agriculture Co. Ltd., Class A	152,300	354,643
*	Beijing Sinnet Technology Co. Ltd., Class A	233,200	252,185
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	268,025
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	193,800	123,720
	Beijing Strong Biotechnologies, Inc., Class A	101,500	243,568
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	86,909
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	890,000	1,079,930
	Beijing Ultrapower Software Co. Ltd., Class A	144,800	187,986
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	644,000	164,064
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	88,255
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	51,200	238,510
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	263,657	308,485
*	Bengang Steel Plates Co. Ltd., Class A	401,600	179,619
	Bestore Co. Ltd., Class A	34,700	75,801
*	Bestway Marine & Energy Technology Co. Ltd., Class A	234,300	115,774
# *	Bilibili, Inc., Class Z	327,620	2,958,206
*	Billion Industrial Holdings Ltd.	44,000	23,925
	Binhai Investment Co. Ltd.	250,000	42,252
	Binjiang Service Group Co. Ltd.	120,000	236,824
	Black Peony Group Co. Ltd., Class A	264,549	193,714
Ω	Blue Moon Group Holdings Ltd.	1,696,500	384,330
	Blue Sail Medical Co. Ltd., Class A	252,600	188,082
Ω	BOC Aviation Ltd.	576,000	4,318,480
#	BOE Varitronix Ltd.	1,052,000	681,990
*	Bohai Leasing Co. Ltd., Class A	1,245,700	355,551
	Bosideng International Holdings Ltd.	11,634,000	5,259,230
	Bright Dairy & Food Co. Ltd., Class A	303,700	359,130
	BrightGene Bio-Medical Technology Co. Ltd., Class A	101,648	340,541
††	Brilliance China Automotive Holdings Ltd.	9,658,000	5,149,153

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	B-Soft Co. Ltd., Class A	344,348	$207,074
	BYD Electronic International Co. Ltd.	828,500	2,838,120
	C C Land Holdings Ltd.	11,910,015	1,899,987
	C&D International Investment Group Ltd.	2,290,373	3,782,113
	C&D Property Management Group Co. Ltd.	114,000	47,910
	C&S Paper Co. Ltd., Class A	239,078	275,354
	Cabbeen Fashion Ltd.	838,000	106,604
	Camel Group Co. Ltd., Class A	275,435	271,855
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	423,800	201,340
	Canny Elevator Co. Ltd., Class A	84,800	76,470
#	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,313,800
	Capital Environment Holdings Ltd.	15,260,000	206,886
	Castech, Inc., Class A	135,800	425,468
*	CCCC Design & Consulting Group Co. Ltd., Class A	64,233	81,363
	CCS Supply Chain Management Co. Ltd., Class A	113,600	83,980
	Central China Management Co. Ltd.	1,270,626	43,349
	Central China New Life Ltd.	828,000	150,247
#	Central China Securities Co. Ltd., Class H	3,247,000	427,594
	CETC Digital Technology Co. Ltd., Class A	140,100	333,546
	CETC Potevio Science&Technology Co. Ltd., Class A	85,000	179,640
# *	CGN Mining Co. Ltd.	6,980,000	1,673,694
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,163,822
	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	205,619
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	255,477
	Changzhou Qianhong Biopharma Co. Ltd., Class A	162,800	111,093
	Chaoju Eye Care Holdings Ltd.	214,500	100,845
	Chaowei Power Holdings Ltd.	1,665,000	293,214
*	Chen Lin Education Group Holdings Ltd.	416,000	90,411
	Cheng De Lolo Co. Ltd., Class A	256,650	274,012
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	110,282
*	Chengdu CORPRO Technology Co. Ltd., Class A	120,100	239,048
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	113,900	193,072
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	69,003
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	193,511
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	193,295	408,295
	Chengdu Kanghua Biological Products Co. Ltd., Class A	32,700	255,582
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	104,822
	Chengdu Wintrue Holding Co. Ltd., Class A	256,900	259,044
	Chengdu Xingrong Environment Co. Ltd., Class A	228,699	185,936
*	Chengtun Mining Group Co. Ltd., Class A	881,000	450,116
	Chenguang Biotech Group Co. Ltd., Class A	95,000	135,606
	Chengzhi Co. Ltd., Class A	295,000	300,424
	China Aerospace International Holdings Ltd.	8,284,500	342,583
*	China Agri-Products Exchange Ltd.	45,605	463
	China Aircraft Leasing Group Holdings Ltd.	1,416,000	614,732
	China BlueChemical Ltd., Class H	5,156,000	1,419,649
* Ω	China Bohai Bank Co. Ltd., Class H	4,142,500	562,671
*	China Boton Group Co. Ltd.	182,000	18,929
	China CAMC Engineering Co. Ltd., Class A	332,197	397,978
#	China Chunlai Education Group Co. Ltd.	41,000	29,223
	China Cinda Asset Management Co. Ltd., Class H	30,720,000	2,947,477
* †† Ω	China CITIC Financial Asset Management Co. Ltd., Class H	2,576,000	110,400
	China Communications Services Corp. Ltd., Class H	8,710,000	3,586,500
# *	China Conch Environment Protection Holdings Ltd.	4,071,000	609,415
	China Conch Venture Holdings Ltd.	4,792,500	3,720,873
*	China CYTS Tours Holding Co. Ltd., Class A	98,400	141,448
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	1,799,744
*	China Daye Non-Ferrous Metals Mining Ltd.	7,294,000	46,737
	China Design Group Co. Ltd., Class A	171,500	164,229

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	898,000	$163,687
# * ††	China Dili Group	12,625,699	199,932
	China Dongxiang Group Co. Ltd.	8,517,985	332,173
Ω	China East Education Holdings Ltd.	1,231,000	355,909
	China Education Group Holdings Ltd.	3,064,000	1,518,745
	China Electronics Huada Technology Co. Ltd.	2,622,000	410,712
	China Electronics Optics Valley Union Holding Co. Ltd.	7,892,000	369,865
#	China Everbright Environment Group Ltd.	12,233,000	4,266,631
Ω	China Everbright Greentech Ltd.	1,802,000	179,962
	China Everbright Ltd.	3,076,000	1,577,824
*	China Express Airlines Co. Ltd., Class A	73,500	56,895
Ω	China Feihe Ltd.	9,856,000	4,515,368
*	China Financial Services Holdings Ltd.	126,200	4,872
	China Foods Ltd.	4,286,000	1,584,866
	China Gas Holdings Ltd.	8,237,600	7,510,407
	China Glass Holdings Ltd.	3,378,000	206,076
#	China Gold International Resources Corp. Ltd.	783,800	3,253,348
*	China Grand Automotive Services Group Co. Ltd., Class A	1,005,900	211,556
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	46,607
	China Hanking Holdings Ltd.	2,121,000	192,977
	China Harmony Auto Holding Ltd.	2,077,000	139,106
	China Harzone Industry Corp. Ltd., Class A	51,900	47,216
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	194,305
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	268,189
# ††	China Huiyuan Juice Group Ltd.	3,902,101	174,992
	China International Marine Containers Group Co. Ltd., Class H	3,061,980	2,125,999
	China Jinmao Holdings Group Ltd.	19,794,757	1,579,403
	China Kepei Education Group Ltd.	1,184,000	181,783
	China Kings Resources Group Co. Ltd., Class A	90,440	299,654
	China Leadshine Technology Co. Ltd., Class A	29,900	58,130
	China Lesso Group Holdings Ltd.	4,000,000	1,772,079
	China Lilang Ltd.	1,561,000	836,804
* Ω	China Literature Ltd.	1,291,600	3,756,687
*	China Longevity Group Co. Ltd.	1,076,350	35,383
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	258,463
	China Medical System Holdings Ltd.	5,196,500	7,425,964
	China Meidong Auto Holdings Ltd.	1,584,000	557,139
	China Merchants Land Ltd.	4,634,000	178,642
	China Merchants Port Holdings Co. Ltd.	4,878,107	6,031,174
	China Merchants Property Operation & Service Co. Ltd., Class A	206,000	299,142
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,075,000	825,263
	China National Accord Medicines Corp. Ltd., Class A	93,800	388,811
	China National Building Material Co. Ltd., Class H	12,568,000	4,433,287
Ω	China New Higher Education Group Ltd.	1,994,000	517,691
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	507,700	299,010
	China Nonferrous Mining Corp. Ltd.	3,347,000	2,360,521
*	China Oil & Gas Group Ltd.	16,818,000	494,822
	China Oriental Group Co. Ltd.	3,576,000	544,089
	China Overseas Grand Oceans Group Ltd.	6,335,434	1,493,705
#	China Overseas Property Holdings Ltd.	4,865,000	3,224,476
	China Power International Development Ltd.	16,804,333	6,287,002
	China Publishing & Media Co. Ltd., Class A	294,115	323,690
	China Railway Hi-tech Industry Co. Ltd., Class A	287,200	298,429
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,466,000	522,299
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	169,226
*	China Rare Earth Holdings Ltd.	5,364,799	192,333
	China Reinsurance Group Corp., Class H	19,613,000	1,054,119

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# * †† Ω	China Renaissance Holdings Ltd.	773,400	$134,540
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	98,700	363,783
	China Resources Building Materials Technology Holdings Ltd.	8,288,000	1,327,564
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	75,300	182,268
	China Resources Medical Holdings Co. Ltd.	2,751,000	1,415,968
Ω	China Resources Pharmaceutical Group Ltd.	5,125,500	3,125,135
#	China Risun Group Ltd.	4,190,000	1,648,640
# *	China Ruyi Holdings Ltd.	18,588,000	3,118,384
# *	China Sanjiang Fine Chemicals Co. Ltd.	2,366,000	324,341
*	China Shanshui Cement Group Ltd.	30,000	1,963
# Ω	China Shengmu Organic Milk Ltd.	9,923,000	303,030
	China Shineway Pharmaceutical Group Ltd.	1,052,200	1,063,597
*	China Silver Group Ltd.	5,012,000	63,822
#	China South City Holdings Ltd.	18,054,000	591,112
	China State Construction Development Holdings Ltd.	842,000	228,880
	China State Construction International Holdings Ltd.	3,592,000	3,794,233
# *	China Sunshine Paper Holdings Co. Ltd.	1,828,000	457,464
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	2,166,553
	China Taiping Insurance Holdings Co. Ltd.	4,761,000	3,952,221
	China Testing & Certification International Group Co. Ltd., Class A	217,992	221,544
# *	China Tianrui Group Cement Co. Ltd., Class C	256,000	186,566
*	China Tianying, Inc., Class A	657,100	362,535
#	China Tobacco International HK Co. Ltd.	561,000	658,877
	China Traditional Chinese Medicine Holdings Co. Ltd.	9,954,000	3,805,853
*	China TransInfo Technology Co. Ltd., Class A	155,100	190,211
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,578,413
	China Tungsten & Hightech Materials Co. Ltd., Class A	295,840	318,849
	China Water Affairs Group Ltd.	3,782,000	1,934,383
	China West Construction Group Co. Ltd., Class A	240,900	211,623
	China XLX Fertiliser Ltd.	1,865,000	780,419
	China Yongda Automobiles Services Holdings Ltd.	2,866,500	736,400
Ω	China Youran Dairy Group Ltd.	114,000	17,213
# * Ω	China Yuhua Education Corp. Ltd.	5,266,000	262,311
*	China ZhengTong Auto Services Holdings Ltd.	4,214,000	129,293
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	70,600	22,970
	China Zhongwang Holdings Ltd.	8,794,400	354,343
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	105,400	114,159
#	Chinasoft International Ltd.	9,242,000	5,266,601
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	98,200	202,647
	Chongqing Department Store Co. Ltd., Class A	99,800	390,830
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	222,200	337,277
	Chongqing Gas Group Corp. Ltd., Class A	245,800	203,637
*	Chongqing Iron & Steel Co. Ltd., Class H	296,000	25,360
	Chongqing Machinery & Electric Co. Ltd., Class H	3,360,000	356,250
	Chongqing Rural Commercial Bank Co. Ltd., Class H	7,128,000	2,772,354
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	231,826	242,468
	Chongqing Zaisheng Technology Corp. Ltd., Class A	228,220	105,580
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	298,632
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	181,352
	Chow Tai Seng Jewellery Co. Ltd., Class A	80,600	181,059
	CIFI Ever Sunshine Services Group Ltd.	2,626,000	394,826
	CIMC Enric Holdings Ltd.	2,856,000	2,352,318
Ω	CIMC Vehicles Group Co. Ltd., Class H	284,000	248,943
	Cisen Pharmaceutical Co. Ltd., Class A	57,900	112,720
	CITIC Resources Holdings Ltd.	9,324,600	399,187
	City Development Environment Co. Ltd., Class A	161,100	245,974
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	992,735
# * Ω	Cloud Music, Inc.	10,200	114,051

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ClouDr Group Ltd.	52,700	$39,296
*	CMGE Technology Group Ltd.	4,176,000	549,384
	CMST Development Co. Ltd., Class A	585,300	399,085
*	CNFinance Holdings Ltd., ADR	46,226	111,867
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	289,140	291,948
	COFCO Biotechnology Co. Ltd., Class A	365,800	304,368
# *	COFCO Joycome Foods Ltd.	8,809,000	1,711,464
	COFCO Sugar Holding Co. Ltd., Class A	167,200	196,804
	Comba Telecom Systems Holdings Ltd.	6,422,001	535,946
	Concord New Energy Group Ltd.	25,104,964	2,090,167
	Consun Pharmaceutical Group Ltd.	2,208,000	1,505,159
	Contec Medical Systems Co. Ltd., Class A	63,100	146,802
*	Continental Aerospace Technologies Holding Ltd.	17,219,722	182,213
	COSCO SHIPPING Development Co. Ltd., Class H	13,109,000	1,310,514
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,470,407
	COSCO SHIPPING Ports Ltd.	5,077,121	3,109,116
	Cosmopolitan International Holdings Ltd.	381,000	94,997
	CPMC Holdings Ltd.	2,382,000	2,052,568
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	233,529
*	Crazy Sports Group Ltd.	10,687,579	122,008
	Crystal Clear Electronic Material Co. Ltd., Class A	184,399	178,007
	CSG Holding Co. Ltd., Class A	344,300	258,782
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	48,780	183,174
	CSSC Hong Kong Shipping Co. Ltd.	3,460,000	663,905
	CTS International Logistics Corp. Ltd., Class A	305,720	301,136
*	CWT International Ltd.	24,080,000	184,805
*	Da Ming International Holdings Ltd.	880,000	99,678
	Daan Gene Co. Ltd., Class A	294,060	304,850
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	261,820
	Dalipal Holdings Ltd.	1,198,000	622,909
	Datang International Power Generation Co. Ltd., Class H	8,940,000	1,371,995
	Dawnrays Pharmaceutical Holdings Ltd.	3,431,886	490,095
	Dazzle Fashion Co. Ltd., Class A	35,628	61,041
	DBG Technology Co. Ltd., Class A	195,083	431,477
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	263,780
*	Deppon Logistics Co. Ltd., Class A	114,200	211,586
	Dian Diagnostics Group Co. Ltd., Class A	135,159	327,824
	Digital China Holdings Ltd.	2,073,500	542,016
	Digital China Information Service Group Co. Ltd., Class A	249,064	297,080
	Dingdang Health Technology Group Ltd.	95,000	18,490
	Dongfang Electric Corp. Ltd., Class H	11,200	9,590
	Dongfang Electronics Co. Ltd., Class A	276,400	276,617
	Dongfeng Motor Group Co. Ltd., Class H	8,336,000	3,219,122
	Dongguan Aohai Technology Co. Ltd., Class A	64,200	241,281
	Dongguan Development Holdings Co. Ltd., Class A	234,900	307,942
	Dongyue Group Ltd.	5,312,000	3,570,307
*	DouYu International Holdings Ltd., ADR	456,137	352,640
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,206,000	351,924
# * Ω	East Buy Holding Ltd.	478,000	1,404,392
	East Group Co. Ltd., Class A	579,400	439,577
	E-Commodities Holdings Ltd.	3,824,000	725,517
	Edan Instruments, Inc., Class A	141,500	164,448
	Edifier Technology Co. Ltd., Class A	143,600	242,727
	Edvantage Group Holdings Ltd.	873,516	243,007
	EEKA Fashion Holdings Ltd.	677,500	1,202,251
	EIT Environmental Development Group Co. Ltd., Class A	31,978	54,495
	Electric Connector Technology Co. Ltd., Class A	89,713	392,100
	Elion Energy Co. Ltd., Class A	780,761	249,216
	Era Co. Ltd., Class A	306,500	199,700

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Essex Bio-technology Ltd.	871,000	$286,605
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	330,959
#	EVA Precision Industrial Holdings Ltd.	3,272,435	286,005
*	EverChina International Holdings Co. Ltd.	13,660,000	208,095
# * Ω	Everest Medicines Ltd.	447,500	898,339
*	Fangda Special Steel Technology Co. Ltd., Class A	575,000	339,701
*	Fanhua, Inc., Sponsored ADR	154,988	908,230
	Far East Horizon Ltd.	4,757,000	3,487,418
	FAWER Automotive Parts Co. Ltd., Class A	398,800	255,706
	Fibocom Wireless, Inc., Class A	160,420	307,893
*	FIH Mobile Ltd.	10,029,000	628,925
	Financial Street Holdings Co. Ltd., Class A	607,398	281,342
	FinVolution Group, ADR	376,583	1,811,364
	First Tractor Co. Ltd., Class H	1,033,176	679,649
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	59,317
	Fosun International Ltd.	5,664,500	2,972,591
	FriendTimes, Inc.	700,000	104,100
	Fu Shou Yuan International Group Ltd.	4,473,000	2,682,667
	Fufeng Group Ltd.	6,291,600	3,412,691
* ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	208,792	396,392
	Fujian Longking Co. Ltd., Class A	20,300	29,600
	Fujian Star-net Communication Co. Ltd., Class A	134,073	269,566
	Fullshare Holdings Ltd.	422,000	35,575
	Fulu Holdings Ltd.	243,500	71,180
*	Funshine Culture Group Co. Ltd., Class A	24,400	138,007
*	Fusen Pharmaceutical Co. Ltd.	141,000	23,369
	Gansu Energy Chemical Co. Ltd., Class A	661,400	271,825
	Gansu Shangfeng Cement Co. Ltd., Class A	235,561	243,610
	Gaona Aero Material Co. Ltd., Class A	133,520	273,176
	G-bits Network Technology Xiamen Co. Ltd., Class A	7,200	181,231
*	GCL New Energy Holdings Ltd.	1,322,100	60,948
# *	GDS Holdings Ltd., Class A	3,029,800	2,029,245
#	Gemdale Properties & Investment Corp. Ltd.	18,690,000	658,890
Ω	Genertec Universal Medical Group Co. Ltd.	2,784,000	1,424,259
*	Genimous Technology Co. Ltd., Class A	262,015	253,261
	Geovis Technology Co. Ltd., Class A	38,985	216,579
	GEPIC Energy Development Co. Ltd., Class A	373,900	266,044
	Getein Biotech, Inc., Class A	128,496	155,294
	Glarun Technology Co. Ltd., Class A	84,400	132,011
# *	Global New Material International Holdings Ltd.	179,000	79,711
*	Glorious Property Holdings Ltd.	11,042,501	14,246
*	Glory Health Industry Ltd.	484,000	1,651
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	397,194
	GoldenHome Living Co. Ltd., Class A	38,792	109,248
	Goldenmax International Group Ltd., Class A	183,600	168,508
	Goldlion Holdings Ltd.	211,962	28,176
	Goldpac Group Ltd.	1,007,000	183,171
	Goldwind Science & Technology Co. Ltd., Class H	2,370,800	865,976
# *	GOME Retail Holdings Ltd.	34,090,000	201,489
*	Gosuncn Technology Group Co. Ltd., Class A	247,600	106,379
*	Grand Baoxin Auto Group Ltd.	1,851,992	51,786
	Grand Pharmaceutical Group Ltd., Class L	3,932,500	1,700,406
	Grandblue Environment Co. Ltd., Class A	54,900	117,451
*	Grandjoy Holdings Group Co. Ltd., Class A	622,400	237,963
*	Greatview Aseptic Packaging Co. Ltd.	2,771,000	561,242
*	Gree Real Estate Co. Ltd., Class A	408,600	340,279
#	Greentown China Holdings Ltd.	3,388,648	2,552,842
Ω	Greentown Management Holdings Co. Ltd.	2,049,000	1,247,101

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Greentown Service Group Co. Ltd.	4,890,000	$1,510,857
	GRG Metrology & Test Group Co. Ltd., Class A	132,900	209,770
	Grinm Advanced Materials Co. Ltd., Class A	153,300	204,874
	Guangdong Advertising Group Co. Ltd., Class A	355,200	233,321
	Guangdong Aofei Data Technology Co. Ltd., Class A	228,139	262,440
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	528,800	359,480
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	353,600	209,694
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	264,074
	Guangdong Dongpeng Holdings Co. Ltd., Class A	203,200	210,589
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	172,919
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	146,900	128,144
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	106,800	234,935
	Guangdong Hongda Holdings Group Co. Ltd., Class A	150,300	331,779
	Guangdong Hybribio Biotech Co. Ltd., Class A	157,856	150,987
	Guangdong Investment Ltd.	8,462,000	4,919,527
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	65,100	311,848
	Guangdong Land Holdings Ltd.	1,456,800	90,331
	Guangdong Provincial Expressway Development Co. Ltd., Class A	216,887	275,968
*	Guangdong Shirongzhaoye Co. Ltd., Class A	157,500	122,892
	Guangdong Sirio Pharma Co. Ltd., Class A	18,900	75,898
	Guangdong South New Media Co. Ltd., Class A	56,100	260,357
	Guangdong Tapai Group Co. Ltd., Class A	289,700	279,972
	Guangdong Topstar Technology Co. Ltd., Class A	51,900	78,374
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	179,030	304,980
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	585,200	199,564
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	167,803	281,986
*	Guangshen Railway Co. Ltd., Class H	4,742,000	953,981
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	473,579
	Guangxi LiuYao Group Co. Ltd., Class A	51,780	122,577
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	537,900	163,255
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	450,000	1,093,817
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	104,100	292,306
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	171,815
	Guangzhou Restaurant Group Co. Ltd., Class A	121,741	294,557
	Guangzhou Wondfo Biotech Co. Ltd., Class A	109,300	366,960
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	73,000	126,506
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	288,722
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	196,800	192,355
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	483,496	403,288
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	472,400	243,479
	Guizhou Zhenhua E-chem, Inc., Class A	106,771	212,174
# *	Guolian Securities Co. Ltd., Class H	1,395,500	540,225
	Guomai Technologies, Inc., Class A	147,400	126,721
*	Guosheng Financial Holding, Inc., Class A	92,900	132,812
# * Ω	Haichang Ocean Park Holdings Ltd.	10,334,000	1,110,829
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	57,403
	Hainan Haide Capital Management Co. Ltd., Class A	181,400	232,474
*	Hainan Meilan International Airport Co. Ltd., Class H	663,000	497,867
	Hainan Poly Pharm Co. Ltd., Class A	103,800	247,306
	Hainan Strait Shipping Co. Ltd., Class A	474,150	359,555
	Haitian International Holdings Ltd.	2,453,000	5,460,142
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,778,000	327,647
	Hand Enterprise Solutions Co. Ltd., Class A	232,000	192,259
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	233,368
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	57,900	147,173
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	140,045
	Hangzhou Onechance Tech Corp., Class A	55,570	139,230
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	56,756

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Harbin Boshi Automation Co. Ltd., Class A	272,200	$462,763
	Harbin Electric Co. Ltd., Class H	2,083,413	614,581
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	65,000	18,666
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	203,151
	HBIS Resources Co. Ltd., Class A	151,000	326,885
* Ω	HBM Holdings Ltd.	1,129,000	230,929
	Health & Happiness H&H International Holdings Ltd.	743,500	971,273
*	Healthcare Co. Ltd., Class A	16,300	21,334
	Hefei Meiya Optoelectronic Technology, Inc., Class A	164,200	354,192
	Hefei Urban Construction Development Co. Ltd., Class A	241,200	196,067
	Hello Group, Inc., Sponsored ADR	468,150	2,748,040
	Henan Liliang Diamond Co. Ltd., Class A	41,100	150,140
	Henan Lingrui Pharmaceutical Co., Class A	160,300	378,033
	Henan Mingtai Al Industrial Co. Ltd., Class A	235,900	321,414
	Henan Pinggao Electric Co. Ltd., Class A	118,600	203,013
	Henan Thinker Automatic Equipment Co. Ltd., Class A	41,000	74,732
*	Henan Yicheng New Energy Co. Ltd., Class A	532,700	292,358
	Henan Yuguang Gold & Lead Co. Ltd., Class A	254,900	189,907
*	Henan Yuneng Holdings Co. Ltd., Class A	356,500	193,090
	Henan Zhongyuan Expressway Co. Ltd., Class A	329,223	165,812
	Hengan International Group Co. Ltd.	2,167,000	6,710,094
*	Hengdeli Holdings Ltd.	12,009,399	194,855
	Hexing Electrical Co. Ltd., Class A	181,690	729,279
*	Hezong Sience&Technology Co. Ltd., Class A	239,500	93,640
*	Hi Sun Technology China Ltd.	5,853,000	367,147
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	3,605,847
	Homeland Interactive Technology Ltd.	50,000	17,244
*	Honghua Group Ltd.	4,013,000	49,427
*	Hongli Zhihui Group Co. Ltd., Class A	79,400	68,752
# * Ω	Hope Education Group Co. Ltd.	9,490,000	364,196
*	Hopson Development Holdings Ltd.	4,531,026	2,094,739
# *	Horizon Construction Development Ltd.	166,851	57,177
* Ω	Hua Hong Semiconductor Ltd.	1,952,000	3,536,327
*	Hua Yin International Holdings Ltd.	960,000	10,643
	Huabao Flavours & Fragrances Co. Ltd., Class A	67,886	171,665
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	430,900	199,296
*	Huafu Fashion Co. Ltd., Class A	430,752	183,055
# *	Huanxi Media Group Ltd.	1,820,000	144,649
	Huapont Life Sciences Co. Ltd., Class A	468,600	275,359
	Huaxin Cement Co. Ltd., Class H	271,400	214,778
#	Huazhong In-Vehicle Holdings Co. Ltd.	1,984,000	583,256
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	895,669	329,431
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	49,400	173,447
	Huishang Bank Corp. Ltd., Class H	34,000	10,311
# Ω	Huitongda Network Co. Ltd., Class H	22,200	83,340
	Hunan Aihua Group Co. Ltd., Class A	94,287	211,410
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	501,400	182,219
	Hunan Gold Corp. Ltd., Class A	289,800	436,998
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	223,441
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	171,956
*	HUYA, Inc., ADR	287,762	883,429
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,086,600	3,541,103
*	Hytera Communications Corp. Ltd., Class A	445,900	304,871
*	HyUnion Holding Co. Ltd., Class A	272,100	196,809
# * Ω	iDreamSky Technology Holdings Ltd.	99,200	18,736
Ω	IMAX China Holding, Inc.	386,000	355,988
	Infore Environment Technology Group Co. Ltd., Class A	621,200	384,342
# Ω	Ingdan, Inc.	1,853,000	274,910
*	Inkeverse Group Ltd.	716,000	68,284

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	146,400	$82,629
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	204,600	245,362
# * Ω	InnoCare Pharma Ltd.	1,663,000	1,133,014
	Innuovo Technology Co. Ltd., Class A	364,600	242,476
	Inspur Digital Enterprise Technology Ltd.	1,624,000	407,687
	Intco Medical Technology Co. Ltd., Class A	145,227	394,074
	Intron Technology Holdings Ltd.	830,000	204,065
# *	iQIYI, Inc., ADR	1,017,374	3,408,203
	IVD Medical Holding Ltd.	291,000	65,007
	Jack Technology Co. Ltd., Class A	117,400	300,649
# * Ω	Jacobio Pharmaceuticals Group Co. Ltd.	514,800	167,069
	Jade Bird Fire Co. Ltd., Class A	151,784	256,784
	Jafron Biomedical Co. Ltd., Class A	7,600	18,932
	Jenkem Technology Co. Ltd., Class A	14,415	144,841
	JH Educational Technology, Inc.	1,052,000	101,107
	Jia Yao Holdings Ltd.	33,000	15,379
	Jiajiayue Group Co. Ltd., Class A	136,899	200,090
	Jiangling Motors Corp. Ltd., Class A	152,600	445,782
	Jiangsu Azure Corp., Class A	243,600	224,995
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	26,000	34,932
	Jiangsu Cnano Technology Co. Ltd., Class A	78,960	204,534
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	151,500	193,290
	Jiangsu Expressway Co. Ltd., Class H	1,422,000	1,357,693
	Jiangsu Guomao Reducer Co. Ltd., Class A	118,800	190,622
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	403,744
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	43,300	252,860
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	192,300	211,088
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	139,100	170,036
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	791,520	402,577
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	139,700	232,884
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,240	217,764
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	163,120	401,461
	Jiangsu Linyang Energy Co. Ltd., Class A	415,500	319,549
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	104,408
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	104,300	297,147
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	192,952	245,064
	Jiangsu Shagang Co. Ltd., Class A	515,400	238,324
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	211,365
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	105,157	131,786
	Jiangsu Sopo Chemical Co., Class A	213,701	184,010
	Jiangsu ToLand Alloy Co. Ltd., Class A	72,735	207,987
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	690,310	376,919
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	583,900	207,633
	Jiangxi Bank Co. Ltd., Class H	325,000	25,704
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	95,311
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	62,300	73,911
	Jiangxi Wannianqing Cement Co. Ltd., Class A	200,030	181,598
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	27,800	76,946
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	583,557
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	299,034	204,587
	Jiayou International Logistics Co. Ltd., Class A	120,056	328,633
*	Jilin Chemical Fibre, Class A	532,702	189,178
	Jilin Electric Power Co. Ltd., Class A	584,300	324,683
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	36,173
	Jinchuan Group International Resources Co. Ltd.	7,895,000	576,884
	Jingjin Equipment, Inc., Class A	92,400	225,365
	Jinhui Liquor Co. Ltd., Class A	111,000	305,603
# *	Jinke Smart Services Group Co. Ltd., Class H	239,700	253,447
#	JinkoSolar Holding Co. Ltd., ADR	141,757	3,718,286

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinlei Technology Co. Ltd., Class A	30,000	$77,232
	Jinmao Property Services Co. Ltd.	122,779	25,813
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	204,302
	Jinneng Science&Technology Co. Ltd., Class A	214,500	208,833
* Ω	Jinxin Fertility Group Ltd.	3,458,500	960,173
	Jinyu Bio-Technology Co. Ltd., Class A	189,400	215,052
Ω	Jiumaojiu International Holdings Ltd.	3,046,000	1,794,130
	Jiuzhitang Co. Ltd., Class A	287,600	327,442
	JNBY Design Ltd.	642,000	819,470
	Joinn Laboratories China Co. Ltd., Class A	105,800	243,863
	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	446,184
	Joy City Property Ltd.	15,908,000	426,247
*	Joy Spreader Group, Inc.	330,000	7,228
	Joyoung Co. Ltd., Class A	158,340	232,846
Ω	JS Global Lifestyle Co. Ltd.	4,529,500	700,294
	JSTI Group, Class A	316,688	217,315
	Ju Teng International Holdings Ltd.	3,672,000	581,271
	Juewei Food Co. Ltd., Class A	62,100	173,594
# * Ω	JW Cayman Therapeutics Co. Ltd.	467,500	100,652
*	JY Grandmark Holdings Ltd.	431,000	55,038
	Kaishan Group Co. Ltd., Class A	216,100	378,226
* Ω	Kangda International Environmental Co. Ltd.	467,000	15,604
	Kangji Medical Holdings Ltd.	969,000	721,110
*	Kasen International Holdings Ltd.	2,239,000	86,866
	KBC Corp. Ltd., Class A	25,458	162,606
	Kehua Data Co. Ltd., Class A	102,200	299,571
	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	183,211
*	Kidswant Children Products Co. Ltd., Class A	150,900	138,249
	Kinetic Development Group Ltd.	2,434,000	192,480
	Kingboard Holdings Ltd.	2,602,421	4,632,064
#	Kingboard Laminates Holdings Ltd.	3,720,000	2,235,790
	KingClean Electric Co. Ltd., Class A	73,640	194,373
# *	Kingsoft Cloud Holdings Ltd.	2,408,000	419,540
	Kingsoft Corp. Ltd.	3,095,600	7,530,834
*	Ko Yo Chemical Group Ltd.	808,000	8,496
*	Konka Group Co. Ltd., Class A	373,684	163,358
	KPC Pharmaceuticals, Inc., Class A	259,500	664,317
	Kunlun Energy Co. Ltd.	7,984,000	7,152,841
	Kunshan Dongwei Technology Co. Ltd., Class A	42,256	205,388
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	87,520	251,245
# *	KWG Group Holdings Ltd.	4,971,450	281,145
*	KWG Living Group Holdings Ltd.	3,815,225	176,732
*	Lakala Payment Co. Ltd., Class A	162,100	295,351
*	Lancy Co. Ltd., Class A	115,100	279,999
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	16,100	9,833
	Laobaixing Pharmacy Chain JSC, Class A	122,000	461,113
	Lee & Man Chemical Co. Ltd.	780,785	271,870
	Lee & Man Paper Manufacturing Ltd.	4,258,000	1,145,632
	Lee's Pharmaceutical Holdings Ltd.	1,146,000	195,553
Ω	Legend Holdings Corp., Class H	1,781,100	1,419,481
*	Leo Group Co. Ltd., Class A	1,533,542	439,703
	LexinFintech Holdings Ltd., ADR	267,376	483,951
	Leyard Optoelectronic Co. Ltd., Class A	515,300	324,021
	Lianhe Chemical Technology Co. Ltd., Class A	220,700	206,987
*	Liao Ning Oxiranchem, Inc., Class A	173,300	123,526
	Liaoning Port Co. Ltd., Class H	650,000	50,037
	Lier Chemical Co. Ltd., Class A	168,180	228,631
*	Lifestyle China Group Ltd.	235,500	21,113
*	Lifetech Scientific Corp.	14,894,000	3,256,444

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	146,900	$50,254
*	Lingyuan Iron & Steel Co. Ltd., Class A	362,302	96,794
Ω	Linklogis, Inc., Class B	427,000	61,702
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	115,353
	Livzon Pharmaceutical Group, Inc., Class H	641,903	1,954,087
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	134,100	286,373
#	LK Technology Holdings Ltd.	1,744,000	683,037
	Loncin Motor Co. Ltd., Class A	261,400	166,941
	Longhua Technology Group Luoyang Co. Ltd., Class A	209,700	160,811
	Longshine Technology Group Co. Ltd., Class A	107,200	161,352
	Lonking Holdings Ltd.	7,507,000	1,214,989
	Luenmei Quantum Co. Ltd., Class A	311,012	243,300
	Luolai Lifestyle Technology Co. Ltd., Class A	126,340	155,388
	Luoniushan Co. Ltd., Class A	204,728	141,225
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	276,300	167,599
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	237,638
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	183,000	191,988
# * Ω	Luye Pharma Group Ltd.	6,713,500	2,254,717
# *	LVGEM China Real Estate Investment Co. Ltd.	1,864,000	144,189
	Maanshan Iron & Steel Co. Ltd., Class H	4,134,048	625,055
	Maccura Biotechnology Co. Ltd., Class A	148,861	243,446
* Ω	Maoyan Entertainment	1,122,400	1,225,121
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	101,325	302,941
Ω	Medlive Technology Co. Ltd.	113,000	89,041
# Ω	Meitu, Inc.	7,000,500	2,073,622
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	175,598
# *	Microport Scientific Corp.	541,400	399,831
Ω	Midea Real Estate Holding Ltd.	763,600	409,109
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	34,400	196,528
	Min Xin Holdings Ltd.	568,000	201,494
# *	Ming Yuan Cloud Group Holdings Ltd.	2,420,000	643,280
*	Mingfa Group International Co. Ltd.	3,979,000	107,129
	MINISO Group Holding Ltd.	86,400	365,430
*	Minmetals Land Ltd.	6,848,000	238,548
	Minth Group Ltd.	2,617,000	4,241,980
	MLS Co. Ltd., Class A	322,200	310,849
*	MMG Ltd.	10,138,999	2,577,941
* Ω	Mobvista, Inc.	682,000	248,932
	Monalisa Group Co. Ltd., Class A	93,400	147,246
*	Morimatsu International Holdings Co. Ltd.	249,000	125,568
	MYS Group Co. Ltd., Class A	131,600	54,225
*	NanJi E-Commerce Co. Ltd., Class A	593,800	252,508
	Nanjing Hanrui Cobalt Co. Ltd., Class A	67,100	201,501
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	13,181
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	223,000	188,327
	Nantong Jianghai Capacitor Co. Ltd., Class A	185,880	362,783
*	Nayuki Holdings Ltd.	73,500	23,741
	NetDragon Websoft Holdings Ltd.	841,000	1,151,924
	New Hope Dairy Co. Ltd., Class A	117,400	155,137
* Ω	New Horizon Health Ltd.	184,000	400,079
*	New World Department Store China Ltd.	1,460,462	69,795
*	Newborn Town, Inc.	766,000	176,340
	Nexteer Automotive Group Ltd.	2,954,000	1,338,520
# *	Nine Dragons Paper Holdings Ltd.	5,521,000	2,045,457
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	62,300	179,902
	Ningbo Huaxiang Electronic Co. Ltd., Class A	192,238	303,051
	Ningbo Xusheng Group Co. Ltd., Class A	91,900	172,331
	Ningbo Yunsheng Co. Ltd., Class A	187,000	145,550
# *	Niu Technologies, Sponsored ADR	109,628	192,945

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Noah Holdings Ltd., Sponsored ADR	74,966	$884,599
	Norinco International Cooperation Ltd., Class A	234,986	355,546
	North Huajin Chemical Industries Co. Ltd., Class A	401,100	280,460
	Northeast Pharmaceutical Group Co. Ltd., Class A	199,203	123,357
	Northeast Securities Co. Ltd., Class A	305,100	284,113
	Northking Information Technology Co. Ltd., Class A	111,452	212,139
	NSFOCUS Technologies Group Co. Ltd., Class A	170,312	154,262
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	152,680	123,666
* Ω	Ocumension Therapeutics	681,000	438,546
	Olympic Circuit Technology Co. Ltd., Class A	123,835	235,533
	Opple Lighting Co. Ltd., Class A	87,030	191,187
	ORG Technology Co. Ltd., Class A	627,920	333,160
*	Orient Group, Inc., Class A	847,900	203,177
*	Oriental Energy Co. Ltd., Class A	345,700	467,646
*	Overseas Chinese Town Asia Holdings Ltd.	2,183	60
	Pacific Online Ltd.	1,650,365	102,505
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	18,558	62,399
	PAX Global Technology Ltd.	1,646,000	1,150,345
*	PCI Technology Group Co. Ltd., Class A	453,340	289,197
# * Ω	Peijia Medical Ltd.	1,283,000	737,351
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	232,380
	Perennial Energy Holdings Ltd.	1,325,000	154,257
	PharmaBlock Sciences Nanjing, Inc., Class A	46,600	180,222
Ω	Pharmaron Beijing Co. Ltd., Class H	175,700	227,472
	PhiChem Corp., Class A	130,926	208,345
*	Phoenix Media Investment Holdings Ltd.	396,000	11,362
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,708,800	2,453,399
	PNC Process Systems Co. Ltd., Class A	92,400	304,897
	Poly Property Group Co. Ltd.	7,050,500	1,289,399
	Poly Property Services Co. Ltd., Class H	470,000	1,667,334
	Pony Testing International Group Co. Ltd., Class A	106,370	126,556
Ω	Pop Mart International Group Ltd.	1,338,200	3,001,085
	Pou Sheng International Holdings Ltd.	7,560,806	571,363
#	Prinx Chengshan Holdings Ltd.	149,000	135,502
#	Productive Technologies Co. Ltd.	1,938,000	92,869
	PW Medtech Group Ltd.	1,342,000	128,028
*	Q Technology Group Co. Ltd.	1,578,000	556,781
	Qianhe Condiment & Food Co. Ltd., Class A	121,900	237,333
	Qifu Technology, Inc., ADR	349,076	5,009,241
* Ω	Qingdao Ainnovation Technology Group Co. Ltd., Class H	46,700	36,503
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	266,378
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	116,722	178,320
	Qingdao Gon Technology Co. Ltd., Class A	68,700	168,490
	Qingdao Haier Biomedical Co. Ltd., Class A	69,243	273,188
	Qingdao Hanhe Cable Co. Ltd., Class A	822,100	397,515
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	98,514	178,988
Ω	Qingdao Port International Co. Ltd., Class H	439,000	245,703
*	Qingdao Rural Commercial Bank Corp., Class A	1,036,000	376,615
	Qingdao Topscomm Communication, Inc., Class A	159,100	162,537
*	Qingling Motors Co. Ltd., Class H	2,760,000	225,536
	Qinhuangdao Port Co. Ltd., Class H	2,156,500	372,251
	QuakeSafe Technologies Co. Ltd., Class A	57,100	101,934
*	Qudian, Inc., Sponsored ADR	96,525	198,842
	Queclink Wireless Solutions Co. Ltd., Class A	43,800	51,481
	Quectel Wireless Solutions Co. Ltd., Class A	56,000	270,487
*	Radiance Holdings Group Co. Ltd.	90,000	34,773
	Rainbow Digital Commercial Co. Ltd., Class A	296,050	204,106
*	Realcan Pharmaceutical Group Co. Ltd., Class A	146,400	54,688
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,475,520	342,653

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# * †† Ω	Redco Properties Group Ltd.	5,362,000	$342,929
	Renhe Pharmacy Co. Ltd., Class A	409,700	326,674
	Rianlon Corp., Class A	50,450	152,648
	Richinfo Technology Co. Ltd., Class A	73,600	154,209
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	211,157
	Riyue Heavy Industry Co. Ltd., Class A	205,900	277,908
*	Road King Infrastructure Ltd.	275,000	46,562
	Rongan Property Co. Ltd., Class A	458,000	147,999
	RongFa Nuclear Equipment Co. Ltd., Class A	335,700	183,936
*	Roshow Technology Co. Ltd., Class A	408,600	292,255
	Ruida Futures Co. Ltd., Class A	68,700	120,356
	Runjian Co. Ltd., Class A	50,400	203,561
	Sanquan Food Co. Ltd., Class A	126,500	203,170
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	300,916
	Sansure Biotech, Inc., Class A	114,174	286,312
*	Sanxiang Impression Co. Ltd., Class A	36,100	17,554
	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	2,738,766
# *	Seazen Group Ltd.	7,922,571	1,089,442
#	S-Enjoy Service Group Co. Ltd.	851,000	281,843
*	Shaanxi Construction Machinery Co. Ltd., Class A	90,300	36,767
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	267,690	247,566
	Shandong Bohui Paper Industrial Co. Ltd., Class A	311,403	225,475
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	343,450
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	136,480
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	228,200	210,613
	Shandong Head Group Co. Ltd., Class A	79,160	163,939
	Shandong Hi-Speed New Energy Group Ltd.	1,345,371	315,119
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	363,600	272,267
*	Shandong Humon Smelting Co. Ltd., Class A	230,600	295,003
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	122,149
	Shandong Pharmaceutical Glass Co. Ltd., Class A	58,843	193,163
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,487,600	4,783,095
	Shandong Xiantan Co. Ltd., Class A	105,400	90,088
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	374,072
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	214,300	297,271
	Shanghai AJ Group Co. Ltd., Class A	395,200	260,866
	Shanghai AtHub Co. Ltd., Class A	109,060	239,134
	Shanghai Bailian Group Co. Ltd., Class A	257,900	312,170
	Shanghai Baolong Automotive Corp., Class A	45,200	263,636
	Shanghai Belling Co. Ltd., Class A	91,046	152,859
	Shanghai Chinafortune Co. Ltd., Class A	90,300	176,080
	Shanghai Environment Group Co. Ltd., Class A	172,200	206,782
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	82,200	130,116
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	856,000	1,020,646
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	833,000	234,510
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	48,900	205,827
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	154,130
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	241,345
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	102,600	426,266
* Ω	Shanghai Henlius Biotech, Inc., Class H	6,900	11,878
	Shanghai Industrial Holdings Ltd.	1,465,000	1,794,636
	Shanghai Industrial Urban Development Group Ltd.	4,993,000	217,709
	Shanghai INT Medical Instruments Co. Ltd., Class H	98,000	352,515
	Shanghai Jahwa United Co. Ltd., Class A	135,300	337,868
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	325,462
*	Shanghai Kinetic Medical Co. Ltd., Class A	39,300	28,047
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	240,518
	Shanghai Maling Aquarius Co. Ltd., Class A	118,400	100,342
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	132,500	203,034

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Medicilon, Inc., Class A	27,711	$163,890
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	350,103
	Shanghai Pioneer Holding Ltd.	1,781,000	392,670
	Shanghai Pret Composites Co. Ltd., Class A	197,700	240,316
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	379,060
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	129,075
	Shanghai Runda Medical Technology Co. Ltd., Class A	110,100	230,565
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	267,633	323,050
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	71,100	285,717
	Shanghai Stonehill Technology Co. Ltd., Class A	532,200	183,063
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	160,800	189,490
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	260,735
	Shanghai Wanye Enterprises Co. Ltd., Class A	162,900	269,903
	Shanghai Yaoji Technology Co. Ltd., Class A	70,900	198,294
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	226,701
	Shanxi Blue Flame Holding Co. Ltd., Class A	370,000	324,459
	Shanxi Coking Co. Ltd., Class A	489,417	321,177
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	120,750	190,665
*	Shanying International Holding Co. Ltd., Class A	1,075,215	255,801
*	Shengda Resources Co. Ltd., Class A	221,907	266,663
	Shenzhen Agricultural Products Group Co. Ltd., Class A	420,332	341,706
*	Shenzhen Airport Co. Ltd., Class A	506,600	437,234
	Shenzhen Aisidi Co. Ltd., Class A	301,700	340,348
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	142,294
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	147,264
	Shenzhen Changhong Technology Co. Ltd., Class A	51,000	92,733
	Shenzhen Click Technology Co. Ltd., Class A	43,200	60,231
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	152,101
*	Shenzhen Comix Group Co. Ltd., Class A	52,100	42,131
	Shenzhen Das Intellitech Co. Ltd., Class A	532,611	201,188
	Shenzhen Desay Battery Technology Co., Class A	95,794	272,630
	Shenzhen Dynanonic Co. Ltd., Class A	21,800	126,039
	Shenzhen Envicool Technology Co. Ltd., Class A	107,618	288,020
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	291,318	341,039
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,059,839
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	103,100	164,477
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,800	176,069
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	160,900	228,804
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	169,344
	Shenzhen Heungkong Holding Co. Ltd., Class A	623,760	143,375
	Shenzhen Huaqiang Industry Co. Ltd., Class A	170,300	220,998
	Shenzhen International Holdings Ltd.	4,839,792	3,983,128
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	6,035
	Shenzhen Investment Ltd.	10,139,720	1,427,668
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	98,105
	Shenzhen Jinjia Group Co. Ltd., Class A	350,400	222,417
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	206,400	123,894
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	180,000	258,591
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	114,000	268,300
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	118,500	329,822
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	95,400	106,453
	Shenzhen Leaguer Co. Ltd., Class A	291,900	262,241
	Shenzhen Megmeet Electrical Co. Ltd., Class A	97,828	265,869
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	210,028
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	199,887
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	861,500	329,329
	Shenzhen SEG Co. Ltd., Class A	152,400	145,699
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,208	135,950
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	263,000	275,908

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	$199,560
	Shenzhen Topband Co. Ltd., Class A	256,575	258,472
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	22,100	81,561
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	321,000	263,129
*	Shenzhen World Union Group, Inc., Class A	514,900	149,198
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	288,468	184,055
	Shenzhen Yinghe Technology Co. Ltd., Class A	123,000	252,450
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	188,100	155,152
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	481,100	266,089
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	172,000	182,097
* ††	Shimao Group Holdings Ltd.	97,000	5,477
	Shinghwa Advanced Material Group Co. Ltd., Class A	48,900	235,313
	Shinva Medical Instrument Co. Ltd., Class A	82,580	230,125
	Shoucheng Holdings Ltd.	9,147,600	1,601,100
	Shougang Fushan Resources Group Ltd.	5,795,128	2,289,758
*	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	75,019
	Shui On Land Ltd.	12,110,643	1,086,820
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	192,573
	Sichuan Development Lomon Co. Ltd., Class A	415,400	338,963
	Sichuan Expressway Co. Ltd., Class H	3,570,000	1,141,456
	Sichuan Furong Technology Co. Ltd., Class A	113,791	157,986
*	Sichuan Haite High-tech Co. Ltd., Class A	175,576	174,924
*	Sichuan Hexie Shuangma Co. Ltd., Class A	160,738	361,343
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	183,137
*	Sichuan Lutianhua Co. Ltd., Class A	393,200	213,507
*	Sichuan New Energy Power Co. Ltd., Class A	108,200	150,878
	Sichuan Teway Food Group Co. Ltd., Class A	225,900	351,109
	Sichuan Yahua Industrial Group Co. Ltd., Class A	214,700	289,864
#	Sihuan Pharmaceutical Holdings Group Ltd.	14,528,000	1,003,871
	SIIC Environment Holdings Ltd.	128,000	19,215
*	Silver Grant International Holdings Group Ltd.	5,726,000	90,486
# Ω	Simcere Pharmaceutical Group Ltd.	2,538,000	1,691,034
	Sineng Electric Co. Ltd., Class A	49,500	160,812
	Sino Wealth Electronic Ltd., Class A	75,005	173,703
	Sinocare, Inc., Class A	109,400	362,694
	Sinochem International Corp., Class A	331,200	182,342
	Sinofert Holdings Ltd.	6,903,327	759,893
	Sinofibers Technology Co. Ltd., Class A	84,500	245,907
*	Sinolink Worldwide Holdings Ltd.	12,129,440	145,069
	Sinomach Automobile Co. Ltd., Class A	280,400	279,994
	Sinopec Engineering Group Co. Ltd., Class H	4,858,000	2,436,606
	Sinopec Kantons Holdings Ltd.	3,304,000	1,453,636
*	Sinopec Oilfield Service Corp., Class H	8,440,000	485,256
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,982,000	1,489,155
	Sino-Platinum Metals Co. Ltd., Class A	187,584	340,161
	Sinoseal Holding Co. Ltd., Class A	39,200	172,987
	Sinosoft Co. Ltd., Class A	57,500	188,981
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	298,122
	Sinotrans Ltd., Class H	7,927,000	3,306,933
	Sinotruk Hong Kong Ltd.	2,282,500	5,183,999
	Sinotruk Jinan Truck Co. Ltd., Class A	59,900	116,658
	Skyworth Digital Co. Ltd., Class A	197,800	275,362
	Skyworth Group Ltd.	4,520,467	1,433,003
# Ω	Smoore International Holdings Ltd.	3,136,000	1,896,351
	Sobute New Materials Co. Ltd., Class A	109,605	130,755
*	SOHO China Ltd.	6,788,000	566,320
*	Solargiga Energy Holdings Ltd.	5,196,000	97,167
# * ††	South Manganese Investment Ltd.	2,312,000	55,006
*	So-Young International, Inc., ADR	83,482	84,317

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SSY Group Ltd.	5,589,152	$3,036,946
	State Grid Information & Communication Co. Ltd., Class A	88,800	182,616
*	STO Express Co. Ltd., Class A	296,345	287,642
	Sumavision Technologies Co. Ltd., Class A	377,200	219,061
	Sun Art Retail Group Ltd.	7,452,000	916,180
	Sun Create Electronics Co. Ltd., Class A	37,988	75,056
# *	Sun King Technology Group Ltd.	4,158,000	589,794
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	394,753
	Suning Universal Co. Ltd., Class A	705,300	234,056
* †† Ω	Sunshine 100 China Holdings Ltd.	170,000	1,375
*	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	251,056
	Suofeiya Home Collection Co. Ltd., Class A	48,800	105,572
	Suplet Power Co. Ltd., Class A	23,641	32,983
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	248,458
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	277,644
	Suzhou Good-Ark Electronics Co. Ltd., Class A	196,400	226,943
	Suzhou Secote Precision Electronic Co. Ltd., Class A	51,900	436,585
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	136,800	134,722
	SY Holdings Group Ltd.	1,294,500	721,881
	Symphony Holdings Ltd.	7,140,000	758,938
	SYoung Group Co. Ltd., Class A	44,200	91,163
	T&S Communications Co. Ltd., Class A	15,137	64,208
	Taiji Computer Corp. Ltd., Class A	51,500	162,411
	Tangrenshen Group Co. Ltd., Class A	337,227	276,082
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	376,326	263,784
*	Tansun Technology Co. Ltd., Class A	27,625	43,421
	Tayho Advanced Materials Group Co. Ltd., Class A	165,700	250,058
	TCL Electronics Holdings Ltd.	3,148,347	984,029
*	Tech-Bank Food Co. Ltd., Class A	235,900	98,124
	Telling Telecommunication Holding Co. Ltd., Class A	251,700	259,164
	Tenfu Cayman Holdings Co. Ltd.	306,000	173,556
	Three Squirrels, Inc., Class A	66,300	160,145
	Three's Co. Media Group Co. Ltd., Class A	35,729	253,118
	Tian An China Investment Co. Ltd.	1,551,000	669,937
#	Tian Lun Gas Holdings Ltd.	778,000	360,266
	Tiande Chemical Holdings Ltd.	236,000	34,241
	Tiangong International Co. Ltd.	4,550,000	978,691
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	548,514
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	671,700	335,841
	Tianjin Development Holdings Ltd.	1,380,000	256,428
	Tianjin Port Development Holdings Ltd.	8,676,800	527,083
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	166,166
	Tianjin Teda Co. Ltd., Class A	244,600	121,011
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	304,700	244,063
#	Tianneng Power International Ltd.	2,774,048	2,153,325
††	Tianyun International Holdings Ltd.	1,794,000	745,414
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	112,451
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	53,600	294,334
*	Tibet Water Resources Ltd.	9,150,000	279,934
	Tingyi Cayman Islands Holding Corp.	350,000	348,508
	Tofflon Science & Technology Group Co. Ltd., Class A	165,800	316,058
	Toly Bread Co. Ltd., Class A	308,400	280,534
	Tomson Group Ltd.	1,184,064	221,371
	Tong Ren Tang Technologies Co. Ltd., Class H	2,290,000	1,658,466
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,137,856
*	Tongdao Liepin Group	716,600	355,292
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	492,280	239,324
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	289,482
	Top Spring International Holdings Ltd.	1,024,000	70,733

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Topsec Technologies Group, Inc., Class A	252,627	$241,535
Ω	Topsports International Holdings Ltd.	5,627,000	3,647,315
	Towngas Smart Energy Co. Ltd.	3,280,818	1,213,265
*	TPV Technology Co. Ltd., Class A	1,095,200	344,039
	Transfar Zhilian Co. Ltd., Class A	565,141	332,269
	TravelSky Technology Ltd., Class H	3,127,000	3,145,253
*	Trigiant Group Ltd.	4,284,000	183,523
*	Triumph New Energy Co. Ltd., Class H	784,000	403,355
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	124,448
	Truly International Holdings Ltd.	5,339,573	401,317
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	147,544
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	186,558
*	Tuniu Corp., Sponsored ADR	148,809	100,416
	Unilumin Group Co. Ltd., Class A	261,400	201,735
	Uni-President China Holdings Ltd.	4,766,000	2,677,170
#	United Energy Group Ltd.	29,148,900	3,097,659
# *	United Strength Power Holdings Ltd.	200,000	123,803
	Valiant Co. Ltd., Class A	187,251	334,513
	Vats Liquor Chain Store Management JSC Ltd., Class A	98,865	217,363
Ω	VCredit Holdings Ltd.	159,400	41,372
# * Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	534,471
	Victory Giant Technology Huizhou Co. Ltd., Class A	54,900	113,115
	Vinda International Holdings Ltd.	1,183,000	3,495,442
* Ω	Viva Biotech Holdings	3,217,000	262,363
*	Vnet Group, Inc., ADR	396,255	673,633
	Wangneng Environment Co. Ltd., Class A	107,745	209,844
	Wangsu Science & Technology Co. Ltd., Class A	181,100	195,424
	Wanguo International Mining Group Ltd.	174,000	97,107
	Wanxiang Qianchao Co. Ltd., Class A	396,900	240,697
	Wasion Holdings Ltd.	1,858,000	1,007,039
	Wasu Media Holding Co. Ltd., Class A	356,200	332,005
#	Weibo Corp., Sponsored ADR	4,978	40,322
#	Weibo Corp., Class A	32,420	259,342
	Weifu High-Technology Group Co. Ltd., Class A	173,100	387,970
* Ω	Weimob, Inc.	774,000	172,441
*	Weiqiao Textile Co., Class H	1,206,000	530,427
	Wellhope Foods Co. Ltd., Class A	215,480	216,211
	West China Cement Ltd.	7,366,000	583,949
	Western Region Gold Co. Ltd., Class A	74,700	107,131
	Wharf Holdings Ltd.	79,000	230,813
	Winall Hi-Tech Seed Co. Ltd., Class A	192,753	190,040
	Windey Energy Technology Group Co. Ltd., Class A	156,850	183,223
	Wolong Electric Group Co. Ltd., Class A	340,600	452,018
	Wuhan DR Laser Technology Corp. Ltd., Class A	56,840	332,629
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	164,900	169,893
*	Wuhan P&S Information Technology Co. Ltd., Class A	181,200	106,183
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	109,200	275,033
	Wuhu Token Science Co. Ltd., Class A	482,600	310,133
	Wuling Motors Holdings Ltd.	1,010,000	40,115
	Wushang Group Co. Ltd., Class A	193,082	203,784
*	Wuxi Boton Technology Co. Ltd., Class A	97,452	185,991
	Wuxi NCE Power Co. Ltd., Class A	56,580	236,970
*	Wuxi Taiji Industry Co. Ltd., Class A	465,900	359,590
	Wuxi Xinje Electric Co. Ltd., Class A	33,300	118,088
*	XD, Inc.	434,000	466,570
	XGD, Inc., Class A	93,400	242,086
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,041,000	518,282
	Xiamen Bank Co. Ltd., Class A	512,000	362,006

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Intretech, Inc., Class A	152,770	$296,563
	Xiamen ITG Group Corp. Ltd., Class A	286,600	272,649
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	129,615
	Xiamen Kingdomway Group Co., Class A	144,400	252,464
	Xiamen Xiangyu Co. Ltd., Class A	427,700	379,282
	Xi'an Triangle Defense Co. Ltd., Class A	110,300	349,951
	Xiandai Investment Co. Ltd., Class A	421,994	219,843
	Xianhe Co. Ltd., Class A	129,200	237,791
	Xilinmen Furniture Co. Ltd., Class A	115,900	243,952
*	Xinfengming Group Co. Ltd., Class A	37,400	61,775
	Xingda International Holdings Ltd.	5,111,456	1,012,216
	Xingfa Aluminium Holdings Ltd.	481,000	362,675
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	1,415,806
	Xinhuanet Co. Ltd., Class A	106,200	302,374
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	166,125
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	99,088	372,405
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	107,384
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	504,400	348,648
# *	Xinte Energy Co. Ltd., Class H	1,127,600	1,271,491
*	Xinxiang Chemical Fiber Co. Ltd., Class A	96,100	37,216
	Xinxiang Richful Lube Additive Co. Ltd., Class A	61,590	328,087
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	796,900	408,401
#	Xinyi Energy Holdings Ltd.	7,659,772	1,070,560
	Xinyi Solar Holdings Ltd.	8,978,000	4,122,171
	Xinyu Iron & Steel Co. Ltd., Class A	586,200	288,473
	Xinzhi Group Co. Ltd., Class A	58,300	98,652
*	Xizang Zhufeng Resources Co. Ltd., Class A	181,100	227,469
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	91,600	123,320
#	Xtep International Holdings Ltd.	4,926,718	2,426,210
*	Xunlei Ltd., ADR	205,973	311,019
Ω	Yadea Group Holdings Ltd.	3,806,000	5,218,408
	Yangling Metron New Material, Inc., Class A	32,800	111,099
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	539,000	519,436
	Yankershop Food Co. Ltd., Class A	46,192	398,508
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	65,100	194,133
	Yantai China Pet Foods Co. Ltd., Class A	70,300	218,127
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	191,613	370,246
	Yantai Eddie Precision Machinery Co. Ltd., Class A	146,892	278,467
*	YanTai Shuangta Food Co. Ltd., Class A	276,200	151,365
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	116,573
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	184,931
*	Yeahka Ltd.	570,400	891,891
	Yeebo International Holdings Ltd.	232,000	85,758
	YGSOFT, Inc., Class A	374,832	246,371
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	173,166
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	889,732
*	Yifan Pharmaceutical Co. Ltd., Class A	107,300	155,126
#	Yihai International Holding Ltd.	1,702,000	2,184,452
	Yip's Chemical Holdings Ltd.	842,000	158,411
*	Yiren Digital Ltd., Sponsored ADR	240,450	1,033,935
# Ω	Yixin Group Ltd.	2,792,000	173,228
	Yixintang Pharmaceutical Group Co. Ltd., Class A	135,200	348,034
	Yonfer Agricultural Technology Co. Ltd., Class A	328,500	471,697
	Yotrio Group Co. Ltd., Class A	545,900	193,233
	Youngy Co. Ltd., Class A	41,700	231,544
*	Youzu Interactive Co. Ltd., Class A	163,800	221,180
	Yuexiu Property Co. Ltd.	5,406,456	3,385,554
	Yuexiu Transport Infrastructure Ltd.	3,372,018	1,845,250
	Yusys Technologies Co. Ltd., Class A	129,900	214,964

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZBOM Home Collection Co. Ltd., Class A	140,823	$293,060
	Zengame Technology Holding Ltd.	140,000	94,924
#	Zhaojin Mining Industry Co. Ltd., Class H	3,906,000	3,641,069
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	117,758
	Zhejiang Cfmoto Power Co. Ltd., Class A	29,000	379,413
	Zhejiang Communications Technology Co. Ltd., Class A	648,480	326,523
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	470,259	292,812
	Zhejiang Crystal-Optech Co. Ltd., Class A	274,198	375,697
	Zhejiang Expressway Co. Ltd., Class H	6,901,920	5,127,162
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	169,454
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang HangKe Technology, Inc. Co., Class A	120,730	333,926
	Zhejiang Hangmin Co. Ltd., Class A	130,400	128,126
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	288,827
	Zhejiang Huace Film & Television Co. Ltd., Class A	481,200	314,144
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	298,915
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	77,431	166,093
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	71,000	191,377
*	Zhejiang Jingu Co. Ltd., Class A	346,600	277,543
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	380,389
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	328,200	186,555
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	89,064	238,577
	Zhejiang Medicine Co. Ltd., Class A	230,700	294,978
	Zhejiang Meida Industrial Co. Ltd., Class A	155,940	190,216
*	Zhejiang Narada Power Source Co. Ltd., Class A	209,300	294,169
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	717,361	346,434
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	50,142	189,949
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	129,100	181,161
	Zhejiang Runtu Co. Ltd., Class A	282,434	221,185
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,400	29,663
	Zhejiang Semir Garment Co. Ltd., Class A	482,300	355,711
	Zhejiang Shibao Co. Ltd., Class H	944,000	247,731
	Zhejiang Southeast Space Frame Co. Ltd., Class A	286,200	192,845
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	10,100	14,576
	Zhejiang Tiantie Industry Co. Ltd., Class A	234,341	133,429
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,605	194,964
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	499,920	365,147
*	Zhejiang Wanliyang Co. Ltd., Class A	306,670	237,884
	Zhejiang Wanma Co. Ltd., Class A	253,800	277,918
	Zhejiang Wansheng Co. Ltd., Class A	91,900	112,770
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	103,900	309,009
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	302,743
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	246,600	262,688
	Zhejiang Yasha Decoration Co. Ltd., Class A	311,500	168,387
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	270,118
	Zhejiang Yongtai Technology Co. Ltd., Class A	179,798	223,600
	Zhende Medical Co. Ltd., Class A	30,800	80,094
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,175,223
# *	Zhihu, Inc.	72,800	105,716
*	Zhong An Group Ltd.	6,077,800	83,335
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,175,200	3,398,242
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	41,900	13,727
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	557,400	329,430
	Zhongshan Public Utilities Group Co. Ltd., Class A	356,700	366,398
	Zhongsheng Group Holdings Ltd.	905,000	1,527,661
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	30,528
# *	Zhongyu Energy Holdings Ltd.	2,066,306	1,383,075
	Zhongyuan Environment-Protection Co. Ltd., Class A	68,000	63,117
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,390,000	755,529

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# *	Zhuguang Holdings Group Co. Ltd.	6,686,000	$212,804
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	55,300	135,753
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	78,000	233,799
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,083,200	575,983
TOTAL CHINA			710,961,591
COLOMBIA — (0.2%)
	Almacenes Exito SA, BDR	585,426	1,844,522
	Banco de Bogota SA	990	8,085
	Bolsa de Valores de Colombia	60,097	164,982
	Celsia SA ESP	1,424,013	1,212,284
	Cementos Argos SA	477,015	784,005
*	CEMEX Latam Holdings SA	765,979	500,427
	Corp. Financiera Colombiana SA	255,378	1,082,119
	Grupo Argos SA	130,402	459,457
#	Grupo Aval Acciones y Valores SA, ADR	4,190	10,978
	Grupo Energia Bogota SA ESP	32,023	18,709
	Mineros SA	170,652	84,143
	Promigas SA ESP	10,240	13,254
TOTAL COLOMBIA			6,182,965
GREECE — (0.5%)
*	Aegean Airlines SA	126,702	1,679,579
	Athens Water Supply & Sewage Co. SA	95,108	591,187
	Autohellas Tourist & Trading SA	61,105	883,840
	Avax SA	127,608	226,152
	Bank of Greece	105,605	1,628,331
*	Ellaktor SA	99,632	266,100
	ElvalHalcor SA	146,093	376,454
	Epsilon Net SA	31,011	311,676
	Fourlis Holdings SA	107,714	472,518
	GEK Terna Holding Real Estate Construction SA	243,767	3,668,620
	Hellenic Exchanges - Athens Stock Exchange SA	149,524	884,048
	Holding Co. ADMIE IPTO SA	305,384	716,682
	Ideal Holdings SA	16,175	113,848
	Intracom Holdings SA	141,263	571,100
*	Intracom SA Technical & Steel Constructions	124,770	666,045
*	LAMDA Development SA	162,229	1,224,424
	Piraeus Port Authority SA	25,327	683,417
	Quest Holdings SA	67,291	385,654
	Sarantis SA	131,589	1,248,057
	Terna Energy SA	43,165	700,543
	Thrace Plastics Holding & Co.	15,799	74,411
	Titan Cement International SA	93,668	2,412,027
TOTAL GREECE			19,784,713
HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Properties Investment Holdings Ltd.	2,045,000	20,351
#	Gushengtang Holdings Ltd.	249,900	1,208,958
*	Kai Yuan Holdings Ltd.	8,620,000	17,433
	MediCare International Ltd.	6,950,000	38,315
††	Nan Hai Corp. Ltd.	24,100,000	20,345
*	Sinic Holdings Group Co. Ltd.	235,000	0
††	Sino-I Technology Ltd.	3,950,000	1,920
* ††	Tian Shan Development Holding Ltd.	1,844,000	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Untrade.Ch Wood Opti	1,748,000	$37,742
* ††	Untrade.Lumena Newmat	363,249	0
TOTAL HONG KONG			1,345,064
HUNGARY — (0.1%)
# *	4iG Nyrt	35,524	79,480
	Magyar Telekom Telecommunications PLC	604,821	1,310,794
*	Opus Global Nyrt	699,340	827,883
	Richter Gedeon Nyrt	36,999	998,245
TOTAL HUNGARY			3,216,402
INDIA — (24.5%)
	360 ONE WAM Ltd.	626,108	4,678,274
*	3i Infotech Ltd.	111,462	82,424
	3M India Ltd.	3,173	1,319,991
	63 Moons Technologies Ltd.	3,498	17,923
	Aarti Drugs Ltd.	113,702	718,227
	Aarti Industries Ltd.	481,467	3,811,957
*	Aarti Pharmalabs Ltd.	113,222	726,129
*	Aavas Financiers Ltd.	78,831	1,400,054
	Abbott India Ltd.	15,291	4,750,364
	Accelya Solutions India Ltd.	3,300	72,599
	Action Construction Equipment Ltd.	93,884	1,105,411
	ADF Foods Ltd.	14,720	38,124
*	Aditya Birla Capital Ltd.	19,569	40,287
	Advanced Enzyme Technologies Ltd.	165,793	758,715
	Aegis Logistics Ltd.	487,364	2,218,101
	Aether Industries Ltd.	8,561	91,165
*	Affle India Ltd.	56,365	843,132
	AGI Greenpac Ltd.	39,239	378,012
	Agro Tech Foods Ltd.	54,802	550,831
	Ahluwalia Contracts India Ltd.	51,632	531,511
	AIA Engineering Ltd.	166,966	8,181,974
	Ajanta Pharma Ltd.	144,036	3,783,254
	Akzo Nobel India Ltd.	42,912	1,353,827
	Alembic Ltd.	269,593	304,551
	Alembic Pharmaceuticals Ltd.	186,858	2,177,161
	Alkyl Amines Chemicals	48,225	1,388,659
*	Allcargo Gati Ltd.	144,447	218,861
	Allcargo Logistics Ltd.	851,660	830,934
	Allcargo Terminals Ltd.	216,315	187,309
*	Alok Industries Ltd.	985,996	383,852
	Amara Raja Energy & Mobility Ltd.	262,143	2,793,229
*	Amber Enterprises India Ltd.	50,515	2,640,413
	Ambika Cotton Mills Ltd.	2,332	48,847
	Amrutanjan Health Care Ltd.	14,245	99,611
	Anant Raj Ltd.	386,981	1,478,460
	Andhra Paper Ltd.	12,953	96,846
	Andhra Sugars Ltd.	165,885	222,047
	Angel One Ltd.	82,137	3,235,741
	Apar Industries Ltd.	43,907	3,312,238
	Apcotex Industries Ltd.	31,873	185,393
	APL Apollo Tubes Ltd.	230,667	4,204,579
	Apollo Pipes Ltd.	26,573	218,486
	Apollo Tyres Ltd.	1,058,537	6,884,980
	Aptech Ltd.	9,093	29,914
	Arvind Fashions Ltd.	178,503	1,114,687
	Arvind Ltd.	541,245	2,046,114

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Arvind SmartSpaces Ltd.	33,199	$212,505
	Asahi India Glass Ltd.	337,184	2,129,087
	Ashiana Housing Ltd.	72,484	268,684
*	Ashoka Buildcon Ltd.	402,491	879,509
	Astec Lifesciences Ltd.	723	8,398
* Ω	Aster DM Healthcare Ltd.	293,085	1,558,493
	Astra Microwave Products Ltd.	162,812	1,119,495
	AstraZeneca Pharma India Ltd.	4,051	321,580
	Atul Ltd.	52,252	4,039,667
	AurionPro Solutions Ltd.	8,056	214,211
	Aurobindo Pharma Ltd.	176,533	2,450,244
	Automotive Axles Ltd.	15,893	393,081
	Avadh Sugar & Energy Ltd.	13,696	102,719
	Avanti Feeds Ltd.	136,180	857,344
	Bajaj Consumer Care Ltd.	289,201	762,922
	Bajaj Electricals Ltd.	14,494	182,287
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	907,471
	Bajaj Holdings & Investment Ltd.	24,091	2,421,877
	Balaji Amines Ltd.	38,797	1,133,196
	Balmer Lawrie & Co. Ltd.	230,549	789,583
	Balrampur Chini Mills Ltd.	400,664	1,909,838
	Banco Products India Ltd.	54,696	468,157
Ω	Bandhan Bank Ltd.	1,516,745	4,171,198
	Bank of India	239,738	400,147
	Bank of Maharashtra	1,614,113	1,072,597
	Bannari Amman Sugars Ltd.	12,765	370,651
	BASF India Ltd.	43,424	1,588,900
	Bata India Ltd.	187,804	3,353,838
	Bayer CropScience Ltd.	22,864	1,642,943
	BEML Ltd.	65,577	2,763,234
*	BF Utilities Ltd.	59,511	431,362
	Bhansali Engineering Polymers Ltd.	335,166	430,113
	Bharat Bijlee Ltd.	7,198	456,222
	Bharat Dynamics Ltd.	127,792	2,635,716
	Bharat Electronics Ltd.	920,271	2,065,072
	Bharat Heavy Electricals Ltd.	3,064,501	8,420,436
	Bharat Rasayan Ltd.	3,159	345,173
	Biocon Ltd.	1,199,536	3,877,849
	Birla Corp. Ltd.	92,209	1,697,772
	Birlasoft Ltd.	579,755	5,933,193
*	Black Box Ltd.	29,029	98,523
	BLS International Services Ltd.	87,785	444,606
	Blue Dart Express Ltd.	17,288	1,362,104
	Blue Star Ltd.	306,724	4,248,184
	Bombay Burmah Trading Co.	59,813	1,255,039
*	Bombay Dyeing & Manufacturing Co. Ltd.	256,351	573,524
*	Borosil Ltd.	24,794	105,003
*	Borosil Renewables Ltd.	62,314	477,370
	Brigade Enterprises Ltd.	342,612	4,213,215
*	Brightcom Group Ltd.	2,221,064	544,168
	BSE Ltd.	221,938	6,237,087
	Can Fin Homes Ltd.	254,604	2,381,603
*	Capacit'e Infraprojects Ltd.	76,517	243,016
	Caplin Point Laboratories Ltd.	72,924	1,265,868
	Carborundum Universal Ltd.	262,916	3,568,029
	Care Ratings Ltd.	72,893	901,220
*	Cartrade Tech Ltd.	31,970	280,959
	Carysil Ltd.	18,432	190,675
	Castrol India Ltd.	1,016,603	2,406,641

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CCL Products India Ltd.	270,942	$2,194,316
	CE Info Systems Ltd.	10,941	259,256
	Ceat Ltd.	72,128	2,291,906
	Central Depository Services India Ltd.	186,815	3,988,809
	Century Enka Ltd.	24,543	132,097
	Century Plyboards India Ltd.	196,359	1,856,334
	Century Textiles & Industries Ltd.	148,574	2,558,649
	Cera Sanitaryware Ltd.	18,768	1,865,817
	CESC Ltd.	2,101,996	3,619,907
	CG Power & Industrial Solutions Ltd.	170,301	957,176
*	Chalet Hotels Ltd.	24,730	232,562
	Chambal Fertilisers & Chemicals Ltd.	522,186	2,308,373
	Chennai Petroleum Corp. Ltd.	157,831	1,621,604
* ††	Chennai Super Kings Cricket Ltd.	1,658,632	0
	Cholamandalam Financial Holdings Ltd.	377,242	5,348,854
	CIE Automotive India Ltd.	431,037	2,520,130
	Cigniti Technologies Ltd.	24,650	297,682
	City Union Bank Ltd.	1,240,859	2,167,963
Ω	Cochin Shipyard Ltd.	288,666	3,162,464
* Ω	Coffee Day Enterprises Ltd.	414,128	295,560
	Coforge Ltd.	119,863	9,010,537
	Computer Age Management Services Ltd.	83,416	2,905,795
	Confidence Petroleum India Ltd.	147,265	151,561
	Coromandel International Ltd.	375,411	4,756,300
	Cosmo First Ltd.	18,188	134,841
*	CreditAccess Grameen Ltd.	122,821	2,359,623
	CRISIL Ltd.	57,122	2,821,443
	Crompton Greaves Consumer Electricals Ltd.	1,639,285	5,986,254
*	CSB Bank Ltd.	152,631	705,124
	Cummins India Ltd.	28,593	784,538
	Cyient Ltd.	151,592	3,604,756
*	D B Realty Ltd.	178,250	538,902
	Dalmia Bharat Ltd.	79,987	2,183,278
	Dalmia Bharat Sugar & Industries Ltd.	23,695	114,764
	Datamatics Global Services Ltd.	10,803	90,318
	DB Corp. Ltd.	145,648	559,955
	DCB Bank Ltd.	653,604	1,087,945
	DCM Shriram Ltd.	127,523	1,589,913
	DCW Ltd.	319,843	265,522
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,397,091
	Deepak Nitrite Ltd.	190,701	5,285,022
*	Delhivery Ltd.	208,079	1,138,538
	Delta Corp. Ltd.	446,857	753,534
*	DEN Networks Ltd.	233,564	171,702
	Dhampur Bio Organics Ltd.	6,843	11,649
	Dhampur Sugar Mills Ltd.	85,516	272,872
*	Dhani Services Ltd.	801,949	370,971
	Dhanuka Agritech Ltd.	38,364	555,731
	Digidrive Distributors Ltd.	13,851	10,275
Ω	Dilip Buildcon Ltd.	134,731	649,461
*	Dish TV India Ltd.	3,334,646	800,832
*	Dishman Carbogen Amcis Ltd.	171,479	399,187
	Dixon Technologies India Ltd.	94,230	6,789,257
	Dollar Industries Ltd.	20,031	111,379
Ω	Dr Lal PathLabs Ltd.	122,602	3,721,484
	Dwarikesh Sugar Industries Ltd.	184,247	188,326
	Dynamatic Technologies Ltd.	5,921	457,800
	eClerx Services Ltd.	91,620	3,003,524
	Edelweiss Financial Services Ltd.	1,674,626	1,412,061

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	EID Parry India Ltd.	250,294	$1,899,766
	EIH Associated Hotels	7,709	61,230
	EIH Ltd.	581,003	2,306,025
	Elecon Engineering Co. Ltd.	7,167	94,769
	Electrosteel Castings Ltd.	1,333,553	2,794,867
	Elgi Equipments Ltd.	530,070	3,916,675
	Emami Ltd.	559,872	3,366,969
Ω	Endurance Technologies Ltd.	59,557	1,512,566
	Engineers India Ltd.	737,796	2,099,135
	Epigral Ltd.	47,103	590,894
	EPL Ltd.	401,706	976,870
Ω	Equitas Small Finance Bank Ltd.	1,629,321	2,043,385
* Ω	Eris Lifesciences Ltd.	110,810	1,226,464
	ESAB India Ltd.	10,199	676,133
	Escorts Kubota Ltd.	71,007	2,553,143
	Everest Industries Ltd.	6,837	105,273
	Excel Industries Ltd.	6,036	66,009
	Exide Industries Ltd.	1,116,111	4,503,769
*	FDC Ltd.	169,618	849,915
	Federal Bank Ltd.	4,686,932	8,307,351
*	Federal-Mogul Goetze India Ltd.	26,987	120,534
	FIEM Industries Ltd.	9,641	278,519
	Fine Organic Industries Ltd.	14,215	807,016
*	Fino Payments Bank Ltd.	13,562	53,759
	Finolex Cables Ltd.	247,461	3,251,145
	Finolex Industries Ltd.	914,854	2,447,301
	Firstsource Solutions Ltd.	1,067,513	2,626,735
	Force Motors Ltd.	12,314	591,404
	Fortis Healthcare Ltd.	1,577,328	8,205,884
	Gabriel India Ltd.	222,859	1,032,196
	Galaxy Surfactants Ltd.	22,618	760,160
	Ganesh Housing Corp. Ltd.	26,347	233,206
	Garden Reach Shipbuilders & Engineers Ltd.	76,119	851,338
	Garware Technical Fibres Ltd.	35,384	1,481,673
	Gateway Distriparks Ltd.	989,201	1,333,091
*	GE T&D India Ltd.	55,681	456,530
	Genus Power Infrastructures Ltd.	219,641	700,493
	GHCL Ltd.	188,128	1,321,354
*	GHCL Textiles Ltd.	185,148	179,053
	GIC Housing Finance Ltd.	94,840	292,715
	Gillette India Ltd.	18,742	1,483,230
	GlaxoSmithKline Pharmaceuticals Ltd.	78,084	2,111,172
	Glenmark Pharmaceuticals Ltd.	462,437	5,045,621
*	Global Health Ltd.	42,383	586,457
	GMM Pfaudler Ltd.	64,920	1,211,512
*	GMR Airports Infrastructure Ltd.	5,656,554	5,301,979
*	Go Fashion India Ltd.	835	11,129
	Godawari Power & Ispat Ltd.	111,203	1,021,963
	Godfrey Phillips India Ltd.	45,867	1,368,326
Ω	Godrej Agrovet Ltd.	48,105	322,204
*	Godrej Industries Ltd.	181,968	1,972,597
*	Godrej Properties Ltd.	4,185	119,183
	Gokaldas Exports Ltd.	5,365	59,877
	Goodyear India Ltd.	11,757	197,014
	Granules India Ltd.	409,109	2,038,564
	Graphite India Ltd.	219,350	1,432,160
	Grauer & Weil India Ltd.	142,704	268,114
	Gravita India Ltd.	46,021	514,322
	Great Eastern Shipping Co. Ltd.	315,488	3,753,184

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Greaves Cotton Ltd.	294,290	$580,803
	Greenlam Industries Ltd.	44,163	287,071
	Greenpanel Industries Ltd.	123,685	590,330
	Greenply Industries Ltd.	97,847	289,464
	Grindwell Norton Ltd.	115,976	3,331,347
*	GTL Infrastructure Ltd.	1,579,295	35,171
	Gujarat Alkalies & Chemicals Ltd.	97,139	927,718
	Gujarat Ambuja Exports Ltd.	243,558	1,138,558
	Gujarat Fluorochemicals Ltd.	82,041	3,621,722
	Gujarat Gas Ltd.	202,459	1,412,535
	Gujarat Industries Power Co. Ltd.	176,262	475,992
	Gujarat Mineral Development Corp. Ltd.	235,508	1,295,549
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	2,076,428
	Gujarat Pipavav Port Ltd.	932,031	1,984,393
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	2,408,797
	Gujarat State Petronet Ltd.	856,449	3,783,902
	Gulf Oil Lubricants India Ltd.	44,273	425,704
	Happiest Minds Technologies Ltd.	108,055	1,141,417
*	Hathway Cable & Datacom Ltd.	1,222,690	352,674
	Hatsun Agro Product Ltd.	130,161	1,786,140
	HBL Power Systems Ltd.	305,656	1,986,220
*	HealthCare Global Enterprises Ltd.	71,139	318,980
	HEG Ltd.	39,034	829,400
	HeidelbergCement India Ltd.	200,096	558,497
	Heritage Foods Ltd.	117,371	454,449
	Hester Biosciences Ltd.	9,221	169,071
	HFCL Ltd.	2,094,768	2,596,127
	HG Infra Engineering Ltd.	48,180	541,913
	Hikal Ltd.	161,318	583,309
	HIL Ltd.	14,909	534,877
	Himadri Speciality Chemical Ltd.	640,903	2,870,948
*	Himatsingka Seide Ltd.	28,673	57,655
	Hinduja Global Solutions Ltd.	30,211	356,646
*	Hindustan Construction Co. Ltd.	3,109,623	1,706,377
	Hindustan Copper Ltd.	654,730	2,285,590
*	Hindustan Oil Exploration Co. Ltd.	190,919	429,666
	Hindware Home Innovation Ltd.	35,494	206,969
	Hitachi Energy India Ltd.	15,260	1,092,875
	Hle Glascoat Ltd.	21,533	139,803
	Honda India Power Products Ltd.	12,211	359,253
	Huhtamaki India Ltd.	81,734	317,837
	I G Petrochemicals Ltd.	7,939	47,781
Ω	ICICI Securities Ltd.	192,071	1,895,032
	ICRA Ltd.	7,410	489,896
	IDFC Ltd.	3,603,867	5,165,519
*	IFB Industries Ltd.	32,347	524,536
	Igarashi Motors India Ltd.	2,487	16,694
	IIFL Finance Ltd.	537,294	4,033,591
	IIFL Securities Ltd.	183,211	374,860
*	India Cements Ltd.	452,484	1,427,558
	India Glycols Ltd.	41,249	451,655
	Indiabulls Housing Finance Ltd.	1,087,574	2,927,301
*	Indiabulls Real Estate Ltd.	1,355,104	1,601,351
Ω	IndiaMart InterMesh Ltd.	4,196	127,614
	Indian Bank	18,799	112,412
Ω	Indian Energy Exchange Ltd.	1,060,324	1,886,275
	Indian Metals & Ferro Alloys Ltd.	2,364	18,739
	Indo Count Industries Ltd.	189,824	633,913
	Indoco Remedies Ltd.	113,141	510,457

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indraprastha Gas Ltd.	536,755	$2,783,583
	Infibeam Avenues Ltd.	3,341,715	1,408,940
	Ingersoll Rand India Ltd.	22,602	887,737
*	Inox Wind Ltd.	256,431	1,463,723
	Insecticides India Ltd.	12,482	95,287
	Intellect Design Arena Ltd.	208,310	2,259,509
	IOL Chemicals & Pharmaceuticals Ltd.	63,494	340,030
	ION Exchange India Ltd.	8,532	52,108
	Ipca Laboratories Ltd.	422,563	5,695,378
	IRB Infrastructure Developers Ltd.	3,838,214	3,047,181
Ω	IRCON International Ltd.	843,731	2,422,042
	ISGEC Heavy Engineering Ltd.	47,152	580,757
	ITD Cementation India Ltd.	240,706	936,571
*	ITI Ltd.	188,064	775,482
	J Kumar Infraprojects Ltd.	94,348	732,748
*	Jagran Prakashan Ltd.	224,979	273,126
	Jai Corp. Ltd.	136,895	615,987
*	Jaiprakash Associates Ltd.	571,233	152,523
*	Jaiprakash Power Ventures Ltd.	9,087,601	2,024,052
	Jammu & Kashmir Bank Ltd.	877,546	1,413,910
	Jamna Auto Industries Ltd.	584,889	834,088
	JB Chemicals & Pharmaceuticals Ltd.	267,854	5,411,823
	JBM Auto Ltd.	73,785	1,701,331
	Jindal Poly Films Ltd.	54,125	406,755
	Jindal Saw Ltd.	546,628	3,428,332
	Jindal Stainless Ltd.	1,049,614	7,270,768
	JK Cement Ltd.	117,295	6,171,882
	JK Lakshmi Cement Ltd.	181,571	2,046,993
	JK Paper Ltd.	225,536	1,181,686
	JK Tyre & Industries Ltd.	318,098	2,020,978
	JM Financial Ltd.	1,282,474	1,730,828
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	421,200
	JTEKT India Ltd.	162,164	315,589
	Jubilant Foodworks Ltd.	980,875	6,121,263
	Jubilant Ingrevia Ltd.	413,662	2,179,743
	Jubilant Pharmova Ltd.	237,531	1,629,954
	Jupiter Wagons Ltd.	11,408	55,671
*	Just Dial Ltd.	49,938	496,663
	Jyothy Labs Ltd.	475,110	2,914,319
	Kajaria Ceramics Ltd.	283,766	4,720,246
	Kalpataru Projects International Ltd.	277,203	2,664,851
	Kalyani Steels Ltd.	73,704	537,711
	Kansai Nerolac Paints Ltd.	174,538	718,872
	Karnataka Bank Ltd.	716,085	2,198,377
	Karur Vysya Bank Ltd.	1,417,220	3,380,667
	Kaveri Seed Co. Ltd.	74,756	650,648
	KCP Ltd.	138,614	327,114
	KEC International Ltd.	358,491	2,834,813
	KEI Industries Ltd.	196,497	7,540,841
	Kennametal India Ltd.	14,680	445,771
*	Kesoram Industries Ltd.	577,676	1,193,211
	Kewal Kiran Clothing Ltd.	24,568	227,503
	Kirloskar Brothers Ltd.	62,533	682,622
	Kirloskar Ferrous Industries Ltd.	100,528	771,769
	Kirloskar Industries Ltd.	264	13,211
	Kirloskar Oil Engines Ltd.	224,138	1,900,059
	Klass Pack Ltd.	18,596	24,347
	KNR Constructions Ltd.	395,031	1,310,571
	Kolte-Patil Developers Ltd.	59,333	365,317

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KPIT Technologies Ltd.	574,663	$10,720,138
	KPR Mill Ltd.	401,056	3,814,357
	KRBL Ltd.	147,046	636,064
* Ω	Krishna Institute of Medical Sciences Ltd.	48,564	1,260,167
	Krsnaa Diagnostics Ltd.	12,943	108,752
	KSB Ltd.	46,631	2,046,990
	L&T Finance Holdings Ltd.	1,397,071	2,913,029
	LA Opala RG Ltd.	117,842	518,998
	Lakshmi Machine Works Ltd.	12,051	1,984,589
Ω	Laurus Labs Ltd.	938,945	4,304,352
* Ω	Lemon Tree Hotels Ltd.	305,339	514,744
	LG Balakrishnan & Bros Ltd.	51,169	794,285
	LIC Housing Finance Ltd.	911,792	6,876,201
	Linde India Ltd.	59,385	3,984,542
	LT Foods Ltd.	489,233	1,160,580
	Lumax Auto Technologies Ltd.	75,328	353,149
	Lumax Industries Ltd.	3,899	115,469
	Lupin Ltd.	100,957	1,822,722
	LUX Industries Ltd.	22,683	341,184
	Mahanagar Gas Ltd.	171,823	3,062,872
	Maharashtra Scooters Ltd.	3,724	336,311
	Maharashtra Seamless Ltd.	190,203	2,417,780
	Mahindra & Mahindra Financial Services Ltd.	1,596,677	5,571,414
*	Mahindra Holidays & Resorts India Ltd.	232,632	1,135,722
	Mahindra Lifespace Developers Ltd.	293,220	1,976,125
Ω	Mahindra Logistics Ltd.	26,923	133,488
	Maithan Alloys Ltd.	14,578	190,935
	Man Industries India Ltd.	5,439	28,666
	Man Infraconstruction Ltd.	287,717	824,359
	Manappuram Finance Ltd.	1,764,454	3,929,533
	Mangalam Cement Ltd.	22,675	180,956
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	1,370,646
	Marksans Pharma Ltd.	647,499	1,216,380
Ω	MAS Financial Services Ltd.	43,147	520,893
	Mastek Ltd.	50,657	1,743,506
	Max Estates Ltd.	61,388	217,591
*	Max Financial Services Ltd.	43,629	464,453
	Mayur Uniquoters Ltd.	55,428	380,771
	Mazagon Dock Shipbuilders Ltd.	10,571	290,946
*	Medplus Health Services Ltd.	1,168	10,146
	Meghmani Organics Ltd.	418,337	440,270
Ω	Metropolis Healthcare Ltd.	81,197	1,599,892
	Minda Corp. Ltd.	188,825	940,614
Ω	Mishra Dhatu Nigam Ltd.	147,449	916,816
	MM Forgings Ltd.	16,541	183,320
	MOIL Ltd.	185,346	775,174
	Monte Carlo Fashions Ltd.	21,677	180,863
*	Morepen Laboratories Ltd.	1,033,156	658,956
	Motherson Sumi Wiring India Ltd.	3,353,449	2,638,120
	Motilal Oswal Financial Services Ltd.	124,800	2,692,122
	MPS Ltd.	887	15,671
	Mrs Bectors Food Specialities Ltd.	55,635	795,977
	MSTC Ltd.	94,763	1,211,402
	Multi Commodity Exchange of India Ltd.	4,143	169,641
	Narayana Hrudayalaya Ltd.	212,281	3,362,663
	Natco Pharma Ltd.	297,927	3,101,249
	National Aluminium Co. Ltd.	2,548,305	4,604,845
	National Fertilizers Ltd.	169,354	257,610
	Nava Ltd.	174,210	999,743

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Navin Fluorine International Ltd.	89,188	$3,655,203
	Navneet Education Ltd.	310,004	574,882
	NBCC India Ltd.	710,314	1,114,126
	NCC Ltd.	1,200,069	3,108,311
	NCL Industries Ltd.	16,947	50,157
	NELCO Ltd.	31,661	302,499
	Neogen Chemicals Ltd.	8,605	151,188
	NESCO Ltd.	76,896	801,614
	Neuland Laboratories Ltd.	18,322	1,424,309
	Newgen Software Technologies Ltd.	133,232	1,347,883
	NIIT Learning Systems Ltd.	286,922	1,608,727
	NIIT Ltd.	285,432	429,042
	Nilkamal Ltd.	20,926	547,357
Ω	Nippon Life India Asset Management Ltd.	305,811	1,929,830
	NLC India Ltd.	676,311	2,118,499
	NOCIL Ltd.	318,165	1,031,363
	Novartis India Ltd.	790	9,396
	NRB Bearings Ltd.	156,167	646,201
	Nucleus Software Exports Ltd.	28,161	536,318
	Nuvama Wealth Management Ltd.	18,502	793,309
	Oberoi Realty Ltd.	65,000	1,038,792
	Oil India Ltd.	850,990	4,380,346
	Oracle Financial Services Software Ltd.	49,746	3,905,021
	Orient Cement Ltd.	376,080	1,282,740
	Orient Electric Ltd.	335,916	846,196
	Orient Paper & Industries Ltd.	330,250	227,730
	Oriental Carbon & Chemicals Ltd.	13,532	142,464
	Oriental Hotels Ltd.	130,729	196,505
*	Orissa Minerals Development Co. Ltd.	3,793	339,567
	Paisalo Digital Ltd.	578,670	927,805
	Panama Petrochem Ltd.	50,945	222,263
* Ω	Parag Milk Foods Ltd.	149,906	368,697
*	Patel Engineering Ltd.	758,714	641,346
*	PC Jeweller Ltd.	398,654	265,539
	PCBL Ltd.	547,454	2,103,870
	Persistent Systems Ltd.	91,754	9,183,363
	Petronet LNG Ltd.	1,160,881	3,759,095
	Pfizer Ltd.	35,000	1,812,171
	Phoenix Mills Ltd.	318,175	9,263,199
	Piramal Enterprises Ltd.	335,386	3,693,895
*	Piramal Pharma Ltd.	1,363,426	2,365,213
* Ω	PNB Housing Finance Ltd.	354,917	3,341,945
	PNC Infratech Ltd.	305,822	1,680,645
	Poly Medicure Ltd.	73,608	1,286,956
	Polyplex Corp. Ltd.	53,588	654,613
	Poonawalla Fincorp Ltd.	482,369	2,777,976
	Power Finance Corp. Ltd.	48,635	260,219
	Power Mech Projects Ltd.	15,672	1,008,703
	Praj Industries Ltd.	390,064	2,341,249
*	Prakash Industries Ltd.	291,132	728,686
Ω	Prataap Snacks Ltd.	8,396	129,991
	Precision Camshafts Ltd.	9,096	25,682
	Prestige Estates Projects Ltd.	430,830	6,523,489
*	Pricol Ltd.	140,462	646,172
*	Prince Pipes & Fittings Ltd.	112,911	967,782
*	Prism Johnson Ltd.	417,838	916,146
*	Privi Speciality Chemicals Ltd.	4,920	72,235
	Procter & Gamble Health Ltd.	28,843	1,775,012
	PSP Projects Ltd.	29,571	266,475

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PTC India Financial Services Ltd.	487,922	$365,699
	PTC India Ltd.	682,213	1,975,151
*	PVR Inox Ltd.	186,537	3,275,754
* Ω	Quess Corp. Ltd.	136,431	830,140
	Radico Khaitan Ltd.	53,339	1,065,546
	Rain Industries Ltd.	560,564	1,172,493
	Rajesh Exports Ltd.	193,734	852,362
	Rallis India Ltd.	276,838	883,317
	Ramco Cements Ltd.	304,449	3,724,146
	Ramco Industries Ltd.	116,298	344,536
*	Ramco Systems Ltd.	7,706	30,813
	Ramkrishna Forgings Ltd.	194,449	1,788,315
*	Ramky Infrastructure Ltd.	8,084	89,806
	Rane Holdings Ltd.	10,752	159,893
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	1,072,516
	Ratnamani Metals & Tubes Ltd.	90,764	3,868,797
*	RattanIndia Power Ltd.	3,271,793	432,779
	Raymond Ltd.	117,935	2,520,423
Ω	RBL Bank Ltd.	1,414,364	4,432,071
	REC Ltd.	1,511,711	9,077,444
	Redington Ltd.	1,877,512	4,066,027
*	Redtape Ltd.	64,179	504,670
	Relaxo Footwears Ltd.	151,015	1,565,996
	Reliance Industrial Infrastructure Ltd.	30,016	508,437
*	Reliance Infrastructure Ltd.	568,950	1,579,712
*	Reliance Power Ltd.	7,901,815	2,827,302
	Repco Home Finance Ltd.	130,945	640,847
	Rhi Magnesita India Ltd.	97,885	848,311
	Rico Auto Industries Ltd.	241,078	296,875
	RITES Ltd.	148,652	1,330,219
	Rossari Biotech Ltd.	25,892	246,553
	Route Mobile Ltd.	14,411	276,007
*	RPSG Ventures Ltd.	962	8,780
	RSWM Ltd.	66,991	183,295
	Rupa & Co. Ltd.	54,355	181,514
	Safari Industries India Ltd.	39,230	958,082
	Sagar Cements Ltd.	64,282	208,350
	Sandhar Technologies Ltd.	11,788	68,108
*	Sanghi Industries Ltd.	71,106	110,187
	Sanghvi Movers Ltd.	37,615	351,585
	Sanofi India Ltd.	28,063	2,920,221
*	Sapphire Foods India Ltd.	2,731	48,131
	Sarda Energy & Minerals Ltd.	223,926	676,254
	Saregama India Ltd.	53,821	226,012
	Sasken Technologies Ltd.	14,843	260,765
*	Satin Creditcare Network Ltd.	62,972	196,275
	Savita Oil Technologies Ltd.	45,238	226,311
	Schaeffler India Ltd.	30,177	1,135,213
*	Schneider Electric Infrastructure Ltd.	184,071	1,043,643
*	SEPC Ltd.	477,212	153,319
*	Sequent Scientific Ltd.	244,159	404,223
	Seshasayee Paper & Boards Ltd.	74,280	307,450
Ω	SH Kelkar & Co. Ltd.	112,725	227,884
	Shakti Pumps India Ltd.	7,950	141,557
	Shankara Building Products Ltd.	21,255	196,482
	Shanthi Gears Ltd.	29,927	196,675
	Sharda Cropchem Ltd.	84,617	403,501
	Sharda Motor Industries Ltd.	9,585	157,237
*	Sheela Foam Ltd.	11,936	168,594

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Shilpa Medicare Ltd.	113,879	$501,116
	Shipping Corp. of India Ltd.	451,179	1,154,240
††	Shipping Corp. of India Ltd.	469,725	57,355
*	Shoppers Stop Ltd.	123,225	1,123,239
*	Shree Renuka Sugars Ltd.	1,737,947	1,004,643
*	SIS Ltd.	63,689	376,736
	Siyaram Silk Mills Ltd.	26,830	172,018
	SJS Enterprises Ltd.	3,466	24,614
	SKF India Ltd.	78,522	4,465,991
	Skipper Ltd.	19,548	64,072
	Snowman Logistics Ltd.	17,529	15,102
	Sobha Ltd.	113,651	1,983,724
	Solar Industries India Ltd.	77,914	6,066,284
*	Solara Active Pharma Sciences Ltd.	24,205	112,332
	Somany Ceramics Ltd.	21,226	181,046
	Sonata Software Ltd.	536,177	4,955,624
	South Indian Bank Ltd.	4,340,603	1,812,865
	SP Apparels Ltd.	4,719	35,549
*	Spandana Sphoorty Financial Ltd.	49,631	625,112
*	Star Cement Ltd.	226,872	508,967
	Sterlite Technologies Ltd.	539,079	938,757
	Strides Pharma Science Ltd.	193,168	1,631,830
	Stylam Industries Ltd.	10,286	204,288
	Styrenix Performance Materials Ltd.	6,546	120,222
*	Subex Ltd.	1,122,066	508,022
	Subros Ltd.	75,571	604,810
	Sudarshan Chemical Industries Ltd.	106,961	677,543
	Sumitomo Chemical India Ltd.	179,952	895,911
	Sun TV Network Ltd.	275,300	2,182,438
	Sundaram Finance Holdings Ltd.	80,225	183,456
	Sundaram Finance Ltd.	129,031	5,539,785
	Sundaram-Clayton Ltd.	12,106	221,000
	Sundram Fasteners Ltd.	314,991	4,621,885
*	Sunflag Iron & Steel Co. Ltd.	74,248	212,841
	Sunteck Realty Ltd.	151,674	856,538
	Suprajit Engineering Ltd.	227,193	1,065,934
	Supreme Industries Ltd.	159,517	7,994,109
	Supreme Petrochem Ltd.	295,350	2,138,544
	Surya Roshni Ltd.	102,102	960,932
*	Suven Pharmaceuticals Ltd.	653,046	5,270,394
*	Suzlon Energy Ltd.	23,338,088	12,904,753
	Swan Energy Ltd.	76,621	591,518
	Swaraj Engines Ltd.	19,779	534,878
	Symphony Ltd.	20,138	229,117
Ω	Syngene International Ltd.	462,097	4,179,938
	Tamil Nadu Newsprint & Papers Ltd.	86,283	331,488
	Tamilnad Mercantile Bank Ltd.	7,414	45,119
	Tanla Platforms Ltd.	186,655	2,322,435
*	TARC Ltd.	153,004	297,522
	Tasty Bite Eatables Ltd.	101	16,926
	Tata Chemicals Ltd.	446,079	5,538,666
	Tata Consumer Products Ltd.	36,935	497,698
	Tata Metaliks Ltd.	56,536	726,115
	Tata Steel Ltd.	296,542	485,588
	Tata Steel Ltd.	361,512	591,827
	TCI Express Ltd.	55,854	931,080
* Ω	TCNS Clothing Co. Ltd.	4,612	22,619
	TD Power Systems Ltd.	154,837	561,337
*	TeamLease Services Ltd.	8,618	295,391

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	198,034	$1,950,530
	Tega Industries Ltd.	2,413	33,586
* Ω	Tejas Networks Ltd.	161,197	1,526,620
	Texmaco Rail & Engineering Ltd.	584,579	1,558,412
	Thermax Ltd.	14,556	556,382
	Thirumalai Chemicals Ltd.	138,878	405,786
	Thomas Cook India Ltd.	332,718	692,176
Ω	Thyrocare Technologies Ltd.	51,815	380,499
	Tide Water Oil Co. India Ltd.	20,475	401,491
	Tilaknagar Industries Ltd.	216,288	636,668
	Time Technoplast Ltd.	390,193	816,912
	Timken India Ltd.	85,158	3,488,937
	Titagarh Rail System Ltd.	155,169	2,055,010
	Torrent Power Ltd.	491,206	6,164,684
	Tourism Finance Corp. of India Ltd.	138,784	304,381
	Transformers & Rectifiers India Ltd.	9,390	39,460
*	TransIndia Real Estate Ltd.	216,315	145,365
	Transport Corp. of India Ltd.	98,187	1,108,991
	Trident Ltd.	4,096,218	2,343,609
	Triveni Engineering & Industries Ltd.	253,714	1,044,676
*	Triveni Turbine Ltd.	387,061	1,755,394
	TTK Prestige Ltd.	142,645	1,337,517
	Tube Investments of India Ltd.	179,249	8,429,616
	TV Today Network Ltd.	80,104	239,418
*	TV18 Broadcast Ltd.	178,912	135,768
	TVS Holdings Ltd.	12,440	1,201,341
	TVS Srichakra Ltd.	12,076	643,411
	Uflex Ltd.	108,416	606,926
	Ugar Sugar Works Ltd.	140,911	136,484
*	Ugro Capital Ltd.	83,237	283,870
	Ujjivan Financial Services Ltd.	248,978	1,710,674
Ω	Ujjivan Small Finance Bank Ltd.	1,931,764	1,291,357
*	Unichem Laboratories Ltd.	96,528	547,651
	UNO Minda Ltd.	428,301	3,552,809
	Usha Martin Ltd.	434,267	1,958,078
	UTI Asset Management Co. Ltd.	89,311	1,001,648
*	VA Tech Wabag Ltd.	109,564	888,889
	Vaibhav Global Ltd.	225,817	1,354,377
	Vakrangee Ltd.	229,078	83,330
	Vardhman Textiles Ltd.	450,962	2,328,715
* Ω	Varroc Engineering Ltd.	107,533	720,614
	Vedant Fashions Ltd.	16,722	202,494
	Venky's India Ltd.	17,968	426,303
	Vesuvius India Ltd.	18,323	781,341
	V-Guard Industries Ltd.	563,511	1,988,861
	Vimta Labs Ltd.	17,648	97,135
	Vinati Organics Ltd.	91,094	1,899,205
	Vindhya Telelinks Ltd.	17,120	506,416
	VIP Industries Ltd.	135,699	873,870
	VL E-Governance & IT Solutions Ltd.	136,960	118,255
*	V-Mart Retail Ltd.	9,072	238,374
*	Vodafone Idea Ltd.	1,040,769	178,762
	Voltamp Transformers Ltd.	12,992	1,263,399
	Voltas Ltd.	404,581	5,303,660
	VRL Logistics Ltd.	106,773	955,677
	VST Industries Ltd.	18,750	834,295
	VST Tillers Tractors Ltd.	13,446	539,626
	Welspun Corp. Ltd.	393,665	2,787,087
	Welspun Enterprises Ltd.	232,271	994,250

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Living Ltd.	1,138,045	$2,251,796
	West Coast Paper Mills Ltd.	100,504	944,874
	Westlife Foodworld Ltd.	159,939	1,615,664
	Whirlpool of India Ltd.	38,693	627,205
*	Wockhardt Ltd.	165,786	910,835
	Wonderla Holidays Ltd.	34,714	368,742
*	Zee Entertainment Enterprises Ltd.	2,602,393	5,451,794
	Zensar Technologies Ltd.	350,115	2,430,410
	ZF Commercial Vehicle Control Systems India Ltd.	762	146,884
	Zydus Wellnes Ltd.	29,306	569,543
TOTAL INDIA			981,684,731
INDONESIA — (1.8%)
	ABM Investama Tbk. PT	306,700	66,223
	Ace Hardware Indonesia Tbk. PT	19,988,600	1,076,094
*	Adhi Karya Persero Tbk. PT	4,707,488	84,038
*	Adi Sarana Armada Tbk. PT	3,734,500	171,708
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	9,309
	AKR Corporindo Tbk. PT	23,387,300	2,399,890
*	Alam Sutera Realty Tbk. PT	23,426,900	240,694
*	Allo Bank Indonesia Tbk. PT	111,700	8,502
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	11,473,000	497,982
	Astra Agro Lestari Tbk. PT	1,151,800	503,908
	Astra Otoparts Tbk. PT	2,355,600	334,065
*	Asuransi Maximus Graha Persada Tbk. PT	3,543,600	11,208
	Avia Avian Tbk. PT	3,112,200	114,375
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Amar Indonesia Tbk. PT	9,530,328	168,973
	Bank BTPN Syariah Tbk. PT	5,420,300	545,631
*	Bank Bukopin Tbk. PT	70,318,282	342,833
*	Bank Ganesha Tbk. PT	473,300	2,316
*	Bank Ina Perdana PT	4,559,900	1,219,923
*	Bank Jago Tbk. PT	3,448,100	698,765
*	Bank Mayapada International Tbk. PT	3,046,796	35,166
	Bank Maybank Indonesia Tbk. PT	16,074,000	246,352
*	Bank MNC Internasional Tbk. PT	34,524,800	127,158
*	Bank Nationalnobu Tbk. PT	1,307,304	72,923
*	Bank Neo Commerce Tbk. PT	10,927,600	226,151
	Bank OCBC Nisp Tbk. PT	6,711,200	529,420
*	Bank Pan Indonesia Tbk. PT	12,406,800	863,818
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	9,034,212	666,465
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	12,456,900	512,841
	Bank Tabungan Negara Persero Tbk. PT	13,034,325	1,077,137
	BFI Finance Indonesia Tbk. PT	19,975,500	1,537,562
*	Bhakti Multi Artha Tbk. PT	1,452,200	36,130
*	Bintang Oto Global Tbk. PT	7,099,600	490,575
	BISI International Tbk. PT	7,875,600	763,289
	Blue Bird Tbk. PT	1,347,300	145,246
*	Buana Lintas Lautan Tbk. PT	21,081,200	213,856
*	Bukalapak.com Tbk. PT	122,575,000	1,487,992
	Bukit Asam Tbk. PT	8,828,300	1,461,035
*	Bumi Resources Minerals Tbk. PT	132,803,800	1,304,265
*	Bumi Serpong Damai Tbk. PT	14,138,300	927,550
*	Bumi Teknokultura Unggul Tbk. PT	65,924,600	8,355
*	Capital Financial Indonesia Tbk. PT	24,310,500	1,141,894
	Catur Sentosa Adiprana Tbk. PT	2,986,100	114,132
*	Cemindo Gemilang PT	4,965,800	352,449
Ω	Cikarang Listrindo Tbk. PT	4,462,100	199,488

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	28,002,520	$2,222,518
	Cisarua Mountain Dairy Tbk. PT	260,300	69,211
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,322,617
*	City Retail Developments Tbk. PT	12,056,400	107,078
	Delta Dunia Makmur Tbk. PT	13,195,400	317,326
	Dharma Satya Nusantara Tbk. PT	5,886,600	189,983
	Elang Mahkota Teknologi Tbk. PT	10,621,500	311,751
	Elnusa Tbk. PT	9,201,700	233,979
	Erajaya Swasembada Tbk. PT	23,884,400	619,520
*	Gajah Tunggal Tbk. PT	3,960,900	272,430
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	414,946
*	Harum Energy Tbk. PT	6,043,000	449,062
	Hexindo Adiperkasa Tbk. PT	554,100	201,832
	Impack Pratama Industri Tbk. PT	22,142,700	550,041
	Indika Energy Tbk. PT	5,449,000	475,985
	Indo Tambangraya Megah Tbk. PT	844,800	1,447,429
	Indocement Tunggal Prakarsa Tbk. PT	1,856,100	1,059,854
	Indomobil Sukses Internasional Tbk. PT	874,000	76,980
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	691,154
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	42,023
	Japfa Comfeed Indonesia Tbk. PT	12,865,700	864,431
	Jasa Marga Persero Tbk. PT	5,220,000	1,652,401
	Jaya Real Property Tbk. PT	10,463,000	457,486
*	Kapuas Prima Coal Tbk. PT	22,780,900	72,183
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	567,568
*	Krakatau Steel Persero Tbk. PT	2,481,802	22,192
*	Lippo Karawaci Tbk. PT	85,691,240	434,283
*	M Cash Integrasi PT	360,200	87,563
	Map Aktif Adiperkasa PT	17,228,500	1,058,164
	Matahari Department Store Tbk. PT	2,308,700	308,646
*	MD Pictures Tbk. PT	5,026,900	1,914,826
	Medco Energi Internasional Tbk. PT	17,296,407	1,333,751
	Media Nusantara Citra Tbk. PT	15,744,100	356,744
	Medikaloka Hermina Tbk. PT	14,422,500	1,192,157
*	Mega Manunggal Property Tbk. PT	4,769,600	95,523
*	Metro Healthcare Indonesia Tbk. PT	45,699,000	474,845
	Metrodata Electronics Tbk. PT	15,657,100	515,459
	Metropolitan Kentjana Tbk. PT	100,200	176,228
	Mitra Adiperkasa Tbk. PT	25,360,200	3,141,077
	Mitra Keluarga Karyasehat Tbk. PT	3,628,000	618,863
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	248,599
*	MNC Land Tbk. PT	29,086,600	114,121
	Mulia Industrindo Tbk. PT	3,194,000	84,981
*	NFC Indonesia Tbk. PT	20,600	4,510
	Nippon Indosari Corpindo Tbk. PT	12,487,589	903,173
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,404,700	1,348,232
*	Pacific Strategic Financial Tbk. PT	20,536,900	1,606,609
	Pakuwon Jati Tbk. PT	36,631,600	974,825
*	Panin Financial Tbk. PT	49,629,800	811,433
*	Paninvest Tbk. PT	4,828,600	260,135
	Perusahaan Gas Negara Tbk. PT	25,347,200	1,868,638
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	7,754,300	414,847
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	6,222
*	PP Persero Tbk. PT	6,944,514	181,196
	Prodia Widyahusada Tbk. PT	323,000	103,512
	Puradelta Lestari Tbk. PT	21,336,100	217,476
*	Quantum Clovera Investama Tbk. PT	4,934,400	313
	Ramayana Lestari Sentosa Tbk. PT	4,467,400	138,046

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
* ††	Rimo International Lestari Tbk. PT	211,251,900	$0
	Rukun Raharja Tbk. PT	650,300	55,162
	Salim Ivomas Pratama Tbk. PT	7,152,900	165,927
	Samator Indo Gas Tbk. PT	17,200	1,674
	Samindo Resources Tbk. PT	106,600	12,321
	Sampoerna Agro Tbk. PT	1,404,800	178,176
	Samudera Indonesia Tbk. PT	15,654,000	341,155
*	Sarana Meditama Metropolitan Tbk. PT	3,942,100	76,924
	Sariguna Primatirta Tbk. PT	5,940,900	251,914
	Sawit Sumbermas Sarana Tbk. PT	7,841,400	591,088
* ††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,670,744
	Semen Baturaja Tbk. PT	5,563,200	83,883
	Siloam International Hospitals Tbk. PT	11,203,800	1,575,090
	Sinar Mas Agro Resources & Technology Tbk. PT	898,460	216,392
* ††	Sri Rejeki Isman Tbk. PT	35,353,931	61,332
	Steel Pipe Industry of Indonesia PT	2,261,200	41,275
	Summarecon Agung Tbk. PT	24,935,346	885,017
	Surya Citra Media Tbk. PT	44,795,400	436,352
	Surya Esa Perkasa Tbk. PT	16,963,900	529,086
*	Surya Semesta Internusa Tbk. PT	11,047,300	286,373
* ††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	13,193,400	138,164
	Tempo Scan Pacific Tbk. PT	1,557,400	204,217
	Timah Tbk. PT	8,208,514	298,963
* ††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,618,800	754,048
	Trias Sentosa Tbk. PT	32,818,400	982,555
*	Trimegah Sekuritas Indonesia Tbk. PT	2,930,400	51,946
	Triputra Agro Persada PT	10,894,600	386,508
	Tunas Baru Lampung Tbk. PT	8,568,728	360,265
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	15,164,100	1,632,781
	Unggul Indah Cahaya Tbk. PT	48,239	24,245
* ††	Waskita Beton Precast Tbk. PT	28,238,300	89,402
* ††	Waskita Karya Persero Tbk. PT	30,184,766	145,377
*	Wijaya Karya Persero Tbk. PT	7,808,907	118,767
*	Wintermar Offshore Marine Tbk. PT	685,400	16,358
	XL Axiata Tbk. PT	10,671,679	1,567,497
TOTAL INDONESIA			72,975,641
KUWAIT — (0.5%)
	A'ayan Leasing & Investment Co. KSCP	1,285,012	793,991
	Al Ahli Bank of Kuwait KSCP	870,188	713,130
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	298,880	197,309
	Al-Eid Food KSC	299,976	191,204
	Ali Alghanim Sons Automotive Co. KSCC	59,005	224,891
*	Alimtiaz Investment Group KSC	973,068	176,576
*	Arabi Group Holding KSC	335,257	633,445
	Arzan Financial Group for Financing & Investment KPSC	1,425,117	1,047,403
*	Asiya Capital Investments Co. KSCP	1,649,688	254,830
	Boubyan Petrochemicals Co. KSCP	478,202	925,301
	Boursa Kuwait Securities Co. KPSC	222,353	1,467,891
	Combined Group Contracting Co. SAK	202,267	286,792
	Commercial Facilities Co. SAKP	28,413	15,523
	Commercial Real Estate Co. KSC	2,566,147	884,591
	Gulf Cables & Electrical Industries Group Co. KSCP	124,556	583,287
	Heavy Engineering & Ship Building Co. KSCP, Class B	129,008	355,768
	Humansoft Holding Co. KSC	208,594	2,328,791
	Integrated Holding Co. KCSC	313,285	545,065

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Jazeera Airways Co. KSCP	175,514	$650,115
	Kuwait Cement Co. KSC	57,536	26,008
	Kuwait Financial Centre SAK	23,180	9,574
	Kuwait Insurance Co. SAK	18,311	29,476
	Kuwait International Bank KSCP	1,734,790	913,938
	Kuwait Real Estate Co. KSC	1,991,219	1,554,122
	Mezzan Holding Co. KSCC	239,144	478,288
	National Industries Group Holding SAK	2,460,177	1,912,138
	National Investments Co. KSCP	1,174,269	1,034,884
	Salhia Real Estate Co. KSCP	703,529	1,004,388
	Securities House KSC	233,476	42,899
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	542,926	300,154
	Warba Bank KSCP	1,842,666	1,132,566
TOTAL KUWAIT			20,714,338
MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	874,898
#	Aeon Co. M Bhd.	1,014,100	241,804
	AEON Credit Service M Bhd.	624,000	777,736
#	AFFIN Bank Bhd.	1,533,343	852,077
	Ajinomoto Malaysia Bhd.	52,700	182,532
	Alliance Bank Malaysia Bhd.	2,237,400	1,621,766
	Allianz Malaysia Bhd.	134,100	542,264
	AME Elite Consortium Bhd.	83,800	31,753
	Ancom Nylex Bhd.	1,238,000	284,970
# *	Ann Joo Resources Bhd.	353,150	77,463
#	Astro Malaysia Holdings Bhd.	2,239,200	170,134
#	Bank Islam Malaysia Bhd.	1,177,300	556,821
*	Berjaya Corp. Bhd.	6,976,207	455,931
#	Berjaya Food Bhd.	1,438,846	163,956
# *	Berjaya Land Bhd.	2,413,200	208,789
# *	Bermaz Auto Bhd.	1,342,000	692,285
#	British American Tobacco Malaysia Bhd.	284,900	546,607
*	Bumi Armada Bhd.	6,513,300	767,757
	Bursa Malaysia Bhd.	1,551,500	2,458,651
#	Cahya Mata Sarawak Bhd.	1,514,600	335,297
#	Carlsberg Brewery Malaysia Bhd., Class B	368,100	1,498,467
	CB Industrial Product Holding Bhd.	599,440	165,947
	CTOS Digital Bhd.	1,166,400	346,979
# *	D&O Green Technologies Bhd.	1,180,300	846,565
# *	Dagang NeXchange Bhd.	1,927,400	137,641
	Datasonic Group Bhd.	987,200	91,578
	Dayang Enterprise Holdings Bhd.	1,351,175	582,906
#	DRB-Hicom Bhd.	2,403,300	682,623
	Dufu Technology Corp. Bhd.	420,600	161,243
#	Duopharma Biotech Bhd.	1,073,438	285,801
	Dutch Lady Milk Industries Bhd.	79,100	398,578
	Eco World Development Group Bhd.	2,221,100	618,291
*	Ekovest Bhd.	4,481,750	523,023
	FAR East Holdings Bhd.	258,300	199,620
	Farm Fresh Bhd.	404,400	122,397
#	Formosa Prosonic Industries Bhd.	187,500	116,349
	Frontken Corp. Bhd.	2,418,050	1,762,242
	Gas Malaysia Bhd.	531,500	367,150
*	Genetec Technology Bhd.	97,600	39,071
	Genting Plantations Bhd.	234,900	316,521
#	Globetronics Technology Bhd.	1,231,872	387,034
* ††	Golden Plus Holding Bhd.	216,000	0
#	Guan Chong Bhd.	798,800	279,974

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hap Seng Plantations Holdings Bhd.	227,100	$87,797
# *	Hengyuan Refining Co. Bhd.	301,200	196,501
#	Hextar Global Bhd.	528,600	105,309
	Hiap Teck Venture Bhd.	3,053,200	244,077
#	Hibiscus Petroleum Bhd.	1,362,519	761,578
	Hong Leong Industries Bhd.	350,400	684,850
	HSS Engineers Bhd.	60,900	13,791
	Hume Cement Industries Bhd.	25,600	15,268
	IGB Bhd.	999,381	500,194
	IJM Corp. Bhd.	1,310,400	618,740
*	Iskandar Waterfront City Bhd.	1,196,100	210,071
# *	JAKS Resources Bhd.	4,337,380	169,639
	Jaya Tiasa Holdings Bhd.	1,010,527	243,230
	Keck Seng Malaysia Bhd.	289,650	347,101
	Kelington Group Bhd.	336,800	156,129
#	Kenanga Investment Bank Bhd.	298,700	67,991
	Kerjaya Prospek Group Bhd.	609,690	221,744
#	Kim Loong Resources Bhd.	838,580	360,797
	Kossan Rubber Industries Bhd.	2,868,400	1,241,892
	KPJ Healthcare Bhd.	3,468,900	1,180,297
#	Kretam Holdings Bhd.	1,548,200	197,045
# *	KSL Holdings Bhd.	790,818	254,987
	Kumpulan Fima Bhd.	35,250	13,863
	LBS Bina Group Bhd.	2,657,916	355,615
#	Leong Hup International Bhd.	717,700	84,145
	Lii Hen Industries Bhd.	293,600	58,968
# * Ω	Lotte Chemical Titan Holding Bhd.	1,105,697	280,335
	LPI Capital Bhd.	382,424	1,001,602
	Magni-Tech Industries Bhd.	612,433	245,995
#	Magnum Bhd.	1,830,463	425,806
#	Mah Sing Group Bhd.	3,024,787	599,176
#	Malakoff Corp. Bhd.	4,685,100	652,437
	Malayan Flour Mills Bhd.	1,660,575	224,355
#	Malaysia Building Society Bhd.	2,596,290	402,257
#	Malaysia Smelting Corp. Bhd.	261,700	112,926
	Malaysian Pacific Industries Bhd.	69,200	394,218
#	Malaysian Resources Corp. Bhd.	4,391,266	601,275
	Matrix Concepts Holdings Bhd.	2,487,337	924,876
#	MBM Resources Bhd.	418,496	385,764
	Mega First Corp. Bhd.	1,538,100	1,271,118
	Mi Technovation Bhd.	274,100	115,023
#	MKH Bhd.	1,187,134	370,910
	MNRB Holdings Bhd.	667,088	191,754
#	MPHB Capital Bhd.	790,700	174,705
	Muda Holdings Bhd.	139,600	41,900
*	Muhibbah Engineering M Bhd.	1,359,125	229,390
	My EG Services Bhd.	9,069,512	1,492,403
*	Nylex Malaysia Bhd.	4,205	176
	Oriental Holdings Bhd.	656,000	886,758
#	OSK Holdings Bhd.	4,054,255	1,304,256
#	Padini Holdings Bhd.	1,331,800	999,474
	Panasonic Manufacturing Malaysia Bhd.	25,084	95,070
	Pantech Group Holdings Bhd.	1,007,619	207,508
	Paramount Corp. Bhd.	759,955	159,117
	Pentamaster Corp. Bhd.	488,000	415,530
	Perak Transit Bhd.	632,500	157,662
#	Petron Malaysia Refining & Marketing Bhd.	165,500	159,978
#	PIE Industrial Bhd.	66,900	45,251
	Power Root Bhd.	21,700	7,661

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Ranhill Utilities Bhd.	1,582,238	$377,231
*	Rapid Synergy Bhd.	3,800	1,005
	RCE Capital Bhd.	435,200	292,231
#	Sam Engineering & Equipment M Bhd.	330,200	246,853
*	Sapura Energy Bhd.	13,232,800	126,282
#	Sarawak Oil Palms Bhd.	830,255	483,981
	Scientex Bhd.	1,441,472	1,219,521
	SFP Tech Holdings Bhd.	135,200	25,164
# *	Shangri-La Hotels Malaysia Bhd.	117,700	49,425
#	Sime Darby Property Bhd.	6,050,300	982,623
#	SKP Resources Bhd.	2,377,824	339,357
	SP Setia Bhd. Group	4,475,500	848,698
#	Sports Toto Bhd.	1,898,576	597,622
	Sunway Construction Group Bhd.	372,436	177,183
	Suria Capital Holdings Bhd.	269,560	118,452
	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	586,279
#	Ta Ann Holdings Bhd.	494,189	385,798
	Taliworks Corp. Bhd.	476,616	86,514
#	Thong Guan Industries Bhd.	506,100	204,218
	TMC Life Sciences Bhd.	306,800	46,723
*	Tropicana Corp. Bhd.	1,784,890	474,982
#	TSH Resources Bhd.	1,381,600	297,696
#	Uchi Technologies Bhd.	887,200	727,535
#	UEM Edgenta Bhd.	538,000	114,861
#	UEM Sunrise Bhd.	3,165,600	685,781
	Unisem M Bhd.	812,600	550,020
	United Malacca Bhd.	398,850	419,652
	UOA Development Bhd.	4,675,100	1,787,658
*	UWC Bhd.	265,300	177,168
# *	Velesto Energy Bhd.	8,441,608	462,138
	VS Industry Bhd.	6,082,400	925,438
*	Wasco Bhd.	70,500	18,614
#	WCT Holdings Bhd.	2,001,993	229,722
#	Wellcall Holdings Bhd.	883,400	322,522
*	YNH Property Bhd.	2,646,016	369,415
TOTAL MALAYSIA			59,500,138
MEXICO — (3.2%)
	Alfa SAB de CV, Class A	600,749	469,807
#	Alpek SAB de CV	823,929	551,951
# *	Alsea SAB de CV	1,200,172	4,708,922
*	Axtel SAB de CV	6,155,647	238,908
Ω	Banco del Bajio SA	2,398,641	9,154,735
	Bolsa Mexicana de Valores SAB de CV	1,126,677	2,289,816
	Consorcio ARA SAB de CV	4,681,666	1,028,190
*	Controladora AXTEL SAB de CV	858,225	9,673
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,885,309	1,501,763
#	Corp. Actinver SAB de CV	179,820	156,715
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	6,122,742
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	960,372	1,389,098
	Corp. Moctezuma SAB de CV	838,557	3,654,055
	Corporativo Fragua SAB de CV	3	94
*	Corpovael SA de CV	73,341	15,127
	Cydsa SAB de CV	10,875	11,721
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,852
	GCC SAB de CV	538,452	6,252,507
	Genomma Lab Internacional SAB de CV, Class B	1,616,293	1,323,160
	Gentera SAB de CV	2,901,196	3,939,282

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	$5,300,126
	Grupo Comercial Chedraui SA de CV	1,687,663	11,416,472
#	Grupo Herdez SAB de CV	1,417,024	3,722,966
	Grupo Hotelero Santa Fe SAB de CV	618,935	132,874
	Grupo Industrial Saltillo SAB de CV	1,049,453	1,563,372
*	Grupo Pochteca SAB de CV	335,726	143,271
*	Grupo Posadas SAB de CV	91,049	136,482
	Grupo Rotoplas SAB de CV	801,868	1,293,313
*	Grupo Simec SAB de CV, Class B	945,472	9,940,599
	Grupo Televisa SAB	245,514	147,638
* Ω	Grupo Traxion SAB de CV	356,102	651,935
*	Hoteles City Express SAB de CV	932,557	296,377
*	Industrias CH SAB de CV, Class B	1,683,487	18,672,264
*	KUO SAB De CV, Class B	713,687	1,824,491
#	La Comer SAB de CV	2,959,826	6,919,989
	Megacable Holdings SAB de CV	1,912,564	4,889,336
*	Minera Frisco SAB de CV, Class A1	5,327,018	987,316
* Ω	Nemak SAB de CV	2,997,040	733,088
	Operadora De Sites Mexicanos SAB de CV, Class A	304,787	331,146
	Orbia Advance Corp. SAB de CV	678,444	1,350,463
*	Organizacion Cultiba SAB de CV	1,101,402	753,508
	Organizacion Soriana SAB de CV, Class B	358,274	726,477
	Promotora y Operadora de Infraestructura SAB de CV	511,096	5,030,338
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	51,744
	Qualitas Controladora SAB de CV	400,941	4,441,881
	Regional SAB de CV	505,137	4,674,971
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
*	Vista Energy SAB de CV, ADR	2,874	94,152
	Vitro SAB de CV, Class A	704,098	568,629
TOTAL MEXICO			129,615,336
PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	3,482,100	549,468
	A Soriano Corp.	2,931,411	625,051
* ††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	6,303,300	1,270,783
	Alsons Consolidated Resources, Inc.	2,666,000	25,679
	Apex Mining Co., Inc.	5,852,000	301,956
*	AyalaLand Logistics Holdings Corp.	2,980,100	90,608
	Belle Corp.	12,306,400	257,899
*	Bloomberry Resorts Corp.	8,335,800	1,657,416
*	Cebu Air, Inc.	151,720	88,141
*	Cebu Holdings, Inc.	3,180,400	366,033
* Ω	CEMEX Holdings Philippines, Inc.	25,799	420
	Century Pacific Food, Inc.	2,699,500	1,578,071
	China Banking Corp.	6,170,314	3,464,932
	COL Financial Group, Inc.	922,000	41,023
*	Converge Information & Communications Technology Solutions, Inc.	3,379,100	556,009
	Cosco Capital, Inc.	5,228,900	467,289
	D&L Industries, Inc.	6,538,700	739,670
*	DITO CME Holdings Corp.	1,354,100	59,088
	DMCI Holdings, Inc.	5,114,700	976,437
	DoubleDragon Corp.	1,080,890	149,752
	East West Banking Corp.	635,100	98,867
	Filinvest Development Corp.	3,169,422	314,024
	Filinvest Land, Inc.	53,722,577	658,297
	First Gen Corp.	235,300	76,160

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	1,527,600	$1,755,296
	Global Ferronickel Holdings, Inc.	3,764,911	135,596
	Global-Estate Resorts, Inc.	755,000	11,007
	GT Capital Holdings, Inc.	143,920	1,702,395
*	Integrated Micro-Electronics, Inc.	1,775,414	78,786
	Keepers Holdings, Inc.	378,000	9,746
	LT Group, Inc.	3,026,800	510,654
	Manila Water Co., Inc.	7,255,700	2,320,579
	Max's Group, Inc.	473,200	27,776
	Megaworld Corp.	11,562,000	401,983
	Nickel Asia Corp.	10,067,100	865,661
	Petron Corp.	6,497,800	389,557
* ††	Philcomsat Holdings Corp.	316,021	448,532
	Philex Mining Corp.	3,618,300	199,642
*	Philippine National Bank	767,726	254,537
* ††	Philippine National Construction Corp.	173,000	2,824
	Philippine Savings Bank	474,907	471,064
*	Philippine Seven Corp.	10,510	14,829
	Philippine Stock Exchange, Inc.	49,642	167,143
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	71,059
	Premium Leisure Corp.	10,373,000	128,888
	Puregold Price Club, Inc.	1,628,490	803,761
	RFM Corp.	7,485,068	386,393
	Rizal Commercial Banking Corp.	2,651,952	1,082,177
	Robinsons Land Corp.	6,011,951	1,707,503
	Robinsons Retail Holdings, Inc.	565,340	354,078
	Security Bank Corp.	682,310	861,091
	Semirara Mining & Power Corp.	675,900	371,699
	Shakey's Pizza Asia Ventures, Inc.	274,900	51,450
*	Shell Pilipinas Corp.	933,790	178,879
	Synergy Grid & Development Phils, Inc.	365,700	49,649
*	Top Frontier Investment Holdings, Inc.	2,580	4,379
	Union Bank of the Philippines	2,179,903	1,730,730
	Vista Land & Lifescapes, Inc.	15,421,200	481,761
	Vistamalls, Inc.	589,600	24,580
	Wilcon Depot, Inc.	2,776,300	1,080,925
TOTAL PHILIPPINES			33,549,682
POLAND — (1.4%)
*	11 bit studios SA	4,772	702,437
	AB SA	2,202	39,898
*	Agora SA	78,455	221,197
*	Alior Bank SA	145,419	2,735,162
*	Amica SA	11,385	220,577
*	AmRest Holdings SE	112,625	740,548
	Apator SA	44,940	170,362
#	Arctic Paper SA	20,701	113,151
	ASBISc Enterprises PLC	71,933	518,627
	Asseco Poland SA	72,048	1,312,450
	Auto Partner SA	31,680	203,104
*	Bank Millennium SA	993,404	2,079,845
*	Bank Ochrony Srodowiska SA	63,177	174,952
	Benefit Systems SA	2,797	1,549,276
#	Boryszew SA	143,028	209,587
#	Budimex SA	41,913	7,170,656
# *	CCC SA	84,621	1,229,671
	Celon Pharma SA	21,330	79,755
# *	CI Games SA	330,588	148,346

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	Cognor Holding SA	256,934	$485,122
	ComArch SA	7,770	407,327
	Develia SA	1,491,512	1,839,646
	Dom Development SA	15,579	634,737
	Echo Investment SA	22,550	23,786
*	Enea SA	559,136	1,329,512
	Eurocash SA	182,660	691,602
*	Fabryki Mebli Forte SA	48,823	280,351
	Globe Trade Centre SA	449,774	618,846
*	Grenevia SA	642,809	486,628
# *	Grupa Azoty SA	107,336	640,471
#	Grupa Kety SA	52,444	8,919,831
	Inter Cars SA	33,276	4,542,395
# *	Jastrzebska Spolka Weglowa SA	94,546	1,018,379
	KRUK SA	62,008	7,020,623
# *	Lubawa SA	30,768	20,916
	Lubelski Wegiel Bogdanka SA	25,724	220,317
	Mirbud SA	77,490	156,985
	Mo-BRUK SA	2,287	178,164
	Neuca SA	2,310	507,923
*	Newag SA	522	2,610
# *	PKP Cargo SA	67,694	236,613
	PlayWay SA	2,668	208,040
# *	Polimex-Mostostal SA	110,872	114,269
	Stalexport Autostrady SA	217,280	163,965
	Synektik SA	3,629	78,015
*	Tauron Polska Energia SA	2,405,636	2,199,034
	TEN Square Games SA	6,492	165,940
	Text SA	26,811	648,541
*	Torpol SA	23,490	157,850
	VRG SA	873,743	738,554
	Warsaw Stock Exchange	44,450	486,208
	Wawel SA	365	67,277
	Wirtualna Polska Holding SA	8,066	238,412
# Ω	XTB SA	81,174	914,511
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	11,324
*	Zespol Elektrowni Patnow Adamow Konin SA	49,242	245,764
TOTAL POLAND			56,320,089
QATAR — (0.8%)
	Aamal Co.	5,648,983	1,341,589
	Al Khaleej Takaful Group QSC	460,590	357,854
	Al Meera Consumer Goods Co. QSC	256,927	910,940
	Alijarah Holding Co. QPSC	550,069	116,040
*	Baladna	1,482,917	455,266
	Barwa Real Estate Co.	4,858,169	3,840,841
	Doha Bank QPSC	5,573,233	2,605,565
	Doha Insurance Co. QSC	178,039	124,679
*	Estithmar Holding QPSC	2,663,854	1,444,322
	Gulf International Services QSC	2,627,664	2,030,735
	Gulf Warehousing Co.	748,164	667,132
*	Lesha Bank LLC	3,250,016	1,136,437
	Mannai Corp. QSC	532,158	572,534
*	Mazaya Real Estate Development QPSC	1,419,629	263,171
	Medicare Group	590,839	784,496
	Qatar Aluminum Manufacturing Co.	6,598,083	2,315,929
*	Qatar Insurance Co. SAQ	3,614,391	2,268,941
	Qatar International Islamic Bank QSC	291,121	833,212
	Qatar Islamic Insurance Group	13,547	33,012

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar National Cement Co. QSC	634,585	$742,477
	Qatar Navigation QSC	1,456,190	4,131,008
*	Salam International Investment Ltd. QSC	2,225,787	394,842
	United Development Co. QSC	4,725,999	1,346,981
	Vodafone Qatar QSC	5,136,998	2,676,197
*	Widam Food Co.	18,680	11,202
	Zad Holding Co.	7,892	29,775
TOTAL QATAR			31,435,177
RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0
SAUDI ARABIA — (4.5%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	481,250	342,373
	Abdullah Al Othaim Markets Co.	1,244,508	4,550,590
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	249,026
	Advanced Petrochemical Co.	83,451	846,414
	Al Babtain Power & Telecommunication Co.	120,559	923,588
*	Al Gassim Investment Holding Co.	45,834	214,259
	Al Hammadi Holding	252,667	4,121,517
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	740,033
	Al Jouf Agricultural Development Co.	46,490	594,352
*	Al Jouf Cement Co.	173,581	545,432
*	Al Khaleej Training & Education Co.	124,167	951,008
	Al Masane Al Kobra Mining Co.	97,954	1,408,905
	Al Moammar Information Systems Co.	53,732	1,898,297
*	Al Rajhi Co. for Co-operative Insurance	28,418	478,339
*	Al Yamamah Steel Industries Co.	76,456	622,952
*	AlAbdullatif Industrial Investment Co.	108,640	456,876
	Alamar Foods	28,647	699,489
	Alandalus Property Co.	194,116	1,197,876
	Alaseel Co.	479,940	562,994
*	Al-Baha Development & Investment Co.	5,708,600	196,387
	Aldrees Petroleum & Transport Services Co.	127,998	5,508,675
*	Al-Etihad Cooperative Insurance Co.	68,752	343,857
*	AlJazira Takaful Ta'awuni Co.	100,837	453,250
*	AlKhorayef Water & Power Technologies Co.	32,838	1,884,401
*	Allianz Saudi Fransi Cooperative Insurance Co.	108,957	540,393
	Almunajem Foods Co.	48,392	1,108,126
*	Alujain Corp.	82,243	905,806
*	Amana Cooperative Insurance Co.	47,955	149,465
	Amlak International Finance Co.	30,138	108,184
*	Anaam International Holding Group Co.	280,914	80,042
*	Arabia Insurance Cooperative Co.	94,706	372,556
	Arabian Cement Co.	180,795	1,497,308
	Arabian Centres Co. Ltd.	354,997	1,921,314
	Arabian Contracting Services Co.	43,611	3,020,340
*	Arabian Pipes Co.	16,683	559,986
*	Arabian Shield Cooperative Insurance Co.	74,244	367,850
	Arriyadh Development Co.	278,969	1,627,599
	Astra Industrial Group	134,321	4,617,715
	Ataa Educational Co.	36,431	726,856
	Baazeem Trading Co.	9,007	167,764

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Bank Al-Jazira	1,375,481	$7,390,244
	Basic Chemical Industries Ltd.	40,220	346,770
*	Batic Investments & Logistic Co.	369,133	198,570
	Bawan Co.	90,760	1,150,470
	BinDawood Holding Co.	510,295	895,509
*	Buruj Cooperative Insurance Co.	48,801	277,388
	Catrion Catering Holding Co.	138,748	4,261,027
*	Chubb Arabia Cooperative Insurance Co.	40,251	392,830
	City Cement Co.	215,742	1,010,920
	Co. for Cooperative Insurance	43,882	1,433,713
	Dallah Healthcare Co.	111,569	4,912,658
*	Dar Al Arkan Real Estate Development Co.	1,733,568	5,991,526
	East Pipes Integrated Co. for Industry	21,387	493,310
	Eastern Province Cement Co.	116,026	1,101,583
	Electrical Industries Co.	1,772,460	1,535,029
*	Emaar Economic City	1,236,818	2,619,348
*	Fawaz Abdulaziz Al Hokair & Co., Class C	140,758	633,377
	Fitaihi Holding Group	420,136	340,502
*	Gulf General Cooperative Insurance Co.	73,019	140,860
	Gulf Insurance Group	65,479	566,760
*	Gulf Union Cooperative Insurance Co.	61,206	245,794
	Hail Cement Co.	156,364	479,106
	Herfy Food Services Co.	68,286	588,171
*	Jazan Development & Investment Co.	90,932	343,571
	L'Azurde Co. for Jewelry	83,263	319,861
	Leejam Sports Co. JSC	78,537	4,043,529
*	Liva Insurance Co.	64,325	345,846
	Maharah Human Resources Co.	86,164	1,589,197
*	Malath Cooperative Insurance Co.	84,556	396,361
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	160,420	571,783
*	Methanol Chemicals Co.	115,818	572,512
*	Middle East Healthcare Co.	117,786	3,128,792
	Middle East Paper Co.	122,352	1,227,246
*	Middle East Specialized Cables Co.	50,327	270,208
	Mobile Telecommunications Co. Saudi Arabia	1,467,319	5,219,374
	Najran Cement Co.	265,590	731,910
*	Nama Chemicals Co.	39,377	344,255
	Naseej International Trading Co.	9,376	154,700
*	National Agriculture Development Co.	521,761	4,148,598
	National Co. for Glass Industries	63,808	690,378
	National Co. for Learning & Education	41,585	1,646,610
	National Gas & Industrialization Co.	116,492	2,114,975
*	National Gypsum	51,252	314,223
*	National Industrialization Co., Class C	1,021,987	3,182,077
	National Medical Care Co.	80,526	4,065,714
*	National Metal Manufacturing & Casting Co.	19,775	97,753
	Nayifat Finance Co.	126,769	474,846
	Northern Region Cement Co.	308,002	822,798
	Qassim Cement Co.	70,809	1,114,583
*	Raydan Food Co.	24,476	163,432
	Retal Urban Development Co.	193,806	459,832
*	Saudi Arabian Amiantit Co.	6,257	116,088
*	Saudi Arabian Cooperative Insurance Co.	16,596	69,728
	Saudi Automotive Services Co.	117,378	2,476,099
	Saudi Cement Co.	235,778	3,028,408
	Saudi Ceramic Co.	124,572	867,511
	Saudi Chemical Co. Holding	1,535,816	1,892,896
*	Saudi Co. For Hardware CJSC	1,504	15,125
*	Saudi Ground Services Co.	303,679	3,369,043

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Industrial Development Co.	23,922	$70,791
	Saudi Industrial Investment Group	127,725	690,190
	Saudi Investment Bank	470,764	1,954,789
*	Saudi Kayan Petrochemical Co.	322,234	787,149
	Saudi Marketing Co.	67,912	448,388
*	Saudi Paper Manufacturing Co.	65,025	859,116
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	174,167	1,583,409
*	Saudi Printing & Packaging Co., Class C	81,990	346,522
*	Saudi Public Transport Co.	248,132	1,332,978
*	Saudi Real Estate Co.	493,378	2,378,119
*	Saudi Reinsurance Co.	173,403	1,061,085
*	Saudi Research & Media Group	102,248	5,653,335
*	Saudi Vitrified Clay Pipe Co. Ltd.	18,151	243,760
	Saudia Dairy & Foodstuff Co.	49,883	4,786,921
*	Scientific & Medical Equipment House Co.	19,684	246,984
*	Seera Group Holding	535,616	4,223,603
	SHL Finance Co.	46,085	208,727
*	Sinad Holding Co.	193,098	648,659
	Southern Province Cement Co.	174,170	1,796,001
	Sustained Infrastructure Holding Co.	127,131	1,044,843
*	Tabuk Agriculture	51,454	225,567
*	Tabuk Cement Co.	137,498	476,388
*	Takween Advanced Industries Co.	53,384	270,473
	Tanmiah Food Co.	12,034	315,612
	Theeb Rent A Car Co.	65,697	1,135,623
*	Umm Al-Qura Cement Co.	88,761	373,126
	United Electronics Co.	134,725	3,197,824
	United International Transportation Co.	124,963	2,761,843
	United Wire Factories Co.	45,475	361,293
*	Walaa Cooperative Insurance Co.	129,959	693,566
*	Wataniya Insurance Co.	49,099	258,759
	Yamama Cement Co.	375,757	3,042,163
	Yanbu Cement Co.	242,888	1,974,332
	Zahrat Al Waha For Trading Co., Class C	31,564	315,947
*	Zamil Industrial Investment Co.	118,960	813,805
TOTAL SAUDI ARABIA			181,539,211
SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0
SOUTH AFRICA — (2.8%)
	Adcock Ingram Holdings Ltd.	173,494	520,066
	Advtech Ltd.	2,578,964	3,703,470
	AECI Ltd.	292,754	1,577,166
	African Rainbow Minerals Ltd.	299,318	2,956,654
	Afrimat Ltd.	230,774	800,851
	Alexander Forbes Group Holdings Ltd.	1,437,620	488,743
	Altron Ltd., Class A	774,409	411,986
	Astral Foods Ltd.	105,578	890,316
	AVI Ltd.	939,094	4,168,191
	Barloworld Ltd.	481,159	1,920,015
*	Blue Label Telecoms Ltd.	1,181,745	220,761
# *	Brait PLC	2,372,359	232,194
	Cashbuild Ltd.	50,175	451,037
	Caxton & CTP Publishers & Printers Ltd.	343,385	194,856
	City Lodge Hotels Ltd.	1,058,420	269,070
	Coronation Fund Managers Ltd.	579,362	964,320
	Curro Holdings Ltd.	399,634	257,419
	DataTec Ltd.	1,844,493	4,037,011

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	$1,715,914
	DRDGOLD Ltd.	1,386,609	1,085,560
	Famous Brands Ltd.	198,212	603,533
#	Foschini Group Ltd.	898,978	5,443,137
	Grindrod Ltd.	1,643,657	1,070,372
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,661,951	10,287,477
	Hudaco Industries Ltd.	102,146	866,614
	Italtile Ltd.	928,768	595,391
	JSE Ltd.	238,213	1,102,123
*	KAP Ltd.	6,419,654	764,483
*	Lesaka Technologies, Inc.	776	2,434
	Lewis Group Ltd.	344,948	783,589
	Life Healthcare Group Holdings Ltd.	3,972,379	3,926,113
	Merafe Resources Ltd.	3,205,125	228,748
*	Metair Investments Ltd.	493,864	384,893
	MiX Telematics Ltd.	37,895	13,302
	MiX Telematics Ltd., Sponsored ADR	27,358	259,627
	Momentum Metropolitan Holdings	3,324,733	3,713,848
	Motus Holdings Ltd.	393,623	2,201,088
	Mpact Ltd.	643,608	1,012,121
	Mr Price Group Ltd.	693,320	6,339,018
*	MultiChoice Group	432,482	1,728,819
	Netcare Ltd.	3,573,872	2,716,595
	Ninety One Ltd.	564,251	1,248,634
	Northam Platinum Holdings Ltd.	228,725	1,541,718
	Oceana Group Ltd.	250,442	966,103
	Old Mutual Ltd.	1,996,725	1,328,782
	Omnia Holdings Ltd.	604,525	2,088,161
	Pick n Pay Stores Ltd.	1,008,415	1,259,850
*	PPC Ltd.	3,163,427	610,063
	PSG Financial Services Ltd.	1,974,506	1,661,015
	Raubex Group Ltd.	617,286	982,775
*	RCL Foods Ltd.	535,302	252,673
	Reunert Ltd.	525,711	1,687,484
	RFG Holdings Ltd.	343,641	247,128
	Santam Ltd.	137,464	2,124,766
	Sappi Ltd.	1,528,260	3,639,693
*	Southern Sun Ltd.	92,144	26,724
*	SPAR Group Ltd.	545,483	3,270,968
	Spur Corp. Ltd.	216,642	354,400
	Sun International Ltd.	802,125	1,810,714
	Super Group Ltd.	1,461,817	2,185,472
*	Telkom SA SOC Ltd.	755,307	1,136,331
	Thungela Resources Ltd.	287,825	1,842,372
	Tiger Brands Ltd.	420,819	4,725,927
# *	Transaction Capital Ltd.	1,423,791	622,958
*	Trencor Ltd.	903,601	339,756
	Truworths International Ltd.	995,683	4,146,849
	Tsogo Sun Limited	1,220,403	752,286
*	Wilson Bayly Holmes-Ovcon Ltd.	209,293	1,456,906
*	Zeda Ltd.	519,901	353,152
TOTAL SOUTH AFRICA			113,572,585
SOUTH KOREA — (10.7%)
*	3S Korea Co. Ltd.	154,715	359,924
*	ABco Electronics Co. Ltd.	34,238	302,103
	Able C&C Co. Ltd.	1,711	9,120
# *	Abpro Bio Co. Ltd.	630,240	251,632
*	ADTechnology Co. Ltd.	32,888	637,898

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Advanced Nano Products Co. Ltd.	26,011	$1,842,688
*	Advanced Process Systems Corp.	37,400	594,928
	Aekyung Chemical Co. Ltd.	35,661	335,631
*	Aekyung Industrial Co. Ltd.	21,735	264,797
*	AfreecaTV Co. Ltd.	27,378	2,124,961
*	Agabang&Company	67,415	262,794
*	Ahnlab, Inc.	20,292	1,103,920
*	Air Busan Co. Ltd.	31,102	69,322
*	Ajin Industrial Co. Ltd.	88,562	274,714
*	AK Holdings, Inc.	11,834	142,287
*	ALUKO Co. Ltd.	165,011	417,529
# *	Amicogen, Inc.	132,820	604,572
*	Aminologics Co. Ltd.	208,483	222,180
*	Amo Greentech Co. Ltd.	25,182	199,793
*	Amotech Co. Ltd.	35,475	203,841
*	Anam Electronics Co. Ltd.	186,008	300,489
# *	Ananti, Inc.	209,378	954,959
*	Anapass, Inc.	8,703	167,784
*	Anterogen Co. Ltd.	18,586	192,891
*	APRO Co. Ltd.	10,152	88,342
*	Aprogen Biologics	813,427	111,247
*	Aprogen, Inc.	268,248	183,018
*	APS, Inc.	44,932	261,268
*	APTC Co. Ltd.	43,343	442,652
* ††	Arion Technology, Inc.	51,658	0
*	Aroot Co. Ltd.	27,662	10,300
	Asia Cement Co. Ltd.	54,970	433,453
	ASIA Holdings Co. Ltd.	3,528	504,460
*	Asia Pacific Satellite, Inc.	19,738	211,614
	Asia Paper Manufacturing Co. Ltd.	16,243	520,812
*	Asiana Airlines, Inc.	82,372	748,536
*	ASTORY Co. Ltd.	5,119	44,176
*	Atinum Investment Co. Ltd.	117,276	269,871
*	Avaco Co. Ltd.	31,776	297,466
*	Avatec Co. Ltd.	7,666	72,673
	Baiksan Co. Ltd.	44,605	330,824
*	Barunson Entertainment & Arts Corp.	89,960	45,860
*	Beno Tnr, Inc.	34,664	100,760
*	BGF Co. Ltd.	103,379	290,948
*	BGFecomaterials Co. Ltd.	82,075	287,973
# *	BH Co. Ltd.	84,813	1,154,909
*	BHI Co. Ltd.	39,293	225,330
# *	Binex Co. Ltd.	87,903	672,532
*	Binggrae Co. Ltd.	14,995	590,260
*	Bio Plus Co. Ltd.	43,242	229,201
*	Biodyne Co. Ltd.	8,207	300,690
*	Bioneer Corp.	68,851	1,293,041
*	Biosolution Co. Ltd.	2,671	30,687
*	Biotoxtech Co. Ltd.	34,878	152,250
	BIT Computer Co. Ltd.	29,596	162,324
# *	BNC Korea Co. Ltd.	162,737	459,984
*	Boditech Med, Inc.	46,262	575,726
	BoKwang Industry Co. Ltd.	47,681	179,510
*	Bookook Securities Co. Ltd.	11,124	200,615
*	Boryung	107,363	972,496
*	Bosung Power Technology Co. Ltd.	153,092	350,070
	Brand X Co. Ltd.	13,892	59,239
*	Bubang Co. Ltd.	33,489	61,303
* ††	Bucket Studio Co. Ltd.	55,178	8,930

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Bukwang Pharmaceutical Co. Ltd.	142,924	$698,579
*	BusinessOn Communication Co. Ltd.	9,828	92,873
*	BYC Co. Ltd.	1,007	311,932
*	Byucksan Corp.	139,530	258,490
	C&C International Corp.	1,936	99,207
*	Cafe24 Corp.	42,602	716,294
*	CammSys Corp.	198,279	240,496
	Caregen Co. Ltd.	27,892	447,251
*	Cellumed Co. Ltd.	54,302	81,215
*	Chabiotech Co. Ltd.	62,820	854,555
*	Chemtronics Co. Ltd.	39,956	646,957
*	Chemtros Co. Ltd.	53,634	243,863
	Cheryong Electric Co. Ltd.	38,769	589,128
*	ChinHung International, Inc.	225,900	175,523
	Chinyang Holdings Corp.	31,717	74,295
*	Chips&Media, Inc.	37,182	715,947
*	Choil Aluminum Co. Ltd.	240,574	360,615
*	Chokwang Leather Co. Ltd.	607	22,847
*	Chong Kun Dang Pharmaceutical Corp.	21,323	1,756,740
*	Chongkundang Holdings Corp.	11,961	539,552
*	Choong Ang Vaccine Laboratory	18,959	148,887
* ††	Chorokbaem Media Co. Ltd.	49,739	150,933
*	Chunbo Co. Ltd.	8,232	508,717
*	CJ Bioscience, Inc.	259	2,802
*	CJ CGV Co. Ltd.	180,747	745,819
*	CJ ENM Co. Ltd.	32,674	1,745,338
*	CJ Freshway Corp.	19,056	349,161
*	CKD Bio Corp.	10,942	183,577
*	CLIO Cosmetics Co. Ltd.	13,245	281,424
*	CMG Pharmaceutical Co. Ltd.	327,955	541,435
*	CoAsia Corp.	3,644	17,512
*	Com2uS Holdings Corp.	13,428	385,905
	Com2uSCorp	26,297	896,355
*	ContentreeJoongAng Corp.	19,169	172,521
*	Coreana Cosmetics Co. Ltd.	87,448	177,187
*	Corentec Co. Ltd.	19,152	164,291
*	COSMAX NBT, Inc.	6,433	30,388
*	Cosmax, Inc.	25,552	2,217,084
*	Cosmecca Korea Co. Ltd.	16,670	463,931
# *	Cosmochemical Co. Ltd.	50,450	1,071,698
#	COWELL FASHION Co. Ltd.	77,852	334,239
	Cowintech Co. Ltd.	15,842	296,492
*	CR Holdings Co. Ltd.	104,193	449,197
# *	Creative & Innovative System	162,892	1,157,587
	Creverse, Inc.	5,127	62,720
*	CrystalGenomics Invites Co. Ltd.	151,890	310,149
*	CS Bearing Co. Ltd.	21,387	145,740
# *	CTC BIO, Inc.	65,527	437,325
*	Cuckoo Holdings Co. Ltd.	26,747	317,331
# *	Cuckoo Homesys Co. Ltd.	25,991	390,248
*	Curexo, Inc.	42,724	466,183
*	Cymechs, Inc.	19,555	202,488
*	D&C Media Co. Ltd.	3,598	72,283
*	D.I Corp.	73,014	326,218
*	DA Technology Co. Ltd.	43,894	92,579
	Dae Hwa Pharmaceutical Co. Ltd.	38,577	256,595
*	Dae Won Kang Up Co. Ltd.	129,445	500,600
* ††	Dae Yu Co. Ltd.	4,904	3,171
*	Daea TI Co. Ltd.	195,936	477,136

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daebo Magnetic Co. Ltd.	9,347	$187,752
*	Daechang Co. Ltd.	131,727	132,229
*	Daechang Forging Co. Ltd.	20,949	90,535
*	Daedong Corp.	53,430	589,746
*	Daeduck Co. Ltd.	2,158	10,252
*	Daeduck Electronics Co. Ltd.	113,503	2,043,165
*	Daehan Flour Mill Co. Ltd.	3,306	325,151
*	Daehan New Pharm Co. Ltd.	32,177	208,762
*	Daehan Steel Co. Ltd.	34,780	341,327
*	Dae-Il Corp.	74,654	233,962
# *	Daejoo Electronic Materials Co. Ltd.	35,811	1,846,695
# *	Daesang Corp.	73,468	1,022,553
*	Daesang Holdings Co. Ltd.	46,079	337,683
*	Daesung Energy Co. Ltd.	28,072	185,874
*	Daesung Holdings Co. Ltd.	4,812	32,529
*	Daesung Industrial Co. Ltd.	72,040	207,707
*	Daesung Private Equity, Inc.	10,556	13,509
*	Daewon Media Co. Ltd.	29,987	266,375
*	Daewon Pharmaceutical Co. Ltd.	54,458	596,078
*	Daewon San Up Co. Ltd.	13,387	61,233
*	Daewoo Engineering & Construction Co. Ltd.	90,980	267,551
*	Daewoong Co. Ltd.	62,362	1,084,309
*	Daewoong Pharmaceutical Co. Ltd.	13,972	1,154,999
*	Dahaam E-Tec Co. Ltd.	2,100	10,297
*	Daihan Pharmaceutical Co. Ltd.	19,365	408,074
*	Daishin Securities Co. Ltd.	112,901	1,304,041
# *	Danal Co. Ltd.	181,091	539,079
*	Daol Investment & Securities Co. Ltd.	128,420	346,019
*	Daou Data Corp.	46,710	503,823
*	Daou Technology, Inc.	91,181	1,356,910
*	Dasan Networks, Inc.	93,278	282,551
# *	Dawonsys Co. Ltd.	94,195	1,035,997
*	DB Financial Investment Co. Ltd.	95,638	281,641
*	DB, Inc.	326,189	389,512
*	DCM Corp.	2,769	22,490
*	Dear U Co. Ltd.	2,556	56,952
*	Dentis Co. Ltd.	37,951	243,960
*	Dentium Co. Ltd.	22,411	1,895,626
*	Deutsch Motors, Inc.	87,748	321,870
# *	Devsisters Co. Ltd.	15,090	455,339
*	Dexter Studios Co. Ltd.	58,162	373,048
*	DGB Financial Group, Inc.	566,199	3,820,610
*	DI Dong Il Corp.	52,667	1,076,001
	Digital Daesung Co. Ltd.	54,516	231,255
	Digital Imaging Technology Co. Ltd., Class C	10,762	154,346
*	DIO Corp.	30,856	440,047
*	Display Tech Co. Ltd.	29,586	114,084
*	DK Tech Co. Ltd.	9,051	60,439
*	DL Construction Co. Ltd.	26,871	301,458
*	DL E&C Co. Ltd.	32,581	1,013,396
# *	DL Holdings Co. Ltd.	37,605	1,582,475
* ††	DMOA Co. Ltd.	414,534	89,051
*	DMS Co. Ltd.	57,720	269,830
	DN Automotive Corp.	3,934	255,195
*	DNF Co. Ltd.	26,963	422,359
*	Dohwa Engineering Co. Ltd.	49,605	280,472
*	Dong Ah Tire & Rubber Co. Ltd.	15,897	142,859
*	Dong-A Hwasung Co. Ltd.	5,086	28,235
	Dong-A Socio Holdings Co. Ltd.	10,582	846,193

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dong-A ST Co. Ltd.	15,843	$807,954
*	Dongbang Transport Logistics Co. Ltd.	86,581	147,249
*	Dongjin Semichem Co. Ltd.	54,642	1,573,122
	Dongkoo Bio & Pharma Co. Ltd.	21,999	93,546
#	DongKook Pharmaceutical Co. Ltd.	83,756	1,119,858
*	Dongkuk Holdings Co. Ltd.	40,445	226,099
*	Dongkuk Industries Co. Ltd.	106,036	390,837
*	Dongkuk Steel Mill Co. Ltd.	108,638	925,126
*	Dongkuk Structures & Construction Co. Ltd.	93,874	216,625
	Dongsuh Cos., Inc.	14,928	193,247
*	Dongsung Chemical Co. Ltd.	93,584	311,352
*	Dongsung Finetec Co. Ltd.	60,256	516,397
*	Dongsung Pharmaceutical Co. Ltd.	21,649	88,851
# *	Dongwha Enterprise Co. Ltd.	17,954	828,874
*	Dongwha Pharm Co. Ltd.	71,325	515,217
*	Dongwon Development Co. Ltd.	124,021	281,527
*	Dongwon F&B Co. Ltd.	22,886	563,851
*	Dongwon Industries Co. Ltd.	1,014	28,271
# *	Dongwon Systems Corp.	19,024	437,262
*	Dongwoon Anatech Co. Ltd.	40,080	616,038
*	Dongyang E&P, Inc.	18,219	252,366
*	Dongyang Steel Pipe Co. Ltd.	280,093	156,691
*	Doosan Co. Ltd.	21,089	1,426,042
# *	Doosan Fuel Cell Co. Ltd.	121,308	1,876,068
# *	Doosan Tesna, Inc.	20,410	684,678
*	DoubleUGames Co. Ltd.	39,354	1,237,637
*	Douzone Bizon Co. Ltd.	40,546	1,451,381
*	Dream Security Co. Ltd.	88,257	229,697
*	Dreamtech Co. Ltd.	100,119	871,522
# *	DRTECH Corp.	183,856	519,273
*	DSK Co. Ltd.	6,892	25,648
*	Duck Yang Industry Co. Ltd.	51,906	185,428
*	Duckshin Housing Co. Ltd.	54,672	76,981
# *	Duk San Neolux Co. Ltd.	38,011	1,095,891
*	Duksan Hi-Metal Co. Ltd.	50,576	265,030
*	Duksan Techopia Co. Ltd.	4,254	59,097
*	Duksung Co. Ltd.	2,357	12,292
*	DY Corp.	58,274	244,496
*	DY POWER Corp.	21,493	202,392
	DYPNF Co. Ltd.	6,176	103,044
* ††	E Investment&Development Co. Ltd.	74,253	29,042
	E1 Corp.	10,584	484,634
*	Easy Bio, Inc.	87,948	220,069
# *	Easy Holdings Co. Ltd.	119,072	254,746
	Echo Marketing, Inc.	50,352	361,977
*	Eco&Dream Co. Ltd.	16,430	367,867
*	Ecoplastic Corp.	76,577	255,285
# *	Ecopro HN Co. Ltd.	33,131	1,429,482
*	e-Credible Co. Ltd.	4,561	44,911
*	EG Corp.	21,760	165,743
* ††	Ehwa Technologies Information Co. Ltd.	455,538	115,024
*	Elentec Co. Ltd.	47,311	329,500
*	EMKOREA Co. Ltd.	113,508	197,665
	EMRO, Inc.	12,522	605,779
# *	EM-Tech Co. Ltd.	42,707	1,205,028
*	Enchem Co. Ltd.	18,629	2,259,272
# *	ENF Technology Co. Ltd.	33,305	578,519
*	Enzychem Lifesciences Corp.	18,213	23,604
*	Eo Technics Co. Ltd.	20,779	2,658,235

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ESTsoft Corp.	5,398	$131,490
* ††	E-TRON Co. Ltd.	1,594,702	179,227
*	Eubiologics Co. Ltd.	76,572	620,184
# *	Eugene Corp.	150,226	384,822
*	Eugene Investment & Securities Co. Ltd.	196,429	566,392
	Eugene Technology Co. Ltd.	48,507	1,522,338
*	Eusu Holdings Co. Ltd.	52,526	238,081
*	Eutilex Co. Ltd.	19,678	39,744
*	EV Advanced Material Co. Ltd.	130,754	309,800
*	Exem Co. Ltd.	166,622	302,862
*	Exicon Co. Ltd.	11,282	137,097
*	F&F Holdings Co. Ltd.	6,014	66,721
*	FarmStory Co. Ltd.	207,000	250,404
*	Fasoo Co. Ltd.	6,251	39,937
# *	Fine Semitech Corp.	39,943	639,157
*	Firstec Co. Ltd.	96,567	230,451
*	Flask Co. Ltd.	90,446	62,128
# *	Foosung Co. Ltd.	168,123	1,038,295
*	Fursys, Inc.	11,356	260,540
*	FutureChem Co. Ltd.	33,893	216,020
*	Gabia, Inc.	41,698	537,202
*	GAEASOFT	28,220	178,945
*	Galaxia Moneytree Co. Ltd.	61,913	432,090
*	GAMSUNG Corp. Co. Ltd.	182,717	362,548
*	Gaon Cable Co. Ltd.	3,769	63,051
*	GC Cell Corp.	24,068	721,338
*	GemVax & Kael Co. Ltd.	35,492	337,217
*	Gemvaxlink Co. Ltd.	194,256	206,002
*	GeneOne Life Science, Inc.	214,850	405,933
# *	Genexine, Inc.	98,031	624,505
*	Genie Music Corp.	34,820	85,695
*	Genohco, Inc.	790	9,953
*	Genome & Co.	13,979	99,648
*	Genomictree, Inc.	30,768	409,734
*	Geumhwa PSC Co. Ltd.	6,842	131,059
*	Giantstep, Inc.	22,911	255,821
*	Gigalane Co. Ltd.	163,449	150,827
*	Global Standard Technology Co. Ltd.	16,924	417,445
*	Global Tax Free Co. Ltd.	93,886	306,801
*	GOLFZON Co. Ltd.	13,009	779,647
*	Golfzon Newdin Holdings Co. Ltd.	68,106	189,528
# * ††	Good People Co. Ltd.	112,659	7,935
*	Gradiant Corp.	30,878	306,175
# *	Grand Korea Leisure Co. Ltd.	96,422	917,183
	Green Chemical Co. Ltd.	7,190	36,734
# *	Green Cross Corp.	15,863	1,280,865
*	Green Cross Holdings Corp.	81,133	898,194
*	GS Engineering & Construction Corp.	202,780	2,286,104
*	GS Global Corp.	133,558	256,542
*	Gwangju Shinsegae Co. Ltd.	9,662	221,116
*	HAESUNG DS Co. Ltd.	34,794	1,303,731
*	Haesung Industrial Co. Ltd.	14,187	82,583
*	Han Kuk Carbon Co. Ltd.	101,139	806,620
# *	Hana Materials, Inc.	21,077	741,946
# *	Hana Micron, Inc.	104,922	1,997,516
*	Hana Pharm Co. Ltd.	2,755	27,438
*	Hana Technology Co. Ltd.	13,252	520,474
*	Hana Tour Service, Inc.	19,720	941,404
*	Hanall Biopharma Co. Ltd.	64,871	1,496,999

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hancom, Inc.	48,360	$881,966
*	Handok, Inc.	26,292	269,749
*	Handsome Co. Ltd.	45,295	632,107
	Hanil Cement Co. Ltd.	41,965	378,091
*	Hanil Feed Co. Ltd.	15,744	53,882
	Hanil Holdings Co. Ltd.	42,979	362,237
	Hanil Hyundai Cement Co. Ltd.	8,926	99,130
*	Hanjin Transportation Co. Ltd.	24,703	445,301
*	Hankook Shell Oil Co. Ltd.	2,279	387,314
*	HanmiGlobal Co. Ltd.	23,691	332,521
*	Hannong Chemicals, Inc.	22,149	239,401
#	Hansae Co. Ltd.	46,542	714,424
*	Hansae Yes24 Holdings Co. Ltd.	9,629	33,349
*	Hanshin Machinery Co.	91,455	351,137
*	Hansol Holdings Co. Ltd.	98,877	212,349
*	Hansol IONES Co. Ltd.	71,025	498,071
	Hansol Paper Co. Ltd.	48,916	392,199
*	Hansol Technics Co. Ltd.	83,619	419,833
	Hanssem Co. Ltd.	8,599	307,499
*	Hansung Cleantech Co. Ltd.	86,279	120,011
# *	Hanwha Galleria Corp.	309,287	312,425
*	Hanwha General Insurance Co. Ltd.	189,206	616,762
*	Hanwha Investment & Securities Co. Ltd.	386,884	1,073,664
*	Hanyang Digitech Co. Ltd.	10,693	125,956
*	Hanyang Eng Co. Ltd.	32,984	403,885
*	Hanyang Securities Co. Ltd.	27,737	197,098
*	Harim Co. Ltd.	152,048	404,295
*	Harim Holdings Co. Ltd.	147,068	826,498
*	HB SOLUTION Co. Ltd.	110,496	353,462
*	HB Technology Co. Ltd.	174,261	274,137
*	HD Hyundai Construction Equipment Co. Ltd.	39,051	1,485,481
*	HD Hyundai Energy Solutions Co. Ltd.	14,553	258,040
*	HD Hyundai Infracore Co. Ltd.	320,618	1,848,629
*	HDC Holdings Co. Ltd.	44,038	241,065
*	HDC Hyundai Development Co-Engineering & Construction, Class E	108,837	1,457,095
*	HDC Hyundai Engineering Plastics Co. Ltd.	10,107	32,837
*	Hecto Financial Co. Ltd.	8,753	146,745
*	Hecto Innovation Co. Ltd.	25,753	274,068
*	Heerim Architects & Planners	19,190	98,832
# *	Helixmith Co. Ltd.	115,106	284,891
*	Heungkuk Fire & Marine Insurance Co. Ltd.	18,715	47,050
# *	HFR, Inc.	24,379	309,553
*	Hite Jinro Co. Ltd.	95,659	1,502,459
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	90,531	196,191
*	HJ Shipbuilding & Construction Co. Ltd.	79,625	205,751
*	HK inno N Corp.	27,102	848,280
*	HL Holdings Corp.	18,795	468,414
*	HL Mando Co. Ltd.	36,406	955,685
*	HLB Biostep Co. Ltd.	109,299	289,831
*	HLB Global Co. Ltd.	53,742	229,286
*	HLB Life Science Co. Ltd.	29,519	348,657
*	HLB Therapeutics Co. Ltd.	188,692	923,438
	Home Center Holdings Co. Ltd.	233,830	198,745
*	Homecast Co. Ltd.	100,408	211,664
*	HS Industries Co. Ltd.	98,748	247,884
*	HSD Engine Co. Ltd.	128,636	824,095
# *	Hugel, Inc.	10,882	1,236,174
# *	Humasis Co. Ltd.	143,067	187,197
*	Humax Co. Ltd.	72,222	161,971

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Humedix Co. Ltd.	20,261	$419,556
	Huons Co. Ltd.	26,666	686,251
	Huons Global Co. Ltd.	20,990	351,261
*	Husteel Co. Ltd.	61,559	231,634
*	Huvitz Co. Ltd.	28,965	393,584
*	Hwa Shin Co. Ltd.	51,695	445,966
*	Hwail Pharm Co. Ltd.	130,066	178,464
*	Hwangkum Steel & Technology Co. Ltd.	20,286	110,996
# *	Hwaseung Enterprise Co. Ltd.	40,872	234,205
*	Hy-Lok Corp.	25,144	468,239
*	Hyosung Advanced Materials Corp., Class C	4,921	1,202,362
# *	Hyosung Corp.	26,240	1,234,037
*	Hyosung Heavy Industries Corp.	12,569	1,609,534
*	Hyosung TNC Corp.	7,382	1,660,306
*	Hyundai Bioland Co. Ltd.	33,411	244,956
*	Hyundai BNG Steel Co. Ltd.	31,868	412,667
*	Hyundai Corp.	21,340	292,228
*	Hyundai Department Store Co. Ltd.	45,702	1,837,778
# *	Hyundai Elevator Co. Ltd.	39,997	1,217,142
*	Hyundai Ezwel Co. Ltd.	59,924	255,283
*	Hyundai Futurenet Co. Ltd.	85,643	201,205
*	Hyundai GF Holdings	315,070	969,566
*	Hyundai Green Food	7,889	69,376
*	Hyundai Home Shopping Network Corp.	19,334	646,680
*	Hyundai Livart Furniture Co. Ltd.	37,796	217,659
*	Hyundai Motor Securities Co. Ltd.	56,759	369,241
	Hyundai Movex Co. Ltd.	11,076	26,116
*	Hyundai Pharmaceutical Co. Ltd.	72,332	205,384
*	Hyundai Wia Corp.	51,447	2,236,799
*	HyVision System, Inc.	35,874	651,848
*	i3system, Inc.	15,256	326,222
*	iA, Inc.	880,017	287,053
*	ICD Co. Ltd.	40,757	261,699
*	Icure Pharm, Inc.	13,451	25,807
*	Il Dong Pharmaceutical Co. Ltd.	23,286	267,893
*	Iljin Diamond Co. Ltd.	7,510	79,294
*	Iljin Electric Co. Ltd.	76,462	641,628
*	Iljin Holdings Co. Ltd.	66,086	182,802
*	Iljin Hysolus Co. Ltd.	6,673	114,013
*	Iljin Power Co. Ltd.	28,946	244,789
*	Ilshin Spinning Co. Ltd.	49,958	336,724
*	Ilsung Pharmaceuticals Co. Ltd.	20,685	357,007
*	Ilyang Pharmaceutical Co. Ltd.	40,857	438,273
	iMarketKorea, Inc.	56,029	345,509
*	InBody Co. Ltd.	38,971	722,913
*	Incross Co. Ltd.	24,583	200,674
*	Infinitt Healthcare Co. Ltd.	25,920	101,030
	Innocean Worldwide, Inc.	59,136	961,401
	InnoWireless Co. Ltd.	18,114	396,923
	Innox Advanced Materials Co. Ltd.	42,455	867,282
*	Inscobee, Inc.	286,035	296,276
# *	Insun ENT Co. Ltd.	102,136	549,615
*	Insung Information Co. Ltd.	70,630	212,641
*	Intellian Technologies, Inc.	21,427	882,853
*	Intelligent Digital Integrated Security Co. Ltd.	20,390	313,801
*	Interflex Co. Ltd.	40,524	592,361
*	Interojo Co. Ltd.	24,056	529,179
	INTOPS Co. Ltd.	32,084	688,819
#	iNtRON Biotechnology, Inc.	82,171	434,766

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Inzi Controls Co. Ltd.	882	$4,844
# *	IS Dongseo Co. Ltd.	49,372	939,688
# *	ISC Co. Ltd.	19,130	1,098,249
*	i-SENS, Inc.	61,743	1,116,041
*	ISU Chemical Co. Ltd.	51,301	464,003
*	ISU Specialty Chemical	11,891	1,547,894
*	IsuPetasys Co. Ltd.	86,504	1,765,798
*	ITEK, Inc.	37,024	201,374
# *	ITM Semiconductor Co. Ltd.	7,456	138,349
*	Jahwa Electronics Co. Ltd.	38,252	822,440
*	JASTECH Ltd.	16,616	111,254
	JB Financial Group Co. Ltd.	274,115	2,352,040
*	JC Chemical Co. Ltd.	34,668	174,127
*	Jeil Pharmaceutical Co. Ltd.	9,855	124,339
*	Jeisys Medical, Inc.	144,955	923,750
*	Jeju Air Co. Ltd.	88,222	819,727
*	Jeju Semiconductor Corp.	98,093	1,892,801
*	Jin Air Co. Ltd.	62,070	607,759
*	Jinsung T.E.C.	36,955	269,462
	JLS Co. Ltd.	26,307	136,382
*	JNK Heaters Co. Ltd.	62,635	230,940
*	JNTC Co. Ltd.	14,352	115,260
*	JoyCity Corp.	102,173	246,109
	JS Corp.	752	10,563
#	Jusung Engineering Co. Ltd.	82,875	2,046,668
*	JVM Co. Ltd.	18,939	405,307
	JW Holdings Corp.	189,488	431,644
	JW Life Science Corp.	28,941	265,805
	JW Pharmaceutical Corp.	44,214	1,013,204
*	JW Shinyak Corp.	93,127	143,703
#	K Car Co. Ltd.	29,897	248,447
*	Kangnam Jevisco Co. Ltd.	9,315	135,728
*	Kangstem Biotech Co. Ltd.	38,072	56,125
*	KAON Group Co. Ltd.	46,535	185,696
*	KC Co. Ltd.	27,573	437,807
*	KC Tech Co. Ltd.	30,014	641,819
	KCC Glass Corp.	30,162	899,197
*	KCTC	25,319	76,119
*	KEC Corp.	456,631	548,837
*	Kencoa Aerospace Co.	21,517	192,136
# *	KEPCO Plant Service & Engineering Co. Ltd.	65,626	1,667,207
*	KEYEAST Co. Ltd.	43,850	218,384
	KG Chemical Corp.	96,558	460,980
	KG Dongbusteel	15,589	87,766
	KG Eco Technology Service Co. Ltd.	62,240	494,858
* ††	KG Mobility Co.	89,851	517,786
#	Kginicis Co. Ltd.	51,195	467,220
	KGMobilians Co. Ltd.	57,542	221,235
# *	KH Vatec Co. Ltd.	58,229	558,373
*	Kib Plug Energy	547,931	221,905
*	KidariStudio, Inc.	28,757	124,729
*	KINX, Inc.	8,997	723,718
*	KISCO Corp.	60,091	304,343
*	KISCO Holdings Co. Ltd.	31,963	601,413
*	KISWIRE Ltd.	36,878	578,205
# *	KMW Co. Ltd.	60,781	682,979
*	KNJ Co. Ltd.	16,518	217,550
*	KNW Co. Ltd.	20,273	118,824
*	KoBioLabs, Inc.	24,325	171,429

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Koentec Co. Ltd.	82,232	$399,683
# *	Koh Young Technology, Inc.	186,625	2,434,933
# *	Kolmar BNH Co. Ltd.	37,255	445,854
*	Kolmar Korea Co. Ltd.	48,179	1,760,578
*	Kolmar Korea Holdings Co. Ltd.	60,370	341,983
*	Kolon Corp.	21,066	266,781
	Kolon Global Corp.	2,895	20,450
# *	Kolon Industries, Inc.	58,219	1,770,957
*	Kolon Life Science, Inc.	4,210	84,883
*	Kolon Plastic, Inc.	36,752	196,731
# *	KoMiCo Ltd.	21,663	989,930
# *	KONA I Co. Ltd.	21,596	256,228
*	Korea Alcohol Industrial Co. Ltd.	47,508	402,247
*	Korea Asset In Trust Co. Ltd.	186,660	451,193
*	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	153,274
*	Korea Circuit Co. Ltd.	42,486	568,096
	Korea Electric Terminal Co. Ltd.	17,663	918,227
*	Korea Electronic Power Industrial Development Co. Ltd.	58,631	321,283
*	Korea Export Packaging Industrial Co. Ltd.	56,210	123,782
# *	Korea Information & Communications Co. Ltd.	36,899	244,803
*	Korea Information Certificate Authority, Inc.	11,323	43,446
*	Korea Line Corp.	534,830	808,409
*	Korea Movenex Co. Ltd.	71,212	341,249
# *	Korea Petrochemical Ind Co. Ltd.	11,127	1,105,150
*	Korea Pharma Co. Ltd.	3,319	52,272
*	Korea Real Estate Investment & Trust Co. Ltd.	504,964	405,007
*	Korea United Pharm, Inc.	33,488	613,833
*	Korean Reinsurance Co.	376,293	2,129,755
*	Kortek Corp.	23,217	112,736
*	KOSES Co. Ltd.	22,051	308,479
*	KPS Corp.	17,118	68,381
	KPX Chemical Co. Ltd.	5,845	189,338
*	KSS LINE Ltd.	53,011	375,116
*	Kt alpha Co. Ltd.	48,777	216,708
	KT Skylife Co. Ltd.	63,057	266,054
*	KTCS Corp.	108,800	304,071
*	Kukdo Chemical Co. Ltd.	1,437	42,367
*	Kukdong Oil & Chemicals Co. Ltd.	39,533	113,229
# * ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	42,867
*	Kukjeon Pharmaceutical Co. Ltd.	31,679	135,398
*	Kumho HT, Inc.	255,774	119,402
# *	Kumho Tire Co., Inc.	370,177	1,635,919
*	KUMHOE&C Co. Ltd.	60,792	236,956
*	Kumkang Kind Co. Ltd.	52,507	232,787
*	Kwang Dong Pharmaceutical Co. Ltd.	112,403	610,038
*	Kwang Myung Electric Co. Ltd.	27,912	44,990
	Kwangmu Co. Ltd.	25,875	42,904
	KX Innovation Co. Ltd.	69,335	251,980
*	Kyeryong Construction Industrial Co. Ltd.	21,408	231,089
*	Kyobo Securities Co. Ltd.	58,656	217,620
*	Kyongbo Pharmaceutical Co. Ltd.	36,171	197,662
*	Kyung Dong Navien Co. Ltd.	21,138	742,364
*	Kyungbang Co. Ltd.	25,999	166,487
*	KyungDong City Gas Co. Ltd.	13,575	194,636
*	KyungDong Invest Co. Ltd.	666	30,179
*	Kyungdong Pharm Co. Ltd.	57,017	267,950
*	Kyung-In Synthetic Corp.	101,373	264,931
	L&C Bio Co. Ltd.	34,106	604,395
	L&K Biomed Co. Ltd.	2,662	17,605

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LabGenomics Co. Ltd.	160,572	$453,030
# *	Lake Materials Co. Ltd.	115,339	1,307,049
*	LaonPeople, Inc.	12,481	64,663
# *	LB Semicon, Inc.	114,801	663,926
*	LEADCORP, Inc.	40,464	174,856
*	Lee Ku Industrial Co. Ltd.	36,342	104,773
*	LF Corp.	49,088	480,885
	LG HelloVision Co. Ltd.	105,600	295,462
*	LOT Vacuum Co. Ltd.	42,497	617,847
*	Lotte Chilsung Beverage Co. Ltd.	11,100	1,139,928
*	Lotte Data Communication Co.	6,698	231,873
	Lotte Energy Materials Corp.	10,535	247,600
*	LOTTE Fine Chemical Co. Ltd.	50,620	1,883,429
*	LOTTE Himart Co. Ltd.	34,338	259,625
*	Lotte Non-Life Insurance Co. Ltd.	155,474	294,231
*	Lotte Rental Co. Ltd.	22,570	450,195
# *	Lotte Wellfood Co. Ltd.	7,901	751,726
*	LS Eco Energy Ltd.	35,473	532,988
*	LS Marine Solution Co. Ltd.	41,609	316,820
*	LVMC Holdings	330,137	586,118
	LX Hausys Ltd.	18,750	544,019
*	LX Holdings Corp.	53,086	278,648
# *	LX International Corp.	87,810	1,846,295
	LX Semicon Co. Ltd.	28,944	1,675,987
*	M.I.Tech Co. Ltd.	33,780	156,993
*	M2N Co. Ltd.	30,193	64,985
*	Macrogen, Inc.	8,522	133,731
*	Maeil Dairies Co. Ltd.	4,652	140,293
*	MAKUS, Inc.	1,297	13,096
	Mcnex Co. Ltd.	44,126	842,956
*	MDS Tech, Inc.	196,061	244,313
*	ME2ON Co. Ltd.	79,885	182,687
*	Medipost Co. Ltd.	67,174	356,728
#	Medytox, Inc.	13,641	1,958,493
*	Meerecompany, Inc.	18,287	358,632
*	MegaStudy Co. Ltd.	23,468	188,550
*	MegaStudyEdu Co. Ltd.	26,459	1,189,423
*	META BIOMED Co. Ltd.	6,041	17,858
	Mgame Corp.	53,290	241,989
*	Mi Chang Oil Industrial Co. Ltd.	981	54,458
*	MiCo Ltd.	99,922	671,434
*	Mirae Asset Life Insurance Co. Ltd.	112,322	485,923
*	Mirae Asset Venture Investment Co. Ltd.	45,048	198,112
*	Mirae Corp.	11,551	19,821
	Miwon Chemicals Co. Ltd.	3,654	190,569
	Miwon Commercial Co. Ltd.	5,072	635,786
	Miwon Specialty Chemical Co. Ltd.	5,925	593,464
*	MK Electron Co. Ltd.	61,246	566,434
# *	MNTech Co. Ltd.	63,871	638,695
*	Mobase Electronics Co. Ltd.	94,135	133,627
*	Mobile Appliance, Inc.	65,843	129,328
#	Modetour Network, Inc.	31,762	406,654
*	Moorim P&P Co. Ltd.	35,178	82,212
	Motonic Corp.	29,901	184,533
*	Motrex Co. Ltd.	46,392	532,312
*	mPlus Corp.	1,497	11,715
*	MS Autotech Co. Ltd.	97,277	359,456
*	Muhak Co. Ltd.	18,336	68,274
	Multicampus Co. Ltd.	7,724	206,297

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Myoung Shin Industrial Co. Ltd.	94,118	$1,159,622
*	Naintech Co. Ltd.	64,149	149,205
*	Namhae Chemical Corp.	65,840	360,627
*	Namsun Aluminum Co. Ltd.	293,744	461,894
*	Namuga Co. Ltd.	32,185	457,937
*	Namyang Dairy Products Co. Ltd.	990	434,046
*	NanoenTek, Inc.	58,289	147,992
*	Nasmedia Co. Ltd.	14,818	258,732
*	Nature & Environment Co. Ltd.	263,818	205,257
# *	Nature Holdings Co. Ltd.	22,214	260,747
*	NeoPharm Co. Ltd.	14,725	289,472
*	Neowiz	43,589	828,038
*	Neowiz Holdings Corp.	13,636	269,002
*	Nepes Ark Corp.	11,540	210,873
# *	NEPES Corp.	56,133	768,624
*	Neptune Co.	31,259	156,079
*	New Power Plasma Co. Ltd.	26,711	103,953
*	Nexen Corp.	108,320	345,807
*	Nexen Tire Corp.	114,158	691,044
*	Nexon Games Co. Ltd.	57,090	636,921
*	Next Entertainment World Co. Ltd.	58,362	181,840
*	NEXTIN, Inc.	19,082	1,022,960
*	NHN Corp.	47,844	887,161
#	NHN KCP Corp.	80,285	730,775
*	NI Steel Co. Ltd.	22,719	88,359
*	NICE Holdings Co. Ltd.	56,349	541,733
*	Nice Information & Telecommunication, Inc.	16,798	272,995
*	NICE Information Service Co. Ltd.	122,690	904,173
*	NICE Total Cash Management Co. Ltd., Class C	42,408	206,891
*	Nong Shim Holdings Co. Ltd.	6,695	323,719
*	NOROO Paint & Coatings Co. Ltd.	32,992	218,824
*	NOVAREX Co. Ltd.	17,413	137,825
*	NPC	58,198	218,351
*	NUVOTEC Co. Ltd.	153,125	89,575
	Obigo, Inc.	5,862	38,172
*	Oceanbridge Co. Ltd.	18,321	160,860
*	OCI Co. Ltd.	14,967	1,028,873
# *	OCI Holdings Co. Ltd.	19,720	1,538,113
	ONEJOON Co. Ltd.	26,328	328,436
*	OptoElectronics Solutions Co. Ltd.	24,003	244,254
*	Orbitech Co. Ltd.	72,941	181,783
#	Orion Holdings Corp.	73,353	789,011
* ††	Osung Advanced Materials Co. Ltd.	213,179	218,746
# *	Ottogi Corp.	4,558	1,366,327
* ††	Paik Kwang Industrial Co. Ltd.	98,951	433,200
*	Pan Entertainment Co. Ltd.	11,123	28,187
*	Paradise Co. Ltd.	139,659	1,320,889
# *	Park Systems Corp.	13,163	1,692,552
#	Partron Co. Ltd.	145,255	867,865
*	Paseco Co. Ltd.	16,834	124,106
*	People & Technology, Inc.	42,761	1,152,485
*	PHA Co. Ltd.	27,238	203,169
# *	PharmaResearch Co. Ltd.	21,943	1,729,355
*	PharmGen Science, Inc.	51,788	226,684
*	Pharmicell Co. Ltd.	168,775	719,030
* ††	PHC Co. Ltd.	94,841	23,166
	Philoptics Co. Ltd.	44,336	332,463
# *	PI Advanced Materials Co. Ltd.	53,939	942,348
#	Poongsan Corp.	57,097	1,666,060

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Poongsan Holdings Corp.	24,968	$675,046
*	Posco M-Tech Co. Ltd.	72,480	1,247,781
*	POSCO Steeleon Co. Ltd.	7,689	285,771
*	Power Logics Co. Ltd.	90,835	776,531
*	Protec Co. Ltd.	14,082	438,913
*	PSK, Inc.	61,581	922,331
*	Pulmuone Co. Ltd.	38,753	298,977
*	Ray Co. Ltd.	21,498	306,188
	Remed Co. Ltd.	44,670	95,607
*	Reyon Pharmaceutical Co. Ltd.	26,643	300,648
*	RFHIC Corp.	54,498	713,803
*	RFTech Co. Ltd.	72,758	218,997
*	Robostar Co. Ltd.	21,039	465,289
*	Robotis Co. Ltd.	9,626	188,411
*	Rsupport Co. Ltd.	59,819	203,854
#	S&S Tech Corp.	49,148	1,574,350
*	Sajo Industries Co. Ltd.	8,592	269,364
*	Sajodaerim Corp.	2,580	63,564
# *	Sam Chun Dang Pharm Co. Ltd.	45,034	2,157,847
*	Sam Young Electronics Co. Ltd.	35,188	261,018
*	Sam Yung Trading Co. Ltd.	63,330	611,485
*	Sambo Motors Co. Ltd.	9,390	38,369
*	Sambu Engineering & Construction Co. Ltd.	490,794	734,433
*	Samchully Co. Ltd.	5,441	384,119
*	Samho Development Co. Ltd.	26,406	64,365
*	SAMHWA Paints Industrial Co. Ltd.	37,979	172,495
*	Samick THK Co. Ltd.	31,605	243,401
*	Samil Pharmaceutical Co. Ltd.	28,019	172,359
*	Samji Electronics Co. Ltd.	12,079	74,981
*	Samjin Pharmaceutical Co. Ltd.	27,872	425,179
*	Samkee Corp.	48,012	71,578
*	Sammok S-Form Co. Ltd.	17,220	209,063
# *	SAMPYO Cement Co. Ltd.	100,242	226,749
*	Samsung Pharmaceutical Co. Ltd.	188,374	282,195
*	Samsung Publishing Co. Ltd.	7,853	122,671
*	SAMT Co. Ltd.	211,277	422,401
*	Samwha Capacitor Co. Ltd.	26,881	690,397
*	Samyang Corp.	10,673	382,504
	Samyang Foods Co. Ltd.	13,290	1,831,546
*	Samyang Holdings Corp.	12,957	655,936
*	Samyang Packaging Corp.	3,255	41,423
*	Samyang Tongsang Co. Ltd.	4,968	189,234
*	Samyoung Co. Ltd.	58,165	162,333
*	Sang-A Frontec Co. Ltd.	35,089	517,474
*	Sangbo Corp.	112,085	197,274
# *	Sangsangin Co. Ltd.	124,136	320,786
# *	Sangsin Energy Display Precision Co. Ltd.	30,989	353,686
*	Saramin Co. Ltd.	25,866	341,143
*	Satrec Initiative Co. Ltd.	22,920	552,097
*	SBI Investment Korea Co. Ltd.	304,100	192,290
* ††	SBW	881,230	133,375
*	S-Connect Co. Ltd.	187,609	241,967
*	SD Biosensor, Inc.	120,400	936,812
*	SDN Co. Ltd.	97,733	85,516
*	SeAH Besteel Holdings Corp.	37,373	612,423
*	SeAH Holdings Corp.	3,283	270,066
	SeAH Steel Corp.	3,625	348,164
	SeAH Steel Holdings Corp.	5,936	967,036
*	Sebang Co. Ltd.	34,190	313,518

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sebang Global Battery Co. Ltd.	18,787	$811,480
#	Seegene, Inc.	110,267	2,087,081
	Segyung Hitech Co. Ltd.	6,339	32,917
*	Sejin Heavy Industries Co. Ltd.	51,963	205,585
*	Sejong Industrial Co. Ltd.	42,372	175,922
*	Sekonix Co. Ltd.	19,943	113,806
*	Selvas AI, Inc.	66,898	857,041
	SEMCNS Co. Ltd.	42,418	243,032
*	Sempio Foods Co.	8,661	184,878
#	Seobu T&D	99,277	561,723
*	Seohan Co. Ltd.	275,621	187,588
*	Seohee Construction Co. Ltd.	11,969	11,395
# *	Seojin System Co. Ltd.	55,762	777,169
*	Seoul Auction Co. Ltd.	35,052	277,133
*	Seoul City Gas Co. Ltd.	3,309	145,845
*	Seoul Semiconductor Co. Ltd.	133,583	1,038,694
*	Seoulin Bioscience Co. Ltd.	14,050	97,152
*	Seoyon Co. Ltd.	52,444	317,121
*	Seoyon E-Hwa Co. Ltd.	37,029	464,780
*	Sewon E&C Co. Ltd.	103,618	98,599
#	SFA Engineering Corp.	52,828	1,069,226
# *	SFA Semicon Co. Ltd.	212,634	1,004,149
*	S-Fuelcell Co. Ltd.	8,025	89,769
*	SGC Energy Co. Ltd.	20,815	374,060
*	Shin Heung Energy & Electronics Co. Ltd.	8,995	288,739
*	Shindaeyang Paper Co. Ltd.	31,268	135,927
*	Shinil Electronics Co. Ltd.	223,203	309,893
*	Shinsegae Information & Communication Co. Ltd.	6,443	66,126
# *	Shinsegae International, Inc.	44,906	541,315
*	Shinsegae, Inc.	9,419	1,215,129
*	Shinsung Delta Tech Co. Ltd.	41,763	2,299,990
*	Shinsung E&G Co. Ltd.	538,994	786,496
#	Shinsung Tongsang Co. Ltd.	122,206	169,963
	Shinyoung Securities Co. Ltd.	17,134	795,256
*	Showbox Corp.	88,149	227,409
# *	Simmtech Co. Ltd.	65,374	1,642,633
*	SIMPAC, Inc.	15,997	46,607
*	Sindoh Co. Ltd.	11,968	327,626
	SK Chemicals Co. Ltd.	23,586	1,136,921
	SK D&D Co. Ltd.	28,197	532,797
	SK Discovery Co. Ltd.	41,409	1,203,824
	SK Gas Ltd.	7,286	832,202
*	SK Networks Co. Ltd.	442,588	2,159,551
*	SK oceanplant Co. Ltd.	79,243	912,018
*	SK Securities Co. Ltd.	1,024,677	480,284
*	SL Corp.	48,829	1,168,639
*	SM Culture & Contents Co. Ltd.	140,860	186,014
*	SMCore, Inc.	48,764	187,289
	SMEC Co. Ltd.	35,679	98,066
	SNT Dynamics Co. Ltd.	24,226	265,754
	SNT Holdings Co. Ltd.	24,371	351,758
#	SNT Motiv Co. Ltd.	28,773	954,051
*	Solid, Inc.	172,396	779,256
*	SOLUM Co. Ltd.	127,659	2,619,871
*	Solus Advanced Materials Co. Ltd.	104,146	875,551
*	Songwon Industrial Co. Ltd.	42,127	479,866
*	Sonid, Inc.	22,802	29,009
*	Soosan Heavy Industries Co. Ltd.	72,251	107,753
# *	Soulbrain Holdings Co. Ltd.	18,254	564,469

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SPC Samlip Co. Ltd.	6,334	$282,358
	SPG Co. Ltd.	39,138	849,922
*	Spigen Korea Co. Ltd.	11,515	299,197
*	ST Pharm Co. Ltd.	33,859	1,566,187
*	STIC Investments, Inc.	123,274	592,147
*	Straffic Co. Ltd.	63,434	200,128
*	Studio Dragon Corp.	35,379	1,213,879
*	STX Heavy Industries Co. Ltd.	49,902	412,381
*	Sugentech, Inc.	31,160	154,289
*	Suheung Co. Ltd.	21,759	451,170
*	Sukgyung AT Co. Ltd.	8,345	315,346
*	Sun Kwang Co. Ltd.	8,309	115,178
*	Sung Kwang Bend Co. Ltd.	51,596	415,453
*	Sungchang Enterprise Holdings Ltd.	202,947	324,349
# *	Sungeel Hitech Co. Ltd.	11,137	733,074
*	Sungshin Cement Co. Ltd.	55,635	332,502
*	Sungwoo Hitech Co. Ltd.	147,314	912,167
*	Sunjin Co. Ltd.	41,013	201,454
*	Sunny Electronics Corp.	114,605	193,657
*	Suprema, Inc.	15,179	292,933
	SV Investment Corp.	103,041	162,593
*	SY Co. Ltd.	101,112	312,633
*	Synergy Innovation Co. Ltd.	110,139	225,199
*	Synopex, Inc.	244,522	1,463,835
*	Systems Technology, Inc.	37,695	748,503
*	T Scientific Co. Ltd.	111,954	118,631
	T&L Co. Ltd.	12,428	377,375
	Tae Kyung Industrial Co. Ltd.	44,125	201,775
*	Taekwang Industrial Co. Ltd.	907	624,507
*	Taekyung BK Co. Ltd.	35,717	156,077
* ††	Taewoong Co. Ltd.	42,454	476,939
# *	Taihan Electric Wire Co. Ltd.	157,804	1,101,871
*	Taihan Fiberoptics Co. Ltd.	183,289	171,401
*	TCC Steel	50,924	1,885,348
*	TechWing, Inc.	97,261	1,153,392
*	Telcon RF Pharmaceutical, Inc.	273,719	155,924
*	Telechips, Inc.	35,218	696,899
	TES Co. Ltd.	45,212	640,889
*	Theragen Etex Co. Ltd.	89,722	276,231
*	Thinkware Systems Corp.	13,873	165,337
*	TK Corp.	47,666	448,507
# *	TKG Huchems Co. Ltd.	64,011	993,426
*	TLB Co. Ltd.	21,223	402,833
*	Tokai Carbon Korea Co. Ltd.	17,011	1,345,546
*	Tongyang Life Insurance Co. Ltd.	130,556	480,897
*	Tongyang, Inc.	429,336	298,534
*	Top Engineering Co. Ltd.	32,020	137,090
*	Toptec Co. Ltd.	67,576	331,420
	Tovis Co. Ltd.	39,177	426,554
*	TS Corp.	140,490	348,246
# *	TSE Co. Ltd.	8,349	260,976
	TSI Co. Ltd.	7,242	42,494
*	Tuksu Construction Co. Ltd.	35,785	240,176
*	TY Holdings Co. Ltd.	48,508	149,634
	TYM Corp.	104,279	433,670
*	UBCare Co. Ltd.	94,062	341,687
*	Ubiquoss Holdings, Inc.	32,753	318,222
*	Ubiquoss, Inc.	26,517	310,994
*	Uju Electronics Co. Ltd.	19,860	234,524

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Uni-Chem Co. Ltd.	155,749	$232,542
*	Unid Btplus Co. Ltd.	17,769	75,872
	Unid Co. Ltd.	12,792	714,056
*	Union Materials Corp.	55,124	121,306
*	Union Semiconductor Equipment & Materials Co. Ltd.	81,568	493,752
*	Uniquest Corp.	31,292	185,286
*	Unison Co. Ltd.	299,302	257,376
*	UniTest, Inc.	56,615	578,388
	V One Tech Co. Ltd.	7,451	52,131
*	Value Added Technology Co. Ltd.	26,781	642,206
*	Viatron Technologies, Inc.	33,511	207,000
*	VICTEK Co. Ltd.	69,996	260,447
* ††	Vidente Co. Ltd.	57,951	54,058
*	Vieworks Co. Ltd.	29,404	601,011
*	Vina Tech Co. Ltd.	10,674	388,191
*	Vitzro Tech Co. Ltd.	19,888	113,006
	Vitzrocell Co. Ltd.	48,568	637,133
*	VT Co. Ltd.	54,440	674,318
*	Webcash Corp.	15,944	112,142
*	Webzen, Inc.	49,778	627,317
# *	Wellbiotec Co. Ltd.	146,351	106,327
*	Wemade Max Co. Ltd.	22,923	199,137
*	Wemade Play Co. Ltd.	2,293	17,666
*	Whanin Pharmaceutical Co. Ltd.	44,496	479,037
*	Winix, Inc.	29,817	222,186
*	Wins Co. Ltd.	28,513	274,776
*	WiSoL Co. Ltd.	60,446	336,849
*	Won Tech Co. Ltd.	29,768	175,048
*	Wonik Holdings Co. Ltd.	131,310	328,819
*	WONIK IPS Co. Ltd.	46,225	1,045,049
# *	Wonik Materials Co. Ltd.	21,079	448,736
# *	Wonik QnC Corp.	52,975	1,116,843
	Woojin, Inc.	34,048	207,241
# *	Woongjin Thinkbig Co. Ltd.	72,625	134,588
*	Wooree Bio Co. Ltd.	30,580	78,188
# *	Woori Technology Investment Co. Ltd.	101,045	458,983
*	Woori Technology, Inc.	480,804	453,485
*	Woory Industrial Co. Ltd.	18,955	182,161
	Wooshin Systems Co. Ltd.	6,033	35,449
*	Woosu AMS Co. Ltd.	99,986	206,809
*	Worldex Industry & Trading Co. Ltd., Class C	40,391	718,385
*	Wysiwyg Studios Co. Ltd.	173,685	396,361
*	Y G-1 Co. Ltd.	31,576	155,145
*	Y2 Solution Co. Ltd.	17,797	37,398
*	Y-entec Co. Ltd.	25,880	137,508
*	YG Entertainment, Inc.	38,975	1,291,954
*	YG PLUS	95,759	298,594
*	YIK Corp.	94,783	390,256
*	YMC Co. Ltd.	26,145	101,170
*	YMT Co. Ltd.	20,730	159,137
*	Youlchon Chemical Co. Ltd.	35,492	765,179
*	Young Poong Corp.	1,052	414,834
	Young Poong Precision Corp.	34,520	321,373
	Youngone Holdings Co. Ltd.	20,806	1,261,092
*	YTN Co. Ltd.	67,542	284,784
*	Yuanta Securities Korea Co. Ltd.	261,720	486,464
*	YuHwa Securities Co. Ltd.	55,733	91,866
*	Yungjin Pharmaceutical Co. Ltd.	170,252	258,412
*	Zeus Co. Ltd.	66,051	840,197

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Zinus, Inc.	33,384	$340,260
TOTAL SOUTH KOREA			430,863,289
TAIWAN — (16.8%)
	104 Corp.	1,000	6,990
	91APP, Inc.	109,000	335,726
#	ABC Taiwan Electronics Corp.	277,954	195,306
	Abico Avy Co. Ltd.	324,841	245,439
#	Ability Enterprise Co. Ltd.	583,293	462,487
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	1,468,287
#	AcBel Polytech, Inc.	1,594,356	2,071,019
	Acer E-Enabling Service Business, Inc.	10,000	91,701
	ACES Electronic Co. Ltd.	333,822	413,699
*	Acon Holding, Inc.	832,560	281,489
	Acter Group Corp. Ltd.	353,980	2,049,509
#	Action Electronics Co. Ltd.	732,000	422,922
	Actron Technology Corp.	163,151	875,304
	ADATA Technology Co. Ltd.	931,141	2,850,125
	Addcn Technology Co. Ltd.	119,720	769,411
	Adlink Technology, Inc.	98,000	190,679
#	Advanced Ceramic X Corp.	156,000	1,073,800
#	Advanced International Multitech Co. Ltd.	384,000	867,154
# *	Advanced Optoelectronic Technology, Inc.	400,000	386,029
#	Advanced Power Electronics Corp.	138,000	390,460
#	Advancetek Enterprise Co. Ltd.	1,051,519	1,226,392
	AEON Motor Co. Ltd.	23,359	25,681
#	Aerospace Industrial Development Corp.	2,123,000	3,327,688
#	AGV Products Corp.	1,432,433	538,783
#	AIC, Inc.	8,000	110,542
#	Alexander Marine Co. Ltd.	51,000	548,463
# *	ALI Corp.	539,775	454,578
#	Allied Circuit Co. Ltd.	113,000	535,836
#	Allied Supreme Corp.	104,000	1,085,489
#	Allis Electric Co. Ltd.	529,556	1,419,207
#	Alltek Technology Corp.	554,423	623,584
	Alltop Technology Co. Ltd.	111,774	684,617
#	Alpha Networks, Inc.	834,158	1,025,785
#	Altek Corp.	898,945	1,050,400
	Amazing Microelectronic Corp.	278,352	983,593
	Ambassador Hotel	1,111,000	1,626,721
	AMPACS Corp.	76,000	119,356
	Ampire Co. Ltd.	317,000	382,303
#	AMPOC Far-East Co. Ltd.	317,444	871,796
	AmTRAN Technology Co. Ltd.	2,008,398	852,953
*	Amulaire Thermal Technology, Inc.	36,017	35,564
#	Anji Technology Co. Ltd.	77,317	91,070
	Anpec Electronics Corp.	197,007	1,317,720
#	Apac Opto Electronics, Inc.	147,000	529,699
	Apacer Technology, Inc.	315,325	581,466
	APAQ Technology Co. Ltd.	484	1,059
	APCB, Inc.	321,000	236,647
#	Apex Biotechnology Corp.	264,483	281,316
	Apex International Co. Ltd.	485,470	733,573
	Apex Science & Engineering	455,054	177,143
	Arcadyan Technology Corp.	473,055	2,604,632
	Ardentec Corp.	1,376,274	3,244,852
	Ares International Corp.	40,000	74,184
#	Argosy Research, Inc.	185,396	1,030,006
	Asia Electronic Material Co. Ltd.	62,000	44,157

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asia Optical Co., Inc.	766,000	$1,642,287
#	Asia Polymer Corp.	1,330,996	943,901
#	Asia Tech Image, Inc.	198,000	413,976
#	ASIX Electronics Corp.	111,000	442,936
#	ASolid Technology Co. Ltd.	58,000	175,129
	ASROCK, Inc.	126,000	930,953
	ATE Energy International Co. Ltd.	42,000	46,517
#	Aten International Co. Ltd.	350,479	891,431
	Audix Corp.	279,600	566,806
	AURAS Technology Co. Ltd.	192,148	2,313,809
	Aurora Corp.	262,349	617,150
#	Avalue Technology, Inc.	164,000	613,206
	Avermedia Technologies	36,000	38,814
	Awea Mechantronic Co. Ltd.	53,210	54,134
#	Axiomtek Co. Ltd.	218,765	584,891
# *	Azurewave Technologies, Inc.	214,000	395,835
#	Bafang Yunji International Co. Ltd., Class C	81,000	422,241
# *	Bank of Kaohsiung Co. Ltd.	2,590,794	989,304
	Basso Industry Corp.	472,900	602,026
#	BenQ Materials Corp.	556,000	617,441
#	BES Engineering Corp.	4,254,750	1,669,077
#	Billion Electric Co. Ltd.	49,000	59,900
#	Bin Chuan Enterprise Co. Ltd.	288,070	222,931
	Bionet Corp.	10,000	18,438
	Bionime Corp.	133,000	300,112
# *	Biostar Microtech International Corp.	631,975	463,310
#	Bioteque Corp.	216,308	771,096
	Bizlink Holding, Inc.	64,000	470,995
	Bon Fame Co. Ltd.	32,000	91,368
#	Brave C&H Supply Co. Ltd.	75,000	329,702
	Bright Led Electronics Corp.	375,520	225,267
	Brighten Optix Corp.	9,000	53,237
	Brighton-Best International Taiwan, Inc.	1,469,318	1,586,139
	Brillian Network & Automation Integrated System Co. Ltd.	28,000	115,730
#	Browave Corp.	197,000	572,393
#	C Sun Manufacturing Ltd.	502,969	1,346,204
# *	Calin Technology Co. Ltd.	38,000	48,668
	Cameo Communications, Inc.	745,645	235,098
#	Capital Futures Corp.	328,895	524,962
	Capital Securities Corp.	5,770,501	2,958,444
#	Career Technology MFG. Co. Ltd.	1,499,462	979,399
#	Carnival Industrial Corp.	302,353	116,100
#	Castles Technology Co. Ltd.	188,859	712,984
#	Caswell, Inc.	82,000	286,227
	Cathay Chemical Works	30,000	46,814
	Cathay Real Estate Development Co. Ltd.	1,673,700	1,022,042
	Cayman Engley Industrial Co. Ltd.	145,099	255,701
#	CCP Contact Probes Co. Ltd.	159,844	211,095
#	Celxpert Energy Corp.	300,919	268,826
#	Center Laboratories, Inc.	1,687,031	2,456,925
*	Central Reinsurance Co. Ltd.	832,905	612,936
#	Chain Chon Industrial Co. Ltd.	453,484	195,279
*	ChainQui Construction Development Co. Ltd.	451,080	251,272
# *	Champion Building Materials Co. Ltd.	701,465	242,868
	Champion Microelectronic Corp.	23,000	52,583
	Chang Wah Electromaterials, Inc.	1,297,350	1,488,503
#	Chang Wah Technology Co. Ltd.	1,180,425	1,253,477
#	Channel Well Technology Co. Ltd.	655,000	1,644,839
#	Chant Sincere Co. Ltd.	132,000	351,688

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Charoen Pokphand Enterprise	618,483	$1,903,322
#	CHC Healthcare Group	338,000	607,265
#	CHC Resources Corp.	346,282	614,453
#	Chen Full International Co. Ltd.	342,000	415,428
#	Chenbro Micom Co. Ltd.	189,000	1,688,932
#	Chenfull Precision Co. Ltd.	29,000	93,149
#	Cheng Loong Corp.	2,720,383	2,504,389
#	Cheng Mei Materials Technology Corp.	1,142,524	489,050
	Cheng Uei Precision Industry Co. Ltd.	1,061,331	1,513,931
#	Chenming Electronic Technology Corp.	287,437	381,771
	Chia Chang Co. Ltd.	378,000	515,243
#	Chia Hsin Cement Corp.	1,760,643	1,003,575
	Chicony Power Technology Co. Ltd.	408,454	1,905,096
	Chief Telecom, Inc.	42,900	437,847
#	Chieftek Precision Co. Ltd.	248,847	503,632
#	Chien Kuo Construction Co. Ltd.	406,249	223,793
	Chien Shing Harbour Service Co. Ltd.	16,000	22,585
#	China Bills Finance Corp.	2,632,000	1,236,353
	China Chemical & Pharmaceutical Co. Ltd.	839,000	624,567
	China Ecotek Corp.	145,000	287,208
#	China Electric Manufacturing Corp.	798,959	424,219
	China Fineblanking Technology Co. Ltd.	59,593	60,131
	China General Plastics Corp.	1,397,461	916,951
	China Glaze Co. Ltd.	235,002	129,222
# *	China Man-Made Fiber Corp.	4,486,390	1,112,660
	China Metal Products	953,603	1,200,582
	China Motor Corp.	457,600	1,669,612
# *	China Petrochemical Development Corp.	10,891,553	3,272,725
	China Steel Chemical Corp.	548,554	1,988,041
#	China Steel Structure Co. Ltd.	282,000	477,582
	China Wire & Cable Co. Ltd.	252,160	281,328
	Chinese Maritime Transport Ltd.	266,594	377,605
#	Ching Feng Home Fashions Co. Ltd.	440,619	287,962
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,726,194
#	Chipbond Technology Corp.	2,135,000	4,911,428
	ChipMOS Technologies, Inc.	1,896,076	2,588,374
#	Chlitina Holding Ltd.	172,000	1,035,406
	Chong Hong Construction Co. Ltd.	639,666	1,550,353
#	Chun YU Works & Co. Ltd.	526,050	389,375
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,022,327
	Chung Hung Steel Corp.	1,535,979	1,166,231
	Chung Hwa Food Industrial Co. Ltd.	126,535	400,716
#	Chung Hwa Pulp Corp.	1,310,405	942,615
	Chung-Hsin Electric & Machinery Manufacturing Corp.	578,375	2,196,717
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	229,407
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	946,633
	Chyang Sheng Dyeing & Finishing Co. Ltd.	304,000	172,679
#	Cleanaway Co. Ltd.	274,000	1,566,407
#	Clevo Co.	1,450,200	1,913,596
# *	CMC Magnetics Corp.	2,651,108	908,443
#	C-Media Electronics, Inc.	71,000	157,819
	CoAsia Electronics Corp.	107,827	87,246
#	Collins Co. Ltd.	351,431	218,128
#	Compucase Enterprise	278,000	680,865
*	Concord Securities Co. Ltd.	1,640,796	683,295
#	Continental Holdings Corp.	1,287,320	1,116,130
#	Contrel Technology Co. Ltd.	513,000	353,063
#	Coremax Corp.	276,215	609,289
	Coretronic Corp.	1,108,200	2,502,325

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Co-Tech Development Corp.	795,533	$1,490,117
	Crowell Development Corp.	85,000	102,572
*	CSBC Corp. Taiwan	563,350	323,253
	CTCI Corp.	1,926,000	2,600,990
	Cub Elecparts, Inc.	32,000	132,145
	CviLux Corp.	227,040	315,335
	Cyberlink Corp.	34,000	99,758
#	CyberPower Systems, Inc.	223,650	1,340,887
*	CyberTAN Technology, Inc.	1,150,779	762,261
	Cypress Technology Co. Ltd.	133,489	161,317
	Cystech Electronics Corp.	20,750	52,374
	DA CIN Construction Co. Ltd.	881,368	1,341,449
	Dadi Early-Childhood Education Group Ltd.	18,357	22,582
	Dafeng TV Ltd.	304,870	500,988
	Da-Li Development Co. Ltd.	1,383,434	1,506,364
	Darfon Electronics Corp.	658,550	1,069,128
#	Darwin Precisions Corp.	1,153,635	568,932
#	Daxin Materials Corp.	191,200	652,284
#	De Licacy Industrial Co. Ltd.	970,881	403,054
	Delpha Construction Co. Ltd.	485,000	586,684
	Depo Auto Parts Ind Co. Ltd.	302,000	1,440,803
	DFI, Inc.	9,000	18,745
#	Dimerco Data System Corp.	208,612	896,180
	Dimerco Express Corp.	453,945	1,267,663
#	D-Link Corp.	1,746,855	1,077,946
	Donpon Precision, Inc.	104,000	82,241
#	Dr Wu Skincare Co. Ltd.	57,000	269,440
#	Draytek Corp.	207,000	199,146
	Drewloong Precision, Inc.	42,128	201,507
	Dyaco International, Inc.	212,545	220,940
#	Dynamic Holding Co. Ltd.	732,707	1,936,953
	Dynapack International Technology Corp.	480,000	1,276,191
*	Eastern Media International Corp.	693,765	462,728
	ECOVE Environment Corp.	113,000	1,072,979
#	Edimax Technology Co. Ltd.	599,108	312,298
#	Edison Opto Corp.	262,749	212,082
#	Edom Technology Co. Ltd.	732,964	573,721
#	eGalax_eMPIA Technology, Inc.	199,777	380,861
#	Egis Technology, Inc.	173,000	1,501,381
#	Elan Microelectronics Corp.	907,400	4,340,320
#	E-Lead Electronic Co. Ltd.	197,873	371,950
	E-LIFE MALL Corp.	295,000	800,777
#	Elite Advanced Laser Corp.	531,226	1,057,729
	Elite Semiconductor Microelectronics Technology, Inc.	855,200	2,509,934
#	Elitegroup Computer Systems Co. Ltd.	875,254	862,843
#	Emerging Display Technologies Corp.	462,000	475,027
	Ennoconn Corp.	204,938	1,762,189
# *	Ennostar, Inc.	1,978,462	2,653,660
	EnTie Commercial Bank Co. Ltd.	2,090,603	929,322
	Episil Technologies, Inc.	598,000	1,202,111
#	Episil-Precision, Inc.	300,000	538,711
	Eris Technology Corp.	42,940	352,227
	Eson Precision Ind Co. Ltd.	272,000	485,282
#	Eternal Materials Co. Ltd.	2,927,985	2,679,694
	Eurocharm Holdings Co. Ltd.	102,000	563,145
	Ever Supreme Bio Technology Co. Ltd.	94,569	586,683
*	Everest Textile Co. Ltd.	999,762	228,817
	Evergreen Aviation Technologies Corp.	48,000	155,550
	Evergreen International Storage & Transport Corp.	1,590,000	1,691,020

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Evergreen Steel Corp.	351,000	$1,266,903
#	Everlight Chemical Industrial Corp.	1,564,606	935,412
	Everlight Electronics Co. Ltd.	1,251,000	1,937,402
*	Everspring Industry Co. Ltd.	209,800	97,068
	Excelliance Mos Corp.	14,000	55,185
	Excelsior Medical Co. Ltd.	397,129	1,098,764
#	EZconn Corp.	159,800	467,121
	Far Eastern Department Stores Ltd.	3,235,000	2,568,684
	Far Eastern International Bank	8,119,246	3,163,699
#	Farglory F T Z Investment Holding Co. Ltd.	423,121	753,301
	Farglory Land Development Co. Ltd.	831,000	1,520,770
*	Federal Corp.	1,194,238	699,465
#	Feedback Technology Corp.	100,200	305,124
	Feng Hsin Steel Co. Ltd.	1,642,100	3,559,776
	FineTek Co. Ltd.	4,440	13,363
#	Firich Enterprises Co. Ltd.	226,514	214,246
	First Copper Technology Co. Ltd.	18,000	17,737
#	First Hi-Tec Enterprise Co. Ltd.	184,580	645,518
#	First Hotel	713,350	343,447
#	First Insurance Co. Ltd.	900,179	526,703
# *	First Steamship Co. Ltd.	2,251,612	595,901
#	FIT Holding Co. Ltd.	485,456	671,921
	Fitipower Integrated Technology, Inc.	220,350	1,649,862
	Fittech Co. Ltd.	156,000	320,645
#	FLEXium Interconnect, Inc.	1,046,087	2,854,217
	Flytech Technology Co. Ltd.	369,309	801,352
	FocalTech Systems Co. Ltd.	72,000	227,162
#	Forcecon Tech Co. Ltd.	168,000	871,741
#	Formosa Advanced Technologies Co. Ltd.	589,000	711,512
	Formosa Electronic Industries, Inc.	23,000	27,875
# *	Formosa International Hotels Corp.	183,329	1,244,953
#	Formosa Laboratories, Inc.	286,089	1,025,194
	Formosa Oilseed Processing Co. Ltd.	233,695	395,585
#	Formosa Optical Technology Co. Ltd.	128,000	357,820
#	Formosa Taffeta Co. Ltd.	1,478,000	1,137,191
	Formosan Rubber Group, Inc.	664,956	502,363
#	Formosan Union Chemical	1,117,733	736,235
	Founding Construction & Development Co. Ltd.	629,623	459,504
	Foxsemicon Integrated Technology, Inc.	248,027	1,710,320
	Franbo Lines Corp.	53,328	32,668
#	Froch Enterprise Co. Ltd.	581,189	346,805
	FSP Technology, Inc.	549,427	909,727
#	Fu Hua Innovation Co. Ltd.	744,037	669,289
#	Fulgent Sun International Holding Co. Ltd.	443,748	1,786,648
	Fullerton Technology Co. Ltd.	305,600	212,660
#	Fulltech Fiber Glass Corp.	1,329,052	620,699
	Fusheng Precision Co. Ltd.	273,000	1,972,890
	Fwusow Industry Co. Ltd.	774,702	469,777
#	G Shank Enterprise Co. Ltd.	478,281	1,083,743
*	G Tech Optoelectronics Corp.	16,084	14,964
#	Gallant Precision Machining Co. Ltd.	163,000	180,986
#	Gamania Digital Entertainment Co. Ltd.	384,000	949,599
*	GCS Holdings, Inc.	269,000	257,821
#	GEM Services, Inc.	207,570	436,968
	Gemtek Technology Corp.	1,310,219	1,483,149
	General Interface Solution Holding Ltd.	757,000	1,513,501
#	General Plastic Industrial Co. Ltd.	221,357	238,471
#	Generalplus Technology, Inc.	195,000	322,188
#	Genius Electronic Optical Co. Ltd.	238,917	3,037,335

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genmont Biotech, Inc.	153,000	$114,592
	Genovate Biotechnology Co. Ltd.	66,000	52,644
	GeoVision, Inc.	215,096	298,731
	Getac Holdings Corp.	753,360	2,477,328
#	GFC Ltd.	229,600	608,990
#	Giantplus Technology Co. Ltd.	961,900	413,070
*	Gigasolar Materials Corp.	85,400	272,392
# *	Gigastorage Corp.	774,965	416,157
	Global Brands Manufacture Ltd.	858,730	1,751,933
	Global Lighting Technologies, Inc.	284,000	447,550
	Global Mixed Mode Technology, Inc.	222,000	1,741,597
#	Global PMX Co. Ltd.	168,000	565,189
# *	Globe Union Industrial Corp.	763,230	372,550
	Gloria Material Technology Corp.	1,197,547	1,818,177
*	GlycoNex, Inc.	14,000	12,100
	GMI Technology, Inc.	16,000	12,720
	Goldsun Building Materials Co. Ltd., Class C	3,055,587	2,897,370
#	Good Will Instrument Co. Ltd.	238,869	319,198
#	Gordon Auto Body Parts	315,000	309,491
	Gourmet Master Co. Ltd.	274,000	839,913
# *	Grand Fortune Securities Co. Ltd.	1,013,683	419,428
	Grand Pacific Petrochemical	3,961,280	1,821,175
	Grand Process Technology Corp.	79,000	1,595,978
#	GrandTech CG Systems, Inc.	204,797	445,821
	Grape King Bio Ltd.	408,000	1,987,297
	Great China Metal Industry	509,000	388,193
	Great Taipei Gas Co. Ltd.	1,444,000	1,493,943
#	Great Tree Pharmacy Co. Ltd.	202,406	2,156,963
	Great Wall Enterprise Co. Ltd.	2,255,001	4,154,779
	Greatek Electronics, Inc.	978,000	1,848,854
	Green World FinTech Service Co. Ltd.	14,700	212,320
#	Group Up Industrial Co. Ltd.	98,000	476,877
	GTM Holdings Corp.	431,150	419,894
#	Gudeng Precision Industrial Co. Ltd.	130,094	1,669,292
*	Hai Kwang Enterprise Corp.	52,500	33,795
#	Hannstar Board Corp.	945,954	1,719,684
# *	HannStar Display Corp.	6,059,505	2,275,742
# *	HannsTouch Holdings Co.	1,789,782	526,757
#	Hanpin Electron Co. Ltd.	170,000	217,558
#	Harvatek Corp.	562,949	453,826
	Heran Co. Ltd.	6,000	21,673
	Hey Song Corp.	1,478,750	1,878,093
#	Hi-Clearance, Inc.	106,290	453,031
	Highlight Tech Corp.	321,281	524,873
	Hi-Lai Foods Co. Ltd.	17,000	82,397
*	HIM International Music, Inc.	60,710	209,713
#	Hiroca Holdings Ltd.	187,448	233,365
#	Hitron Technology, Inc.	472,557	509,324
	Hiyes International Co. Ltd.	16,700	50,173
#	Ho Tung Chemical Corp.	3,014,684	854,756
#	Hocheng Corp.	783,734	425,610
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	158,065
#	Holiday Entertainment Co. Ltd.	162,430	465,881
#	Holtek Semiconductor, Inc.	632,000	1,248,785
	Holy Stone Enterprise Co. Ltd.	532,655	1,598,837
	Hong Pu Real Estate Development Co. Ltd.	756,185	708,326
	Hong TAI Electric Industrial	794,000	686,403
	Hong YI Fiber Industry Co.	353,652	189,727
*	Horizon Securities Co. Ltd.	1,136,320	372,537

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hota Industrial Manufacturing Co. Ltd.	543,299	$910,521
#	Hotron Precision Electronic Industrial Co. Ltd.	75,667	82,172
#	Hsin Kuang Steel Co. Ltd.	419,000	745,422
	Hsin Yung Chien Co. Ltd.	157,255	525,053
	Hsing TA Cement Co.	488,162	276,245
# *	HTC Corp.	1,791,000	2,797,920
	Hu Lane Associate, Inc.	251,737	1,207,603
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	725,104
	Hua Yu Lien Development Co. Ltd.	76,000	203,886
	Huaku Development Co. Ltd.	821,816	2,496,979
	Huang Hsiang Construction Corp.	205,800	282,909
	Hung Ching Development & Construction Co. Ltd.	598,000	564,646
#	Hung Sheng Construction Ltd.	1,112,251	706,482
	Huxen Corp.	119,244	197,098
	Hwa Fong Rubber Industrial Co. Ltd.	717,812	328,382
#	Hwacom Systems, Inc.	362,000	218,869
	Ibase Gaming, Inc.	8,000	11,972
	Ibase Technology, Inc.	132,000	363,819
*	IBF Financial Holdings Co. Ltd.	8,739,826	3,335,649
	IC Plus Corp.	30,000	54,229
#	Ichia Technologies, Inc.	673,000	728,479
#	I-Chiun Precision Industry Co. Ltd.	580,567	917,236
#	IEI Integration Corp.	388,832	969,411
#	Infortrend Technology, Inc.	695,163	452,367
#	Info-Tek Corp.	203,000	317,294
#	Ingentec Corp.	55,338	317,961
	Innodisk Corp.	268,705	2,604,689
#	Inpaq Technology Co. Ltd.	291,524	704,591
#	Insyde Software Corp.	97,000	781,251
	Intai Technology Corp.	135,400	531,100
#	Integrated Service Technology, Inc.	215,326	744,051
	IntelliEPI, Inc.	40,000	74,187
	International CSRC Investment Holdings Co.	2,493,363	1,495,074
	Iron Force Industrial Co. Ltd.	135,393	379,190
	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	723,758
	I-Sunny Construction & Development Co. Ltd.	28,000	80,318
	ITE Technology, Inc.	446,095	2,166,208
	ITEQ Corp.	689,040	1,824,279
	J&V Energy Technology Co. Ltd.	12,000	43,582
#	Jarllytec Co. Ltd.	164,000	1,221,422
#	Jess-Link Products Co. Ltd.	269,925	687,683
	Jetway Information Co. Ltd.	46,000	60,713
	Jetwell Computer Co. Ltd.	10,000	30,408
	Jia Wei Lifestyle, Inc.	52,000	100,231
	Jih Lin Technology Co. Ltd.	178,000	372,688
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	43,878
	Johnson Health Tech Co. Ltd.	37,000	76,595
	Joinsoon Electronics Manufacturing Co. Ltd.	82,000	58,606
#	Jourdeness Group Ltd.	111,000	199,487
#	JPP Holding Co. Ltd.	20,000	80,442
#	K Laser Technology, Inc.	555,000	436,101
	Kaimei Electronic Corp.	278,183	566,035
#	Kaori Heat Treatment Co. Ltd.	225,197	1,628,991
	Kaulin Manufacturing Co. Ltd.	59,330	24,835
	Kedge Construction Co. Ltd.	15,525	39,198
	Keding Enterprises Co. Ltd.	5,000	18,353
#	KEE TAI Properties Co. Ltd.	1,227,473	602,844
	Kenda Rubber Industrial Co. Ltd.	1,850,155	1,762,756
#	Kenmec Mechanical Engineering Co. Ltd.	328,000	634,506

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kerry TJ Logistics Co. Ltd.	732,000	$871,396
	Key Ware Electronics Co. Ltd.	205,666	76,764
	Keystone Microtech Corp.	38,000	352,471
	Kindom Development Co. Ltd.	1,206,900	1,525,494
	King Chou Marine Technology Co. Ltd.	234,920	292,043
	King's Town Bank Co. Ltd.	2,749,701	3,577,917
# *	King's Town Construction Co. Ltd.	333,074	330,819
	Kinik Co.	318,000	2,225,896
#	Kinko Optical Co. Ltd.	412,103	344,078
	Kinpo Electronics	3,476,157	1,709,051
	Kinsus Interconnect Technology Corp.	658,000	2,106,204
#	KMC Kuei Meng International, Inc.	190,253	768,557
#	KNH Enterprise Co. Ltd.	589,020	497,942
	Ko Ja Cayman Co. Ltd.	13,000	25,099
#	KS Terminals, Inc.	389,482	847,947
	Kung Long Batteries Industrial Co. Ltd.	244,000	1,013,649
# *	Kung Sing Engineering Corp.	1,126,290	452,940
	Kuo Toong International Co. Ltd.	662,648	1,195,014
*	Kuo Yang Construction Co. Ltd.	691,899	483,388
	Kwong Fong Industries Corp.	313,691	116,177
	Kwong Lung Enterprise Co. Ltd.	316,000	585,174
#	KYE Systems Corp.	772,672	402,022
#	L&K Engineering Co. Ltd.	545,048	2,974,751
#	La Kaffa International Co. Ltd.	80,701	335,620
*	LAN FA Textile	805,933	242,467
#	LandMark Optoelectronics Corp.	276,300	946,644
*	Lang, Inc.	12,000	15,348
	Lanner Electronics, Inc.	295,650	1,085,413
#	Laser Tek Taiwan Co. Ltd.	254,128	277,432
	Laster Tech Corp. Ltd.	107,091	165,842
*	Leader Electronics, Inc.	60,000	39,515
# *	Lealea Enterprise Co. Ltd.	2,497,967	800,464
*	Leatec Fine Ceramics Co. Ltd.	23,000	20,306
#	LEE CHI Enterprises Co. Ltd.	648,000	310,931
#	Lelon Electronics Corp.	317,327	695,527
#	Lemtech Holdings Co. Ltd.	108,055	295,337
*	Leofoo Development Co. Ltd.	93,278	52,684
# *	Li Cheng Enterprise Co. Ltd.	282,108	176,704
*	Li Peng Enterprise Co. Ltd.	1,735,897	427,219
	Lian HWA Food Corp.	342,392	948,195
	Lida Holdings Ltd.	189,400	194,598
	Lingsen Precision Industries Ltd.	1,273,506	991,802
	Lintes Technology Co. Ltd.	16,000	81,884
# *	Lion Travel Service Co. Ltd.	61,000	250,951
	Liton Technology Corp.	89,000	99,109
*	Long Bon International Co. Ltd.	694,274	344,808
	Longchen Paper & Packaging Co. Ltd.	2,475,637	1,092,511
#	Longwell Co.	400,000	822,839
	Lu Hai Holding Corp.	98,102	90,733
#	Lucky Cement Corp.	540,000	262,154
	Lumax International Corp. Ltd.	303,832	874,500
*	Lung Yen Life Service Corp.	463,000	571,703
	Lungteh Shipbuilding Co. Ltd.	96,000	251,923
#	Luxe Green Energy Technology Co. Ltd.	76,000	79,924
#	M3 Technology, Inc.	43,000	243,202
#	M31 Technology Corp.	63,800	3,573,352
#	Macauto Industrial Co. Ltd.	172,000	386,366
#	Machvision, Inc.	119,398	1,050,418
	Macroblock, Inc.	81,000	260,929

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Macronix International Co. Ltd.	274,000	$255,278
#	Marketech International Corp.	227,000	1,062,726
#	Materials Analysis Technology, Inc.	161,320	1,299,544
	Maxigen Biotech, Inc.	22,600	33,021
#	Mayer Steel Pipe Corp.	517,567	543,624
	Maywufa Co. Ltd.	69,322	49,227
#	Mechema Chemicals International Corp.	152,000	386,404
	Meiloon Industrial Co.	266,184	168,170
*	Mercuries & Associates Holding Ltd.	1,697,367	671,392
*	Mercuries Life Insurance Co. Ltd.	8,841,641	1,361,045
#	Merida Industry Co. Ltd.	267,000	1,462,269
	Merry Electronics Co. Ltd.	520,914	1,695,434
#	METAAGE Corp.	96,000	216,805
#	Mildef Crete, Inc.	193,000	504,042
#	MIN AIK Technology Co. Ltd.	398,452	254,803
#	Mirle Automation Corp.	602,098	689,265
#	Mitac Holdings Corp.	2,861,918	4,113,439
# *	Mobiletron Electronics Co. Ltd.	155,800	262,235
#	MOSA Industrial Corp.	163,391	119,547
#	Mosel Vitelic, Inc.	169,000	167,292
	Motech Industries, Inc.	204,000	169,392
#	MPI Corp.	228,000	2,007,275
#	MSSCORPS Co. Ltd.	85,000	380,242
	Nak Sealing Technologies Corp.	173,954	713,336
	Namchow Holdings Co. Ltd.	565,000	940,211
	Nan Liu Enterprise Co. Ltd.	97,000	223,657
	Nan Pao Resins Chemical Co. Ltd.	30,000	278,065
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	517,317	200,697
#	Nang Kuang Pharmaceutical Co. Ltd.	213,000	333,268
	Nantex Industry Co. Ltd.	927,606	1,070,036
	National Aerospace Fasteners Corp.	74,000	214,685
#	National Petroleum Co. Ltd.	227,824	485,536
#	Netronix, Inc.	209,000	601,621
	New Best Wire Industrial Co. Ltd.	195,600	215,926
# *	New Era Electronics Co. Ltd.	34,000	49,626
*	Newmax Technology Co. Ltd.	118,000	123,366
#	Nexcom International Co. Ltd.	420,094	628,276
	Nichidenbo Corp.	636,417	1,148,848
	Nidec Chaun-Choung Technology Corp.	110,000	460,051
	Nien Hsing Textile Co. Ltd.	426,345	260,022
	Niko Semiconductor Co. Ltd.	220,400	385,563
#	Nishoku Technology, Inc.	132,400	438,071
#	Nova Technology Corp.	84,000	373,102
#	Nuvoton Technology Corp.	202,000	826,768
	O-Bank Co. Ltd.	2,729,071	820,227
*	Ocean Plastics Co. Ltd.	764,200	886,540
#	OK Biotech Co. Ltd.	215,130	170,070
#	Optimax Technology Corp.	164,000	173,495
#	Orient Semiconductor Electronics Ltd.	1,061,599	2,160,325
#	Oriental Union Chemical Corp.	1,577,267	930,122
#	O-TA Precision Industry Co. Ltd.	216,227	612,499
	Pacific Construction Co.	1,004,921	320,806
#	Pacific Hospital Supply Co. Ltd.	255,209	688,929
	Paiho Shih Holdings Corp.	561,560	321,055
#	Pan German Universal Motors Ltd.	32,000	300,413
#	Pan Jit International, Inc.	988,486	1,947,110
#	Pan-International Industrial Corp.	1,321,747	1,394,872
#	Panion & BF Biotech, Inc.	203,449	671,366
#	Paragon Technologies Co. Ltd.	163,246	174,376

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Parpro Corp.	208,000	$220,927
# *	PChome Online, Inc.	354,383	506,407
#	PCL Technologies, Inc.	196,400	455,473
#	P-Duke Technology Co. Ltd.	214,633	655,542
#	Pegavision Corp.	112,913	1,400,427
#	Phoenix Silicon International Corp.	370,293	604,712
*	Phytohealth Corp.	161,000	113,193
	Pixart Imaging, Inc.	462,150	2,345,856
#	Planet Technology Corp.	160,000	731,701
#	Plastron Precision Co. Ltd.	402,460	228,505
#	Polytronics Technology Corp.	215,124	362,794
	Posiflex Technology, Inc.	92,457	347,320
#	Power Wind Health Industry, Inc.	119,314	428,735
	Powertip Technology Corp.	58,000	29,750
	Poya International Co. Ltd.	140,913	2,321,736
	President Securities Corp.	2,779,193	1,671,162
#	Primax Electronics Ltd.	1,333,000	2,794,365
	Prince Housing & Development Corp.	3,386,644	1,134,641
#	Princeton Technology Corp.	180,000	165,385
#	Pro Hawk Corp.	70,000	333,057
#	Progate Group Corp.	36,000	475,488
	Prolific Technology, Inc.	40,000	50,443
	Promate Electronic Co. Ltd.	622,000	1,186,601
#	Prosperity Dielectrics Co. Ltd.	312,559	453,980
	QST International Corp.	121,612	238,317
	Qualipoly Chemical Corp.	308,048	368,609
#	Quang Viet Enterprise Co. Ltd.	154,000	539,885
#	Quanta Storage, Inc.	548,000	1,397,386
#	Quintain Steel Co. Ltd.	970,039	474,511
	Radiant Opto-Electronics Corp.	867,000	3,834,169
*	Radium Life Tech Co. Ltd.	1,929,242	579,965
	Rafael Microelectronics, Inc.	28,821	133,147
	Raydium Semiconductor Corp.	166,000	1,991,903
#	Rechi Precision Co. Ltd.	880,181	621,097
*	Rexon Industrial Corp. Ltd.	50,000	71,243
# *	Rich Development Co. Ltd.	1,711,036	513,424
*	Ritek Corp.	2,008,867	499,882
* ††	Roo Hsing Co. Ltd.	568,000	62,270
#	Ruby Tech Corp.	12,000	25,055
	Ruentex Engineering & Construction Co.	199,540	750,475
	Run Long Construction Co. Ltd.	130,000	427,484
	Sakura Development Co. Ltd.	389,555	600,727
#	Sampo Corp.	1,267,861	1,153,924
#	San Fang Chemical Industry Co. Ltd.	686,647	575,969
#	San Far Property Ltd.	573,510	397,566
#	San Fu Chemical Co. Ltd.	69,000	280,669
#	San Shing Fastech Corp.	445,875	783,195
	Sanitar Co. Ltd.	176,000	204,339
#	Savior Lifetec Corp.	671,000	428,006
	SCI Pharmtech, Inc.	36,982	112,158
#	Scientech Corp.	190,000	1,313,665
	ScinoPharm Taiwan Ltd.	578,000	463,917
	SDI Corp.	398,000	1,301,315
#	Sea Sonic Electronics Co. Ltd.	87,000	255,584
#	Securitag Assembly Group Co.	37,000	119,187
#	Senao International Co. Ltd.	310,541	375,213
#	Senao Networks, Inc.	81,000	618,600
#	Sensortek Technology Corp.	30,000	430,515
#	Sercomm Corp.	818,000	3,388,373

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sesoda Corp.	616,803	$635,875
	Shan-Loong Transportation Co. Ltd.	262,000	249,358
#	Sharehope Medicine Co. Ltd.	309,300	320,115
	Sheng Yu Steel Co. Ltd.	328,980	295,204
#	ShenMao Technology, Inc.	355,891	759,665
#	Shieh Yih Machinery Industry Co. Ltd.	166,000	126,890
#	Shih Her Technologies, Inc.	162,000	470,198
#	Shih Wei Navigation Co. Ltd.	966,842	598,850
	Shin Hai Gas Corp.	1,245	2,152
	Shin Hsiung Natural Gas Co. Ltd.	31,735	56,763
#	Shin Ruenn Development Co. Ltd.	167,000	310,899
	Shin Zu Shing Co. Ltd.	531,943	2,535,339
#	Shinfox Energy Co. Ltd.	219,000	766,366
# *	Shining Building Business Co. Ltd.	1,272,814	418,355
	Shinkong Insurance Co. Ltd.	666,131	1,467,294
#	Shinkong Synthetic Fibers Corp.	4,133,395	1,976,581
	Shinkong Textile Co. Ltd.	788,542	1,138,717
	Shiny Chemical Industrial Co. Ltd.	389,467	1,645,802
#	ShunSin Technology Holding Ltd.	55,000	329,513
# *	Shuttle, Inc.	978,152	532,894
	Sigurd Microelectronics Corp.	1,466,907	3,162,027
	Silicon Integrated Systems Corp.	756,000	995,411
	Simplo Technology Co. Ltd.	140,000	1,811,754
	Sincere Navigation Corp.	869,139	635,933
#	Singatron Enterprise Co. Ltd.	113,000	112,671
	Sinher Technology, Inc.	173,000	189,063
	Sinmag Equipment Corp.	158,056	741,625
	Sinon Corp.	1,334,510	1,643,757
	Sinopower Semiconductor, Inc.	13,200	45,781
#	Sinphar Pharmaceutical Co. Ltd.	223,938	233,679
	Sinyi Realty, Inc.	834,660	772,882
	Sirtec International Co. Ltd.	241,600	233,258
#	Sitronix Technology Corp.	366,879	3,183,444
#	Siward Crystal Technology Co. Ltd.	491,000	521,429
#	Soft-World International Corp.	234,000	1,070,124
	Solar Applied Materials Technology Corp.	1,527,372	1,918,119
#	Solomon Technology Corp.	420,000	530,136
#	Solteam, Inc.	233,607	317,618
	Solytech Enterprise Corp.	119,000	58,997
	Sonix Technology Co. Ltd.	516,000	876,498
	Southeast Cement Co. Ltd.	579,700	335,935
	Speed Tech Corp.	321,000	601,790
#	Spirox Corp.	298,824	584,488
	Sporton International, Inc.	252,231	1,867,449
#	Sports Gear Co. Ltd.	66,000	144,999
	St Shine Optical Co. Ltd.	165,000	1,010,207
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	590,588
	Standard Foods Corp.	1,010,000	1,207,701
#	Stark Technology, Inc.	334,688	1,286,426
	STL Technology Co. Ltd.	17,000	16,348
#	Sun Yad Construction Co. Ltd.	233,512	102,769
	Sunjuice Holdings Co. Ltd.	16,000	117,620
#	Sunko INK Co. Ltd.	433,400	198,586
#	SunMax Biotechnology Co. Ltd.	96,000	617,773
	Sunny Friend Environmental Technology Co. Ltd.	252,998	878,549
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	2,473,651
	Sunplus Innovation Technology, Inc.	22,000	114,717
#	Sunplus Technology Co. Ltd.	1,577,000	1,624,216
	Sunrex Technology Corp.	298,612	537,233

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sunspring Metal Corp.	328,069	$263,773
	Supreme Electronics Co. Ltd.	1,750,184	3,362,365
	Swancor Holding Co. Ltd.	176,000	550,527
	Sweeten Real Estate Development Co. Ltd.	728,712	646,123
#	Symtek Automation Asia Co. Ltd.	188,398	620,872
#	Syncmold Enterprise Corp.	311,750	763,601
#	Synmosa Biopharma Corp.	155,076	186,081
#	Syscom Computer Engineering Co.	54,000	99,499
# *	Sysgration	291,000	321,781
	Systex Corp.	475,388	1,751,219
#	T3EX Global Holdings Corp.	224,000	646,182
#	Ta Liang Technology Co. Ltd.	142,140	252,695
#	Ta Ya Electric Wire & Cable	1,647,685	1,833,148
#	Ta Yih Industrial Co. Ltd.	106,000	139,978
	Tah Hsin Industrial Corp.	221,092	506,878
#	TAI Roun Products Co. Ltd.	201,000	87,985
	TA-I Technology Co. Ltd.	397,788	574,268
# *	Tai Tung Communication Co. Ltd.	379,582	296,750
	Taichung Commercial Bank Co. Ltd.	11,324,371	5,677,605
	TaiDoc Technology Corp.	185,470	946,588
#	Taiflex Scientific Co. Ltd.	657,340	1,012,172
#	Taimide Tech, Inc.	316,262	415,788
	Tainan Enterprises Co. Ltd.	250,370	227,560
	Tainan Spinning Co. Ltd.	4,004,044	1,896,019
#	Tai-Saw Technology Co. Ltd.	235,120	192,772
#	TaiSol Electronics Co. Ltd.	124,000	251,368
	Taisun Enterprise Co. Ltd.	429,648	286,474
	Taita Chemical Co. Ltd.	948,828	505,514
	TAI-TECH Advanced Electronics Co. Ltd.	77,000	277,302
	Taiwan Chinsan Electronic Industrial Co. Ltd.	318,113	368,233
	Taiwan Cogeneration Corp.	1,166,845	1,473,134
	Taiwan Environment Scientific Co. Ltd.	22,365	38,479
	Taiwan FamilyMart Co. Ltd.	32,000	192,576
	Taiwan Fertilizer Co. Ltd.	498,000	1,081,391
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	800,103
	Taiwan FU Hsing Industrial Co. Ltd.	575,000	890,310
*	Taiwan Glass Industry Corp.	365,000	209,661
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	3,947,835
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	557,120	678,718
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	45,691
#	Taiwan Line Tek Electronic	148,510	165,259
#	Taiwan Mask Corp.	478,000	1,030,356
	Taiwan Navigation Co. Ltd.	730,777	755,212
	Taiwan Paiho Ltd.	841,287	1,436,994
	Taiwan PCB Techvest Co. Ltd.	925,238	1,214,732
#	Taiwan Sakura Corp.	702,803	1,575,714
	Taiwan Sanyo Electric Co. Ltd.	426,400	519,751
	Taiwan Secom Co. Ltd.	392,000	1,458,217
#	Taiwan Semiconductor Co. Ltd.	665,000	1,709,168
	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,673,574
	Taiwan Steel Union Co. Ltd.	18,000	50,923
#	Taiwan Styrene Monomer	1,787,209	818,120
	Taiwan Surface Mounting Technology Corp.	856,388	2,535,735
	Taiwan Taxi Co. Ltd.	85,888	297,578
# *	Taiwan TEA Corp.	1,470,897	953,879
#	Taiwan Union Technology Corp.	749,000	3,236,455
	Taiwan-Asia Semiconductor Corp.	1,059,804	1,472,136
	Taiyen Biotech Co. Ltd.	383,883	416,246

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TCI Co. Ltd.	275,746	$1,512,030
#	Te Chang Construction Co. Ltd.	258,206	576,626
	Tehmag Foods Corp.	116,380	1,089,381
	Ten Ren Tea Co. Ltd.	140,980	155,103
#	Tera Autotech Corp.	91,885	74,197
#	Test Research, Inc.	551,821	1,225,740
	Test Rite International Co. Ltd.	1,117,495	728,331
	Thermaltake Technology Co. Ltd.	75,000	102,394
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,222,886
	Thye Ming Industrial Co. Ltd.	353,135	742,300
	Tofu Restaurant Co. Ltd.	6,000	52,139
	Ton Yi Industrial Corp.	2,523,644	1,224,096
#	Tong Hsing Electronic Industries Ltd.	580,681	2,662,192
	Tong Yang Industry Co. Ltd.	1,121,741	3,056,097
#	Tong-Tai Machine & Tool Co. Ltd.	543,892	319,033
	Top Union Electronics Corp.	212,475	220,992
#	Topco Scientific Co. Ltd.	553,356	3,315,051
#	Topco Technologies Corp.	182,720	406,317
#	Topkey Corp.	222,000	1,292,001
	Topoint Technology Co. Ltd.	428,898	383,067
	TPK Holding Co. Ltd.	1,025,000	1,166,417
#	Trade-Van Information Services Co.	255,000	544,662
	Transart Graphics Co. Ltd.	18,000	29,187
	Transcend Information, Inc.	611,000	1,534,641
	Transcom, Inc.	146,300	739,834
#	Tsann Kuen Enterprise Co. Ltd.	172,059	214,213
#	TSC Auto ID Technology Co. Ltd.	104,296	752,988
#	TSEC Corp.	1,401,584	1,270,354
	TSRC Corp.	1,734,200	1,221,729
	Ttet Union Corp.	153,000	688,743
	TTFB Co. Ltd.	44,091	331,848
	TTY Biopharm Co. Ltd.	620,979	1,541,498
# *	Tul Corp.	40,000	112,595
	Tung Ho Steel Enterprise Corp.	1,636,630	3,857,741
	Tung Thih Electronic Co. Ltd.	192,000	797,123
	TURVO International Co. Ltd.	98,922	399,401
	TXC Corp.	1,004,053	3,041,024
	TYC Brother Industrial Co. Ltd.	454,980	570,535
*	Tycoons Group Enterprise	1,035,779	373,459
*	Tyntek Corp.	1,029,039	611,635
#	UDE Corp.	251,000	451,268
#	Ultra Chip, Inc.	151,000	439,197
	U-Ming Marine Transport Corp.	1,358,000	2,074,258
	Unictron Technologies Corp.	23,000	61,322
#	Uniform Industrial Corp.	78,000	85,350
	Union Bank of Taiwan	7,826,310	3,539,189
#	Unitech Computer Co. Ltd.	341,804	367,378
#	Unitech Printed Circuit Board Corp.	1,984,648	1,202,511
	United Integrated Services Co. Ltd.	524,951	4,644,204
	United Orthopedic Corp.	230,935	716,377
#	United Radiant Technology	287,000	167,438
#	United Recommend International Co. Ltd.	69,310	194,298
#	United Renewable Energy Co. Ltd.	3,873,437	1,598,830
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	29,413
	Universal Cement Corp.	1,525,825	1,417,973
	Universal Microelectronics Co. Ltd.	73,000	66,141
#	Universal Microwave Technology, Inc.	57,000	284,579
	Universal Vision Biotechnology Co. Ltd.	131,652	1,154,665

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	UPC Technology Corp.	2,591,124	$1,234,310
	Userjoy Technology Co. Ltd.	186,466	462,425
	USI Corp.	2,737,156	1,597,243
#	Utechzone Co. Ltd.	189,000	451,758
	Value Valves Co. Ltd.	7,000	20,341
	Ve Wong Corp.	556,696	987,649
	Ventec International Group Co. Ltd., Class C	167,000	486,603
	VIA Labs, Inc.	11,000	87,976
#	Viking Tech Corp.	140,000	232,597
#	Visco Vision, Inc.	68,000	520,574
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,249,942
#	Vivotek, Inc.	127,704	618,074
#	Wafer Works Corp.	1,542,251	2,028,111
#	Waffer Technology Corp.	319,512	1,030,334
#	Wah Hong Industrial Corp.	144,021	159,315
	Wah Lee Industrial Corp.	556,300	1,718,133
	Walsin Technology Corp.	583,000	1,998,419
#	Walton Advanced Engineering, Inc.	719,197	362,251
#	WAN HWA Enterprise Co.	374,238	149,829
*	We&Win Diversification Co. Ltd.	95,000	98,616
	WEI Chih Steel Industrial Co. Ltd.	43,000	33,137
#	Wei Chuan Foods Corp.	907,000	539,827
	Weikeng Industrial Co. Ltd.	1,269,459	1,240,219
	Well Shin Technology Co. Ltd.	319,000	520,552
	WELLELL, Inc.	10,500	9,228
#	Wha Yu Industrial Co. Ltd.	305,000	167,368
#	Wholetech System Hitech Ltd.	180,000	454,682
#	Winmate, Inc.	130,000	574,314
#	Winstek Semiconductor Co. Ltd.	234,000	910,096
* ††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,265,763
	Wisdom Marine Lines Co. Ltd.	1,321,241	2,169,846
#	Wistron Information Technology & Services Corp.	87,901	383,954
	Wistron NeWeb Corp.	623,184	2,839,342
#	Wowprime Corp.	225,400	1,742,825
#	WUS Printed Circuit Co. Ltd.	529,737	589,262
*	XAC Automation Corp.	139,000	105,869
	XinTec, Inc.	459,000	1,839,486
	Xxentria Technology Materials Corp.	535,927	1,233,967
#	Yankey Engineering Co. Ltd.	66,502	696,544
#	Yao Sheng Electronic Co. Ltd.	24,147	66,002
#	YC INOX Co. Ltd.	1,267,609	1,053,665
	Yea Shin International Development Co. Ltd.	784,799	855,836
	Yem Chio Co. Ltd.	1,348,518	727,811
	Yen Sun Technology Corp.	15,000	20,221
# *	Yeong Guan Energy Technology Group Co. Ltd.	268,987	432,944
	YFC-Boneagle Electric Co. Ltd.	275,687	220,098
#	YFY, Inc.	1,196,212	1,144,470
#	Yi Jinn Industrial Co. Ltd.	669,284	390,931
#	Yieh Phui Enterprise Co. Ltd.	3,288,651	1,615,775
	Yonyu Plastics Co. Ltd.	254,600	252,341
#	Young Fast Optoelectronics Co. Ltd.	297,872	574,234
*	Young Optics, Inc.	27,000	59,953
#	Youngtek Electronics Corp.	357,666	739,496
	Yuanta Futures Co. Ltd.	342,827	663,237
	Yuen Chang Stainless Steel Co. Ltd., Class C	60,000	31,071
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	188,551
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	598,871
#	Yungshin Construction & Development Co. Ltd.	342,000	1,012,477

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	758,015	$1,121,363
	Yusin Holding Corp.	28,721	103,890
#	Zeng Hsing Industrial Co. Ltd.	225,726	728,115
#	Zenitron Corp.	635,000	675,999
#	Zero One Technology Co. Ltd.	469,226	1,023,098
*	Zhong Yang Technology Co. Ltd.	16,819	26,225
#	Zig Sheng Industrial Co. Ltd.	1,224,732	395,133
# *	Zinwell Corp.	800,586	539,717
#	Zippy Technology Corp.	409,948	623,681
#	Zyxel Group Corp.	859,225	1,305,157
TOTAL TAIWAN			675,162,251
THAILAND — (1.6%)
	AAPICO Hitech PCL, NVDR	3,870	3,191
	AAPICO Hitech PCL	718,032	591,993
*	Absolute Clean Energy PCL	5,527,500	239,937
	Advanced Information Technology PCL, Class F	4,226,400	433,630
	After You PCL	899,700	233,310
	Allianz Ayudhya Capital PCL	195,200	184,320
	Amata Corp. PCL	2,376,310	1,426,690
	AP Thailand PCL	4,022,316	1,213,129
	Asia Plus Group Holdings PCL	7,797,100	615,373
	Asia Sermkij Leasing PCL, NVDR	1,235,200	692,847
	Asian Insulators PCL	198,850	24,662
	Asphere Innovations PCL	236,496	53,329
	Bangchak Sriracha PCL	43,800	10,679
	Bangkok Airways PCL	1,330,500	551,289
	Bangkok Commercial Asset Management PCL	1,012,600	225,482
	Bangkok Insurance PCL	192,481	1,665,610
*	Bangkok Land PCL	36,945,170	749,786
	Bangkok Life Assurance PCL, NVDR	43,700	23,527
	BCPG PCL	2,919,000	682,903
#	BEC World PCL	2,019,133	264,077
*	Better World Green PCL	10,303,633	148,118
*	Bound & Beyond PCL	74,300	26,807
	Cal-Comp Electronics Thailand PCL, Class F	9,982,652	754,098
	CH Karnchang PCL	1,613,200	977,628
	Charoong Thai Wire & Cable PCL, Class F	417,700	54,277
	Chayo Group PCL	244,004	35,076
	Chularat Hospital PCL, Class F	9,488,400	791,647
	CIMB Thai Bank PCL	1,144,300	19,353
	CK Power PCL	4,197,600	451,972
	Dhipaya Group Holdings PCL	2,171,100	1,820,597
	Diamond Building Products PCL	166,700	38,765
	Don Muang Tollway PCL	244,900	91,119
	Dynasty Ceramic PCL	12,811,500	585,008
	Eastern Polymer Group PCL, Class F	1,965,187	420,983
	Eastern Water Resources Development & Management PCL, Class F	1,975,800	226,108
	Ekachai Medical Care PCL	1,084,021	229,164
*	Erawan Group PCL	3,726,000	535,624
#	Exotic Food PCL, Class F	382,700	242,710
#	Forth Corp. PCL	549,300	264,760
	Forth Smart Service PCL	778,351	150,284
	GFPT PCL	1,453,500	467,054
	Global Green Chemicals PCL, Class F	1,281,900	312,548
*	Green Tech Ventures PCL, Class F	13,259,934	67,276
* ††	Group Lease PCL, NVDR	1,644,700	5,651
	Gunkul Engineering PCL	6,083,000	524,670
	Haad Thip PCL	456,400	204,545

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	ICC International PCL	204,600	$247,982
	Ichitan Group PCL	1,568,200	769,126
	Index Livingmall PCL	361,000	225,895
	Interlink Communication PCL	359,500	76,506
*	IT City PCL	152,900	14,222
*	Italian-Thai Development PCL	10,308,376	215,015
* ††	ITV PLC	2,785,600	0
	Jasmine International PCL	8,738,731	507,414
#	Jaymart Group Holdings PCL	1,147,900	465,922
	Jubilee Enterprise PCL	267,500	128,180
	Karmarts PCL	1,583,500	669,509
	KGI Securities Thailand PCL	502,000	65,372
	Khon Kaen Sugar Industry PCL	4,934,556	347,724
	Lalin Property PCL	495,500	110,336
	Lanna Resources PCL	609,350	255,918
	LH Financial Group PCL	20,469,239	576,964
*	Loxley PCL	4,346,776	170,306
#	LPN Development PCL	2,846,202	301,648
	Major Cineplex Group PCL	749,600	295,804
	MBK PCL	3,563,655	1,607,173
	MC Group PCL	783,000	284,707
	MCS Steel PCL	1,043,700	183,867
	Mega Lifesciences PCL	459,200	556,567
*	Millcon Steel PCL	2,604,754	25,697
	Modernform Group PCL	1,578,500	103,224
	Muang Thai Insurance PCL	61,288	193,482
	Netbay PCL	258,600	174,939
	Noble Development PCL	1,811,400	198,104
	Nonthavej Hospital PCL	3,300	3,465
	Northeast Rubber PCL	2,561,112	393,434
*	Nusasiri PCL	6,952,100	62,707
#	Origin Property PCL, Class F	2,077,750	477,307
	Plan B Media Pcl, Class F	4,257,356	1,056,014
*	Platinum Group PCL, Class F	2,913,700	244,742
	Polyplex Thailand PCL	1,079,650	316,492
	Praram 9 Hospital PCL	544,200	271,506
#	Precious Shipping PCL	1,973,031	422,663
	Premier Marketing PCL	948,400	200,493
	Prima Marine PCL	2,655,466	445,353
*	Principal Capital PCL	1,242,700	161,128
	Property Perfect PCL	22,724,846	179,352
	Pruksa Holding PCL	1,677,600	572,164
	PTG Energy PCL	2,485,400	602,479
	Quality Houses PCL	27,030,726	1,691,444
	R&B Food Supply PCL	838,100	300,017
*	Rabbit Holdings PCL, Class F	33,835,531	438,710
*	Raimon Land PCL	6,123,100	70,762
	Rajthanee Hospital PCL	505,200	377,360
	Ratchaphruek Hospital PCL, Class F	146,400	26,823
	Ratchthani Leasing PCL	7,260,155	519,788
	Regional Container Lines PCL	872,500	620,975
*	Roctec Global PCL	2,400,400	38,566
	Rojana Industrial Park PCL	2,265,954	373,640
#	RS PCL	2,093,080	814,164
	S 11 Group PCL	282,500	29,940
*	S Hotels & Resorts PCL	3,032,541	205,147
	Sabina PCL	419,600	331,162
	Saha Pathana Inter-Holding PCL	670,000	1,336,128
	Sahamitr Pressure Container PCL	656,393	175,766

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	719,000	$648,524
*	Samart Corp. PCL	1,268,300	185,897
	Sansiri PCL	32,771,010	1,653,445
	Sappe PCL	336,900	814,296
	SC Asset Corp. PCL	4,470,015	410,746
	SCG Ceramics PCL	2,521,400	70,360
*	SEN X PCL	745,500	11,767
	Sena Development PCL	1,799,733	118,705
	Sermsang Power Corp. Co. Ltd.	1,594,706	377,578
*	Siam Wellness Group Pcl, Class F	216,100	77,358
	Siamgas & Petrochemicals PCL	2,078,300	468,646
	Sikarin PCL, Class F	65,000	18,505
	Singer Thailand PCL	408,900	111,798
	Singha Estate PCL	6,603,154	150,759
#	Sino-Thai Engineering & Construction PCL	2,486,135	599,153
	SiS Distribution Thailand PCL	20,200	12,754
	SISB PCL	358,300	381,251
	SNC Former PCL	485,400	118,349
	Somboon Advance Technology PCL	884,037	453,512
	SPCG PCL	1,207,181	415,125
	Sri Trang Agro-Industry PCL	2,221,892	1,083,468
	Sri Trang Gloves Thailand PCL	2,125,400	431,340
	Srinanaporn Marketing PCL	670,900	351,737
	Srivichai Vejvivat PCL	640,600	144,452
	Stars Microelectronics Thailand PCL	1,193,300	110,324
*	STP & I PCL	2,791,364	245,481
*	Super Energy Corp. PCL	38,227,005	452,550
	Susco PCL	1,816,400	234,490
	SVI PCL	1,049,400	196,702
#	Synnex Thailand PCL	599,140	179,012
	TAC Consumer PCL, Class F	849,400	102,950
	Taokaenoi Food & Marketing PCL, Class F	1,162,480	353,880
	Thai Nakarin Hospital PCL	245,800	251,152
*	Thai Reinsurance PCL	7,708,900	158,622
	Thai Solar Energy PCL, Class F	2,474,079	138,776
	Thai Stanley Electric PCL, Class F	134,700	782,135
	Thai Vegetable Oil PCL	1,831,082	1,083,862
	Thai Wacoal PCL	68,300	61,365
	Thai Wah PCL, Class F	1,366,200	150,955
#	Thaicom PCL	1,676,400	557,579
#	Thaifoods Group PCL, Class F	2,861,600	291,988
	Thoresen Thai Agencies PCL	3,412,178	596,308
	Tipco Asphalt PCL	1,604,374	728,079
	TIPCO Foods PCL	620,682	165,329
	TKS Technologies PCL	938,543	179,891
	TMT Steel PCL	720,900	118,872
	TPI Polene PCL	14,870,900	586,830
	TPI Polene Power PCL	6,524,702	617,941
	TQM Alpha PCL	546,876	447,027
	TTCL PCL	368,340	35,715
	TTW PCL	2,492,200	677,887
	Union Auction PCL	788,500	240,034
*	Unique Engineering & Construction PCL	41,470	3,600
	United Paper PCL	1,084,800	357,752
	Univanich Palm Oil PCL	1,335,500	333,146
	Vanachai Group PCL	1,425,059	143,801
	VGI PCL	2,752,400	122,579
††	Vinythai PCL	16,237	1,048
	WHA Utilities & Power PCL	3,073,000	339,544

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	WICE Logistics PCL	733,000	$119,834
	Workpoint Entertainment PCL	429,640	124,735
*	Xspring Capital PCL	14,072,667	424,431
*	YGGDRAZIL Group PCL	321,800	62,587
TOTAL THAILAND			61,751,218
TURKEY — (1.5%)
	Adel Kalemcilik Ticaret ve Sanayi AS	6,312	94,241
*	Adese Alisveris Merkezleri Ticaret AS	3,642,293	280,850
	Afyon Cimento Sanayi TAS	758,071	310,160
	Agesa Hayat ve Emeklilik AS	52,014	99,626
	Akcansa Cimento AS	119,209	670,941
	Aksa Akrilik Kimya Sanayii AS	402,215	1,234,664
*	Aksigorta AS	1,457,492	312,134
*	Albaraka Turk Katilim Bankasi AS	3,396,556	473,960
	Alkim Alkali Kimya AS	191,634	240,960
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	1,540,277
	Anadolu Hayat Emeklilik AS	202,753	284,550
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	56,631	132,187
	ARD Grup Bilisim Teknolojileri AS	425,980	571,004
*	Aydem Yenilenebilir Enerji AS, Class A	396,992	302,699
	Aygaz AS	201,864	979,542
	Aztek Teknoloji Urunleri Ticaret AS	10,266	54,562
	Bagfas Bandirma Gubre Fabrikalari AS	169,586	152,289
*	Banvit Bandirma Vitaminli Yem Sanayii AS	25,106	97,697
*	Baticim Bati Anadolu Cimento Sanayii AS	200,482	742,440
	Bera Holding AS	2,112,693	907,558
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	281,118
*	Biotrend Cevre VE Enerji Yatirimlari AS	640,925	416,301
	Bogazici Beton Sanayi Ve Ticaret AS	232,497	287,318
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	21,179	426,236
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,280	467,518
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	77,290	228,911
	Bursa Cimento Fabrikasi AS	2,021,576	530,344
	Celebi Hava Servisi AS	6,362	212,096
*	Cemas Dokum Sanayi AS	1,927,018	309,814
	Cemtas Celik Makina Sanayi Ve Ticaret AS	501,461	190,833
	Cimsa Cimento Sanayi VE Ticaret AS	1,354,087	1,470,661
	Deva Holding AS	102,907	284,586
	Dogan Sirketler Grubu Holding AS	3,025,654	1,317,302
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,533	218,884
	Eczacibasi Yatirim Holding Ortakligi AS	76,701	712,669
	EGE Endustri VE Ticaret AS	3,982	1,437,423
	EGE Gubre Sanayii AS	104,905	169,422
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	757,783
	Emek Elektrik Endustrisi AS	21,579	13,597
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	295,534
	Escar Turizm Tasimacilik Ticaret AS	28,851	144,092
*	Europap Tezol Kagit Sanayi VE Ticaret AS	285,408	182,933
	Galata Wind Enerji AS	446,347	384,943
*	Gersan Elektrik Ticaret ve Sanayi AS	154,162	115,598
	Global Yatirim Holding AS	1,488,949	557,721
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	26,268	240,113
*	Goodyear Lastikleri TAS	268,622	188,883
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	521,552
	GSD Holding AS	1,840,955	251,062
*	Hitit Bilgisayar Hizmetleri AS	12,164	28,217
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,600,242	400,737
	Info Yatirim AS	93,548	44,647

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Inveo Yatirim Holding AS	6,799	$10,552
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	300,257	358,833
*	Is Finansal Kiralama AS	985,819	409,267
	Is Yatirim Menkul Degerler AS, Class A	1,258,585	1,432,437
	Isiklar Enerji ve Yapi Holding AS	492,320	92,683
*	Izmir Demir Celik Sanayi AS	2,040,105	419,426
	Jantsa Jant Sanayi Ve Ticaret AS	27,523	129,571
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	351,760	295,930
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	548,228
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	184,816
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,400,736	2,114,979
*	Karel Elektronik Sanayi ve Ticaret AS	533,074	240,889
*	Karsan Otomotiv Sanayii Ve Ticaret AS	919,275	290,723
	Kartonsan Karton Sanayi ve Ticaret AS	32,600	83,494
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,217,433	243,766
*	Kerevitas Gida Sanayi ve Ticaret AS	84,695	33,736
	Kervan Gida Sanayi Ve Ticaret AS	180,782	143,926
	Kimteks Poliuretan Sanayi VE Ticaret AS	27,844	60,455
*	Konya Cimento Sanayii AS	2,458	621,365
	Kordsa Teknik Tekstil AS	178,590	488,582
*	Koza Anadolu Metal Madencilik Isletmeleri AS	648,948	1,050,426
	LDR Turizm AS	124,217	249,578
	Logo Yazilim Sanayi Ve Ticaret AS	215,241	632,710
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	13,831	24,181
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	504,400	2,370,797
	MIA Teknoloji AS	491,062	707,363
* Ω	MLP Saglik Hizmetleri AS	305,889	1,643,162
	Naturel Yenilenebilir Enerji Ticaret AS	100,880	162,348
*	NET Holding AS	552,554	492,052
	Nuh Cimento Sanayi AS	202,087	2,113,285
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,158,379	961,993
	Orge Enerji Elektrik Taahhut AS	76,389	176,246
	Osmanli Yatirim Menkul Degerler AS	1,785	12,541
*	Otokar Otomotiv Ve Savunma Sanayi AS	105,353	1,691,772
*	Oyak Yatirim Menkul Degerler AS	113,221	163,792
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	90,062	247,210
*	Parsan Makina Parcalari Sanayii AS	67,138	232,602
*	Peker Gayrimenkul Yatirim Ortakligi AS	1,448,062	1,636,339
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	8,127
	Polisan Holding AS	611,674	283,402
	Politeknik Metal Sanayi ve Ticaret AS	255	169,001
*	Qua Granite Hayal	1,328,615	176,220
# *	Reysas Tasimacilik ve Lojistik Ticaret AS	1,346,149	1,381,707
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,528,153	1,533,917
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	75,962	235,852
	Sekerbank Turk AS	2,816,453	450,150
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	755,061
	Sok Marketler Ticaret AS	827,810	1,735,288
	Suwen Tekstil Sanayi Pazarlama AS	19,541	12,799
*	Tat Gida Sanayi AS	76,577	82,849
	Tekfen Holding AS	606,459	833,665
*	Teknosa Ic Ve Dis Ticaret AS	425,506	553,984
*	Tukas Gida Sanayi ve Ticaret AS	881,591	243,258
*	Tumosan Motor ve Traktor Sanayi AS	47,923	148,660
*	Turcas Petrol AS	410,905	340,041
*	Turkiye Sinai Kalkinma Bankasi AS	4,705,310	1,269,152
*	Ulker Biskuvi Sanayi AS	486,870	1,497,954
	Usak Seramik Sanayii AS	45,662	17,648

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Vakif Finansal Kiralama AS	1,192,411	$214,923
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	112,196
	Vestel Beyaz Esya Sanayi ve Ticaret AS	1,069,869	612,784
*	Vestel Elektronik Sanayi ve Ticaret AS	368,756	745,616
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	362,255	392,581
	Ziraat Gayrimenkul Yatirim Ortakligi AS	762,230	173,959
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	724,524
TOTAL TURKEY			60,048,562
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Islamic Bank PJSC	4,010,162	12,239,492
	Abu Dhabi National Hotels	4,847,773	1,151,556
	Abu Dhabi National Insurance Co. PSC	107,433	179,831
*	Abu Dhabi Ports Co. PJSC	1,856,972	3,139,765
	Abu Dhabi Ship Building Co. PJSC	238,479	256,436
	Agthia Group PJSC	884,455	1,225,410
	Air Arabia PJSC	7,135,372	5,782,180
*	Ajman Bank PJSC	4,183,966	2,335,311
*	AL Seer Marine Supplies & Equipment Co. LLC	492,975	893,113
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,930,092	1,207,125
	Aldar Properties PJSC	18,000	24,964
	Amanat Holdings PJSC	3,665,963	1,177,446
*	Amlak Finance PJSC	2,616,388	562,538
*	Apex Investment Co. PSC	4,683,972	2,506,599
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,129,263	1,221,863
	Burjeel Holdings PLC	1,253,400	1,060,484
	Dana Gas PJSC	12,794,521	2,571,114
*	Deyaar Development PJSC	4,694,182	903,380
	Dubai Financial Market PJSC	4,888,268	1,810,349
	Dubai Investments PJSC	5,661,475	3,645,667
	Emaar Development PJSC	2,871,694	5,434,190
	Emirates Integrated Telecommunications Co. PJSC	854,700	1,314,888
*	EMSTEEL Building Materials PJSC	5,836,998	2,205,986
*	Eshraq Investments PJSC	4,255,716	477,654
	Fertiglobe PLC	3,127,584	2,372,739
*	Ghitha Holding PJSC	80,117	818,255
*	Gulf Navigation Holding PJSC	1,104,805	2,103,645
*	Gulf Pharmaceutical Industries PSC	67,736	21,527
*	Islamic Arab Insurance Co.	81,388	11,536
*	Manazel PJSC	4,049,621	379,106
*	Multiply Group PJSC	5,766,574	4,528,000
	National Central Cooling Co. PJSC	51,836	45,276
*	Palms Sports PrJSC	87,683	326,816
*	RAK Properties PJSC	3,823,559	1,363,732
	Ras Al Khaimah Ceramics	1,082,716	795,917
	Salik Co. PJSC	482,144	454,946
*	Shuaa Capital PSC	2,596,327	137,780
	Taaleem Holdings PJSC	31,147	32,691
	TECOM Group PJSC	230,598	168,948
*	Union Properties PJSC	7,301,664	545,885
TOTAL UNITED ARAB EMIRATES			67,434,140
TOTAL COMMON STOCKS			3,947,641,844
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	589,466	1,020,834

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco ABC Brasil SA, 6.526%	322,665	$1,553,278
Ω	Banco BMG SA, 11.212%	238,649	161,366
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	708,161	2,108,303
	Banco Pan SA, 2.737%	928,037	1,472,302
	Banco Pine SA, 7.457%	46,090	38,514
	Centrais Eletricas de Santa Catarina SA, 10.177%	59,700	804,571
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	604,412	1,261,428
	Cia De Sanena Do Parana, 5.473%	4,195,627	4,776,226
	Cia Energetica do Ceara Class A, 0.768%	58,919	476,879
	Companhia Paranaense de Energia Class B, 3.301%	148,653	303,943
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	549,278	2,839,296
	Eucatex SA Industria e Comercio, 5.720%	196,878	643,756
	Grazziotin SA, 10.699%	3,991	20,348
	Marcopolo SA, 4.150%	1,801,511	2,908,947
	Randon SA Implementos e Participacoes, 4.972%	628,787	1,484,904
	Schulz SA, 4.483%	370,405	486,706
	Taurus Armas SA, 9.746%	180,574	521,924
	Track & Field Co. SA, 1.321%	148,500	398,646
	Unipar Carbocloro SA Class B, 4.951%	243,849	3,459,578
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	1,439,921	2,670,934
TOTAL BRAZIL			29,412,683
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.201%	469,049	650,684
	Embotelladora Andina SA Class B, 7.290%	128,271	326,837
TOTAL CHILE			977,521
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 7.689%	343,231	45,394
	Grupo de Inversiones Suramericana SA, 7.805%	8,670	36,515
TOTAL COLOMBIA			81,909
INDIA — (0.0%)
	Sundaram Clayton Ltd.	1,268	163
*	TVS Holdings Ltd.	1,268,228	162,695
TOTAL INDIA			162,858
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	263,470
TOTAL PREFERRED STOCKS			30,898,441
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	10,713	10,549
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	520
*	Empreendimentos Pague Menos SA Rights 02/28/2024	32,372	1,568
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,566,315	6,323
*	Infracommerce CXAAS SA Warrants 12/18/2024	51,281	2,381
TOTAL BRAZIL			21,341
INDIA — (0.0%)
*	Skipper Ltd. Rights 02/08/2024	1,954	1,373
MALAYSIA — (0.0%)
*	Sam Engineering & Equipment M Bhd. Rights 02/09/2024	82,550	87

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	Samsung Pharmaceutical Co. Ltd. Rights 02/14/2024	75,775	$20,723
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	79,101	93,050
TOTAL SOUTH KOREA			113,773
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	813,246	32,478
*	EZconn Corp. Rights 02/22/2024	16,811	18,477
*	G Shank Enterprise Co. Ltd. Rights	28,194	11,620
*	L&K Engineering Co. Ltd. Rights 03/06/2024	13,533	24,213
*	Radium Life Tech Co. Ltd. Rights	123,305	2,797
TOTAL TAIWAN			89,585
THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Chayo Group PCL Warrants 12/07/2025	17,150	261
*	Maco Corp. Warrants 01/02/2025	970,750	0
# *	RS PCL Warrants 01/16/2026	209,308	34,809
TOTAL THAILAND			35,070
TURKEY — (0.0%)
*	Emek Elektrik Endustrisi AS Rights 12/28/2023	21,579	12,942
TOTAL RIGHTS/WARRANTS			274,171
TOTAL INVESTMENT SECURITIES (Cost $3,377,232,103)			3,978,814,456

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	2,917,415	33,748,661
TOTAL INVESTMENTS — (100.0%)
(Cost $3,410,980,605)^^			$4,012,563,117

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	107	03/15/24	$25,516,049	$26,057,175	$541,126
Total Futures Contracts			$25,516,049	$26,057,175	$541,126

The Emerging Markets Small Cap Series
CONTINUED
Summary of the Series' investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$191,743,525	$11,132,471	—	$202,875,996
Chile	847,718	26,261,007	—	27,108,725
China	23,277,116	680,469,283	$7,215,192	710,961,591
Colombia	5,682,538	500,427	—	6,182,965
Greece	311,676	19,473,037	—	19,784,713
Hong Kong	—	1,285,057	60,007	1,345,064
Hungary	—	3,216,402	—	3,216,402
India	1,040,693	980,586,683	57,355	981,684,731
Indonesia	8,355	72,664,953	302,333	72,975,641
Kuwait	19,397,933	1,316,405	—	20,714,338
Malaysia	—	59,500,138	—	59,500,138
Mexico	122,946,981	6,668,355	—	129,615,336
Philippines	—	33,098,326	451,356	33,549,682
Poland	—	56,320,089	—	56,320,089
Qatar	—	31,435,177	—	31,435,177
Saudi Arabia	448,388	181,090,823	—	181,539,211
South Africa	10,547,104	103,025,481	—	113,572,585
South Korea	—	428,379,839	2,483,450	430,863,289
Taiwan	—	675,054,290	107,961	675,162,251
Thailand	58,519,036	3,225,483	6,699	61,751,218
Turkey	—	60,048,562	—	60,048,562
United Arab Emirates	—	67,434,140	—	67,434,140
Preferred Stocks
Brazil	29,251,317	161,366	—	29,412,683
Chile	—	977,521	—	977,521
Colombia	81,909	—	—	81,909
India	—	162,858	—	162,858
Philippines	—	263,470	—	263,470
Rights/Warrants
Brazil	—	21,341	—	21,341
India	—	1,373	—	1,373
Malaysia	—	87	—	87
South Korea	—	113,773	—	113,773
Taiwan	—	89,585	—	89,585
Thailand	—	35,070	—	35,070
Turkey	—	12,942	—	12,942
Securities Lending Collateral	—	33,748,661	—	33,748,661
Futures Contracts**	541,126	—	—	541,126
TOTAL	$464,645,415	$3,537,774,475	$10,684,353^	$4,013,104,243
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,521,922
The DFA International Value Series	10,427,434
The Japanese Small Company Series	2,767,256
The Asia Pacific Small Company Series	1,526,671
The United Kingdom Small Company Series	1,372,485
The Continental Small Company Series	4,430,811

Federal Tax Cost
The Emerging Markets Series	$3,087,254
The Emerging Markets Small Cap Series	4,252,567
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series' financial statements.
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series' until the 2024 annual shareholder reports, and will have no effect on the Series' accounting policies or financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.